UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco 0-5 Yr US TIPS ETF
PBTP | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco 0-5 Yr US TIPS ETF	$7	0.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the U.S. Treasury bond market benefited from relatively lower short-term interest rates. Because the Fund holds the vast majority of its portfolio in U.S. Treasury Inflation-Protected Securities ("TIPS") that have shorter durations, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA 0-5 Year US Inflation-Linked Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.57%, differed from the return of the Index, 6.63%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 3-4 years, followed by bonds with maturities of 2-3 years.
Positions | U.S. Treasury Inflation-Indexed Note, 0.50% coupon, due 01/15/2028, followed by U.S. Treasury Inflation-Indexed Note 0.63% coupon, due 01/15/2026.
What detracted from performance?
Duration Allocations |  No maturity durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Inflation-Indexed Note, 1.63% coupon, due 10/15/2029.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/22/17)
Invesco 0-5 Yr US TIPS ETF — NAV Return	6.57%	3.38%	3.00%
ICE BofA 0-5 Year US Inflation-Linked Treasury Index	6.63%	3.46%	3.09%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.08%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Prior to July 1, 2022, Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher of lower than the actual transaction costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$55,141,655
Total number of portfolio holdings	28
Total advisory fees paid	$43,257
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	4.88%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 01/15/2025	4.82%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2025	4.78%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.31%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.23%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.20%
U.S. Treasury Inflation - Indexed Bonds, 2.38%, 01/15/2025	4.16%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.14%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2027	4.08%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.07%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
BLKC | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$83	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, digital assets experienced a positive market environment. Since many blockchain-related companies either are exposed to digital asset prices directly or generate revenues from activity in the space, they also benefited from the strong performance of digital assets.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 76.95%, differed from the return of the Index, 76.77%, primarily due to income from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Software industry, followed by the capital markets and semiconductors & semiconductor equipment industries, respectively.
Positions | Grayscale Bitcoin Trust BTC, an exchange-traded fund, and MicroStrategy Inc., Class A, a software company.
What detracted from performance?
Industry Allocations |  Technology hardware storage & peripherals industry, followed by the food products and household durables industries, respectively.
Positions | Stronghold Digital Mining, Inc., Class A, a software company, and Canaan, Inc., ADR, a technology hardware storage & peripherals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/07/21)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF — NAV Return	76.95%	(1.34)%
Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net)	76.77%	(1.68)%
MSCI ACWI (Net)	32.79%	6.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,362,725
Total number of portfolio holdings	69
Total advisory fees paid	$19,333
Portfolio turnover rate	91%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust	7.03%
Grayscale Bitcoin Trust BTC	3.62%
Fidelity Wise Origin Bitcoin Fund	3.40%
Terawulf, Inc.	2.14%
Hut 8 Corp.	1.83%
Cipher Mining, Inc.	1.73%
MicroStrategy, Inc., Class A	1.72%
SoFi Technologies, Inc.	1.67%
Bit Digital, Inc.	1.66%
Hive Digital Technologies Ltd.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal risks to reflect that the Fund may obtain investment exposure to cryptocurrencies indirectly through investments in cryptocurrency exchange-traded products.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Alerian Galaxy Crypto Economy ETF
SATO | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Crypto Economy ETF	$96	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, digital assets experienced a positive market environment. Stocks of companies that are materially engaged in the research and development of blockchain technology, cryptocurrency mining, cryptocurrency buying, or cryptocurrency enabling technologies benefited from the strong performance of digital assets.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 121.02%, differed from the return of the Index, 115.99%, primarily due to income from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Software industry, followed by the capital markets and IT services industries, respectively.
Positions | Grayscale Bitcoin Trust BTC, an exchange-traded fund, and CleanSpark, Inc., a software company.
What detracted from performance?
Industry Allocations |  Technology hardware storage & peripherals industry, followed by the industrial conglomerates industry.
Positions | Canaan, Inc., ADR, a technology hardware storage & peripherals company, and Stronghold Digital Mining, Inc., Class A, a software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/07/21)
Invesco Alerian Galaxy Crypto Economy ETF — NAV Return	121.02%	(9.23)%
Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net)	115.99%	(9.91)%
MSCI ACWI (Net)	32.79%	6.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$8,483,768
Total number of portfolio holdings	49
Total advisory fees paid	$46,595
Portfolio turnover rate	137%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust	6.54%
Terawulf, Inc.	4.65%
Hut 8 Corp.	3.98%
Cipher Mining, Inc.	3.77%
MicroStrategy, Inc., Class A	3.74%
Bit Digital, Inc.	3.61%
Hive Digital Technologies Ltd.	3.56%
Iris Energy Ltd.	3.49%
Canaan, Inc., ADR	3.46%
CleanSpark, Inc.	3.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal risks to reflect that the Fund may obtain investment exposure to cryptocurrencies indirectly through investments in cryptocurrency exchange-traded products.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco China Technology ETF
CQQQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco China Technology ETF	$73	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, Chinese equities experienced a mostly negative market environment driven largely by weak consumer demand and an ongoing property crisis. However, at the end of the period, the October announcement of broad government stimulus contributed to a sharp recovery in Chinese equities. Given the Fund's focus on Chinese equities, it largely benefited from this market tailwind and finished the period in positive territory.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE China Incl A 25% Technology Capped Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.91%, differed from the return of the Index, 20.80%, primarily due to fees and expenses that the Fund incurred during the period as well as the impact of currency depreciation.
What contributed to performance?
Industry Allocations |  Interactive media & services industry, followed by the hotels restaurants & leisure industry.
Positions | Meituan, B Shares, a hotels restaurants & leisure company, and Tencent Holdings Ltd., an interactive media & services company.
What detracted from performance?
Industry Allocations |  Consumer staples distribution & retail industry, followed by the software industry.
Positions | Sunny Optical Technology Group Co. Ltd., an electronic equipment instruments & components company and Kingdee International Software Group Co. Ltd., a software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco China Technology ETF — NAV Return	19.91%	(2.66)%	1.68%
Blended - FTSE China Incl A 25% Technology Capped Index (Net)	20.80%	(1.96)%	1.99%
MSCI China Index (Net)	21.75%	(1.17)%	2.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 18, 2018, Guggenheim China Technology ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim China Technology ETF and the Fund.
- The Blended - FTSE China Incl A 25% Technology Capped Index (Net) performance is comprised of the performance of the AlphaShares China Technology Index, the Fund's former underlying index, prior to June 22, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$767,345,488
Total number of portfolio holdings	151
Total advisory fees paid	$4,245,036
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meituan, B Shares	10.15%
Tencent Holdings Ltd.	8.17%
PDD Holdings, Inc., ADR	7.66%
Baidu, Inc., A Shares	5.71%
Kuaishou Technology	5.44%
Bilibili, Inc., Z Shares	4.62%
SenseTime Group, Inc., B Shares	3.55%
Sunny Optical Technology Group Co. Ltd.	3.12%
Kingdee International Software Group Co. Ltd.	2.23%
Hygon Information Technology Co. Ltd., A Shares	2.16%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective January 5, 2024, the Fund's annual unitary management fee was reduced to 0.65% of the Fund's average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Developed Markets Momentum ETF
PIZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Developed Markets Momentum ETF	$94	0.80%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on developed market equities, it largely benefited from the market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Developed Markets Technical Leaders™ Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 35.67%, differed from the return of the Index, 36.71%, primarily due to the daily compounding of fees during a period of high returns.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | ASM International N.V., an information technology company (no longer held at fiscal year-end) and Constellation Software, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | HLB Co., Ltd., a healthcare company (no longer held at fiscal year-end) and Whitecap Resources Inc., and energy company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Developed Markets Momentum ETF — NAV Return	35.67%	7.74%	5.62%
Dorsey Wright Developed Markets Technical Leaders™ Index (Net)	36.71%	8.47%	6.43%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Developed Markets Technical Leaders™ Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$136,210,842
Total number of portfolio holdings	102
Total advisory fees paid	$1,038,940
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
InterContinental Hotels Group PLC	3.04%
Constellation Software, Inc.	2.86%
REA Group Ltd.	2.75%
Descartes Systems Group, Inc. (The)	2.62%
Belimo Holding AG	2.60%
Novo Nordisk A/S, Class B	2.34%
Flughafen Zureich AG	2.34%
Dollarama, Inc.	2.22%
Halma PLC	2.09%
Mizrahi Tefahot Bank Ltd.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Emerging Markets Momentum ETF
PIE | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Emerging Markets Momentum ETF	$98	0.90%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund's focus on momentum within emerging market equities resulted in underperformance versus the MSCI Emerging Markets Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Emerging Markets Technical Leaders™ Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.19%, differed from the return of the Index, 20.35%, primarily due to fees and expenses that the Fund incurred during the period along with the impact of foreign fair valuation and sampling.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the consumer staples sector.
Positions | Topco Scientific Co. Ltd., an information technology company and Taiwan Semiconductor Manufacturing Co. Ltd., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Turk Traktor ve Ziraat Makineleri A.S., an industrials company (no longer held at fiscal year-end) and Wiwynn Corp., an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Emerging Markets Momentum ETF — NAV Return	17.19%	3.87%	2.62%
Dorsey Wright Emerging Markets Technical Leaders™ Index (Net)	20.35%	5.88%	4.33%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Emerging Markets Technical Leaders™ Index (Net) to the MSCI Emerging Markets Index (Net) to reflect that the MSCI Emerging Markets Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$123,269,342
Total number of portfolio holdings	101
Total advisory fees paid	$1,156,323
Portfolio turnover rate	175%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Topco Scientific Co. Ltd.	3.30%
Charoen Pokphand Enterprise (Taiwan) Co. Ltd.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.95%
Clicks Group Ltd.	2.53%
Shiny Chemical Industrial Co. Ltd.	2.43%
QL Resources Bhd.	2.39%
Lien Hwa Industrial Holdings Corp.	2.21%
Goldsun Building Materials Co. Ltd.	2.18%
China Shenhua Energy Co. Ltd., H Shares	2.03%
Kaori Heat Treatment Co. Ltd.	1.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Emerging Markets Sovereign Debt ETF
PCY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Sovereign Debt ETF	$56	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market sovereign debt benefited from relatively lower longer term U.S. interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in emerging market sovereign bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the DBIQ Emerging Markets USD Liquid Balanced Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 23.11%, differed from the return of the Index, 23.56%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Country Allocations |  Pakistan bonds, followed by Egypt bonds and El Salvador bonds, respectively.
Positions | Pakistan Government International Bond, 6.88% coupon, due 12/05/2027, followed by Pakistan Government International Bond, 7.38% coupon, due 04/08/2031.
What detracted from performance?
Country Allocations |  No country detracted from the Fund's performance during the period.
Positions | Peruvian Government International Bond, 5.88% coupon, due 08/08/2054, followed by Guatemala Government Bond, 6.55% coupon, due 02/06/2037.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Sovereign Debt ETF — NAV Return	23.11%	(1.10)%	2.00%
DBIQ Emerging Markets USD Liquid Balanced Index	23.56%	(1.37)%	2.16%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%
JP Morgan Emerging Market Bond Global Index	17.62%	0.75%	2.77%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Emerging Market Bond Global Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,354,859,071
Total number of portfolio holdings	94
Total advisory fees paid	$7,281,411
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Republic of Kenya Government International Bond, 7.25%, 02/28/2028	1.62%
Republic of Kenya Government International Bond, 8.25%, 02/28/2048	1.61%
Kazakhstan Government International Bond, 6.50%, 07/21/2045	1.58%
Kazakhstan Government International Bond, 4.88%, 10/14/2044	1.55%
El Salvador Government International Bond, 7.63%, 02/01/2041	1.25%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.21%
Pakistan Government International Bond, 6.88%, 12/05/2027	1.20%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.20%
El Salvador Government International Bond, 9.50%, 07/15/2052	1.17%
El Salvador Government International Bond, 8.25%, 04/10/2032	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PXF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco FTSE RAFI Developed Markets ex-U.S. ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	$50	0.45%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund lagged the broader developed market equity asset class due primarily to its specific security exposures within the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Developed ex U.S. 1000 Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.84%, differed from the return of the Index, 23.12%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and materials sectors, respectively.
Positions | HSBC Holdings PLC, a financials company, and Royal Bank of Canada, a financials company.
What detracted from performance?
Sector Allocations |  Information technology sector.
Positions | Atos SE, an information technology company (no longer held at fiscal year-end), and BP PLC, an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco FTSE RAFI Developed Markets ex-U.S. ETF — NAV Return	22.84%	7.50%	5.32%
FTSE RAFI™ Developed ex U.S. 1000 Index (Net)	23.12%	7.68%	5.51%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ Developed ex U.S. 1000 Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,697,209,712
Total number of portfolio holdings	1,030
Total advisory fees paid	$7,594,617
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Shell PLC	2.34%
TotalEnergies SE	1.24%
Samsung Electronics Co. Ltd.	1.14%
Toyota Motor Corp.	1.00%
HSBC Holdings PLC	1.00%
BP PLC	0.93%
Roche Holding AG	0.92%
Royal Bank of Canada	0.90%
BHP Group Ltd.	0.85%
Nestle S.A.	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index, principal investment strategy and annual unitary management fee of the Fund. The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1000 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.43% of the Fund's average daily net assets. The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index. These changes will be effective on March 24, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
PDN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	$54	0.49%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund slightly lagged the broader developed market equity asset class due primarily to its specific security exposures within the financials, consumer staples, and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Developed ex US Mid-Small 1500 Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.97%, differed from the return of the Index, 20.71%, primarily due to fees and expenses that the Fund incurred during the period as well as the impact of foreign fair valuation, which were partially offset by the favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and materials sectors, respectively.
Positions | SCREEN Holdings Co. Ltd., an information technology company (no longer held at fiscal year-end), and Hanwha Aerospace Co. Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | HelloFresh SE, a consumer staples company (no longer held at fiscal year-end), and United Energy Group Ltd., an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF — NAV Return	19.97%	4.15%	4.77%
FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net)	20.71%	4.53%	5.14%
MSCI World ex USA IMI Index	23.81%	6.29%	5.33%
MSCI EAFE® Small Cap Index (Net)	22.96%	4.10%	5.73%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net) to the MSCI World ex USA IMI Index to reflect that the MSCI World ex USA IMI Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$400,740,967
Total number of portfolio holdings	1,487
Total advisory fees paid	$2,407,883
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Doosan Co. Ltd.	0.28%
IAMGOLD Corp.	0.28%
Hanwha Aerospace Co. Ltd.	0.27%
Canadian Western Bank	0.27%
ASICS Corp.	0.25%
Pan American Silver Corp.	0.25%
AAC Technologies Holdings, Inc.	0.24%
Stelco Holdings, Inc.	0.23%
Eldorado Gold Corp.	0.23%
Alps Alpine Co. Ltd.	0.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index, principal investment strategy and annual unitary management fee of the Fund. The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1500 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets. The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index. These changes will be effective on March 24, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco FTSE RAFI Emerging Markets ETF
PXH | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco FTSE RAFI Emerging Markets ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco FTSE RAFI Emerging Markets ETF	$56	0.49%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader emerging market equities asset class due primarily to its specific security exposures within the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Emerging Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.95%, differed from the return of the Index, 31.01%, primarily due to fees and expenses that the Fund incurred during the period as well as the negative impact of foreign fair valuation and capital gains taxes on Indian securities.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and consumer discretionary sectors, respectively.
Positions | Taiwan Semiconductor Manufacturing Co. Ltd., an information technology company, and Tencent Holdings Ltd., a communication services company.
What detracted from performance?
Sector Allocations |  Real estate sector.
Positions | Vale S.A., a materials company, and Sasol Ltd., a materials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco FTSE RAFI Emerging Markets ETF — NAV Return	28.95%	4.88%	4.21%
FTSE RAFI™ Emerging Index (Net)	31.01%	5.76%	4.92%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,235,098,816
Total number of portfolio holdings	419
Total advisory fees paid	$5,952,010
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.28%
Alibaba Group Holding Ltd.	4.78%
Tencent Holdings Ltd.	3.26%
Industrial & Commercial Bank of China Ltd., H Shares	2.65%
China Construction Bank Corp., H Shares	2.51%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2.46%
Vale S.A.	2.04%
Petroleo Brasileiro S.A., Preference Shares	2.01%
Bank of China Ltd., H Shares	1.85%
JD.com, Inc., A Shares	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index, principal investment strategy and annual unitary management fee of the Fund. The Fund’s name will change to Invesco RAFI Emerging Markets ETF, the underlying index will change to RAFITM Fundamental Select Emerging Markets 350 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets. The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index. These changes will be effective on March 24, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Clean Energy ETF
PBD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Clean Energy ETF	$74	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, clean energy showed signs of a recovery coming into 2024, however, U.S. tariffs on China and profitability concerns with U.S. solar weighed heavily on an already battered industry. Interest rate cuts and a potential bottoming in polysilicon prices created some optimism, but not enough to offset the poor momentum in U.S. solar during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill New Energy Global Innovation Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (1.80)%, differed from the return of the Index, (1.50)%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Renewable electricity sub-industry, followed by the heavy electrical equipment and automative retail sub-industries, respectively.
Positions | EVgo, Inc., an automotive retail company, and LS Electric Co. Ltd., an electrical components & equipment company.
What detracted from performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the electrical components & equipment and automobile manufacturers sub-industries, respectively.
Positions | Meyer Burger Technology AG, a semiconductors company, and Fisker, Inc., an automobile manufacturers company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Clean Energy ETF — NAV Return	(1.80)%	2.11%	2.03%
WilderHill New Energy Global Innovation Index	(1.50)%	2.18%	2.18%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$97,273,409
Total number of portfolio holdings	112
Total advisory fees paid	$910,901
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
EVgo, Inc.	1.98%
Eos Energy Enterprises, Inc.	1.55%
XPeng, Inc., ADR	1.53%
JinkoSolar Holding Co. Ltd., ADR	1.29%
Yadea Group Holdings Ltd.	1.28%
Flat Glass Group Co. Ltd., H Shares	1.25%
NIO, Inc., ADR	1.25%
Ganfeng Lithium Group Co. Ltd., H Shares	1.21%
Tianneng Power International Ltd.	1.16%
Xinyi Solar Holdings Ltd.	1.13%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global ex-US High Yield Corporate Bond ETF
PGHY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global ex-US High Yield Corporate Bond ETF	$38	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global high yield bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in global high yield bonds outside the United States, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE USD Global High Yield Excluding US Issuers Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 15.68%, differed from the return of the Index, 16.22%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the materials and communication services sectors, respectively.
Positions | Industrial and Commercial Bank of China Ltd., 3.20% coupon, followed by ABRA Global Finance, 5.50% PIK Rate, 6.00% Cash Rate, due 03/02/2028 (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50% coupon, matured on 09/19/2024, followed by Guitar Center Holdings, Inc., Series A, Pfd., 0.00%.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global ex-US High Yield Corporate Bond ETF — NAV Return	15.68%	3.50%	3.91%
Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark	16.22%	3.38%	4.54%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%
ICE BofA 0-5 Year US High Yield Constrained Index	14.72%	5.08%	4.83%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-5 Year US High Yield Constrained Index to the Bloomberg Global Aggregate Index to reflect that the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark performance is comprised of the performance of the DB Global Short Maturity High Yield Bond Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$140,520,027
Total number of portfolio holdings	534
Total advisory fees paid	$472,482
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.44%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.00%, 06/30/2031	0.88%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/01/2026	0.64%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.62%
Bank of Communications Co. Ltd., 3.80%,	0.60%
Vodafone Group PLC, 7.00%, 04/04/2079	0.58%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.50%
Altice France S.A., 5.13%, 07/15/2029	0.48%
First Quantum Minerals Ltd., 6.88%, 10/15/2027	0.47%
Rakuten Group, Inc., 11.25%, 02/15/2027	0.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund added portfolio turnover risk to its principal risks to reflect that frequent trading of portfolio securities could result in increased transaction costs, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Water ETF
PIO | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Water ETF	$86	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader global equities asset class primarily due to its overweight allocation to the industrials sector and underweight allocation to the materials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX Global WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on the securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.10%, differed from the return of the Index, 28.59%, primarily due to fees and expenses the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Industrial machinery & supplies & components sub-industry, followed by the building products and life sciences tools & services sub-industries, respectively.
Positions | Pentair PLC, an industrial machinery & supplies & components company, and Danaher Corp., a life sciences tools and services company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Electric utilities sub-industry.
Positions | Nomura Micro Science Co. Ltd., an industrial machinery & supplies & components company, and Core & Main, Inc., a trading companies & distributors company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Water ETF — NAV Return	28.10%	8.07%	6.99%
Nasdaq OMX Global WaterTM Index	28.59%	8.38%	7.20%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$269,681,504
Total number of portfolio holdings	41
Total advisory fees paid	$2,082,675
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Pentair PLC	9.29%
Ecolab, Inc.	8.07%
Roper Technologies, Inc.	8.07%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	7.91%
Veolia Environnement S.A.	5.08%
Ebara Corp.	4.73%
Geberit AG	4.07%
Xylem, Inc.	3.67%
Veralto Corp.	3.59%
Waters Corp.	3.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International BuyBack AchieversTM ETF
IPKW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International BuyBack AchieversTM ETF	$63	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader global equities asset class due primarily to its specific security exposures within the consumer discretionary, financials and consumer staples sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International BuyBack AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.26%, differed from the return of the Index, 29.02%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary and industrials sectors, respectively.
Positions | UniCredit S.p.A., a financials company, and Barclays PLC, a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | BP PLC, an energy company, and Vale S.A., a materials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International BuyBack AchieversTM ETF — NAV Return	28.26%	9.28%	8.29%
Nasdaq International BuyBack Achievers™ Index (Net)	29.02%	9.89%	8.95%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$91,099,711
Total number of portfolio holdings	111
Total advisory fees paid	$461,529
Portfolio turnover rate	93%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
CRH PLC	5.36%
Shell PLC	5.26%
UniCredit S.p.A.	5.19%
BNP Paribas S.A.	5.12%
TotalEnergies SE	4.93%
ING Groep N.V.	4.84%
BP PLC	4.76%
Alibaba Group Holding Ltd.	4.43%
NatWest Group PLC	2.65%
Japan Post Holdings Co. Ltd.	2.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Corporate Bond ETF
PICB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Corporate Bond ETF	$53	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P International Corporate Bond Index® (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.39%, differed from the return of the Index, 11.12%, primarily due to positive impacts from sampling, which were partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and communication services sectors, respectively.
Positions | Bank of Nova Scotia (The), 4.68% coupon, due 02/01/2029, followed by Electricite de France S.A., 6.00% coupon, due 01/23/2114.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Rothesay Life PLC, 7.73% coupon, due 05/16/2033, followed by Thames Water Utilities Finance PLC, 7.75% coupon, due 04/30/2044 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Corporate Bond ETF — NAV Return	11.39%	(1.83)%	(0.66)%
S&P International Corporate Bond Index® (Net)	11.12%	(1.84)%	(0.70)%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%
Bloomberg Pan-European Aggregate Index	11.17%	(2.88)%	(1.15)%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Pan-European Aggregate Index to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$126,462,609
Total number of portfolio holdings	603
Total advisory fees paid	$636,593
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.57%
Electricite de France S.A., 5.50%, 10/17/2041	0.55%
Enel Finance International N.V., 5.75%, 09/14/2040	0.55%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.53%
Bank of Montreal, 4.71%, 12/07/2027	0.52%
NTT Finance Corp., Series 16, 0.18%, 12/19/2025	0.52%
NTT Finance Corp., Series 17, 0.28%, 12/20/2027	0.51%
Electricite de France S.A., 6.13%, 06/02/2034	0.51%
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.50%
Royal Bank of Canada, 4.63%, 05/01/2028	0.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI Global Climate 500 ETF
KLMT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period June 24, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Climate 500 ETF	$4	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's primary focus on broad-based developed market equities, it largely benefited from the market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on the securities in the Index.
• For the fiscal period ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.81%, differed from the return of the Index, 3.77%, primarily due to positive impacts of foreign fair valuation.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Energy sector, followed by the information technology sector and health care sector, respectively.
Positions | Microsoft Corp., an information technology company, and ASML Holding N.V., an information technology company.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (06/26/24)
Invesco MSCI Global Climate 500 ETF — NAV Return	3.81%
MSCI ACWI Select Climate 500 Index	3.77%
MSCI ACWI (Net)	4.03%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,679,618,228
Total number of portfolio holdings	502
Total advisory fees paid	$577,549
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.42%
Apple, Inc.	4.41%
Microsoft Corp.	3.83%
Amazon.com, Inc.	2.32%
Meta Platforms, Inc., Class A	1.68%
Alphabet, Inc., Class A	1.52%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.10%
Broadcom, Inc.	1.03%
Alphabet, Inc., Class C	1.01%
Tesla, Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI Global Timber ETF
CUT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Global Timber ETF	$81	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund underperformed broader global equity markets primarily due to its focus on the paper and forest products sub-industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI IMI Timber Select Capped Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 21.75%, differed from the return of the Index, 22.12%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Paper & plastic packaging products & materials sub-industry, followed by the forest products and metal glass & plastic containers sub-industries, respectively.
Positions | International Paper Co., a paper & plastic packaging products & materials company, and DS Smith PLC, a paper & plastic packaging products & materials company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | UPM-Kymmene OYJ, a paper products company, and Oji Holdings Corp., a paper products company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Global Timber ETF — NAV Return	21.75%	6.79%	5.82%
Blended - MSCI ACWI IMI Timber Select Capped Index (Net)	22.12%	6.89%	5.96%
MSCI ACWI (Net)	32.79%	11.08%	9.06%
MSCI World Index (Net)	33.68%	12.03%	9.78%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.
- The Blended - MSCI ACWI IMI Timber Select Capped Index (Net) performance is comprised of the performance of the Beacon Global Timber Index, the Fund's former underlying index, until May 20, 2016, followed by the performance of the Index thereafter.
- Effective after the close of business on April 6, 2018, Guggenheim MSCI Global Timber ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim MSCI Global Timber ETF and the Fund.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$55,070,582
Total number of portfolio holdings	70
Total advisory fees paid	$124,012
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Smurfit WestRock PLC	5.86%
International Paper Co.	5.73%
Packaging Corp. of America	5.70%
Weyerhaeuser Co.	5.07%
Amcor PLC	5.05%
Avery Dennison Corp.	4.77%
DS Smith PLC	4.75%
Graphic Packaging Holding Co.	4.26%
UPM-Kymmene OYJ	4.18%
Suzano S.A.	3.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI Green Building ETF
GBLD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco MSCI Green Building ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Green Building ETF	$43	0.38%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, real estate had a much more constructive year than in recent years past, as declining interest rates generated fresh interest in the sector. While the Fund primarily invests in real estate companies, its focus on sustainable properties left it with a large underweight allocation to U.S. REITs and a large overweight allocation to Japanese REITs, which created a performance headwind despite the generally supportive environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Green Building Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 23.99%, differed from the return of the Index, 24.30%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Office REITs sub-industry, followed by the retail REITs and homebuilding sub-industries, respectively.
Positions | Alexandria Real Estate Equities, Inc., a health care REITs company and Unibail-Rodamco-Westfield SE, a retail REITs company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | Nomura Real Estate Master Fund, Inc., a diversified REITs company and Daiwa House REIT Investment Corp., a diversified REITs company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (04/22/21)
Invesco MSCI Green Building ETF — NAV Return	23.99%	(5.56)%
MSCI Global Green Building Index (Net)	24.30%	(5.61)%
MSCI All Country World IMI Index (Net)	32.33%	6.25%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$8,631,270
Total number of portfolio holdings	94
Total advisory fees paid	$24,004
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alexandria Real Estate Equities, Inc.	6.55%
Daiwa House Industry Co. Ltd.	6.30%
BXP, Inc.	4.48%
Unibail-Rodamco-Westfield SE	3.64%
CapitaLand Integrated Commercial Trust	3.24%
CapitaLand Ascendas REIT	2.82%
Klepierre S.A.	2.59%
Vornado Realty Trust	2.50%
Nippon Building Fund, Inc.	2.48%
Meritage Homes Corp.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P Emerging Markets Low Volatility ETF
EELV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Low Volatility ETF	$32	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on low volatility emerging market equities, it lagged the broader emerging market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI Emerging Markets Low Volatility IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.61%, differed from the return of the Index, 19.20%, primarily due to fees and expenses incurred by the Fund during the period, as well as the effect of good faith fair valuation on securities held by the Fund.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and communication services sectors, respectively.
Positions | Hon Hai Precision Industry Co. Ltd., an information technology company (no longer held at fiscal year-end) and Chicony Electronics Co. Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Materials sector, followed by the energy sector.
Positions | Formosa Plastics Corp., a materials company, and Formas Petrochemical Corp., an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Low Volatility ETF — NAV Return	17.61%	5.29%	2.61%
S&P BMI Emerging Markets Low Volatility Index™ (Net)	19.20%	6.18%	3.45%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P BMI Emerging Markets Low Volatility Index™ (Net) to the MSCI Emerging Markets Index (Net) to reflect that the MSCI Emerging Markets Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$412,776,927
Total number of portfolio holdings	204
Total advisory fees paid	$1,596,705
Portfolio turnover rate	78%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
IHH Healthcare Bhd.	1.06%
RHB Bank Bhd.	0.97%
Malayan Banking Bhd.	0.95%
Tisco Financial Group PCL, NVDR	0.94%
Chunghwa Telecom Co. Ltd.	0.90%
President Chain Store Corp.	0.88%
Saudi Arabian Oil Co.	0.85%
Taiwan High Speed Rail Corp.	0.85%
Chang Hwa Commercial Bank Ltd.	0.85%
Hong Leong Bank Bhd.	0.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P Emerging Markets Momentum ETF
EEMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Momentum ETF	$33	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on securities with strong recent performance and the continued strength of equities during the period, the Fund outperformed the broader emerging market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Momentum Emerging Plus LargeMidCap Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities of companies that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 30.19%, differed from the return of the Index, 36.09%, primarily due to fees and expenses incurred by the Fund during the period, the negative impact of foreign fair valuation, and the negative effect of capital gains tax on Indian securities.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and information technology sectors, respectively.
Positions | Bharti Airtel Ltd., a communication services company, and Quanta Computer, Inc., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Infosys Ltd., an information technology company, and Ecopro Co. Ltd., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Momentum ETF — NAV Return	30.19%	2.35%	1.19%
Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net)	36.09%	3.91%	2.92%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Momentum Emerging Plus LargeMidCap Index to the MSCI Emerging Markets Index (Net) to reflect that the MSCI Emerging Markets Index (Net) can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net) performance is comprised of the performance of the S&P BMI Emerging Markets High Beta Index™, the Fund's former underlying index, until March 21, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,071,496
Total number of portfolio holdings	219
Total advisory fees paid	$20,849
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.89%
Hon Hai Precision Industry Co. Ltd.	4.27%
Infosys Ltd.	3.42%
Bharti Airtel Ltd.	3.38%
MediaTek, Inc.	3.30%
Mahindra & Mahindra Ltd.	2.00%
NU Holdings Ltd., Class A	1.76%
Zomato Ltd.	1.74%
ACWA Power Co.	1.50%
NTPC Ltd.	1.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P Global Water Index ETF
CGW | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Global Water Index ETF	$68	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader global equities asset class due primarily to its security selection in and overweight allocation to the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Global Water Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 29.49%, differed from the return of the Index, 29.54%, primarily due to primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by the water utilities and building products industries, respectively.
Positions | Xylem, Inc., a machinery company, and ACWA Power Co., an independent power and renewable electricity producers company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Multi-utilities industry.
Positions | Orbia Advance Corp. S.A.B. de C.V., a commodity chemicals company, and Supreme Industries Ltd., a commodity chemicals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Global Water Index ETF — NAV Return	29.49%	9.54%	9.22%
S&P Global Water Index (Net)	29.54%	9.77%	9.48%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P Global Water Index ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P Global Water Index ETF and the Fund.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$959,808,437
Total number of portfolio holdings	66
Total advisory fees paid	$4,847,160
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
American Water Works Co., Inc.	8.35%
Xylem, Inc.	7.35%
United Utilities Group PLC	5.77%
Severn Trent PLC	5.62%
Veralto Corp.	5.58%
Essential Utilities, Inc.	4.63%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	4.63%
Advanced Drainage Systems, Inc.	4.26%
Geberit AG	4.18%
Veolia Environnement S.A.	4.07%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P International Developed Low Volatility ETF
IDLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Low Volatility ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on low volatility developed market equities, it lagged the broader developed market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI International Developed Low VolatilityTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.10%, differed from the return of the Index, 17.26%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer staples sectors, respectively.
Positions | Manulife Financial Corp., a financials company, and Westpac Banking Corp., a financials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Spark New Zealand Ltd., a communication services company, and CA Immobilien Anlagen AG, a real estate company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Low Volatility ETF — NAV Return	17.10%	0.36%	2.87%
S&P BMI International Developed Low Volatility™ Index (Net)	17.26%	0.41%	2.92%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P BMI International Developed Low Volatility™ Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$257,693,659
Total number of portfolio holdings	202
Total advisory fees paid	$1,106,055
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Pembina Pipeline Corp.	0.75%
Koninklijke KPN N.V.	0.75%
Deutsche Telekom AG	0.70%
London Stock Exchange Group PLC	0.69%
Danone S.A.	0.66%
Singapore Exchange Ltd.	0.65%
United Overseas Bank Ltd.	0.65%
Zurich Insurance Group AG	0.65%
Oversea-Chinese Banking Corp. Ltd.	0.63%
Groupe Bruxelles Lambert N.V.	0.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P International Developed Momentum ETF
IDMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Momentum ETF	$29	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on securities with strong recent performance and the continued strength of equities during the period, the Fund outperformed the broader developed market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P World Ex-U.S. Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 31.34%, differed from the return of the Index, 31.64%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and information technology sectors, respectively.
Positions | SAP SE, an information technology company, and Hitachi Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Toyota Motor Corp., a consumer discretionary company (no longer held at fiscal year-end), and Tokyo Electron Ltd., an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Momentum ETF — NAV Return	31.34%	11.78%	6.68%
Blended - Invesco S&P International Developed Momentum ETF Benchmark	31.64%	11.92%	6.97%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P World Ex-U.S. Momentum Index to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
- Effective after close of business May 31, 2024, the Index changed its name from the S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index to the S&P World Ex-U.S. Momentum Index. The methodology remains the same.
- The Blended - Invesco S&P International Developed Momentum ETF Benchmark performance is comprised of the performance of the S&P BMI International Developed High Beta Index™ (Net), the Fund's former underlying index, until March 21, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$260,095,459
Total number of portfolio holdings	185
Total advisory fees paid	$449,954
Portfolio turnover rate	115%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	6.07%
SAP SE	4.72%
Commonwealth Bank of Australia	2.94%
Hitachi Ltd.	2.31%
Mitsubishi UFJ Financial Group, Inc.	2.21%
Schneider Electric SE	2.01%
RELX PLC	1.86%
Allianz SE	1.78%
Recruit Holdings Co. Ltd.	1.75%
Deutsche Telekom AG	1.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P International Developed Quality ETF
IDHQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Quality ETF	$32	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund slightly lagged the broader developed market equity asset class due primarily to its overweight allocation to the energy sector and underweight allocation to the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Quality Developed ex-U.S. LargeMidCap Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 21.17%, differed from the return of the Index, 21.43%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by favorable dividend tax withholding on foreign securities.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and health care sectors, respectively.
Positions | ASML Holding N.V., an information technology company, and Novo Nordisk A/S, Class B, a health care company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Nestle S.A., a consumer staples company, and AstraZeneca PLC, a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Quality ETF — NAV Return	21.17%	6.67%	6.85%
Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net)	21.43%	6.83%	7.01%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Quality Developed ex-U.S. LargeMidCap Index to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net) performance is comprised of the performance of the S&P International Developed High Quality Rankings Index (Net), the Fund's former underlying index, until March 18, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$382,254,155
Total number of portfolio holdings	185
Total advisory fees paid	$842,816
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novartis AG	5.38%
Nestle S.A.	4.66%
Novo Nordisk A/S, Class B	4.07%
Roche Holding AG	3.96%
SAP SE	3.36%
ASML Holding N.V.	3.32%
AstraZeneca PLC	3.18%
Unilever PLC	2.93%
LVMH Moet Hennessy Louis Vuitton SE	2.50%
TotalEnergies SE	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
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For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. Administration of the Code was transferred from the Chief Legal Officer to the Chief Compliance Officer during the reporting period. There were no waivers for the fiscal year ended October 31, 2024.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2023
Audit Fees	$ 469,680	$ 432,180
Audit-Related Fees(1)	$ 0	$ 11,000
Tax Fees(2)	$ 289,440	$ 308,200
All Other Fees	$ 0	$ 0
Total Fees	$ 759,120	$ 751,380

(1)	Audit-Related Fees for the fiscal year ended 2023 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2024 and 2023 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,134,000	$ 1,067,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,134,000	$ 1,067,000

(1)	Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,466,000 for the fiscal year ended October 31, 2024 and $6,507,000 for the fiscal year ended October 31, 2023 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $7,889,440 for the fiscal year ended October 31, 2024 and $7,882,200 for the fiscal year ended October 31, 2023.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $34 million and non-audit services of approximately $26 million for the fiscal year ended 2024. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson

.(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
October 31, 2024
BLKC	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
SATO	Invesco Alerian Galaxy Crypto Economy ETF

2

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

October 31, 2024

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-83.58%
Australia-1.61%
Iris Energy Ltd.(b)(c)	5,924	$54,027
Canada-4.89%
Bitfarms Ltd.(b)(c)	24,812	47,763
Hive Digital Technologies Ltd.(b)	14,923	55,066
Hut 8 Corp.(b)(c)	3,906	61,676
		164,505
China-5.17%
Alibaba Group Holding Ltd., ADR(c)	399	39,094
Canaan, Inc., ADR(b)	46,201	53,593
Meitu, Inc.(b)(c)(d)	121,358	41,235
Tencent Holdings Ltd.	769	40,096
		174,018
Germany-4.11%
Bitcoin Group SE	772	46,751
Northern Data AG(b)(c)	1,543	46,364
SAP SE	193	44,976
		138,091
Ireland-1.24%
Accenture PLC, Class A	121	41,723
Japan-2.48%
Rakuten Group, Inc.(b)	6,825	40,633
SBI Holdings, Inc.	1,961	42,953
		83,586
Norway-1.27%
Aker ASA, Class A	820	42,758
South Korea-1.26%
Samsung Electronics Co. Ltd.	996	42,291
Switzerland-1.25%
Nestle S.A.	446	42,088
Taiwan-1.33%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	234	44,586
United Kingdom-1.27%
Shell PLC, ADR	631	42,624
United States-57.70%
Advanced Micro Devices, Inc.(b)	265	38,179
Alphabet, Inc., Class A	269	46,029
Amazon.com, Inc.(b)	233	43,431
Applied Digital Corp.(b)(c)	6,302	42,602
Bakkt Holdings, Inc.(b)	4,421	42,132
Bank of America Corp.	1,087	45,458
Bit Digital, Inc.(b)(c)	14,670	55,893
Bitdeer Technologies Group(b)(c)	6,320	49,233
Block, Inc., Class A(b)	621	44,911
Cipher Mining, Inc.(b)(c)	11,833	58,337
Cisco Systems, Inc.	811	44,418
Citigroup, Inc.	684	43,892
CleanSpark, Inc.(b)(c)	5,015	53,209
Coinbase Global, Inc., Class A(b)	265	47,501
Core Scientific, Inc.(b)	3,628	48,216
Galaxy Digital Holdings Ltd., Class H(b)	3,375	43,799
Goldman Sachs Group, Inc. (The)	87	45,048
	Shares	Value
United States-(continued)
Honeywell International, Inc.	202	$41,547
Intel Corp.	1,870	40,242
International Business Machines Corp.	187	38,657
Intuit, Inc.	71	43,331
JPMorgan Chase & Co.	204	45,272
MARA Holdings, Inc.(b)(c)	2,851	47,811
Mastercard, Inc., Class A	88	43,964
Micron Technology, Inc.	412	41,056
Microsoft Corp.	105	42,667
MicroStrategy, Inc., Class A(b)	237	57,947
NVIDIA Corp.	323	42,881
Oracle Corp.	248	41,624
PayPal Holdings, Inc.(b)	551	43,694
QUALCOMM, Inc.	258	41,995
Riot Platforms, Inc.(b)(c)	5,611	51,846
Robinhood Markets, Inc., Class A(b)	1,702	39,980
Salesforce, Inc.	150	43,706
SoFi Technologies, Inc.(b)	5,031	56,196
Stronghold Digital Mining, Inc., Class A(b)	10,668	49,286
Terawulf, Inc.(b)(c)	11,049	72,039
Tesla, Inc.(b)	183	45,723
Texas Instruments, Inc.	215	43,679
Verizon Communications, Inc.	1,012	42,636
Visa, Inc., Class A	157	45,506
Walmart, Inc.	546	44,745
		1,940,318
Total Common Stocks & Other Equity Interests (Cost $2,050,828)		2,810,615
Exchange-Traded Funds-16.31%
United States-16.31%
Grayscale Bitcoin Trust BTC(b)	2,190	121,786
Bitwise Bitcoin ETF(b)	652	24,828
Fidelity Wise Origin Bitcoin Fund(b)	1,870	114,201
ARK 21Shares Bitcoin ETF(b)	426	29,760
iShares Bitcoin Trust(b)	5,941	236,333
Grayscale Bitcoin Mini Trust (BTC)(b)	3,461	21,493
Total Exchange-Traded Funds (Cost $400,126)		548,401
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $2,450,954)		3,359,016
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.28%
Invesco Private Government Fund, 4.84%(e)(f)(g)	188,767	188,767

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

3

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)

October 31, 2024

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(e)(f)(g)	493,185	$493,333
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $682,103)		682,100
TOTAL INVESTMENTS IN SECURITIES-120.17% (Cost $3,133,057)		4,041,116
OTHER ASSETS LESS LIABILITIES-(20.17)%		(678,391)
NET ASSETS-100.00%		$3,362,725

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented 1.23% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$501,949	$(501,949)	$-	$-	$-	$450
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	181,380	3,967,261	(3,959,874)	-	-	188,767	9,971 *
Invesco Private Prime Fund	466,235	6,437,138	(6,410,182)	(3)	145	493,333	27,218 *
Total	$647,615	$10,906,348	$(10,872,005)	$(3)	$145	$682,100	$37,639

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations.
Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

October 31, 2024

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-84.78%
Australia-3.49%
Iris Energy Ltd.(b)(c)	32,464	$296,072
Canada-10.63%
Bitfarms Ltd.(b)(c)	135,957	261,717
Hive Digital Technologies Ltd.(b)	81,760	301,694
Hut 8 Corp.(b)(c)	21,405	337,985
		901,396
China-4.84%
Canaan, Inc., ADR(b)	253,028	293,513
Meitu, Inc.(b)(c)(d)	174,893	59,614
Tencent Holdings Ltd.	1,105	57,507
		410,634
Germany-5.98%
Bitcoin Group SE	4,227	253,774
Northern Data AG(b)(c)	8,460	253,955
		507,729
Japan-1.44%
Rakuten Group, Inc.(b)	9,816	59,460
SBI Holdings, Inc.	2,823	62,993
		122,453
Norway-0.72%
Aker ASA, Class A	1,173	60,934
South Korea-0.72%
Samsung Electronics Co. Ltd.	1,427	61,216
Taiwan-0.75%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	334	63,640
United States-56.21%
Advanced Micro Devices, Inc.(b)	380	54,747
Alphabet, Inc., Class A	384	65,706
Applied Digital Corp.(b)(c)	34,527	233,403
Bakkt Holdings, Inc.(b)(c)	24,233	230,940
Bit Digital, Inc.(b)(c)	80,374	306,225
Bitdeer Technologies Group(b)(c)	34,611	269,620
Block, Inc., Class A(b)	889	64,292
Cipher Mining, Inc.(b)(c)	64,863	319,775
CleanSpark, Inc.(b)(c)	27,482	291,584
Coinbase Global, Inc., Class A(b)	1,449	259,733
Core Scientific, Inc.(b)	19,873	264,112
Galaxy Digital Holdings Ltd., Class H(b)	18,479	239,811
Goldman Sachs Group, Inc. (The)	124	64,206
JPMorgan Chase & Co.	292	64,801
MARA Holdings, Inc.(b)(c)	15,623	261,998
Micron Technology, Inc.	589	58,694
	Shares	Value
United States-(continued)
Microsoft Corp.	150	$60,953
MicroStrategy, Inc., Class A(b)(c)	1,297	317,117
NVIDIA Corp.	461	61,202
PayPal Holdings, Inc.(b)	788	62,488
Riot Platforms, Inc.(b)(c)	30,753	284,158
Robinhood Markets, Inc., Class A(b)	2,446	57,457
SoFi Technologies, Inc.(b)	7,208	80,513
Stronghold Digital Mining, Inc., Class A(b)	58,452	270,048
Terawulf, Inc.(b)(c)	60,564	394,877
Tesla, Inc.(b)	261	65,211
Visa, Inc., Class A	224	64,926
		4,768,597
Total Common Stocks & Other Equity Interests (Cost $4,855,962)		7,192,671
Exchange-Traded Funds-15.20%
United States-15.20%
Grayscale Bitcoin Trust BTC(b)	5,146	286,169
Bitwise Bitcoin ETF(b)	1,540	58,643
Fidelity Wise Origin Bitcoin Fund(b)	4,399	268,647
ARK 21Shares Bitcoin ETF(b)	1,009	70,489
iShares Bitcoin Trust(b)	13,956	555,170
Grayscale Bitcoin Mini Trust (BTC)(b)	8,138	50,537
Total Exchange-Traded Funds (Cost $947,878)		1,289,655
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $5,803,840)		8,482,326
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-34.92%
Invesco Private Government Fund, 4.84%(e)(f)(g)	781,885	781,885
Invesco Private Prime Fund, 4.99%(e)(f)(g)	2,179,511	2,180,165
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,962,139)		2,962,050
TOTAL INVESTMENTS IN SECURITIES-134.90% (Cost $8,765,979)		11,444,376
OTHER ASSETS LESS LIABILITIES-(34.90)%		(2,960,608)
NET ASSETS-100.00%		$8,483,768

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)

October 31, 2024

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,478,653	$(1,478,653)	$-	$-	$-	$1,276
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	449,463	11,477,562	(11,145,140)	-	-	781,885	33,904 *
Invesco Private Prime Fund	979,154	16,111,227	(14,910,257)	(122)	163	2,180,165	92,530 *
Total	$1,428,617	$29,067,442	$(27,534,050)	$(122)	$163	$2,962,050	$127,710

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations.
Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Consolidated Statements of Assets and Liabilities
October 31, 2024

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Assets:
Unaffiliated investments in securities, at value(a)	$3,359,016	$8,482,326
Affiliated investments in securities, at value	682,100	2,962,050
Foreign currencies, at value	3,652	49,428
Receivable for:
Dividends	1,679	731
Securities lending	1,593	5,187
Foreign tax reclaims	271	-
Total assets	4,048,311	11,499,722
Liabilities:
Due to custodian	1,806	49,660
Payable for:
Collateral upon return of securities loaned	682,103	2,962,139
Accrued unitary management fees	1,677	4,155
Total liabilities	685,586	3,015,954
Net Assets	$3,362,725	$8,483,768
Net assets consist of:
Shares of beneficial interest	$3,733,195	$10,795,544
Distributable earnings (loss)	(370,470)	(2,311,776)
Net Assets	$3,362,725	$8,483,768
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,001	500,001
Net asset value	$22.42	$16.97
Market price	$22.43	$16.91
Unaffiliated investments in securities, at cost	$2,450,954	$5,803,840
Affiliated investments in securities, at cost	$682,103	$2,962,139
Foreign currencies, at cost	$3,681	$49,812
(a)Includes securities on loan with an aggregate value of:	$597,379	$2,627,335

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Consolidated Statements of Operations
For the year ended October 31, 2024

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Investment income:
Unaffiliated dividend income	$28,808	$12,540
Affiliated dividend income	450	1,276
Securities lending income, net	35,220	166,772
Foreign withholding tax	(1,082)	(1,229)
Total investment income	63,396	179,359
Expenses:
Unitary management fees	19,341	46,619
Tax expenses	-	147
Total expenses	19,341	46,766
Less: Waivers	(8)	(24)
Net expenses	19,333	46,742
Net investment income	44,063	132,617
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	914,374	2,162,330
Affiliated investment securities	145	163
In-kind redemptions	285,070	852,179
Foreign currencies	(145)	(1,163)
Net realized gain	1,199,444	3,013,509
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	618,257	1,984,835
Affiliated investment securities	(3)	(122)
Foreign currencies	(46)	(437)
Change in net unrealized appreciation	618,208	1,984,276
Net realized and unrealized gain	1,817,652	4,997,785
Net increase in net assets resulting from operations	$1,861,715	$5,130,402

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Consolidated Statements of Changes in Net Assets
For the years ended October 31, 2024 and 2023

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)		Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	2024	2023	2024	2023
Operations:
Net investment income	$44,063	$40,665	$132,617	$67,108
Net realized gain (loss)	1,199,444	(776,033)	3,013,509	(2,058,417)
Change in net unrealized appreciation	618,208	1,420,454	1,984,276	2,946,533
Net increase in net assets resulting from operations	1,861,715	685,086	5,130,402	955,224
Distributions to Shareholders from:
Distributable earnings	(76,309)	(61,014)	(238,390)	(102,622)
Shareholder Transactions:
Proceeds from shares sold	-	-	1,335,215	734,887
Value of shares repurchased	(1,012,610)	-	(2,099,025)	-
Net increase (decrease) in net assets resulting from share transactions	(1,012,610)	-	(763,810)	734,887
Net increase in net assets	772,796	624,072	4,128,202	1,587,489
Net assets:
Beginning of year	2,589,929	1,965,857	4,355,566	2,768,077
End of year	$3,362,725	$2,589,929	$8,483,768	$4,355,566
Changes in Shares Outstanding:
Shares sold	-	-	100,000	100,000
Shares repurchased	(50,000)	-	(150,000)	-
Shares outstanding, beginning of year	200,001	200,001	550,001	450,001
Shares outstanding, end of year	150,001	200,001	500,001	550,001

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Consolidated Financial Highlights

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

	Years Ended October 31,			For the Period October 5, 2021(a) Through October 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$12.95	$9.83	$27.93	$25.00
Net investment income(b)	0.26	0.20	0.33	0.01
Net realized and unrealized gain (loss) on investments	9.62	3.23	(18.02)	2.92
Total from investment operations	9.88	3.43	(17.69)	2.93
Distributions to shareholders from:
Net investment income	(0.41)	(0.31)	(0.41)	-
Net asset value at end of period	$22.42	$12.95	$9.83	$27.93
Market price at end of period(c)	$22.43	$12.94	$9.82	$27.73
Net Asset Value Total Return(d)	76.95%	35.88%	(63.88)%	11.72%(e)
Market Price Total Return(d)	77.18%	35.92%	(63.66)%	10.92%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,363	$2,590	$1,966	$5,586
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.61%	0.60%(f)
Net investment income	1.37%	1.78%	1.94%	0.27%(f)
Portfolio turnover rate(g)	91%	90%	124%	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 10.48%. The market price total return from Fund Inception to October 31, 2021 was 9.34%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Consolidated Financial Highlights—(continued)

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

	Years Ended October 31,			For the Period October 5, 2021(a) Through October 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$7.92	$6.15	$29.41	$25.00
Net investment income (loss)(b)	0.23	0.14	0.36	(0.01)
Net realized and unrealized gain (loss) on investments	9.24	1.85	(23.23)	4.42
Total from investment operations	9.47	1.99	(22.87)	4.41
Distributions to shareholders from:
Net investment income	(0.42)	(0.22)	(0.36)	-
Net realized gains	-	-	(0.03)	-
Total distributions	(0.42)	(0.22)	(0.39)	-
Net asset value at end of period	$16.97	$7.92	$6.15	$29.41
Market price at end of period(c)	$16.91	$7.96	$6.14	$29.09
Net Asset Value Total Return(d)	121.02%	34.34%	(78.47)%	17.64%(e)
Market Price Total Return(d)	119.10%	35.23%	(78.27)%	16.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,484	$4,356	$2,768	$11,763
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.61%	0.60%(f)
Net investment income (loss)	1.71%	1.93%	2.57%	(0.60)%(f)
Portfolio turnover rate(g)	137%	131%	149%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 16.25%. The market price total return from Fund Inception to October 31, 2021 was 13.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

11

Notes to Consolidated Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a "Subsidiary") organized under the laws of the Cayman Islands:

Full Name	Short Name	Subsidiary
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	"Alerian Galaxy Blockchain Users and Decentralized Commerce ETF"	Invesco GBE Cayman Ltd.
Invesco Alerian Galaxy Crypto Economy ETF (SATO)	"Alerian Galaxy Crypto Economy ETF"	Invesco GCE Cayman Ltd.
The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for cash and/or the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index
Alerian Galaxy Crypto Economy ETF	Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index
Each Fund’s investment in its respective Subsidiary is expected to provide the Fund with exposure to exchange-traded products and private investment trusts traded over-the-counter that are linked to cryptocurrencies. Each Fund may invest up to 25% of its respective total assets in its Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

12

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

13

B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several

14

factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Consolidated Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Consolidated Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on

15

the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Consolidated Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Consolidated Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Consolidated Statements of Operations, were incurred by each Fund as listed below:

Amount
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$2,146
Alerian Galaxy Crypto Economy ETF	10,796

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks

ADR and GDR Risk. The Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Blockchain Company Investments Risk. Companies engaged in the development, enablement and acquisition of blockchain technologies are subject to a number of risks. Blockchain technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. A lack of expansion in the usage of blockchain technology could adversely affect the underlying holdings of the Funds. Moreover, the extent to which companies held by the Funds utilize blockchain technology may vary, and it is possible that even widespread adoption of blockchain technology may not result in a material impact on the stock price of such companies.
Furthermore, companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Funds. Additionally, blockchain technology is new, and as such may be subject to future laws or regulations. Any such regulatory changes affecting blockchain technology may adversely impact an investment in companies utilizing this technology.
Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.
In addition, because blockchain functionality relies on the Internet, a significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Funds. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.
Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies. While the Funds will not invest directly in cryptocurrencies, the value of the Funds’ investments in cryptocurrency-linked assets (including private trusts and ETPs) is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of a digital currency could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in a digital currency network or a change in user preference to competing cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Funds’ exposure to cryptocurrency-linked assets could result in substantial losses to the Funds.
Cryptocurrencies trade on exchanges, which are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden

17

declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of cryptocurrencies. A cyber or other security breach or a business failure of a cryptocurrency exchange or custodian may affect the price of a particular cryptocurrency or cryptocurrencies generally. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of a digital currency.
Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact a Fund’s investment in cryptocurrency. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Digital Asset Company Investments Risk. Companies engaged in the development, enablement and acquisition of digital assets and cryptocurrencies are subject to a number of risks. The technology relating to digital assets, including blockchain, is developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Cryptocurrencies and blockchain technology are new and many of their uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies. A lack of expansion in the usage of cryptocurrencies could adversely affect an investment in the Funds.
Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of the companies included in an Underlying Index may not be a reflection of their connection to digital assets, but may be based on other business operations. Furthermore, companies that are developing applications of digital assets and cryptocurrencies may not in fact do so or may not be able to capitalize on those digital assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in an Underlying Index, which could adversely affect an investment in the Funds. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain and/or cryptocurrencies may adversely affect an investment in the Funds.
There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a

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company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying

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and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Alerian Galaxy Crypto Economy ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. A Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0.60%
Alerian Galaxy Crypto Economy ETF	0.60%

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Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2024, the Adviser waived fees for each Fund in the following amounts:
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$8
Alerian Galaxy Crypto Economy ETF	24
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with VettaFi, LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$3,393
Alerian Galaxy Crypto Economy ETF	16,342
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Consolidated Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

21

uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,380,470	$430,145	$-	$2,810,615
Exchange-Traded Funds	548,401	-	-	548,401
Money Market Funds	-	682,100	-	682,100
Total Investments	$2,928,871	$1,112,245	$-	$4,041,116
Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,192,671	$-	$-	$7,192,671
Exchange-Traded Funds	1,289,655	-	-	1,289,655
Money Market Funds	-	2,962,050	-	2,962,050
Total Investments	$8,482,326	$2,962,050	$-	$11,444,376
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:

	2024	2023
	Ordinary Income*	Ordinary Income*
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$76,309	$61,014
Alerian Galaxy Crypto Economy ETF	238,390	102,622

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$620,166	$683,968	$(44)	$(1,674,560)	$3,733,195	$3,362,725
Alerian Galaxy Crypto Economy ETF	1,304,595	1,818,026	(428)	(5,433,969)	10,795,544	8,483,768
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2024, as follows:

	No expiration
	Short-Term	Long-Term	Total
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,346,772	$327,788	$1,674,560
Alerian Galaxy Crypto Economy ETF	4,584,132	849,837	5,433,969
NOTE 6—Investment Transactions
For the fiscal year ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$2,914,018	$3,141,356
Alerian Galaxy Crypto Economy ETF	10,019,214	10,245,325

22

For the fiscal year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$-	$812,534
Alerian Galaxy Crypto Economy ETF	1,108,987	1,741,481
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$981,312	$(297,344)	$683,968	$3,357,148
Alerian Galaxy Crypto Economy ETF	2,888,119	(1,070,093)	1,818,026	9,626,350
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemptions in-kind, passive foreign investment companies, income from the Subsidiary and elimination entry, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2024, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$584,975	$(781,169)	$196,194
Alerian Galaxy Crypto Economy ETF	1,100,588	(1,677,165)	576,577
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF and each of their subsidiaries (two of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related consolidated statements of operations for the year ended October 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes and the consolidated financial highlights for each of the three years in the period ended October 31, 2024 and for the period October 5, 2021 (commencement of investment operations) through October 31, 2021 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the three years in the period ended October 31, 2024 and for the period October 5, 2021 (commencement of investment operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

24

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:

	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0%	17%	12%	0%	0%
Invesco Alerian Galaxy Crypto Economy ETF	0%	2%	1%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

25

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

26

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AG-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2024
PBTP	Invesco 0-5 Yr US TIPS ETF
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global ex-US High Yield Corporate Bond ETF
PICB	Invesco International Corporate Bond ETF

2

Invesco 0-5 Yr US TIPS ETF (PBTP)

October 31, 2024

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.82%
U.S. Treasury Inflation — Indexed Bonds-19.90%(a)
2.38%, 01/15/2025	$2,299,965	$2,292,461
2.00%, 01/15/2026	1,553,853	1,549,237
2.38%, 01/15/2027	1,258,783	1,272,042
1.75%, 01/15/2028	1,154,621	1,152,201
3.63%, 04/15/2028	1,600,994	1,694,192
2.50%, 01/15/2029	1,015,504	1,043,003
3.88%, 04/15/2029	1,817,276	1,971,397
		10,974,533
U.S. Treasury Inflation — Indexed Notes-79.92%(a)
0.25%, 01/15/2025	2,675,950	2,656,284
0.13%, 04/15/2025	2,128,860	2,099,638
0.38%, 07/15/2025	2,671,095	2,638,210
0.13%, 10/15/2025	2,043,807	2,006,297
0.63%, 01/15/2026	2,742,286	2,690,499
0.13%, 04/15/2026	2,351,145	2,284,116
0.13%, 07/15/2026	2,377,431	2,313,424
0.13%, 10/15/2026	2,167,622	2,100,775
0.38%, 01/15/2027	2,458,058	2,378,230
0.13%, 04/15/2027	2,156,721	2,065,168
0.38%, 07/15/2027	2,331,459	2,251,735
1.63%, 10/15/2027	2,087,741	2,083,754
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.50%, 01/15/2028	$2,432,310	$2,333,264
1.25%, 04/15/2028	2,059,224	2,017,083
0.75%, 07/15/2028	2,253,331	2,177,509
2.38%, 10/15/2028	2,120,885	2,171,583
0.88%, 01/15/2029	2,215,012	2,131,440
2.13%, 04/15/2029	2,205,951	2,230,000
0.25%, 07/15/2029	2,405,448	2,245,606
1.63%, 10/15/2029	1,200,540	1,192,272
		44,066,887
Total U.S. Treasury Securities (Cost $56,148,105)		55,041,420
	Shares
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(b)(c) (Cost $158,159)	158,159	158,159
TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $56,306,264)		55,199,579
OTHER ASSETS LESS LIABILITIES-(0.11)%		(57,924)
NET ASSETS-100.00%		$55,141,655

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2J.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,987	$2,165,712	$(2,104,540)	$-	$-	$158,159	$2,617

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)

October 31, 2024

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.52%
Angola-3.19%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$15,702,000	$14,266,052
9.38%, 05/08/2048(a)	16,851,000	14,426,436
9.13%, 11/26/2049(a)	17,283,000	14,488,793
		43,181,281
Bahrain-3.24%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	16,945,000	14,519,789
7.50%, 09/20/2047(a)(b)	14,501,000	14,449,884
6.25%, 01/25/2051(a)	17,487,000	14,965,659
		43,935,332
Brazil-3.12%
Brazilian Government International Bond
5.63%, 02/21/2047	16,653,000	14,145,160
4.75%, 01/14/2050(b)	19,016,000	13,999,783
7.13%, 05/13/2054	14,099,000	14,101,591
		42,246,534
Chile-3.12%
Chile Government International Bond
4.34%, 03/07/2042	16,018,000	13,989,338
4.00%, 01/31/2052(b)	18,023,000	14,096,402
5.33%, 01/05/2054	14,752,997	14,213,739
		42,299,479
China-3.21%
China Government International Bond
4.00%, 10/19/2048(a)(b)	15,464,000	14,432,219
2.25%, 10/21/2050(a)(b)	21,909,000	14,561,301
2.50%, 10/26/2051(a)(b)	20,932,000	14,555,551
		43,549,071
Colombia-2.98%
Colombia Government International Bond
6.13%, 01/18/2041	16,521,000	13,577,519
5.63%, 02/26/2044	18,102,000	13,645,520
8.75%, 11/14/2053	12,960,000	13,210,388
		40,433,427
Costa Rica-3.08%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	15,413,000	13,933,352
7.00%, 04/04/2044(a)	13,462,000	13,849,032
7.16%, 03/12/2045(a)(b)	13,271,000	13,881,466
		41,663,850
Dominican Republic-3.22%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	13,230,000	14,365,142
6.85%, 01/27/2045(a)	14,343,000	14,622,342
6.50%, 02/15/2048(a)(b)	14,942,000	14,676,294
		43,663,778
Egypt-3.19%
Egypt Government International Bond
8.70%, 03/01/2049(a)	18,086,000	14,564,317
	Principal Amount	Value
Egypt-(continued)
8.88%, 05/29/2050(a)	$17,262,000	$14,110,114
8.75%, 09/30/2051(a)	18,057,000	14,613,981
		43,288,412
El Salvador-3.56%
El Salvador Government International Bond
8.25%, 04/10/2032(a)	16,437,000	15,418,518
7.63%, 02/01/2041(a)	20,244,000	16,886,773
9.50%, 07/15/2052(a)	16,660,000	15,878,285
		48,183,576
Guatemala-3.10%
Guatemala Government Bond
3.70%, 10/07/2033(a)	17,010,000	14,099,164
6.55%, 02/06/2037(a)	13,939,000	14,056,088
4.65%, 10/07/2041(a)	17,433,000	13,830,906
		41,986,158
Hungary-3.08%
Hungary Government International Bond
7.63%, 03/29/2041	12,084,000	13,828,332
3.13%, 09/21/2051(a)	22,362,000	13,831,903
6.75%, 09/25/2052(a)	13,160,000	14,015,150
		41,675,385
Indonesia-3.17%
Indonesia Government International Bond
3.50%, 02/14/2050	19,344,000	14,606,461
4.45%, 04/15/2070	16,809,000	14,222,326
3.35%, 03/12/2071	21,203,000	14,098,670
		42,927,457
Jordan-3.24%
Jordan Government International Bond
7.50%, 01/13/2029(a)	14,155,000	14,462,022
5.85%, 07/07/2030(a)	15,662,000	14,839,549
7.38%, 10/10/2047(a)	15,976,000	14,581,056
		43,882,627
Kazakhstan-3.13%
Kazakhstan Government International Bond
4.88%, 10/14/2044(a)(b)	22,365,000	21,035,177
6.50%, 07/21/2045(a)	19,052,000	21,336,383
		42,371,560
Kenya-3.23%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	22,851,000	21,924,575
8.25%, 02/28/2048(a)	25,960,000	21,826,746
		43,751,321
Mexico-2.89%
Mexico Government International Bond
6.34%, 05/04/2053	14,269,000	13,294,285
3.75%, 04/19/2071	22,174,000	12,930,750
5.75%, 10/12/2110	16,074,000	12,904,413
		39,129,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)

October 31, 2024

	Principal Amount	Value
Morocco-3.20%
Morocco Government International Bond
6.50%, 09/08/2033(a)	$13,571,000	$14,278,273
5.50%, 12/11/2042(a)	16,079,000	14,555,756
4.00%, 12/15/2050(a)	20,863,000	14,494,804
		43,328,833
Nigeria-3.09%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	17,499,000	14,251,076
7.63%, 11/28/2047(a)	17,840,000	13,655,963
9.25%, 01/21/2049(a)(b)	15,425,000	14,010,624
		41,917,663
Oman-3.20%
Oman Government International Bond
6.50%, 03/08/2047(a)	13,898,000	14,018,287
6.75%, 01/17/2048(a)	14,153,000	14,675,210
7.00%, 01/25/2051(a)	13,753,000	14,700,018
		43,393,515
Pakistan-3.61%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	18,014,000	16,329,218
7.38%, 04/08/2031(a)	19,291,000	16,361,662
8.88%, 04/08/2051(a)	20,278,000	16,196,165
		48,887,045
Panama-3.25%
Panama Government International Bond
6.40%, 02/14/2035	15,317,000	14,699,141
6.88%, 01/31/2036	14,935,000	14,743,805
7.88%, 03/01/2057(b)	13,952,000	14,638,653
		44,081,599
Peru-3.06%
Peruvian Government International Bond
5.63%, 11/18/2050	14,114,000	13,796,789
5.88%, 08/08/2054	13,953,000	13,828,036
3.60%, 01/15/2072	21,511,000	13,831,660
		41,456,485
Philippines-3.13%
Philippine Government International Bond
3.20%, 07/06/2046	19,781,000	14,230,748
4.20%, 03/29/2047	16,702,000	14,127,032
5.95%, 10/13/2047(b)	13,105,000	14,040,959
		42,398,739
Qatar-3.17%
Qatar Government International Bond
4.63%, 06/02/2046(a)	15,297,000	14,270,831
5.10%, 04/23/2048(a)	14,608,000	14,448,002
4.82%, 03/14/2049(a)	14,930,000	14,181,436
		42,900,269
Romania-3.08%
Romanian Government International Bond
5.13%, 06/15/2048(a)	16,922,000	13,929,344
4.00%, 02/14/2051(a)	20,450,000	13,817,733
7.63%, 01/17/2053(a)	12,932,000	14,006,811
		41,753,888
	Principal Amount	Value
Saudi Arabia-3.09%
Saudi Government International Bond
5.75%, 01/16/2054(a)	$14,418,000	$13,996,129
4.50%, 04/22/2060(a)	17,465,000	13,952,023
3.45%, 02/02/2061(a)	21,723,000	13,969,605
		41,917,757
South Africa-3.31%
Republic of South Africa Government International Bond
6.30%, 06/22/2048(b)	17,734,000	15,028,678
5.75%, 09/30/2049	18,881,000	14,792,792
7.30%, 04/20/2052	15,856,000	14,972,821
		44,794,291
Turkey-3.19%
Turkey Government International Bond
4.88%, 04/16/2043	19,656,000	14,171,190
6.63%, 02/17/2045	16,706,000	14,635,082
Turkiye Government International Bond, 5.75%, 05/11/2047	18,524,000	14,375,203
		43,181,475
United Arab Emirates-3.24%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)	14,065,000	14,146,795
4.00%, 07/28/2050(a)	22,323,000	15,179,997
4.38%, 03/10/2051(a)	20,344,000	14,626,573
		43,953,365
Uzbekistan-3.15%
Republic of Uzbekistan International Bond
5.38%, 02/20/2029(a)(b)	14,953,000	14,244,938
3.70%, 11/25/2030(a)	16,953,000	14,291,167
3.90%, 10/19/2031(a)	17,015,000	14,196,487
		42,732,592
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,493,068,615)		1,334,866,212
	Shares
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $1,189,395)	1,189,395	1,189,395
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $1,494,258,010)		1,336,055,607
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.58%
Invesco Private Government Fund, 4.84%(c)(d)(e)	13,407,358	13,407,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)

October 31, 2024

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(c)(d)(e)	35,011,148	$35,021,651
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,431,050)		48,429,009
TOTAL INVESTMENTS IN SECURITIES-102.19% (Cost $1,542,689,060)		1,384,484,616
OTHER ASSETS LESS LIABILITIES-(2.19)%		(29,625,545)
NET ASSETS-100.00%		$1,354,859,071

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $898,088,946, which represented 66.29% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,890,597	$103,077,527	$(105,778,729)	$-	$-	$1,189,395	$188,637
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,584,874	125,822,876	(128,000,392)	-	-	13,407,358	718,408 *
Invesco Private Prime Fund	40,084,270	272,561,807	(277,628,353)	(2,864)	6,791	35,021,651	1,935,089 *
Total	$59,559,741	$501,462,210	$(511,407,474)	$(2,864)	$6,791	$49,618,404	$2,842,134

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)

October 31, 2024

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.08%
Argentina-1.63%
MSU Energy S.A./UGEN S.A./UENSA S.A., 6.88%, 02/01/2025(a)	$120,000	$109,591
Provincia de Cordoba, 6.88%, 12/10/2025(a)	111	108
Telecom Argentina S.A., 9.50%, 07/18/2031(a)	200,000	206,500
YPF S.A.
8.50%, 07/28/2025(a)	433,000	435,115
9.00%, 02/12/2026(a)	164,220	165,964
6.95%, 07/21/2027(a)	260,000	254,250
9.00%, 06/30/2029(a)	285,942	295,528
9.50%, 01/17/2031(a)	270,000	284,935
8.75%, 09/11/2031(a)	200,000	204,400
7.00%, 09/30/2033(a)	160,000	154,507
7.00%, 12/15/2047(a)	205,000	172,562
		2,283,460
Australia-1.73%
FMG Resources (August 2006) Pty. Ltd.
4.50%, 09/15/2027(a)	232,000	225,994
5.88%, 04/15/2030(a)(b)	269,000	267,974
4.38%, 04/01/2031(a)	552,000	504,156
6.13%, 04/15/2032(a)	311,000	312,981
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	200,000	197,027
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	210,000	211,673
8.00%, 11/01/2027(a)(b)	243,000	249,026
8.50%, 05/01/2030(a)(b)	442,000	454,852
		2,423,683
Austria-0.16%
Benteler International AG, 10.50%, 05/15/2028(a)	220,000	227,666
Azerbaijan-0.10%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	140,000	146,685
Bahrain-0.31%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	207,244
GFH Sukuk Ltd., 7.50%, 01/28/2025(a)	220,000	221,124
		428,368
Belgium-0.28%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	389,448
Bermuda-0.15%
RLGH Finance Bermuda Ltd., 8.25%, 07/17/2031(a)	200,000	208,220
Brazil-13.30%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	200,000	207,061
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	255,094	256,357
Aegea Finance S.a.r.l.
6.75%, 05/20/2029(a)	220,000	218,562
9.00%, 01/20/2031(a)	200,000	213,371
	Principal Amount	Value
Brazil-(continued)
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	$260,000	$250,185
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(a)	260,000	266,137
Azul Secured Finance LLP
11.93%, 08/28/2028(a)	200,000	195,879
10.88%, 05/28/2030(a)	85,000	54,629
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	210,000	187,922
Banco Bradesco S.A.
3.20%, 01/27/2025(a)	160,000	159,159
4.38%, 03/18/2027(a)	220,000	216,482
Banco BTG Pactual S.A.
4.50%, 01/10/2025(a)	250,000	249,106
2.75%, 01/11/2026(a)	220,000	212,637
6.25%, 04/08/2029(a)	170,000	173,917
Banco do Brasil S.A.
4.63%, 01/15/2025(a)	250,000	249,872
3.25%, 09/30/2026(a)	340,000	327,016
4.88%, 01/11/2029(a)	220,000	214,347
6.25%, 04/18/2030(a)(b)	260,000	266,497
6.00%, 03/18/2031(a)	260,000	260,162
Banco Votorantim S.A., 4.38%, 07/29/2025(a)	240,000	237,513
Braskem America Finance Co., 7.13%, 07/22/2041(a)	200,000	184,072
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)	450,000	422,304
4.50%, 01/31/2030(a)	540,000	469,842
8.50%, 01/12/2031(a)	300,000	310,880
7.25%, 02/13/2033(a)	360,000	349,252
5.88%, 01/31/2050(a)	270,000	201,406
BRF S.A.
4.88%, 01/24/2030(a)	260,000	243,628
5.75%, 09/21/2050(a)	230,000	188,985
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	50,559	50,630
Centrais Eletricas Brasileiras S.A.
3.63%, 02/04/2025(a)	220,000	218,487
4.63%, 02/04/2030(a)	340,000	317,003
6.50%, 01/11/2035(a)	260,000	255,385
Cosan (Luxembourg) S.A.
5.50%, 09/20/2029(a)	340,000	327,356
7.50%, 06/27/2030(a)	250,000	257,097
7.25%, 06/27/2031(a)	200,000	204,140
CSN Inova Ventures, 6.75%, 01/28/2028(a)	380,000	363,477
CSN Resources S.A.
8.88%, 12/05/2030(a)	200,000	200,868
4.63%, 06/10/2031(a)	300,000	237,825
5.88%, 04/08/2032(a)	220,000	182,668
FS (Luxembourg) S.a.r.l., 8.88%, 02/12/2031(a)	200,000	204,152
Itau Unibanco Holding S.A., 3.25%, 01/24/2025(a)	100,000	99,405
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	329,774
3.20%, 01/12/2031(a)	220,000	189,784
7.00%, 04/03/2049(a)	240,000	250,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Principal Amount	Value
Brazil-(continued)
MARB BondCo PLC, 3.95%, 01/29/2031(a)	$360,000	$311,649
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	598,909	507,347
MercadoLibre, Inc., 3.13%, 01/14/2031	200,000	174,252
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	370,000	313,029
8.88%, 09/13/2033(a)	340,000	357,443
Movida Europe S.A., 7.85%, 04/11/2029(a)	200,000	189,873
MV24 Capital B.V., 6.75%, 06/01/2034(a)	228,607	222,016
NBM US Holdings, Inc., 7.00%, 05/14/2026(a)	200,000	201,253
Petrobras Global Finance B.V.
5.30%, 01/27/2025	203,000	202,560
7.38%, 01/17/2027	185,000	192,944
6.00%, 01/27/2028	298,000	302,204
5.60%, 01/03/2031(b)	277,000	274,100
6.50%, 07/03/2033(b)	250,000	254,989
6.00%, 01/13/2035	300,000	291,267
6.88%, 01/20/2040	183,000	183,673
6.75%, 01/27/2041	213,000	210,181
7.25%, 03/17/2044	196,000	202,178
5.50%, 06/10/2051	181,000	147,162
6.85%, 06/05/2115	460,000	429,935
Petrorio Luxembourg Trading S.a.r.l., 6.13%, 06/09/2026(a)	270,000	268,887
Rede D’or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	213,547
4.50%, 01/22/2030(a)	340,000	314,525
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	214,866
4.20%, 01/18/2032(a)	200,000	174,140
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(b)(c)	1,306,883	1,241,895
Simpar Europe S.A., 5.20%, 01/26/2031(a)	80,000	65,646
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	200,000	210,279
XP, Inc., 6.75%, 07/02/2029(a)	170,000	174,290
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	350,000	371,615
		18,693,872
Burkina Faso-0.15%
Endeavour Mining PLC, 5.00%, 10/14/2026(a)	220,000	214,052
Canada-11.08%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	598,000	570,685
4.38%, 01/15/2028(a)	287,000	276,302
3.50%, 02/15/2029(a)	287,000	265,165
6.13%, 06/15/2029(a)	400,000	407,275
4.00%, 10/15/2030(a)	962,000	868,975
Air Canada, 3.88%, 08/15/2026(a)	463,000	448,267
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(d)	292,000	273,653
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	199,314
Baytex Energy Corp.
8.50%, 04/30/2030(a)	275,000	280,032
7.38%, 03/15/2032(a)	200,000	194,330
	Principal Amount	Value
Canada-(continued)
Bombardier, Inc.
7.88%, 04/15/2027(a)	$370,000	$370,961
6.00%, 02/15/2028(a)(b)	292,000	292,365
7.50%, 02/01/2029(a)	287,000	299,123
8.75%, 11/15/2030(a)	300,000	325,420
7.25%, 07/01/2031(a)	250,000	258,586
7.00%, 06/01/2032(a)	260,000	266,513
7.45%, 05/01/2034(a)	130,000	141,594
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	238,467
4.88%, 02/15/2030(a)	190,000	176,881
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	200,000	212,187
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(b)(d)	420,000	422,093
Enerflex Ltd., 9.00%, 10/15/2027(a)	215,000	223,934
Garda World Security Corp.
4.63%, 02/15/2027(a)	218,000	212,463
9.50%, 11/01/2027(a)	234,000	234,355
8.25%, 08/01/2032(a)	200,000	199,112
goeasy Ltd.
9.25%, 12/01/2028(a)	200,000	213,450
7.63%, 07/01/2029(a)	200,000	205,587
Hudbay Minerals, Inc.
4.50%, 04/01/2026(a)	182,000	179,921
6.13%, 04/01/2029(a)(b)	182,000	183,491
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	330,000	339,550
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/2028(a)	268,000	264,887
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030(a)	276,000	292,567
10.50%, 12/15/2030(a)	200,000	215,617
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	187,738
4.63%, 03/01/2030(a)	230,000	215,715
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	227,663
Methanex Corp.
5.13%, 10/15/2027	229,000	223,054
5.25%, 12/15/2029	265,000	255,970
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	200,000	205,417
NOVA Chemicals Corp.
5.00%, 05/01/2025(a)	198,000	197,325
5.25%, 06/01/2027(a)	407,000	399,899
4.25%, 05/15/2029(a)	220,000	201,057
9.00%, 02/15/2030(a)	225,000	239,922
Open Text Corp.
3.88%, 02/15/2028(a)(b)	342,000	321,991
3.88%, 12/01/2029(a)	331,000	302,258
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	342,000	314,243
4.13%, 12/01/2031(a)	253,000	227,446
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	188,143
4.50%, 10/01/2029(a)(b)	309,000	287,312
4.63%, 05/01/2030(a)	309,000	284,167
6.63%, 08/15/2032(a)	200,000	199,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Principal Amount	Value
Canada-(continued)
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028(a)(b)	$210,000	$215,601
7.75%, 03/15/2031(a)	308,000	324,891
Rogers Communications, Inc., 5.25%, 03/15/2082(a)(d)	252,000	247,107
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/2055(a)(d)	250,000	259,803
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	193,702
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	212,327
Telesat Canada/Telesat LLC, 5.63%, 12/06/2026(a)	190,000	84,327
		15,569,940
Cayman Islands-0.29%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	400,000	413,835
Chile-0.68%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	204,662
Agrosuper S.A., 4.60%, 01/20/2032(a)	170,000	154,319
Falabella S.A., 3.38%, 01/15/2032(a)(b)	240,000	197,133
LATAM Airlines Group S.A., 13.38%, 10/15/2029(a)	230,000	265,022
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	180,000	138,457
		959,593
China-4.10%
Bank of Communications Co. Ltd., 3.80%(a)(d)(e)	850,000	838,120
Fortune Star (BVI) Ltd.
5.95%, 10/19/2025(a)	310,000	306,557
5.00%, 05/18/2026(a)	220,000	211,420
5.05%, 01/27/2027(a)	220,000	206,877
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	200,000	169,100
6.00%(a)(d)(e)	220,000	212,657
Huarong Finance 2017 Co. Ltd.
4.75%, 04/27/2027(a)	300,000	292,875
4.25%, 11/07/2027(a)	300,000	288,780
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/2029(a)	200,000	191,886
Industrial and Commercial Bank of China Ltd., 3.20%(a)(b)(d)(e)	2,082,000	2,021,778
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	170,385
Vanke Real Estate (Hong Kong) Co. Ltd., 3.98%, 11/09/2027(a)	330,000	216,975
West China Cement Ltd., 4.95%, 07/08/2026(a)	270,000	205,200
Yankuang Group (Cayman) Ltd., 2.90%, 11/30/2024(a)	220,000	218,683
Yanlord Land (HK) Co. Ltd., 5.13%, 05/20/2026(a)	220,000	207,617
		5,758,910
Colombia-3.79%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	270,000	218,142
	Principal Amount	Value
Colombia-(continued)
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	$490,000	$491,046
Canacol Energy Ltd., 5.75%, 11/24/2028(a)	220,000	112,983
Ecopetrol S.A.
8.63%, 01/19/2029(b)	289,000	306,963
6.88%, 04/29/2030	621,000	605,547
4.63%, 11/02/2031(b)	260,000	214,545
7.75%, 02/01/2032	180,000	175,610
8.88%, 01/13/2033	510,000	524,287
8.38%, 01/19/2036	350,000	342,307
7.38%, 09/18/2043	208,000	179,844
5.88%, 05/28/2045	420,000	295,908
5.88%, 11/02/2051	130,000	88,212
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	250,000	220,721
4.38%, 02/15/2031(a)(b)	260,000	221,019
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	320,000	277,044
GeoPark Ltd., 5.50%, 01/17/2027(a)	220,000	207,714
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	200,000	184,449
Grupo Aval Ltd., 4.38%, 02/04/2030(a)(b)	250,000	218,102
Grupo de Inversiones Suramericana S.A., 5.50%, 04/29/2026(a)	200,000	198,586
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	245,596
		5,328,625
Costa Rica-0.11%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	170,000	157,582
Czech Republic-0.23%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(b)	310,000	321,317
Dominican Republic-0.15%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	204,194
Finland-0.18%
Amer Sports Co., 6.75%, 02/16/2031(a)	250,000	254,179
France-2.90%
Altice France S.A.
8.13%, 02/01/2027(a)	560,000	464,237
5.50%, 01/15/2028(a)	480,000	373,009
5.13%, 07/15/2029(a)	900,000	674,179
5.50%, 10/15/2029(a)	670,000	502,422
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	224,537
Electricite de France S.A., 9.13%(a)(d)(e)	470,000	533,513
Iliad Holding S.A.S.U.
6.50%, 10/15/2026(a)	340,000	342,968
7.00%, 10/15/2028(a)	400,000	405,670
8.50%, 04/15/2031(a)	320,000	342,191
Vallourec SACA, 7.50%, 04/15/2032(a)	200,000	209,723
		4,072,449
Georgia-0.14%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	194,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Principal Amount	Value
Germany-1.60%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/2028(a)	$220,000	$212,099
Mercer International, Inc., 5.13%, 02/01/2029(b)	309,000	267,053
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	550,000	541,388
ZF North America Capital, Inc.
4.75%, 04/29/2025(a)	306,000	303,854
6.88%, 04/14/2028(a)	217,000	219,081
7.13%, 04/14/2030(a)	220,000	221,429
6.75%, 04/23/2030(a)	265,000	261,443
6.88%, 04/23/2032(a)	230,000	224,886
		2,251,233
Ghana-0.31%
Tullow Oil PLC, 10.25%, 05/15/2026(a)	483,000	442,123
Guatemala-0.60%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	379,000	363,984
CT Trust, 5.13%, 02/03/2032(a)	200,000	182,065
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	310,000	299,390
		845,439
Hong Kong-2.39%
Bank of Communications (Hong Kong) Ltd., 3.73%(a)(d)(e)	250,000	248,464
Bank of East Asia Ltd. (The), 5.83%(a)(d)(e)	290,000	288,514
CAS Capital No. 1 Ltd., 4.00%(a)(d)(e)	340,000	325,703
China CITIC Bank International Ltd.
3.25%(a)(d)(e)	270,000	261,731
4.80%(a)(d)(e)	270,000	269,737
Melco Resorts Finance Ltd.
4.88%, 06/06/2025(a)	250,000	247,337
5.25%, 04/26/2026(a)	220,000	215,874
5.63%, 07/17/2027(a)	270,000	261,692
5.75%, 07/21/2028(a)	180,000	172,199
5.38%, 12/04/2029(a)	320,000	293,759
7.63%, 04/17/2032(a)	250,000	253,344
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	295,568
Seaspan Corp., 5.50%, 08/01/2029(a)	237,000	225,673
		3,359,595
Hungary-0.22%
OTP Bank Nyrt., 8.75%, 05/15/2033(a)(d)	290,000	308,560
India-3.77%
CA Magnum Holdings, 5.38%, 10/31/2026(a)	250,000	245,804
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	220,000	227,659
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	201,888
6.45%, 06/04/2029(a)	220,000	226,193
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	405,435	390,839
Greenko Power II Ltd., 4.30%, 12/13/2028(a)(b)	216,875	202,537
Greenko Solar Mauritius Ltd.
5.55%, 01/29/2025(a)	220,000	219,585
5.95%, 07/29/2026(a)	240,000	238,517
	Principal Amount	Value
India-(continued)
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	$150,000	$149,469
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	200,000	203,766
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)	243,200	219,414
JSW Steel Ltd.
3.95%, 04/05/2027(a)	428,000	410,240
5.05%, 04/05/2032(a)	220,000	200,441
Muthoot Finance Ltd., 7.13%, 02/14/2028(a)	260,000	264,831
Network i2i Ltd., 5.65%(a)(d)(e)	250,000	250,945
Periama Holdings LLC, 5.95%, 04/19/2026(a)	140,000	139,825
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	242,862
Shriram Finance Ltd., 6.63%, 04/22/2027(a)	200,000	202,396
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	171,315
Vedanta Resources Finance II PLC
9.25%, 04/23/2026(a)	270,000	267,832
10.88%, 09/17/2029(a)	300,000	308,928
Vedanta Resources Ltd., 13.88%, 12/09/2028(a)	305,500	312,523
		5,297,809
Indonesia-0.31%
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)	200,000	210,149
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	230,000	228,332
		438,481
Israel-2.97%
Energian Israel Finance Ltd.
4.88%, 03/30/2026(a)	220,000	213,629
5.38%, 03/30/2028(a)	220,000	198,769
5.88%, 03/30/2031(a)	220,000	188,148
8.50%, 09/30/2033(a)	280,000	266,916
Leviathan Bond Ltd.
6.13%, 06/30/2025(a)	210,000	207,725
6.50%, 06/30/2027(a)	210,000	199,603
6.75%, 06/30/2030(a)	200,000	184,076
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(b)	220,000	221,979
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026(b)	945,000	901,593
4.75%, 05/09/2027	320,000	311,288
6.75%, 03/01/2028	200,000	204,699
5.13%, 05/09/2029(b)	320,000	311,020
7.88%, 09/15/2029	200,000	216,028
8.13%, 09/15/2031	200,000	223,935
4.10%, 10/01/2046	461,000	325,501
		4,174,909
Italy-2.23%
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.38%, 08/15/2026(a)	300,000	300,990
Intesa Sanpaolo S.p.A.
4.20%, 06/01/2032(a)(d)	290,000	254,064
4.95%, 06/01/2042(a)(b)(d)	260,000	201,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Principal Amount	Value
Italy-(continued)
Kedrion S.p.A., 6.50%, 09/01/2029(a)	$200,000	$188,928
Optics Bidco S.p.A.
6.38%, 11/15/2033(a)	200,000	202,546
6.00%, 09/30/2034(a)	200,000	195,958
7.20%, 07/18/2036(a)	200,000	206,743
7.72%, 06/04/2038(a)	200,000	212,458
Telecom Italia Capital S.A., 7.20%, 07/18/2036	186,000	188,893
UniCredit S.p.A.
5.86%, 06/19/2032(a)(d)	250,000	249,146
7.30%, 04/02/2034(a)(d)	400,000	418,850
5.46%, 06/30/2035(a)(d)	530,000	511,450
		3,131,778
Jamaica-0.06%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US, 9.00% PIK Rate, 1.50% Cash Rate, 05/25/2027(c)	89,726	90,229
Japan-3.28%
Rakuten Group, Inc.
10.25%, 11/30/2024(a)	100,000	100,407
11.25%, 02/15/2027(a)	600,000	653,505
9.75%, 04/15/2029(a)	650,000	704,194
5.13%(a)(d)(e)	340,000	327,038
6.25%(a)(b)(d)(e)	280,000	253,400
SoftBank Group Corp.
6.00%, 07/30/2025(a)	200,000	200,245
4.00%, 07/06/2026(a)	300,000	292,910
5.13%, 09/19/2027(a)(b)	550,000	545,957
4.63%, 07/06/2028(a)(b)	360,000	344,660
5.25%, 07/06/2031(a)(b)	410,000	389,016
7.00%, 07/08/2031(a)	200,000	204,920
6.88%(a)(b)(d)(e)	590,000	586,385
		4,602,637
Jersey-0.21%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	300,000	291,711
Kuwait-0.28%
Kuwait Projects Co. S.P.C Ltd.
4.23%, 10/29/2026(a)	220,000	206,388
4.50%, 02/23/2027(a)	200,000	186,925
		393,313
Luxembourg-1.25%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 6.13%, 10/15/2026(a)	250,000	250,413
Altice Financing S.A.
5.00%, 01/15/2028(a)	540,000	457,138
5.75%, 08/15/2029(a)	720,000	589,756
INEOS Finance PLC, 7.50%, 04/15/2029(a)	250,000	258,237
ION Trading Technologies S.a.r.l., 9.50%, 05/30/2029(a)	200,000	203,440
		1,758,984
Macau-1.81%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	215,555
4.85%, 01/27/2028(a)	220,000	206,655
	Principal Amount	Value
Macau-(continued)
MGM China Holdings Ltd.
5.88%, 05/15/2026(a)	$340,000	$338,475
4.75%, 02/01/2027(a)	140,000	135,412
7.13%, 06/26/2031(a)	200,000	203,340
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	211,979
5.00%, 01/15/2029(a)	383,000	346,289
Wynn Macau Ltd.
5.50%, 01/15/2026(a)	250,000	247,574
5.50%, 10/01/2027(a)	250,000	242,444
5.63%, 08/26/2028(a)	410,000	393,742
		2,541,465
Mexico-3.87%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	223,035
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/2028(a)	337,195	345,876
10.38%, 11/15/2030(a)	195,146	201,485
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	200,000	160,262
6.99%, 02/20/2032(a)	340,000	252,725
CEMEX S.A.B. de C.V.
5.13%(a)(d)(e)	450,000	439,714
9.13%(a)(d)(e)	250,000	266,305
Grupo Aeromexico S.A.B. de C.V., 8.50%, 03/17/2027(a)(b)	340,000	354,761
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	175,238
Petroleos Mexicanos
6.88%, 10/16/2025	60,000	60,195
4.50%, 01/23/2026	70,000	68,172
6.88%, 08/04/2026	134,000	134,058
6.49%, 01/23/2027	100,000	98,634
6.50%, 03/13/2027(b)	270,000	265,146
5.35%, 02/12/2028	100,000	93,213
6.50%, 01/23/2029	80,000	75,218
8.75%, 06/02/2029	90,000	91,259
6.84%, 01/23/2030	160,000	147,847
5.95%, 01/28/2031	175,000	150,952
6.70%, 02/16/2032	450,000	400,492
10.00%, 02/07/2033	110,000	116,672
6.63%, 06/15/2035	185,000	151,754
6.50%, 06/02/2041	70,000	51,895
5.50%, 06/27/2044	50,000	32,868
6.38%, 01/23/2045	94,000	65,645
6.75%, 09/21/2047(b)	370,000	265,151
6.35%, 02/12/2048	70,000	47,878
7.69%, 01/23/2050	490,000	380,536
6.95%, 01/28/2060	230,000	164,042
Total Play Telecomunicaciones S.A. de C.V., 6.38%, 09/20/2028(a)	282,000	158,353
		5,439,381
Moldova-0.13%
Aragvi Finance International DAC, 8.45%, 04/29/2026(a)	180,000	179,424
Morocco-1.06%
OCP S.A.
4.50%, 10/22/2025(a)	200,000	197,692
3.75%, 06/23/2031(a)	140,000	122,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Principal Amount	Value
Morocco-(continued)
6.75%, 05/02/2034(a)	$410,000	$428,547
6.88%, 04/25/2044(a)	220,000	217,132
5.13%, 06/23/2051(a)	340,000	261,643
7.50%, 05/02/2054(a)	250,000	259,349
		1,487,253
Netherlands-1.82%
OCI N.V., 6.70%, 03/16/2033(a)	220,000	219,556
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	360,000	329,722
Trivium Packaging Finance B.V.
5.50%, 08/15/2026(a)	270,000	267,854
8.50%, 08/15/2027(a)	310,000	309,396
VEON Holdings B.V., 3.38%, 11/25/2027(a)	300,000	262,615
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	480,000	431,684
Ziggo B.V., 4.88%, 01/15/2030(a)	440,000	408,430
Ziggo Bond Co. B.V.
6.00%, 01/15/2027(a)	130,000	129,833
5.13%, 02/28/2030(a)	220,000	199,290
		2,558,380
Nigeria-0.90%
Access Bank PLC, 6.13%, 09/21/2026(a)	229,000	218,714
IHS Holding Ltd.
5.63%, 11/29/2026(a)	220,000	216,468
6.25%, 11/29/2028(a)	220,000	205,981
IHS Netherlands Holdco B.V., 8.00%, 09/18/2027(a)	420,000	420,475
Seplat Energy PLC, 7.75%, 04/01/2026(a)	200,000	199,687
		1,261,325
Norway-0.15%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	200,000	204,405
Oman-1.45%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	220,000	218,047
Lamar Funding Ltd., 3.96%, 05/07/2025(a)	250,000	247,618
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	220,277
5.50%, 02/14/2029(a)	200,000	202,609
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	218,735
OQ SAOC, 5.13%, 05/06/2028(a)	340,000	338,762
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	273,269
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	322,258
		2,041,575
Pakistan-0.13%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	184,035
Panama-0.65%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	454,577	401,782
C&W Senior Finance Ltd., 6.88%, 09/15/2027(a)	210,000	208,383
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	170,000	130,580
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	190,000	174,675
		915,420
	Principal Amount	Value
Peru-1.18%
Banco de Credito del Peru S.A.
3.13%, 07/01/2030(a)(d)	$300,000	$293,068
3.25%, 09/30/2031(a)(b)(d)	140,000	131,212
5.80%, 03/10/2035(a)(d)	200,000	196,600
Cia de Minas Buenaventura S.A.A., 5.50%, 07/23/2026(a)	50,000	49,311
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	201,674	181,147
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	450,000	345,908
5.63%, 06/19/2047(a)	700,000	461,036
		1,658,282
Poland-0.19%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	300,000	272,754
Puerto Rico-0.46%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	503,170
5.13%, 07/15/2029(a)	170,000	143,307
		646,477
Russia-0.03%
O1 Properties Finance PLC, 0.50%, 09/27/2028(a)(f)	500,000	37,500
Saudi Arabia-0.55%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	190,000	182,581
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)	200,000	207,068
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/2025(a)	70,000	69,878
8.00%, 02/25/2029(a)	300,000	312,189
		771,716
Singapore-0.41%
GLP Pte. Ltd.
3.88%, 06/04/2025(a)	350,000	341,692
4.50%(a)(d)(e)	399,000	238,781
		580,473
South Africa-2.10%
Bidvest Group UK PLC (The), 3.63%, 09/23/2026(a)	160,000	155,900
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)	413,000	413,392
8.45%, 08/10/2028(a)	20,000	20,937
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	201,978
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	222,658
Sasol Financing USA LLC
4.38%, 09/18/2026(b)	290,000	280,260
6.50%, 09/27/2028(b)	340,000	331,456
8.75%, 05/03/2029(a)	250,000	257,260
5.50%, 03/18/2031	380,000	328,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Principal Amount	Value
South Africa-(continued)
Stillwater Mining Co.
4.00%, 11/16/2026(a)(b)	$300,000	$283,534
4.50%, 11/16/2029(a)	240,000	198,205
Transnet SOC Ltd., 8.25%, 02/06/2028(a)	250,000	254,706
		2,948,531
Spain-0.21%
Codere Finance 2 (Luxembourg) S.A., 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(a)(c)	209,644	2,516
Grifols S.A., 4.75%, 10/15/2028(a)	320,000	295,023
		297,539
Sweden-0.19%
Stena International S.A., 7.25%, 01/15/2031(a)	250,000	259,816
Switzerland-0.72%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	290,000	236,635
12.00%, 02/15/2031(a)	200,000	195,310
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	260,000	61,043
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	190,072
6.38%, 02/01/2030(a)	380,000	325,673
		1,008,733
Thailand-0.47%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	340,000	310,755
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	343,065
		653,820
Trinidad-0.35%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	230,890
Trinidad Generation Unlimited, 5.25%, 11/04/2027(a)	270,000	263,295
		494,185
Turkey-6.56%
Akbank T.A.S.
5.13%, 03/31/2025(a)	220,000	219,633
6.80%, 02/06/2026(a)	200,000	203,512
7.50%, 01/20/2030(a)	200,000	204,291
6.80%, 06/22/2031(a)(d)	240,000	239,120
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	194,442
Aydem Yenilenebilir Enerji A.S., 7.75%, 02/02/2027(a)	310,000	308,341
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	192,019
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	325,000	334,353
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	203,575
KOC Holding A.S., 6.50%, 03/11/2025(a)	340,000	340,510
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	200,000	194,890
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	200,000	207,276
	Principal Amount	Value
Turkey-(continued)
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	$200,000	$198,013
QNB Bank A.S., 7.25%, 05/21/2029(a)	200,000	208,631
Sisecam UK PLC
8.25%, 05/02/2029(a)	200,000	205,301
8.63%, 05/02/2032(a)	275,000	280,504
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	269,868
9.50%, 08/01/2026(a)	220,000	234,495
8.00%, 01/16/2029(a)	200,000	208,666
Turk Telekomunikasyon A.S., 7.38%, 05/20/2029(a)	200,000	204,375
Turkiye Garanti Bankasi A.S., 8.38%, 02/28/2034(a)(d)	200,000	204,740
Turkiye Ihracat Kredi Bankasi A.S.
9.38%, 01/31/2026(a)	220,000	230,535
5.75%, 07/06/2026(a)	340,000	339,167
9.00%, 01/28/2027(a)	200,000	212,081
7.50%, 02/06/2028(a)	200,000	205,771
Turkiye Is Bankasi A.S.
7.75%, 06/12/2029(a)	200,000	207,203
7.75%, 01/22/2030(a)(d)	140,000	140,321
Turkiye Vakiflar Bankasi T.A.O.
5.25%, 02/05/2025(a)	300,000	299,508
6.50%, 01/08/2026(a)	340,000	343,923
5.50%, 10/01/2026(a)	235,000	233,995
9.00%, 10/12/2028(a)	270,000	291,224
8.99%, 10/05/2034(a)(d)	200,000	207,039
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	200,000	207,843
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	350,000	361,795
9.38%, 02/14/2031(a)	200,000	205,680
Yapi ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	290,000	315,690
7.88%, 01/22/2031(a)(d)	100,000	101,347
9.25%, 01/17/2034(a)(d)	220,000	231,852
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	225,445
		9,216,974
Ukraine-0.12%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)	200,000	172,401
United Arab Emirates-1.61%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	200,000	207,164
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	200,000	207,025
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	206,288
DIB Tier 1 Sukuk (3) Ltd., 6.25%(a)(d)(e)	340,000	339,715
DP World Salaam, 6.00%(a)(d)(e)	470,000	469,318
Emirates NBD Bank PJSC, 6.13%(a)(d)(e)	250,000	249,523
MAF Global Securities Ltd., 7.88%(a)(d)(e)	220,000	227,654
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	393,000	355,804
		2,262,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Principal Amount	Value
United Kingdom-5.91%
180 Medical, Inc., 3.88%, 10/15/2029(a)	$220,000	$204,874
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	250,000	256,548
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	300,000	306,759
Avianca Midco 2 PLC
9.00%, 12/01/2028(a)(b)	400,000	395,507
9.00%, 12/01/2028(a)	200,000	197,753
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	240,000	231,630
eG Global Finance PLC, 12.00%, 11/30/2028(a)	400,000	445,127
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	200,000	188,000
8.75%, 01/15/2032(a)	200,000	181,968
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	325,000	331,121
8.13%, 02/15/2032(a)	200,000	202,509
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	310,000	310,028
4.50%, 10/01/2027(a)	220,000	212,885
5.88%, 01/15/2028(a)	200,000	197,933
Mclaren Finance PLC, 7.50%, 08/01/2026(a)	280,000	273,000
Standard Chartered PLC, 7.01%(a)(d)(e)	200,000	213,149
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	220,000	189,398
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	440,000	416,473
4.50%, 08/15/2030(a)	410,000	359,454
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	211,107
VMED 02 UK Financing I PLC, 7.75%, 04/15/2032(a)	250,000	250,614
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	410,000	353,004
4.75%, 07/15/2031(a)	430,000	372,786
Vodafone Group PLC
7.00%, 04/04/2079(b)(d)	771,000	808,900
3.25%, 06/04/2081(d)	188,000	180,795
4.13%, 06/04/2081(d)	380,000	342,024
5.13%, 06/04/2081(d)	313,000	250,495
Zegona Finance PLC, 8.63%, 07/15/2029(a)	400,000	423,500
		8,307,341
United States-2.70%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)	350,000	304,862
Bausch & Lomb Corp., 8.38%, 10/01/2028(a)	450,000	472,689
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	100,191
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	256,940
Constellium SE, 3.75%, 04/15/2029(a)	250,000	226,451
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	350,000	389,277
GFL Environmental, Inc.
3.75%, 08/01/2025(a)	292,000	289,329
5.13%, 12/15/2026(a)	195,000	193,235
4.00%, 08/01/2028(a)	287,000	271,665
3.50%, 09/01/2028(a)	287,000	269,309
	Principal Amount	Value
United States-(continued)
4.75%, 06/15/2029(a)	$286,000	$274,081
4.38%, 08/15/2029(a)	210,000	196,961
6.75%, 01/15/2031(a)	200,000	206,174
OPENLANE, Inc., 5.13%, 06/01/2025(a)	86,000	85,566
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	208,641
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)(f)	296,000	42,920
WeWork Cos. US LLC, 7.88%, 05/01/2025(a)(f)(g)	100,000	2,842
		3,791,133
Uzbekistan-0.19%
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	272,006
Vietnam-0.18%
Mong Duong Finance Holdings B.V., 5.13%, 05/07/2029(a)	252,984	246,983
Zambia-1.04%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)(b)	670,000	666,042
9.38%, 03/01/2029(a)	200,000	212,881
8.63%, 06/01/2031(a)	581,000	588,486
		1,467,409
Total U.S. Dollar Denominated Bonds & Notes (Cost $133,802,254)		137,816,585
	Shares
Common Stocks & Other Equity Interests-0.23%
United States-0.23%
Hornbeck Offshore Services, Inc.(h)(i)	323	19,582
Hornbeck Offshore Services, Inc., Wts., TBA(h)(i)	2,673	93,554
Hornbeck Offshore Services, Inc., Wts., TBA(h)(i)	3,246	196,789
Premier Brands Group Holdings Co.(h)(j)	3,222	6,041
TRU Taj LLC/TRU Taj Finance, Inc.(h)	2,156	4,447
Total Common Stocks & Other Equity Interests (Cost $178,938)		320,413

Preferred Stocks-0.06%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(k)(l) (Cost $220,500)	2,000	90,000
Money Market Funds-1.64%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(m)(n) (Cost $2,305,374)	2,305,374	2,305,374
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $136,507,066)		140,532,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.64%
Invesco Private Government Fund, 4.84%(m)(n)(o)	3,371,166	$3,371,166
Invesco Private Prime Fund, 4.99%(m)(n)(o)	8,770,398	8,773,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,144,494)		12,144,195
TOTAL INVESTMENTS IN SECURITIES-108.65% (Cost $148,651,560)		152,676,567
OTHER ASSETS LESS LIABILITIES-(8.65)%		(12,156,540)
NET ASSETS-100.00%		$140,520,027

Investment Abbreviations:
DAC-Designated Activity Co.
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $122,397,127, which represented 87.10% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at October 31,
2024 was $255,663, which represented less than 1% of the Fund’s Net Assets.

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Non-income producing security.
(i)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(j)	Acquired as part of the Nine West Holding, Inc. reorganization.
(k)	Acquired as part of the Guitar Center, Inc. reorganization.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,053,548	$28,919,574	$(27,667,748)	$-	$-	$2,305,374	$45,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)

October 31, 2024

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,358,201	$24,363,255	$(22,350,290)	$-	$-	$3,371,166	$107,325 *
Invesco Private Prime Fund	3,493,247	43,588,008	(38,307,668)	(406)	(152)	8,773,029	294,171 *
Total	$5,904,996	$96,870,837	$(88,325,706)	$(406)	$(152)	$14,449,569	$446,605

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco International Corporate Bond ETF (PICB)

October 31, 2024

Schedule of Investments

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.48%(a)
Australia-2.59%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	184,000	$215,028
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	104,306
Australia and New Zealand Banking Group Ltd.
3.65%, 01/20/2026(b)	EUR	100,000	109,534
4.95%, 02/05/2029	AUD	300,000	197,585
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	378,727
Commonwealth Bank of Australia, 4.90%, 08/17/2028	AUD	300,000	197,514
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP	146,000	182,764
National Australia Bank Ltd.
2.90%, 02/25/2027	AUD	500,000	315,071
1.38%, 08/30/2028(b)	EUR	200,000	204,173
4.85%, 03/22/2029	AUD	400,000	262,684
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	450,000	283,072
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	114,327
Westpac Banking Corp.
3.70%, 01/16/2026(b)	EUR	100,000	109,528
5.00%, 01/15/2029	AUD	400,000	263,939
5.10%, 05/14/2029	AUD	500,000	331,191
			3,269,443
Belgium-0.18%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	200,000	225,930
Canada-17.98%
Bank of Montreal
3.65%, 04/01/2027	CAD	720,000	515,629
4.31%, 06/01/2027	CAD	850,000	618,565
4.71%, 12/07/2027	CAD	900,000	662,963
5.04%, 05/29/2028	CAD	700,000	522,644
4.54%, 12/18/2028	CAD	700,000	515,126
Bank of Nova Scotia (The)
5.50%, 12/29/2025	CAD	400,000	292,673
5.50%, 05/08/2026	CAD	500,000	368,048
2.95%, 03/08/2027	CAD	800,000	564,066
4.68%, 02/01/2029	CAD	700,000	518,119
3.50%, 04/17/2029(b)	EUR	100,000	109,671
Bell Canada
3.80%, 08/21/2028	CAD	350,000	250,312
4.55%, 02/09/2030	CAD	400,000	292,811
2.50%, 05/14/2030	CAD	350,000	230,810
3.00%, 03/17/2031	CAD	300,000	200,968
5.85%, 11/10/2032	CAD	450,000	351,477
5.15%, 08/24/2034	CAD	350,000	260,656
3.50%, 09/30/2050	CAD	450,000	244,513
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	400,000	301,437
Canadian Imperial Bank of Commerce
1.10%, 01/19/2026	CAD	450,000	313,830
5.00%, 12/07/2026	CAD	400,000	294,524
2.25%, 01/07/2027	CAD	600,000	417,803
	Principal Amount		Value
Canada-(continued)
4.95%, 06/29/2027	CAD	700,000	$516,979
5.05%, 10/07/2027	CAD	650,000	482,397
5.50%, 01/14/2028	CAD	500,000	376,445
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	450,000	318,714
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	350,000	283,224
Series K, 5.86%, 06/30/2049	CAD	350,000	284,592
Federation des caisses Desjardins du Quebec
1.09%, 01/21/2026	CAD	400,000	278,357
4.41%, 05/19/2027	CAD	400,000	291,810
5.47%, 11/17/2028	CAD	400,000	304,057
3.80%, 09/24/2029	CAD	450,000	320,890
National Bank of Canada, 5.22%, 06/14/2028	CAD	650,000	488,198
Ontario Teachers’ Finance Trust
1.85%, 05/03/2032(b)	EUR	200,000	199,753
0.90%, 05/20/2041(b)	EUR	200,000	151,519
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	400,000	309,698
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	500,000	356,842
3.25%, 05/01/2029	CAD	400,000	277,198
4.25%, 04/15/2032	CAD	350,000	246,224
6.75%, 11/09/2039	CAD	520,000	430,000
Royal Bank of Canada
5.34%, 06/23/2026	CAD	500,000	368,152
4.63%, 05/01/2028	CAD	850,000	627,285
2.13%, 04/26/2029(b)	EUR	200,000	208,260
5.23%, 06/24/2030	CAD	400,000	304,679
4.00%, 10/17/2030(c)	CAD	550,000	395,687
4.46%, 10/17/2035(c)	CAD	350,000	253,415
TELUS Corp.
5.25%, 11/15/2032	CAD	400,000	299,950
Series CY, 3.30%, 05/02/2029	CAD	350,000	243,728
Toronto-Dominion Bank (The)
1.13%, 12/09/2025	CAD	600,000	419,318
4.34%, 01/27/2026	CAD	500,000	361,229
5.42%, 07/10/2026	CAD	500,000	368,851
2.26%, 01/07/2027	CAD	650,000	452,783
0.50%, 01/18/2027(b)	EUR	100,000	103,049
4.21%, 06/01/2027	CAD	1,000,000	725,600
5.38%, 10/21/2027	CAD	700,000	524,768
4.48%, 01/18/2028	CAD	700,000	513,258
5.49%, 09/08/2028	CAD	500,000	380,218
4.68%, 01/08/2029	CAD	900,000	665,559
3.63%, 12/13/2029(b)	EUR	150,000	165,109
1.95%, 04/08/2030(b)	EUR	200,000	201,997
3.56%, 04/16/2031(b)	EUR	200,000	218,011
3.13%, 08/03/2032(b)	EUR	100,000	105,787
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	650,000	466,622
5.28%, 07/15/2030(b)	CAD	500,000	379,031
4.34%, 10/15/2049(b)	CAD	350,000	223,343
			22,739,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

	Principal Amount		Value
China-0.08%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	$97,206
Denmark-0.81%
Novo Nordisk Finance (Netherlands) B.V., 3.38%, 05/21/2034(b)	EUR	200,000	219,464
Orsted A/S
4.88%, 01/12/2032(b)	GBP	300,000	373,041
5.75%, 04/09/2040(b)	GBP	150,000	189,609
5.38%, 09/13/2042(b)	GBP	200,000	240,867
			1,022,981
Finland-0.96%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	135,565
4.13%, 05/05/2028(b)	EUR	200,000	224,347
0.50%, 11/02/2028(b)	EUR	100,000	98,041
2.50%, 05/23/2029(b)	EUR	200,000	211,390
3.38%, 06/11/2029(b)	EUR	200,000	220,533
3.63%, 03/15/2034(b)	EUR	100,000	109,688
OP Corporate Bank PLC, 2.88%, 12/15/2025(b)	EUR	200,000	217,091
			1,216,655
France-24.70%
Action Logement Services
0.38%, 10/05/2031(b)	EUR	100,000	90,078
1.38%, 04/13/2032(b)	EUR	200,000	190,866
0.50%, 10/30/2034(b)	EUR	100,000	82,127
4.13%, 10/03/2038(b)	EUR	100,000	113,403
0.75%, 07/19/2041(b)	EUR	100,000	68,585
3.63%, 05/25/2043(b)	EUR	200,000	211,397
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	200,000	211,347
Airbus SE
1.63%, 06/09/2030(b)	EUR	200,000	201,334
2.38%, 04/07/2032(b)	EUR	100,000	103,332
2.38%, 06/09/2040(b)	EUR	100,000	92,704
Autoroutes du Sud de la France S.A., 1.38%, 02/21/2031(b)	EUR	100,000	97,278
Ayvens S.A.
3.88%, 02/22/2027(b)	EUR	100,000	110,187
4.88%, 10/06/2028(b)	EUR	100,000	114,037
Banque Federative du Credit Mutuel S.A.
1.25%, 12/05/2025(b)	GBP	200,000	246,986
1.63%, 01/19/2026(b)	EUR	100,000	107,146
2.38%, 03/24/2026(b)	EUR	100,000	107,364
0.01%, 05/11/2026(b)	EUR	200,000	208,017
0.75%, 06/08/2026(b)	EUR	200,000	210,108
3.13%, 09/14/2027(b)	EUR	200,000	218,111
3.88%, 01/26/2028(b)	EUR	100,000	110,463
0.25%, 07/19/2028(b)	EUR	100,000	97,311
0.63%, 11/03/2028(b)	EUR	200,000	195,282
4.13%, 03/13/2029(b)	EUR	200,000	225,386
1.75%, 03/15/2029(b)	EUR	100,000	101,494
1.88%, 06/18/2029(b)	EUR	100,000	100,896
2.63%, 11/06/2029(b)	EUR	100,000	104,491
0.75%, 01/17/2030(b)	EUR	100,000	94,892
4.38%, 05/02/2030(b)	EUR	200,000	225,252
1.25%, 06/03/2030(b)	EUR	100,000	96,005
0.63%, 02/21/2031(b)	EUR	300,000	272,313
	Principal Amount		Value
France-(continued)
4.75%, 11/10/2031(b)	EUR	200,000	$230,677
1.13%, 01/19/2032(b)	EUR	200,000	182,419
5.13%, 01/13/2033(b)	EUR	200,000	231,329
3.75%, 02/01/2033(b)	EUR	200,000	221,821
4.13%, 06/14/2033(b)	EUR	200,000	227,855
4.38%, 01/11/2034(b)	EUR	200,000	217,682
3.75%, 02/03/2034(b)	EUR	100,000	110,013
BNP Paribas S.A.
3.38%, 01/23/2026(b)	GBP	400,000	503,474
1.13%, 06/11/2026(b)	EUR	200,000	210,771
0.13%, 09/04/2026(b)	EUR	200,000	206,172
2.25%, 01/11/2027(b)	EUR	100,000	106,333
1.50%, 05/23/2028(b)	EUR	100,000	102,642
1.38%, 05/28/2029(b)	EUR	200,000	199,086
3.63%, 09/01/2029(b)	EUR	200,000	220,026
1.63%, 07/02/2031(b)	EUR	100,000	94,900
1.25%, 07/13/2031(b)	GBP	300,000	297,623
2.10%, 04/07/2032(b)	EUR	200,000	195,225
5.75%, 06/13/2032(b)	GBP	300,000	389,627
0.63%, 12/03/2032(b)	EUR	200,000	172,864
4.13%, 05/24/2033(b)	EUR	100,000	114,834
4.10%, 02/13/2034(b)	EUR	200,000	222,791
2.00%, 09/13/2036(b)	GBP	200,000	178,723
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	100,000	104,482
0.50%, 02/11/2030(b)	EUR	100,000	94,606
3.88%, 07/17/2031(b)	EUR	100,000	111,837
4.63%, 06/07/2032(b)	EUR	200,000	233,565
3.25%, 06/30/2037(b)	EUR	100,000	103,968
5.38%, 06/30/2042(b)	EUR	100,000	125,732
BPCE S.A.
0.25%, 01/15/2026(b)	EUR	200,000	210,356
0.38%, 02/02/2026(b)	EUR	100,000	105,189
3.63%, 04/17/2026(b)	EUR	200,000	219,065
0.50%, 02/24/2027(b)	EUR	100,000	102,343
3.50%, 01/25/2028(b)	EUR	200,000	220,163
4.38%, 07/13/2028(b)	EUR	100,000	112,289
3.88%, 01/11/2029(b)	EUR	100,000	110,457
5.25%, 04/16/2029(b)	GBP	300,000	378,339
0.25%, 01/14/2031(b)	EUR	200,000	180,028
0.75%, 03/03/2031(b)	EUR	100,000	91,396
1.00%, 01/14/2032(b)	EUR	100,000	90,772
4.00%, 11/29/2032(b)	EUR	200,000	225,611
4.50%, 01/13/2033(b)	EUR	100,000	113,808
3.88%, 01/25/2036(b)	EUR	200,000	220,793
Capgemini SE, 2.38%, 04/15/2032(b)	EUR	200,000	203,408
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	107,246
Cie de Saint-Gobain S.A.
3.75%, 11/29/2026(b)	EUR	100,000	110,290
3.38%, 04/08/2030(b)	EUR	100,000	109,280
3.88%, 11/29/2030(b)	EUR	200,000	223,814
1.88%, 03/15/2031(b)	EUR	100,000	99,561
3.63%, 04/08/2034(b)	EUR	100,000	109,353
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	101,144
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	204,465
2.13%, 07/29/2032(b)	EUR	200,000	196,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

	Principal Amount		Value
France-(continued)
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	$196,748
1.50%, 10/06/2031(b)	EUR	200,000	184,485
Credit Agricole S.A.
1.88%, 12/20/2026(b)	EUR	300,000	318,451
0.13%, 12/09/2027	EUR	200,000	198,298
0.38%, 04/20/2028(b)	EUR	200,000	197,205
1.13%, 02/24/2029(b)	EUR	300,000	300,378
1.75%, 03/05/2029(b)	EUR	300,000	305,255
2.00%, 03/25/2029(b)	EUR	200,000	204,495
1.00%, 07/03/2029(b)	EUR	200,000	197,526
2.50%, 08/29/2029(b)	EUR	200,000	210,965
4.13%, 03/07/2030(b)	EUR	200,000	226,419
3.88%, 04/20/2031(b)	EUR	200,000	224,238
0.88%, 01/14/2032(b)	EUR	300,000	271,100
1.13%, 07/12/2032(b)	EUR	200,000	181,750
4.00%, 01/18/2033(b)	EUR	200,000	226,642
4.38%, 11/27/2033(b)	EUR	200,000	228,065
3.75%, 01/22/2034(b)	EUR	200,000	220,484
3.88%, 11/28/2034(b)	EUR	300,000	337,130
4.13%, 02/26/2036(b)	EUR	200,000	224,241
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	100,000	109,666
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	191,418
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	209,183
3.75%, 06/05/2027(b)	EUR	100,000	110,312
6.25%, 05/30/2028(b)	GBP	200,000	264,404
4.38%, 10/12/2029(b)	EUR	100,000	113,594
4.63%, 04/26/2030(b)	EUR	200,000	231,220
2.00%, 10/02/2030(b)	EUR	100,000	100,899
5.88%, 07/18/2031	GBP	200,000	260,075
4.25%, 01/25/2032(b)	EUR	100,000	112,458
1.00%, 11/29/2033(b)	EUR	300,000	261,169
6.13%, 06/02/2034(b)	GBP	500,000	645,525
4.75%, 10/12/2034(b)	EUR	200,000	233,338
5.50%, 03/27/2037(b)	GBP	200,000	241,616
5.50%, 10/17/2041(b)	GBP	600,000	699,247
4.63%, 01/25/2043(b)	EUR	200,000	223,497
4.75%, 06/17/2044(b)	EUR	100,000	112,555
2.00%, 12/09/2049(b)	EUR	200,000	139,985
5.13%, 09/22/2050(b)	GBP	400,000	428,123
5.63%, 01/25/2053(b)	GBP	200,000	226,583
6.00%, 01/23/2114(b)	GBP	500,000	568,429
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	215,653
3.63%, 01/11/2030(b)	EUR	100,000	110,406
4.00%, 01/11/2035(b)	EUR	200,000	222,732
5.63%, 04/03/2053(b)	GBP	400,000	482,351
5.00%, 10/01/2060(b)	GBP	350,000	381,797
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	95,200
Kering S.A.
3.63%, 09/05/2031(b)	EUR	200,000	218,798
3.38%, 03/11/2032(b)	EUR	100,000	107,206
3.88%, 09/05/2035(b)	EUR	200,000	219,525
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	100,000	111,388
	Principal Amount		Value
France-(continued)
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 09/07/2033(b)	EUR	200,000	$222,481
Orange S.A.
1.88%, 09/12/2030(b)	EUR	200,000	204,065
0.50%, 09/04/2032(b)	EUR	100,000	88,590
8.13%, 01/28/2033	EUR	150,000	220,387
0.63%, 12/16/2033(b)	EUR	200,000	171,956
5.63%, 01/23/2034	GBP	200,000	263,027
5.38%, 11/22/2050(b)	GBP	150,000	185,496
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	100,000	100,960
RTE Reseau de Transport d’Electricite SADIR, 3.75%, 07/04/2035(b)	EUR	100,000	110,710
Societe Generale S.A.
0.13%, 02/24/2026(b)	EUR	200,000	209,678
4.25%, 09/28/2026(b)	EUR	200,000	222,309
0.75%, 01/25/2027(b)	EUR	200,000	205,981
4.13%, 06/02/2027(b)	EUR	200,000	223,184
0.25%, 07/08/2027(b)	EUR	200,000	201,730
4.00%, 11/16/2027(b)	EUR	200,000	222,998
0.13%, 02/18/2028(b)	EUR	100,000	98,616
2.13%, 09/27/2028(b)	EUR	200,000	206,506
4.13%, 11/21/2028(b)	EUR	100,000	112,573
1.75%, 03/22/2029(b)	EUR	100,000	100,679
2.63%, 05/30/2029(b)	EUR	100,000	106,027
1.25%, 06/12/2030(b)	EUR	200,000	190,802
4.25%, 11/16/2032(b)	EUR	200,000	228,972
5.63%, 06/02/2033(b)	EUR	100,000	115,992
6.25%, 06/22/2033(b)	GBP	200,000	268,195
Suez S.A.
2.88%, 05/24/2034(b)	EUR	100,000	100,638
6.63%, 10/05/2043(b)	GBP	300,000	406,907
TotalEnergies Capital International S.A.
1.99%, 04/08/2032(b)	EUR	200,000	200,165
1.62%, 05/18/2040(b)	EUR	100,000	82,121
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	100,000	102,333
1.38%, 12/04/2031(b)	EUR	100,000	92,659
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	200,000	201,393
			31,235,339
Germany-10.44%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	300,000	348,416
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	100,000	112,077
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	200,249
BASF SE, 1.50%, 03/17/2031(b)	EUR	100,000	97,977
Bayer AG
0.75%, 01/06/2027(b)	EUR	200,000	206,021
0.38%, 01/12/2029(b)	EUR	100,000	96,155
1.13%, 01/06/2030(b)	EUR	100,000	95,929
0.63%, 07/12/2031(b)	EUR	200,000	177,234
1.38%, 07/06/2032(b)	EUR	100,000	90,639
4.63%, 05/26/2033(b)	EUR	200,000	227,516
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	212,047
2.13%, 12/15/2029(b)	EUR	300,000	304,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

	Principal Amount		Value
Germany-(continued)
BMW US Capital LLC
3.00%, 11/02/2027(b)	EUR	200,000	$217,149
3.38%, 02/02/2034(b)(d)	EUR	100,000	107,174
Commerzbank AG, 4.00%, 03/23/2026(b)	EUR	100,000	109,503
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	163,326
0.63%, 12/08/2050(b)(d)	EUR	150,000	84,818
1.13%, 05/29/2051(b)	EUR	100,000	64,846
Deutsche Bank AG, 1.63%, 01/20/2027(b)	EUR	200,000	209,706
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	200,000	226,764
Deutsche Lufthansa AG, 3.00%, 05/29/2026(b)	EUR	200,000	216,415
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	100,000	108,614
E.ON International Finance B.V.
6.25%, 06/03/2030(b)	GBP	300,000	404,612
6.38%, 06/07/2032	GBP	300,000	407,020
4.75%, 01/31/2034(b)	GBP	200,000	241,597
5.88%, 10/30/2037(b)	GBP	350,000	455,300
6.75%, 01/27/2039(b)	GBP	250,000	350,360
6.13%, 07/06/2039(b)	GBP	350,000	463,995
E.ON SE
3.88%, 01/12/2035(b)	EUR	166,000	185,696
4.13%, 03/25/2044(b)	EUR	100,000	110,728
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	97,337
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	101,949
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)	EUR	200,000	203,204
0.75%, 09/10/2030(b)	EUR	100,000	94,880
1.13%, 11/06/2031(b)	EUR	100,000	94,133
0.75%, 03/11/2033(b)	EUR	100,000	88,519
2.13%, 07/03/2037(b)(d)	EUR	150,000	140,618
Mercedes-Benz International Finance B.V.
3.50%, 05/30/2026(b)	EUR	100,000	109,422
1.38%, 06/26/2026(b)	EUR	100,000	105,874
2.00%, 08/22/2026(b)	EUR	200,000	213,292
0.38%, 11/08/2026(b)	EUR	100,000	103,110
3.25%, 11/15/2030(b)(d)	EUR	150,000	162,335
3.70%, 05/30/2031(b)	EUR	200,000	222,581
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	100,000	110,253
4.00%, 06/02/2035(b)	EUR	200,000	224,434
4.38%, 06/02/2043(b)	EUR	200,000	228,353
RWE AG
2.13%, 05/24/2026(b)	EUR	133,000	142,537
2.75%, 05/24/2030(b)(d)	EUR	100,000	105,926
Siemens Financieringsmaatschappij N.V.
3.38%, 08/24/2031(b)	EUR	100,000	110,971
3.13%, 05/22/2032(b)	EUR	200,000	218,599
3.00%, 09/08/2033(b)	EUR	100,000	107,819
0.50%, 09/05/2034(b)	EUR	200,000	170,340
3.38%, 02/22/2037(b)	EUR	100,000	108,814
	Principal Amount		Value
Germany-(continued)
3.75%, 09/10/2042(b)	GBP	300,000	$315,489
3.63%, 02/22/2044(b)	EUR	200,000	216,619
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	200,000	192,657
Volkswagen Bank GmbH, 4.25%, 01/07/2026(b)	EUR	200,000	219,585
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	230,484
Volkswagen Financial Services Overseas AG
0.13%, 02/12/2027(b)	EUR	150,000	152,106
0.88%, 01/31/2028(b)(d)	EUR	130,000	130,648
Volkswagen International Finance N.V.
3.88%, 03/29/2026(b)	EUR	100,000	109,336
1.88%, 03/30/2027(b)	EUR	300,000	315,130
0.88%, 09/22/2028(b)	EUR	100,000	98,241
1.63%, 01/16/2030(b)(d)	EUR	185,000	182,516
3.25%, 11/18/2030(b)	EUR	100,000	106,220
4.13%, 11/16/2038(b)	EUR	200,000	220,249
Volkswagen Leasing GmbH, 0.38%, 07/20/2026(b)	EUR	200,000	207,232
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	101,333
0.25%, 09/01/2028(b)	EUR	200,000	193,478
0.63%, 12/14/2029(b)	EUR	100,000	94,615
0.75%, 09/01/2032(b)	EUR	200,000	172,915
1.00%, 06/16/2033(b)	EUR	100,000	85,884
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	200,000	199,614
1.82%, 09/25/2031(b)	EUR	100,000	92,947
			13,198,937
Ireland-0.09%
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	100,000	108,382
Italy-4.94%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	110,139
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	125,000	122,024
2.38%, 11/25/2033(b)	EUR	200,000	187,945
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	100,000	102,958
2.00%, 01/15/2030(b)	EUR	200,000	200,496
Enel Finance International N.V.
1.38%, 06/01/2026(b)	EUR	50,000	53,159
3.88%, 03/09/2029(b)	EUR	200,000	224,004
0.88%, 09/28/2034(b)	EUR	170,000	142,878
3.88%, 01/23/2035(b)	EUR	100,000	110,313
0.88%, 06/17/2036(b)	EUR	100,000	79,956
5.75%, 09/14/2040(b)	GBP	550,000	695,129
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	229,714
Eni S.p.A.
1.50%, 02/02/2026(b)	EUR	150,000	160,457
1.25%, 05/18/2026(b)	EUR	100,000	105,863
0.38%, 06/14/2028(b)	EUR	100,000	98,858
3.63%, 01/29/2029(b)	EUR	100,000	111,194
0.63%, 01/23/2030(b)	EUR	100,000	95,434
2.00%, 05/18/2031(b)	EUR	150,000	150,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

	Principal Amount		Value
Italy-(continued)
4.25%, 05/19/2033(b)	EUR	200,000	$226,397
3.88%, 01/15/2034(b)	EUR	100,000	109,905
Intesa Sanpaolo S.p.A.
0.63%, 02/24/2026(b)	EUR	250,000	263,130
4.00%, 05/19/2026(b)	EUR	100,000	110,263
1.00%, 11/19/2026(b)	EUR	202,000	211,096
4.75%, 09/06/2027(b)	EUR	150,000	169,963
0.75%, 03/16/2028(b)	EUR	200,000	201,323
1.75%, 03/20/2028(b)	EUR	150,000	155,958
1.75%, 07/04/2029(b)	EUR	100,000	101,856
4.88%, 05/19/2030(b)	EUR	100,000	116,350
3.63%, 10/16/2030(b)	EUR	100,000	109,743
5.13%, 08/29/2031(b)	EUR	200,000	237,704
6.63%, 05/31/2033(b)	GBP	300,000	406,735
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	100,000	105,092
Snam S.p.A., 3.88%, 02/19/2034(b)	EUR	100,000	109,641
UniCredit S.p.A.
0.33%, 01/19/2026(b)	EUR	150,000	158,071
0.85%, 01/19/2031(b)	EUR	213,000	197,858
4.00%, 03/05/2034(b)	EUR	100,000	110,911
4.20%, 06/11/2034(b)	EUR	150,000	164,961
			6,247,511
Japan-2.73%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	200,000	250,465
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	200,000	260,446
0.69%, 10/07/2030(b)	EUR	100,000	92,799
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR	200,000	187,174
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	653,615
Series 17, 0.28%, 12/20/2027	JPY	100,000,000	647,507
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	636,390
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	212,508
0.63%, 10/23/2029(b)	EUR	125,000	119,581
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	200,000	213,946
1.38%, 07/09/2032	EUR	100,000	93,919
2.00%, 07/09/2040	EUR	100,000	85,305
			3,453,655
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	103,338
Netherlands-3.59%
ABN AMRO Bank N.V.
0.60%, 01/15/2027(b)	EUR	200,000	206,122
4.00%, 01/16/2028(b)	EUR	100,000	111,376
4.38%, 10/20/2028(b)	EUR	200,000	226,341
0.50%, 09/23/2029(b)	EUR	100,000	95,098
4.25%, 02/21/2030(b)	EUR	200,000	226,163
3.88%, 01/15/2032(b)	EUR	100,000	110,447
1.00%, 06/02/2033(b)	EUR	100,000	89,986
1.25%, 01/20/2034(b)	EUR	100,000	89,432
4.50%, 11/21/2034(b)	EUR	100,000	116,622
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	400,000	496,294
	Principal Amount		Value
Netherlands-(continued)
4.00%, 01/10/2030(b)	EUR	200,000	$225,029
1.13%, 05/07/2031(b)	EUR	200,000	189,468
3.82%, 07/26/2034(b)	EUR	100,000	111,226
ING Groep N.V.
3.00%, 02/18/2026(b)	GBP	400,000	500,788
2.00%, 09/20/2028(b)	EUR	200,000	208,066
2.50%, 11/15/2030(b)	EUR	200,000	207,620
Koninklijke KPN N.V.
5.75%, 09/17/2029(b)	GBP	214,000	280,833
3.88%, 02/16/2036(b)	EUR	100,000	110,462
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR	100,000	104,693
0.25%, 09/07/2026(b)	EUR	200,000	206,496
TenneT Holding B.V.
1.63%, 11/17/2026(b)	EUR	200,000	211,328
2.13%, 11/17/2029(b)	EUR	100,000	103,205
4.50%, 10/28/2034(b)	EUR	200,000	233,344
0.88%, 06/16/2035(b)	EUR	100,000	84,514
			4,544,953
New Zealand-0.36%
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	350,000	219,250
Westpac New Zealand Ltd., 4.34%, 09/24/2029	NZD	400,000	235,419
			454,669
Norway-1.50%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	200,000	209,837
1.38%, 05/22/2032(b)	EUR	100,000	95,451
1.63%, 02/17/2035(b)	EUR	100,000	92,005
Norway Government Bond
Series 478, 1.50%, 02/19/2026(b)	NOK	800,000	70,211
Series 479, 1.75%, 02/17/2027(b)	NOK	6,000,000	518,919
Series 480, 2.00%, 04/26/2028(b)	NOK	2,300,000	196,517
Series 481, 1.75%, 09/06/2029(b)	NOK	2,600,000	214,970
Series 482, 1.38%, 08/19/2030(b)	NOK	1,500,000	119,438
Series 483, 1.25%, 09/17/2031(b)	NOK	600,000	46,261
Series 484, 2.13%, 05/18/2032(b)	NOK	700,000	56,749
Series 486, 3.00%, 08/15/2033(b)	NOK	400,000	34,161
Series 487, 3.63%, 04/13/2034(b)	NOK	1,500,000	133,891
SpareBank 1 SR-Bank ASA, 3.75%, 11/23/2027(b)	EUR	100,000	110,661
			1,899,071
Portugal-0.08%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	100,000	102,549
Spain-5.18%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	212,521
3.00%, 03/27/2031(b)	EUR	100,000	106,062
Banco Bilbao Vizcaya Argentaria S.A.
1.00%, 06/21/2026(b)	EUR	100,000	105,296
0.50%, 01/14/2027(b)	EUR	100,000	103,038
3.50%, 02/10/2027(b)	EUR	100,000	109,535
4.38%, 10/14/2029(b)	EUR	200,000	229,863
3.50%, 03/26/2031(b)	EUR	100,000	109,911
3.88%, 01/15/2034(b)	EUR	200,000	223,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

	Principal Amount		Value
Spain-(continued)
Banco Santander S.A.
3.25%, 04/04/2026(b)	EUR	200,000	$217,474
1.50%, 04/14/2026(b)	GBP	200,000	244,258
3.13%, 01/19/2027(b)	EUR	100,000	108,561
1.75%, 02/17/2027(b)	GBP	200,000	238,210
2.13%, 02/08/2028(b)	EUR	200,000	209,405
0.20%, 02/11/2028(b)	EUR	200,000	197,820
3.88%, 04/22/2029(b)	EUR	200,000	221,398
5.13%, 01/25/2030(b)	GBP	200,000	255,858
4.25%, 06/12/2030(b)	EUR	100,000	114,109
1.63%, 10/22/2030(b)	EUR	100,000	96,957
5.38%, 01/17/2031(b)	GBP	200,000	257,590
4.88%, 10/18/2031(b)	EUR	200,000	233,803
1.00%, 11/04/2031(b)	EUR	200,000	186,125
3.75%, 01/09/2034(b)	EUR	200,000	221,260
CaixaBank S.A.
1.38%, 06/19/2026(b)	EUR	200,000	211,843
3.75%, 09/07/2029(b)	EUR	100,000	112,019
4.25%, 09/06/2030(b)	EUR	200,000	228,426
4.38%, 11/29/2033(b)	EUR	100,000	116,261
Cellnex Finance Co. S.A.
2.25%, 04/12/2026(b)	EUR	100,000	107,278
1.00%, 09/15/2027(b)	EUR	100,000	102,394
1.50%, 06/08/2028(b)	EUR	100,000	102,150
2.00%, 02/15/2033(b)	EUR	200,000	190,700
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	100,000	98,700
Iberdrola Finanzas S.A., 1.38%, 03/11/2032(b)	EUR	100,000	95,610
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	100,000	110,835
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	195,000	251,125
1.45%, 01/22/2027(b)	EUR	100,000	105,178
1.20%, 08/21/2027(b)	EUR	200,000	207,558
1.79%, 03/12/2029(b)	EUR	100,000	103,224
0.66%, 02/03/2030(b)	EUR	200,000	192,205
2.59%, 05/25/2031(b)	EUR	100,000	104,344
3.70%, 01/24/2032(b)	EUR	100,000	110,598
			6,553,091
Sweden-2.33%
Skandinaviska Enskilda Banken AB
4.00%, 11/09/2026(b)	EUR	200,000	221,082
0.75%, 08/09/2027(b)	EUR	200,000	204,420
3.75%, 02/07/2028(b)	EUR	200,000	221,217
0.38%, 06/21/2028(b)	EUR	200,000	196,920
0.63%, 11/12/2029(b)	EUR	200,000	191,311
Svenska Handelsbanken AB
1.38%, 02/23/2029(b)	EUR	130,000	131,307
0.50%, 02/18/2030(b)	EUR	200,000	188,883
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	500,000	47,423
Series 1058, 2.50%, 05/12/2025(b)	SEK	4,000,000	373,948
Series 1059, 1.00%, 11/12/2026(b)	SEK	4,500,000	413,676
Series 1060, 0.75%, 05/12/2028(b)	SEK	4,000,000	359,711
Series 1061, 0.75%, 11/12/2029(b)	SEK	500,000	44,101
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	250,000	359,145
			2,953,144
	Principal Amount		Value
Switzerland-2.46%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	100,000	$91,896
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	100,000	110,404
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	200,000	201,241
2.00%, 03/26/2038(b)	EUR	200,000	183,125
Sika Capital B.V., 3.75%, 11/03/2026(b)	EUR	100,000	110,223
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	100,000	110,733
3.63%, 11/29/2036(b)	EUR	100,000	110,255
UBS AG
1.13%, 12/15/2025(b)	GBP	200,000	246,403
0.25%, 01/05/2026(b)	EUR	125,000	131,495
7.75%, 03/10/2026(b)	GBP	200,000	265,496
0.01%, 03/31/2026(b)	EUR	200,000	208,600
1.50%, 04/10/2026(b)	EUR	150,000	159,624
0.25%, 09/01/2028(b)	EUR	220,000	214,930
0.50%, 03/31/2031(b)	EUR	200,000	182,314
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	210,856
0.65%, 09/10/2029(b)	EUR	100,000	95,660
0.88%, 11/03/2031(b)	EUR	200,000	181,637
0.63%, 01/18/2033(b)	EUR	148,000	126,609
0.63%, 02/24/2033(b)	EUR	200,000	171,115
			3,112,616
Taiwan-0.09%
ASML Holding N.V., 3.50%, 12/06/2025(b)	EUR	100,000	109,236
United Kingdom-14.01%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	200,000	251,296
6.25%, 09/12/2044(b)	GBP	200,000	251,243
Annington Funding PLC
3.18%, 07/12/2029(b)	GBP	250,000	286,314
3.69%, 07/12/2034(b)	GBP	200,000	210,414
3.94%, 07/12/2047(b)	GBP	300,000	270,472
B.A.T. International Finance PLC
2.25%, 06/26/2028(b)	GBP	127,000	146,767
2.25%, 01/16/2030(b)	EUR	200,000	205,278
6.00%, 11/24/2034(b)	GBP	175,000	225,122
Barclays PLC
3.00%, 05/08/2026(b)	GBP	200,000	249,231
3.25%, 02/12/2027(b)	GBP	450,000	553,823
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	200,000	182,591
2.92%, 04/05/2054(b)	GBP	200,000	156,563
British Telecommunications PLC
1.75%, 03/10/2026(b)	EUR	200,000	213,422
1.50%, 06/23/2027(b)	EUR	200,000	209,656
3.13%, 11/21/2031(b)	GBP	200,000	223,910
6.38%, 06/23/2037(b)	GBP	150,000	202,086
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	200,000	176,923
2.75%, 09/22/2046(b)	GBP	300,000	231,083
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	100,000	88,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

	Principal Amount		Value
United Kingdom-(continued)
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	$186,585
4.25%, 09/12/2044(b)	GBP	200,000	205,217
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	130,000	110,577
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	200,000	252,261
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	248,139	259,787
Diageo Finance PLC
2.50%, 03/27/2032(b)	EUR	100,000	103,840
2.75%, 06/08/2038(b)	GBP	200,000	194,664
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	100,000	103,414
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035(b)	GBP	300,000	278,214
6.38%, 03/09/2039	GBP	200,000	283,451
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	200,000	264,651
6.45%, 12/10/2031(b)	GBP	300,000	405,284
5.88%, 05/13/2041(b)	GBP	300,000	382,913
4.63%, 10/31/2046(b)	GBP	300,000	321,710
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	150,000	174,818
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	200,000	174,678
HSBC Holdings PLC
3.13%, 06/07/2028	EUR	200,000	216,800
7.00%, 04/07/2038(b)	GBP	300,000	407,127
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	100,000	116,419
1.75%, 03/18/2033(b)	EUR	100,000	90,541
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP	250,000	322,233
4.88%, 06/07/2032(b)	GBP	200,000	240,963
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)	EUR	100,000	107,769
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	300,000	425,650
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	103,919
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	100,000	111,732
3.88%, 01/24/2034(b)	EUR	100,000	110,137
4.25%, 06/17/2035(b)	EUR	100,000	113,195
3.63%, 03/10/2036(b)	GBP	200,000	217,468
2.38%, 07/03/2039(b)	GBP	200,000	175,837
2.13%, 01/18/2042(b)	GBP	200,000	160,812
5.75%, 06/17/2051(b)	GBP	150,000	189,711
5.63%, 01/24/2054(b)	GBP	200,000	248,731
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	225,000	291,493
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	100,000	112,652
Nationwide Building Society, 4.50%, 11/01/2026(b)	EUR	200,000	223,688
	Principal Amount		Value
United Kingdom-(continued)
NatWest Markets PLC, 6.63%, 06/22/2026(b)	GBP	200,000	$263,238
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	200,000	259,850
5.75%, 05/11/2055(b)	GBP	200,000	242,865
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	200,000	203,467
Rolls-Royce PLC, 5.75%, 10/15/2027(b)	GBP	200,000	259,800
Rothesay Life PLC
3.38%, 07/12/2026(b)	GBP	100,000	124,360
7.73%, 05/16/2033(b)	GBP	200,000	273,838
7.02%, 12/10/2034(b)	GBP	200,000	262,454
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	200,000	144,701
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	189,495
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	200,000	246,019
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	150,000	199,425
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	252,276
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	241,736
4.38%, 01/18/2038(b)	GBP	200,000	230,407
SW (Finance) I PLC, 7.38%, 12/12/2041(b)	GBP	400,000	454,130
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	362,178
University of Oxford, 2.54%, 12/08/2117(b)	GBP	350,000	224,145
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	200,000	199,376
3.38%, 08/08/2049(b)	GBP	300,000	254,153
5.13%, 12/02/2052(b)	GBP	200,000	222,943
3.00%, 08/12/2056(b)	GBP	400,000	292,522
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	200,000	93,979
2.52%, 02/07/2118(b)	GBP	300,000	191,889
			17,712,711
United States-3.30%
BG Energy Capital PLC
5.13%, 12/01/2025(b)	GBP	300,000	385,536
5.00%, 11/04/2036(b)	GBP	250,000	314,271
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	200,000	213,522
1.23%, 05/08/2031(b)	EUR	100,000	95,330
2.82%, 04/07/2032(b)	EUR	100,000	104,105
Medtronic Global Holdings S.C.A.
1.63%, 03/07/2031	EUR	100,000	99,167
3.13%, 10/15/2031	EUR	100,000	108,138
0.75%, 10/15/2032	EUR	100,000	90,012
3.38%, 10/15/2034	EUR	100,000	108,454
1.38%, 10/15/2040	EUR	200,000	156,793
1.63%, 10/15/2050	EUR	100,000	70,464
Sanofi S.A., Series 20FX, 1.88%, 03/21/2038(b)	EUR	200,000	186,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

	Principal Amount		Value
United States-(continued)
Shell International Finance B.V.
2.50%, 03/24/2026	EUR	100,000	$108,147
0.50%, 11/08/2031(b)	EUR	100,000	90,342
1.88%, 04/07/2032(b)	EUR	200,000	196,166
1.25%, 11/11/2032(b)	EUR	100,000	92,602
0.88%, 11/08/2039(b)	EUR	100,000	73,442
1.75%, 09/10/2052(b)	GBP	200,000	120,873
Stellantis N.V.
3.88%, 01/05/2026(b)	EUR	100,000	109,148
2.75%, 05/15/2026(b)	EUR	100,000	107,892
0.63%, 03/30/2027(b)	EUR	100,000	102,126
4.50%, 07/07/2028(b)	EUR	100,000	112,210
0.75%, 01/18/2029(b)	EUR	200,000	193,364
4.38%, 03/14/2030(b)	EUR	200,000	222,619
4.25%, 06/16/2031(b)	EUR	200,000	220,744
2.75%, 04/01/2032(b)	EUR	100,000	100,037
1.25%, 06/20/2033(b)	EUR	200,000	172,518
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	200,000	218,944
			4,173,882
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $131,998,130)			124,534,530
	Shares
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $745,439)		745,439	745,439
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.07% (Cost $132,743,569)			125,279,969
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.66%
Invesco Private Government Fund, 4.84%(e)(f)(g)	232,112	$232,112
Invesco Private Prime Fund, 4.99%(e)(f)(g)	603,989	604,170
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $836,293)		836,282
TOTAL INVESTMENTS IN SECURITIES-99.73% (Cost $133,579,862)		126,116,251
OTHER ASSETS LESS LIABILITIES-0.27%		346,358
NET ASSETS-100.00%		$126,462,609

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco International Corporate Bond ETF (PICB)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $96,794,976, which represented 76.54% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at October 31, 2024.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,669	$10,922,372	$(10,228,602)	$-	$-	$745,439	$14,326
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,733	671,862	(476,483)	-	-	232,112	3,376 *
Invesco Private Prime Fund	93,585	1,619,870	(1,109,285)	(14)	14	604,170	9,003 *
Total	$181,987	$13,214,104	$(11,814,370)	$(14)	$14	$1,581,721	$26,705

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Assets and Liabilities

October 31, 2024

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$55,041,420	$1,334,866,212	$138,226,998	$124,534,530
Affiliated investments in securities, at value	158,159	49,618,404	14,449,569	1,581,721
Cash	-	17,654	166,983	-
Foreign currencies, at value	-	131,278	21,305	39,930
Deposits with brokers:
Cash segregated as collateral	-	86,488	-	-
Receivable for:
Dividends and interest	95,338	19,239,098	2,301,291	1,893,514
Securities lending	-	38,604	5,458	381
Investments sold	1,043,632	807,700	2,147,167	2,379,043
Fund shares sold	-	309,730	-	-
Foreign tax reclaims	-	-	-	7,699
Investments matured, at value	-	-	125,586	-
Total assets	56,338,549	1,405,115,168	157,444,357	130,436,818
Liabilities:
Due to broker	-	26,700	-	-
Payable for:
Investments purchased	1,193,624	309,730	4,739,493	3,083,305
Collateral upon return of securities loaned	-	48,431,050	12,144,494	836,293
Collateral upon receipt of securities in-kind	-	86,488	-	-
Fund shares repurchased	-	807,700	-	-
Accrued unitary management fees	3,270	594,429	40,343	54,611
Total liabilities	1,196,894	50,256,097	16,924,330	3,974,209
Net Assets	$55,141,655	$1,354,859,071	$140,520,027	$126,462,609
Net assets consist of:
Shares of beneficial interest	$57,520,201	$2,534,697,885	$182,634,988	$144,193,634
Distributable earnings (loss)	(2,378,546)	(1,179,838,814)	(42,114,961)	(17,731,025)
Net Assets	$55,141,655	$1,354,859,071	$140,520,027	$126,462,609
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,170,001	65,700,000	7,050,000	5,650,000
Net asset value	$25.41	$20.62	$19.93	$22.38
Market price	$25.41	$20.48	$19.92	$22.48
Unaffiliated investments in securities, at cost	$56,148,105	$1,493,068,615	$134,201,692	$131,998,130
Affiliated investments in securities, at cost	$158,159	$49,620,445	$14,449,868	$1,581,732
Foreign currencies, at cost	$-	$129,132	$19,524	$40,119
Investments matured, at cost	$-	$-	$4,229,110	$-
(a)Includes securities on loan with an aggregate value of:	$-	$46,459,329	$11,686,102	$783,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Statements of Operations

For the year ended October 31, 2024

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Investment income:
Unaffiliated interest income	$1,391,543	$101,187,334	$10,703,600	$4,436,271
Unaffiliated dividend income	-	306	236	1,100
Affiliated dividend income	2,617	188,637	45,109	14,326
Securities lending income, net	-	381,525	58,682	786
Foreign withholding tax	-	-	-	(582)
Total investment income	1,394,160	101,757,802	10,807,627	4,451,901
Expenses:
Unitary management fees	43,304	7,284,861	473,301	636,848
Tax expenses	-	-	(1,368)	-
Total expenses	43,304	7,284,861	471,933	636,848
Less: Waivers	(47)	(3,450)	(819)	(255)
Net expenses	43,257	7,281,411	471,114	636,593
Net investment income	1,350,903	94,476,391	10,336,513	3,815,308
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(539,612)	(33,967,084)	(5,189,152)	(1,670,548)
Affiliated investment securities	-	6,791	(152)	14
In-kind redemptions	(428,676)	4,013,274	141,892	147,578
Foreign currencies	-	150	(567)	823
Net realized gain (loss)	(968,288)	(29,946,869)	(5,047,979)	(1,522,133)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,556,761	228,027,746	14,322,888	10,857,339
Affiliated investment securities	-	(2,864)	(406)	(14)
Foreign currencies	-	2,055	1,649	19,850
Change in net unrealized appreciation	3,556,761	228,026,937	14,324,131	10,877,175
Net realized and unrealized gain	2,588,473	198,080,068	9,276,152	9,355,042
Net increase in net assets resulting from operations	$3,939,376	$292,556,459	$19,612,665	$13,170,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Changes in Net Assets

For the years ended October 31, 2024 and 2023

	Invesco 0-5 Yr US TIPS ETF (PBTP)		Invesco Emerging Markets Sovereign Debt ETF (PCY)
	2024	2023	2024	2023
Operations:
Net investment income	$1,350,903	$2,289,939	$94,476,391	$107,478,960
Net realized gain (loss)	(968,288)	(3,324,374)	(29,946,869)	(151,216,714)
Change in net unrealized appreciation	3,556,761	3,642,001	228,026,937	221,762,865
Net increase in net assets resulting from operations	3,939,376	2,607,566	292,556,459	178,025,111
Distributions to Shareholders from:
Distributable earnings	(1,578,803)	(2,729,272)	(95,756,117)	(106,197,876)
Return of capital	-	-	-	-
Total distributions to shareholders	(1,578,803)	(2,729,272)	(95,756,117)	(106,197,876)
Shareholder Transactions:
Proceeds from shares sold	8,157,881	8,165,188	246,901,542	251,632,488
Value of shares repurchased	(24,470,403)	(60,585,301)	(373,074,363)	(468,608,044)
Transaction fees	-	-	-	-
Net increase (decrease) in net assets resulting from share transactions	(16,312,522)	(52,420,113)	(126,172,821)	(216,975,556)
Net increase (decrease) in net assets	(13,951,949)	(52,541,819)	70,627,521	(145,148,321)
Net assets:
Beginning of year	69,093,604	121,635,423	1,284,231,550	1,429,379,871
End of year	$55,141,655	$69,093,604	$1,354,859,071	$1,284,231,550
Changes in Shares Outstanding:
Shares sold	330,000	330,000	12,200,000	13,300,000
Shares repurchased	(980,000)	(2,460,000)	(18,300,000)	(25,000,000)
Shares outstanding, beginning of year	2,820,001	4,950,001	71,800,000	83,500,000
Shares outstanding, end of year	2,170,001	2,820,001	65,700,000	71,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)		Invesco International Corporate Bond ETF (PICB)
2024	2023	2024	2023

$10,336,513	$12,557,612	$3,815,308	$2,649,044
(5,047,979)	(9,429,798)	(1,522,133)	(5,441,321)
14,324,131	6,286,325	10,877,175	9,420,565
19,612,665	9,414,139	13,170,350	6,628,288

(10,312,284)	(12,537,741)	(3,800,844)	(1,278,167)
-	(118,421)	-	(1,282,836)
(10,312,284)	(12,656,162)	(3,800,844)	(2,561,003)

7,922,147	42,370,320	12,262,589	31,217,252
(6,858,552)	(95,776,785)	(11,101,056)	(16,989,753)
-	-	16,710	10,978
1,063,595	(53,406,465)	1,178,243	14,238,477
10,363,976	(56,648,488)	10,547,749	18,305,762

130,156,051	186,804,539	115,914,860	97,609,098
$140,520,027	$130,156,051	$126,462,609	$115,914,860

400,000	2,200,000	550,000	1,450,000
(350,000)	(5,000,000)	(500,000)	(800,000)
7,000,000	9,800,000	5,600,000	4,950,000
7,050,000	7,000,000	5,650,000	5,600,000

29

Financial Highlights

Invesco 0-5 Yr US TIPS ETF (PBTP)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$24.50	$24.57	$26.68	$25.74	$24.89
Net investment income(a)	0.55	0.61	1.58	1.12	0.35
Net realized and unrealized gain (loss) on investments	1.04	0.04	(2.29)	0.53	0.71
Total from investment operations	1.59	0.65	(0.71)	1.65	1.06
Distributions to shareholders from:
Net investment income	(0.68)	(0.71)	(1.39)	(0.69)	(0.21)
Net realized gains	-	(0.01)	(0.01)	(0.02)	-
Total distributions	(0.68)	(0.72)	(1.40)	(0.71)	(0.21)
Net asset value at end of year	$25.41	$24.50	$24.57	$26.68	$25.74
Market price at end of year(b)	$25.41	$24.51	$24.59	$26.70	$25.75
Net Asset Value Total Return(c)	6.57%	2.66%	(2.79)%	6.46%	4.28%
Market Price Total Return(c)	6.53%	2.62%	(2.78)%	6.50%	4.28%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$55,142	$69,094	$121,635	$52,826	$12,870
Ratio to average net assets of:
Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	2.18%	2.47%	6.14%	4.26%	1.40%
Portfolio turnover rate(d)	33%	33%	27%	28%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$17.89	$17.12	$26.76	$26.89	$29.12
Net investment income(a)	1.32	1.30	1.25	1.23	1.28
Net realized and unrealized gain (loss) on investments	2.75	0.76	(9.61)	(0.10)	(2.20)
Total from investment operations	4.07	2.06	(8.36)	1.13	(0.92)
Distributions to shareholders from:
Net investment income	(1.34)	(1.29)	(1.28)	(1.26)	(1.31)
Net asset value at end of year	$20.62	$17.89	$17.12	$26.76	$26.89
Market price at end of year(b)	$20.48	$17.83	$16.88	$26.73	$26.81
Net Asset Value Total Return(c)	23.11%	11.89%	(31.97)%	4.17%	(3.07)%
Market Price Total Return(c)	22.68%	13.12%	(32.83)%	4.38%	(3.38)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,354,859	$1,284,232	$1,429,380	$2,723,916	$2,675,446
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.48%	6.84%	5.73%	4.47%	4.63%
Portfolio turnover rate(d)	30%	32%	40%	41%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$18.59	$19.06	$21.59	$21.58	$22.82
Net investment income(a)	1.50	1.39	0.86	0.96	1.18
Net realized and unrealized gain (loss) on investments	1.34	(0.43)	(2.40)	0.18	(1.20)
Total from investment operations	2.84	0.96	(1.54)	1.14	(0.02)
Distributions to shareholders from:
Net investment income	(1.50)	(1.42)	(0.87)	(0.96)	(1.19)
Return of capital	-	(0.01)	(0.12)	(0.17)	(0.03)
Total distributions	(1.50)	(1.43)	(0.99)	(1.13)	(1.22)
Net asset value at end of year	$19.93	$18.59	$19.06	$21.59	$21.58
Market price at end of year(b)	$19.92	$18.55	$18.96	$21.62	$21.59
Net Asset Value Total Return(c)	15.68%	5.06%	(7.26)%	5.33%	0.02%
Market Price Total Return(c)	15.86%	5.40%	(7.87)%	5.42%	0.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$140,520	$130,156	$186,805	$236,363	$196,355
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.64%	7.22%	4.29%	4.36%	5.39%
Portfolio turnover rate(d)	29%	141%	58%	59%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights—(continued)

Invesco International Corporate Bond ETF (PICB)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$20.70	$19.72	$28.27	$28.10	$26.96
Net investment income(a)	0.67	0.50	0.26	0.29	0.34
Net realized and unrealized gain (loss) on investments	1.68	0.97	(8.39)	0.20	1.13
Total from investment operations	2.35	1.47	(8.13)	0.49	1.47
Distributions to shareholders from:
Net investment income	(0.67)	(0.25)	(0.14)	(0.29)	(0.34)
Net realized gains	-	-	(0.09)	(0.03)	-
Return of capital	-	(0.24)	(0.19)	-	-
Total distributions	(0.67)	(0.49)	(0.42)	(0.32)	(0.34)
Transaction fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value at end of year	$22.38	$20.70	$19.72	$28.27	$28.10
Market price at end of year(c)	$22.48	$20.75	$19.73	$28.31	$28.15
Net Asset Value Total Return(d)	11.39%	7.38%	(29.02)%	1.73%	5.57%
Market Price Total Return(d)	11.61%	7.58%	(29.09)%	1.69%	6.24%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$126,463	$115,915	$97,609	$122,979	$118,025
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.00%	2.36%	1.08%	0.99%	1.27%
Portfolio turnover rate(e)	41%	34%	28%	22%	22%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco 0-5 Yr US TIPS ETF (PBTP)	"0-5 Yr US TIPS ETF"
Invesco Emerging Markets Sovereign Debt ETF (PCY)	"Emerging Markets Sovereign Debt ETF"
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	"Global ex-US High Yield Corporate Bond ETF"
Invesco International Corporate Bond ETF (PICB)	"International Corporate Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
0-5 Yr US TIPS ETF	Cboe BZX Exchange, Inc.
Emerging Markets Sovereign Debt ETF	NYSE Arca, Inc.
Global ex-US High Yield Corporate Bond ETF	NYSE Arca, Inc.
International Corporate Bond ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global ex-US High Yield Corporate Bond ETF	ICE USD Global High Yield Excluding US Issuers Constrained Index
International Corporate Bond ETF	S&P International Corporate Bond Index®
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

33

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair

34

valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Dividends and Distributions to Shareholders - Each Fund (except 0-5 Yr US TIPS ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. 0-5 Yr US TIPS ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax

35

refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Treasury Inflation-Protected Securities - 0-5 Yr US TIPS ETF will invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the

36

borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2024, there were no affiliated securities lending transactions with Invesco.
L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

37

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which Emerging Markets Sovereign Debt ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each

38

Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Inflation-Linked Security Risk. The value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation.  In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Restricted Securities Risk. Certain Funds may invest in restricted securities, including those that may be resold only in accordance with Regulation S under the Securities Act of 1933. Regulation S securities are securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Funds.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies

39

and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
0-5 Yr US TIPS ETF	0.07%
Emerging Markets Sovereign Debt ETF	0.50%
Global ex-US High Yield Corporate Bond ETF	0.35%
International Corporate Bond ETF	0.50%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2024, the Adviser waived fees for each Fund in the following amounts:
0-5 Yr US TIPS ETF	$47
Emerging Markets Sovereign Debt ETF	3,450
Global ex-US High Yield Corporate Bond ETF	819
International Corporate Bond ETF	255
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
0-5 Yr US TIPS ETF	ICE Data Indices, LLC
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global ex-US High Yield Corporate Bond ETF	ICE Data Indices, LLC
International Corporate Bond ETF	S&P Dow Jones Indices LLC

40

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$55,041,420	$-	$55,041,420
Money Market Funds	158,159	-	-	158,159
Total Investments	$158,159	$55,041,420	$-	$55,199,579
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,334,866,212	$-	$1,334,866,212
Money Market Funds	1,189,395	48,429,009	-	49,618,404
Total Investments	$1,189,395	$1,383,295,221	$-	$1,384,484,616
Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$137,816,585	$-	$137,816,585
Common Stocks & Other Equity Interests	-	320,413	-	320,413
Preferred Stocks	-	-	90,000	90,000
Money Market Funds	2,305,374	12,144,195	-	14,449,569
Total Investments in Securities	2,305,374	150,281,193	90,000	152,676,567
Other Investments - Assets
Investments Matured	-	125,586	0	125,586
Total Investments	$2,305,374	$150,406,779	$90,000	$152,802,153
International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$124,534,530	$-	$124,534,530
Money Market Funds	745,439	836,282	-	1,581,721
Total Investments	$745,439	$125,370,812	$-	$126,116,251

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NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:

	2024	2023
	Ordinary Income*	Ordinary Income*	Long-Term Capital Gains	Return of Capital
0-5 Yr US TIPS ETF	$1,578,803	$2,723,908	$5,364	$-
Emerging Markets Sovereign Debt ETF	95,756,117	106,197,876	-	-
Global ex-US High Yield Corporate Bond ETF	10,312,284	12,537,741	-	118,421
International Corporate Bond ETF	3,800,844	1,278,167	-	1,282,836

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
0-5 Yr US TIPS ETF	$57,529	$(1,270,815)	$-	$(1,165,260)	$57,520,201	$55,141,655
Emerging Markets Sovereign Debt ETF	1,219	(161,139,854)	2,146	(1,018,702,325)	2,534,697,885	1,354,859,071
Global ex-US High Yield Corporate Bond ETF	61,430	(111,103)	2,477	(42,067,765)	182,634,988	140,520,027
International Corporate Bond ETF	-	(7,875,006)	(18,341)	(9,837,678)	144,193,634	126,462,609
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2024, as follows:

	No expiration
	Short-Term	Long-Term	Total*
0-5 Yr US TIPS ETF	$142,328	$1,022,932	$1,165,260
Emerging Markets Sovereign Debt ETF	302,905,622	715,796,703	1,018,702,325
Global ex-US High Yield Corporate Bond ETF	9,884,793	32,182,972	42,067,765
International Corporate Bond ETF	3,032,330	6,805,348	9,837,678

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
0-5 Yr US TIPS ETF	$-	$-
Emerging Markets Sovereign Debt ETF	436,795,208	428,866,566
Global ex-US High Yield Corporate Bond ETF	37,592,803	38,192,503
International Corporate Bond ETF	57,032,189	51,099,760
For the fiscal year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
0-5 Yr US TIPS ETF	$6,616,938	$22,646,198
Emerging Markets Sovereign Debt ETF	223,419,289	361,581,074
Global ex-US High Yield Corporate Bond ETF	7,669,992	5,234,199
International Corporate Bond ETF	5,286,887	10,637,286
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

42

As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
0-5 Yr US TIPS ETF	$80,327	$(1,351,142)	$(1,270,815)	$56,470,394
Emerging Markets Sovereign Debt ETF	31,497,331	(192,637,185)	(161,139,854)	1,545,624,470
Global ex-US High Yield Corporate Bond ETF	5,810,457	(5,921,560)	(111,103)	152,913,256
International Corporate Bond ETF	1,986,249	(9,861,255)	(7,875,006)	133,991,257
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, taxable overdistributions and foreign currency transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2024, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
0-5 Yr US TIPS ETF	$-	$569,247	$(569,247)
Emerging Markets Sovereign Debt ETF	150	(2,363,804)	2,363,654
Global ex-US High Yield Corporate Bond ETF	9,640	(151,533)	141,893
International Corporate Bond ETF	(17,608)	182,129	(164,521)
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco 0-5 Yr US TIPS ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global ex-US High Yield Corporate Bond ETF and Invesco International Corporate Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco 0-5 Yr US TIPS ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global ex-US High Yield Corporate Bond ETF and Invesco International Corporate Bond ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

44

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:

	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco 0-5 Yr US TIPS ETF	0%	0%	0%	100%	100%	100%
Invesco Emerging Markets Sovereign Debt ETF	0%	0%	0%	0%	100%	0%
Invesco Global ex-US High Yield Corporate Bond ETF	0%	2%	0%	0%	98%	8%
Invesco International Corporate Bond ETF	0%	0%	0%	0%	100%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

45

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

46

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FI-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2024
EELV	Invesco S&P Emerging Markets Low Volatility ETF
EEMO	Invesco S&P Emerging Markets Momentum ETF
IDLV	Invesco S&P International Developed Low Volatility ETF
IDMO	Invesco S&P International Developed Momentum ETF

2

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Brazil-9.03%
Ambev S.A.	879,186	$1,919,743
Banco do Brasil S.A.	419,000	1,905,812
Banco Santander Brasil S.A., Series CPO	339,100	1,593,353
BB Seguridade Participacoes S.A.	388,200	2,298,184
Caixa Seguridade Participacoes S.A.	633,601	1,576,136
CCR S.A.	793,400	1,678,972
Centrais Eletricas Brasileiras S.A.	219,700	1,441,073
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	105,500	1,678,159
Cia Paranaense de Energia, Class B, Preference Shares	1,031,300	1,747,709
CPFL Energia S.A.	339,000	1,919,072
ENGIE Brasil Energia S.A.	283,700	2,032,397
Equatorial Energia S.A.	320,500	1,778,356
Itau Unibanco Holding S.A., Preference Shares	329,350	1,992,457
Itausa S.A., Preference Shares	1,092,250	2,001,947
Klabin S.A.	511,657	1,843,777
Neoenergia S.A.	522,700	1,724,650
Raia Drogasil S.A.	341,480	1,435,824
Rumo S.A.	421,800	1,450,023
Telefonica Brasil S.A.	198,450	1,804,605
TIM S.A.	533,149	1,527,033
Vale S.A.	178,000	1,908,302
		37,257,584
Chile-2.71%
Banco de Chile	17,346,334	2,020,729
Banco de Credito e Inversiones S.A.	66,911	1,962,587
Banco Santander Chile	40,940,846	2,032,926
Enel Americas S.A.	20,101,455	1,882,754
Enel Chile S.A.	30,849,308	1,637,074
Plaza S.A.	1,018,942	1,663,916
		11,199,986
China-4.26%
Bank of China Ltd., H Shares	4,390,309	2,083,691
China CITIC Bank Corp. Ltd., H Shares	3,077,977	1,918,262
China Construction Bank Corp., H Shares	2,599,278	2,017,577
China Merchants Port Holdings Co. Ltd.	1,147,195	1,886,508
China Minsheng Banking Corp. Ltd., H Shares(a)	4,946,112	1,837,008
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,757,535	2,037,763
Industrial & Commercial Bank of China Ltd., H Shares	3,325,089	1,994,499
Jiangsu Expressway Co. Ltd., H Shares	1,693,394	1,703,934
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	4,200,094	2,119,935
		17,599,177
Colombia-0.42%
Bancolombia S.A., Preference Shares	213,531	1,713,861
Czech Republic-1.05%
CEZ A.S.(a)	54,773	2,118,835
Komercni banka A.S.	64,651	2,230,452
		4,349,287
	Shares	Value
Greece-1.76%
Danaos Corp.	22,338	$1,831,939
Hellenic Telecommunications Organization S.A.	106,527	1,756,865
OPAP S.A.	112,391	1,916,508
Terna Energy S.A.	82,357	1,770,337
		7,275,649
Hungary-1.03%
MOL Hungarian Oil & Gas PLC	356,310	2,467,249
OTP Bank Nyrt.	35,661	1,771,557
		4,238,806
India-1.69%
Dr. Reddy’s Laboratories Ltd., ADR(a)	25,071	1,852,747
ICICI Bank Ltd., ADR(a)	63,174	1,921,121
Infosys Ltd., ADR(a)	76,009	1,589,348
Reliance Industries Ltd., GDR(b)	26,017	1,626,718
		6,989,934
Indonesia-1.44%
PT Bank Central Asia Tbk	2,919,235	1,906,477
PT Indofood Sukses Makmur Tbk	4,933,843	2,387,138
PT Sumber Alfaria Trijaya Tbk	7,746,038	1,638,538
		5,932,153
Kuwait-3.22%
Boubyan Bank K.S.C.P.	1,714,352	3,116,034
Gulf Bank K.S.C.P.	2,016,458	2,060,969
Kuwait Finance House K.S.C.P.	1,430,873	3,358,241
Mobile Telecommunications Co. K.S.C.P.	1,572,843	2,339,100
National Bank of Kuwait S.A.K.P.	879,093	2,433,508
		13,307,852
Malaysia-12.63%
AMMB Holdings Bhd.	1,877,500	2,179,657
CelcomDigi Bhd.	2,036,400	1,579,343
CIMB Group Holdings Bhd.	1,281,500	2,323,782
Genting Bhd.	2,035,400	1,828,507
Genting Malaysia Bhd.	3,830,700	1,954,797
Hong Leong Bank Bhd.	732,300	3,416,409
IHH Healthcare Bhd.	2,632,947	4,357,370
Kuala Lumpur Kepong Bhd.	426,500	2,078,034
Malayan Banking Bhd.	1,642,492	3,933,462
Malaysia Airports Holdings Bhd.	895,400	2,071,392
MISC Bhd.	1,728,500	2,956,668
Nestle Malaysia Bhd.	104,900	2,390,001
Petronas Chemicals Group Bhd.	1,396,500	1,720,002
Press Metal Aluminium Holdings Bhd.	1,578,900	1,699,309
Public Bank Bhd.	2,569,700	2,585,846
QL Resources Bhd.	2,710,200	2,963,327
RHB Bank Bhd.	2,730,300	3,990,899
SD Guthrie Bhd.	1,871,900	1,963,053
Sime Darby Bhd.	3,493,900	1,842,555
Telekom Malaysia Bhd.	1,315,800	1,948,012
Tenaga Nasional Bhd.	733,072	2,345,201
		52,127,626
Mexico-2.63%
America Movil S.A.B. de C.V., Class B	2,499,407	1,972,231
Arca Continental S.A.B. de C.V.	192,767	1,648,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)

October 31, 2024

	Shares	Value
Mexico-(continued)
El Puerto de Liverpool S.A.B. de C.V., Class C-1	299,776	$1,579,974
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(c)	160,144	1,552,444
Grupo Comercial Chedraui S.A. de C.V.	234,400	1,481,203
Grupo Elektra S.A.B. de C.V.(d)	57,135	1,183,421
Wal-Mart de Mexico S.A.B. de C.V., Series V	523,310	1,437,039
		10,854,491
Philippines-0.88%
Bank of the Philippine Islands	751,152	1,845,135
SM Investments Corp.	109,323	1,762,791
		3,607,926
Poland-0.39%
Orange Polska S.A.(a)	823,138	1,601,045
Qatar-3.37%
Commercial Bank P.S.Q.C. (The)	1,526,923	1,782,197
Dukhan Bank	2,076,418	2,102,676
Industries Qatar Q.S.C.	547,890	2,006,078
Mesaieed Petrochemical Holding Co. Q.P.S.C.	3,663,490	1,591,220
Ooredoo Q.P.S.C.	592,090	1,858,256
Qatar Islamic Bank Q.P.S.C.	392,251	2,205,666
Qatar National Bank Q.P.S.C.	498,822	2,374,174
		13,920,267
Romania-0.54%
NEPI Rockcastle N.V.(e)	284,786	2,228,837
Russia-0.00%
X5 Retail Group N.V., GDR(b)(d)(e)	51,546	0
Saudi Arabia-8.72%
Al Rajhi Bank	82,708	1,932,523
Alinma Bank	215,238	1,608,195
Almarai Co. JSC	115,408	1,689,911
Arab National Bank	339,975	1,709,818
Bank Al-Jazira(e)	376,968	1,645,658
Banque Saudi Fransi	182,431	1,510,665
Dallah Healthcare Co.	40,568	1,724,450
Jarir Marketing Co.	764,144	2,686,745
Nahdi Medical Co.	60,183	1,975,186
SABIC Agri-Nutrients Co.	57,863	1,750,084
Sahara International Petrochemical Co.	228,204	1,595,721
Saudi Arabian Oil Co.(b)	490,342	3,522,157
Saudi Aramco Base Oil Co.	48,265	1,502,123
Saudi Basic Industries Corp.	98,292	1,901,465
Saudi Electricity Co.	392,316	1,709,311
Saudi Industrial Investment Group	317,864	1,505,867
Saudi Investment Bank (The)	630,664	2,210,570
Saudi Telecom Co.	165,394	1,856,258
Yanbu National Petrochemical Co., Class A	185,957	1,966,698
		36,003,405
South Africa-2.13%
Aspen Pharmacare Holdings Ltd.(a)	156,208	1,582,437
Bid Corp. Ltd.	69,337	1,630,147
Clicks Group Ltd.	85,230	1,814,223
OUTsurance Group Ltd.	608,117	2,065,465
Standard Bank Group Ltd.	124,944	1,715,305
		8,807,577
	Shares	Value
South Korea-2.91%
Industrial Bank of Korea	178,453	$1,817,658
Kangwon Land, Inc.	139,524	1,799,687
Korean Air Lines Co. Ltd.	109,265	1,886,116
KT&G Corp.	23,684	1,881,320
LG Uplus Corp.	405,788	2,941,048
NH Investment & Securities Co. Ltd.	173,603	1,671,695
		11,997,524
Taiwan-20.65%
Advantech Co. Ltd.	174,000	1,705,212
Asia Cement Corp.	1,638,872	2,381,471
Catcher Technology Co. Ltd.	232,615	1,693,011
Cathay Financial Holding Co. Ltd.	896,198	1,892,722
Chang Hwa Commercial Bank Ltd.	6,355,776	3,492,482
China Steel Corp.	3,956,689	2,767,321
Chunghwa Telecom Co. Ltd.	977,137	3,709,151
CTBC Financial Holding Co. Ltd.	1,602,730	1,776,746
E.Sun Financial Holding Co. Ltd.	2,830,600	2,406,949
Far Eastern New Century Corp.	1,534,000	1,770,122
Far EasTone Telecommunications Co. Ltd.	782,810	2,161,642
First Financial Holding Co. Ltd.	3,537,386	2,978,677
Formosa Chemicals & Fibre Corp.	1,627,271	1,941,311
Formosa Petrochemical Corp.	1,342,831	2,010,752
Formosa Plastics Corp.	1,630,542	2,391,193
Fubon Financial Holding Co. Ltd.	732,304	2,045,661
Hotai Motor Co. Ltd.	91,000	1,831,381
Hua Nan Financial Holdings Co. Ltd.	2,737,146	2,158,367
KGI Financial Holding Co. Ltd.	3,453,768	1,779,638
Mega Financial Holding Co. Ltd.	1,880,012	2,290,601
Nan Ya Plastics Corp.	1,457,930	1,878,436
President Chain Store Corp.	394,000	3,617,643
Shanghai Commercial & Savings Bank Ltd. (The)	1,773,902	2,203,610
SinoPac Financial Holdings Co. Ltd.	2,810,581	1,995,169
Synnex Technology International Corp.	761,021	1,671,561
TA Chen Stainless Pipe	1,953,232	1,967,245
Taichung Commercial Bank Co. Ltd.	4,487,424	2,469,060
Taishin Financial Holding Co. Ltd.	4,402,277	2,339,016
Taiwan Business Bank	4,463,453	2,147,072
Taiwan Cooperative Financial Holding Co. Ltd.	3,875,595	3,030,218
Taiwan Fertilizer Co. Ltd.	1,311,677	2,324,736
Taiwan High Speed Rail Corp.	3,877,000	3,516,293
Taiwan Mobile Co. Ltd.	642,800	2,265,520
TCC Group Holdings Co. Ltd.	2,590,900	2,573,848
Uni-President Enterprises Corp.	852,181	2,386,447
Yuanta Financial Holding Co. Ltd.	1,969,694	1,975,538
Yulon Finance Corp.	389,657	1,687,466
		85,233,288
Thailand-11.88%
Advanced Info Service PCL, NVDR	317,189	2,581,904
Airports of Thailand PCL, NVDR	1,113,982	2,020,098
Bangkok Bank PCL, NVDR	510,323	2,221,030
Bangkok Chain Hospital PCL, NVDR	3,668,505	1,878,563
Bangkok Dusit Medical Services PCL, NVDR	2,277,955	1,856,850
Bangkok Expressway & Metro PCL, NVDR	7,922,971	1,850,289
Bumrungrad Hospital PCL, NVDR	208,138	1,679,805
Central Pattana PCL, NVDR	998,740	1,858,160
CP ALL PCL, NVDR	998,568	1,871,696
Gulf Energy Development PCL, NVDR	1,083,179	2,136,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)

October 31, 2024

	Shares	Value
Thailand-(continued)
Intouch Holdings PCL, NVDR	780,438	$2,474,397
Kasikornbank PCL, NVDR	501,515	2,173,664
Krung Thai Bank PCL, NVDR	3,121,712	1,896,042
Krungthai Card PCL, NVDR	1,263,664	1,784,306
Land & Houses PCL, NVDR	10,179,863	1,750,434
PTT Exploration & Production PCL, NVDR	461,020	1,731,513
PTT Oil & Retail Business PCL, NVDR	3,706,049	1,691,246
PTT PCL, NVDR	2,415,079	2,399,339
SCB X PCL, NVDR	625,712	2,104,323
Siam Cement PCL (The), NVDR	294,195	1,831,439
Thai Beverage PCL(a)	4,615,860	1,842,932
Thai Union Group PCL, NVDR	4,262,645	1,893,989
Tisco Financial Group PCL, NVDR	1,359,729	3,888,040
TMBThanachart Bank PCL, NVDR	30,444,186	1,606,332
		49,022,451
United Arab Emirates-6.44%
Abu Dhabi Commercial Bank PJSC	930,933	2,262,872
Abu Dhabi Islamic Bank PJSC	522,070	1,790,929
Abu Dhabi National Oil Co. for Distribution PJSC	1,957,870	1,921,496
ADNOC Drilling Co. PJSC	1,441,095	1,989,205
ADNOC Gas PLC	2,837,241	2,553,742
ADNOC Logistics & Services	1,254,450	1,980,890
Dubai Electricity and Water Authority PJSC	3,741,156	2,534,713
Dubai Islamic Bank PJSC	1,273,718	2,164,425
Emirates NBD Bank PJSC	333,321	1,722,883
Emirates Telecommunications Group Co. PJSC	383,413	1,850,321
Fertiglobe PLC	2,566,176	1,890,165
First Abu Dhabi Bank PJSC	539,489	1,927,983
Salik Co. PJSC	1,531,533	2,000,354
		26,589,978
Total Common Stocks & Other Equity Interests (Cost $394,214,239)		411,858,704
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(f)(g) (Cost $30,856)	30,856	$30,856
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $394,245,095)		411,889,560
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.28%
Invesco Private Government Fund, 4.84%(f)(g)(h)	4,053,634	4,053,634
Invesco Private Prime Fund, 4.99%(f)(g)(h)	5,362,732	5,364,341
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,418,071)		9,417,975
TOTAL INVESTMENTS IN SECURITIES-102.07% (Cost $403,663,166)		421,307,535
OTHER ASSETS LESS LIABILITIES-(2.07)%		(8,530,608)
NET ASSETS-100.00%		$412,776,927

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $5,148,875, which represented 1.25% of the Fund’s Net Assets.

(c)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Non-income producing security.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,031,198	$(32,000,342)	$-	$-	$30,856	$30,773
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,448,834	56,168,482	(56,563,682)	-	-	4,053,634	169,658 *
Invesco Private Prime Fund	11,443,704	108,079,730	(114,162,669)	(17)	3,593	5,364,341	447,532 *
Total	$15,892,538	$196,279,410	$(202,726,693)	$(17)	$3,593	$9,448,831	$647,963

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P Emerging Markets Momentum ETF (EEMO)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Brazil-3.35%
BRF S.A.(a)	2,660	$12,053
Caixa Seguridade Participacoes S.A.	2,106	5,239
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2,021	32,147
NU Holdings Ltd., Class A(a)	10,573	159,547
Petroleo Brasileiro S.A., Preference Shares	15,254	94,627
		303,613
Chile-0.10%
LATAM Airlines Group S.A.(a)	658,548	8,809
China-1.84%
CGN Power Co. Ltd., H Shares(b)	53,965	19,396
China Shenhua Energy Co. Ltd., H Shares	13,127	56,837
Chongqing Rural Commercial Bank Co. Ltd., H Shares	10,863	5,891
Pop Mart International Group Ltd.(b)	2,466	22,294
Tencent Music Entertainment Group, ADR	3,276	36,462
Yangzijiang Shipbuilding Holdings Ltd.	13,641	26,454
		167,334
Czech Republic-0.11%
Komercni banka A.S.	293	10,108
Egypt-0.28%
Commercial International Bank Egypt S.A.E.	9,180	15,003
Talaat Moustafa Group	8,365	10,101
		25,104
Hungary-0.61%
OTP Bank Nyrt.	1,105	54,894
India-48.26%
ABB India Ltd.	221	19,466
Adani Ports & Special Economic Zone Ltd.	3,582	58,443
Adani Power Ltd.(a)	5,560	39,038
Aurobindo Pharma Ltd.	1,438	23,836
Bajaj Auto Ltd.	491	57,346
Bank of Maharashtra	4,585	2,981
Bharat Electronics Ltd.	24,803	83,725
Bharat Forge Ltd.	1,241	20,772
Bharat Heavy Electricals Ltd.	9,272	26,247
Bharat Petroleum Corp. Ltd.	10,398	38,356
Bharti Airtel Ltd.	16,000	306,248
Bosch Ltd.	60	25,028
Canara Bank	7,574	9,203
Central Bank of India Ltd.(a)	2,554	1,752
CG Power and Industrial Solutions Ltd.	2,779	23,209
Coal India Ltd.	17,063	91,525
Colgate-Palmolive (India) Ltd.	772	28,078
Coromandel International Ltd.	569	11,274
Cummins India Ltd.	785	32,562
Deepak Nitrite Ltd.	277	8,669
Dixon Technologies India Ltd.(b)	277	46,215
DLF Ltd.	2,941	28,589
Eicher Motors Ltd.	593	34,416
Escorts Kubota Ltd.	159	7,064
Federal Bank Ltd.	7,332	17,735
Fertilisers and Chemicals Travancore Ltd. (The)	247	2,525
GAIL (India) Ltd.	14,283	33,843
	Shares	Value
India-(continued)
General Insurance Corp. of India(b)	1,069	$4,669
Gland Pharma Ltd.(b)	290	5,690
GlaxoSmithKline Pharmaceuticals Ltd.	231	7,442
GMR Airports Infrastructure Ltd.(a)	15,990	15,012
Godrej Properties Ltd.(a)	509	17,324
Grasim Industries Ltd.	1,526	48,871
HCL Technologies Ltd.	4,992	104,456
HDFC Asset Management Co. Ltd.(b)	424	21,637
Hero MotoCorp Ltd.	717	42,397
Hindustan Aeronautics Ltd.(b)	1,303	65,569
Hindustan Petroleum Corp. Ltd.	4,787	21,645
Hindustan Zinc Ltd.	1,215	7,972
ICICI Lombard General Insurance Co. Ltd.(b)	979	22,240
IDBI Bank Ltd.	2,013	1,992
Indian Bank	1,079	7,595
Indian Hotels Co. Ltd. (The)	3,793	30,419
Indian Oil Corp. Ltd.	22,252	37,503
Indian Overseas Bank(a)	3,734	2,408
Indian Railway Finance Corp. Ltd.(b)	15,090	27,862
Indus Towers Ltd.(a)	8,387	33,841
Info Edge India Ltd.	278	24,529
Infosys Ltd.	14,891	310,695
InterGlobe Aviation Ltd.(a)(b)	935	44,917
Ipca Laboratories Ltd.	520	9,806
Jindal Stainless Ltd.	1,399	11,201
JSW Energy Ltd.	3,091	24,917
JSW Infrastructure Ltd.	1,329	4,952
KPIT Technologies Ltd.	658	10,860
Larsen & Toubro Ltd.	2,479	106,490
Life Insurance Corp. of India	848	9,269
Linde India Ltd.	72	6,537
Lupin Ltd.	1,633	42,371
Macrotech Developers Ltd.(b)	1,005	14,368
Mahindra & Mahindra Ltd.	5,629	181,774
MakeMyTrip Ltd.(a)(c)	470	47,700
Maruti Suzuki India Ltd.	490	64,314
Max Healthcare Institute Ltd.	2,373	28,645
Mazagon Dock Shipbuilders Ltd.	169	8,164
MRF Ltd.	9	13,090
NHPC Ltd.	14,392	14,091
NMDC Ltd.	6,327	16,616
NTPC Ltd.	27,046	130,810
Oberoi Realty Ltd.	486	11,324
Oil & Natural Gas Corp. Ltd.	21,203	66,868
Oil India Ltd.	4,428	24,814
Oracle Financial Services Software Ltd.	181	23,360
PB Fintech Ltd.(a)	1,553	31,378
Persistent Systems Ltd.	664	42,278
Petronet LNG Ltd.	2,453	9,680
Phoenix Mills Ltd. (The)	970	17,522
Power Finance Corp. Ltd.	9,188	49,360
Power Grid Corp. of India Ltd.	24,286	92,383
Punjab National Bank	10,635	12,353
Rail Vikas Nigam Ltd.(b)	4,643	25,900
REC Ltd.	9,567	59,068
Samvardhana Motherson International Ltd.	16,609	35,586
Shriram Finance Ltd.	1,042	38,687
Siemens Ltd.	440	36,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)

October 31, 2024

	Shares	Value
India-(continued)
Solar Industries India Ltd.	182	$22,071
Sun Pharmaceutical Industries Ltd.	5,564	122,103
Sundaram Finance Ltd.	284	16,231
Suzlon Energy Ltd.(a)	89,100	70,655
Tata Consumer Products Ltd.	2,593	30,849
Tata Motors Ltd.	10,378	102,649
Tata Power Co. Ltd. (The)	8,671	45,198
Tech Mahindra Ltd.	2,412	45,910
Thermax Ltd.	197	11,530
Torrent Pharmaceuticals Ltd.	445	16,915
Torrent Power Ltd.	1,286	27,820
Trent Ltd.	1,500	126,754
TVS Motor Co. Ltd.	1,518	44,933
UCO Bank	2,333	1,275
UltraTech Cement Ltd.	464	60,931
United Spirits Ltd.	1,077	18,532
UNO Minda Ltd.	792	9,225
Varun Beverages Ltd.	7,328	52,093
Vedanta Ltd.	7,124	39,215
Voltas Ltd.	1,419	27,776
Zomato Ltd.(a)	55,098	158,077
Zydus Lifesciences Ltd.	1,667	19,801
		4,378,309
Indonesia-1.49%
PT Adaro Energy Indonesia Tbk	56,690	13,048
PT Amman Mineral Internasional Tbk(a)	101,977	59,433
PT Bank Syariah Indonesia Tbk	16,087	3,096
PT Chandra Asri Petrochemical Tbk	107,343	59,844
		135,421
Malaysia-4.26%
CIMB Group Holdings Bhd.	46,377	84,097
Gamuda Bhd.	18,701	36,305
IJM Corp. Bhd.	20,140	13,811
IOI Properties Group Bhd.	6,924	3,582
Malayan Banking Bhd.	40,931	98,022
Malaysia Airports Holdings Bhd.	5,737	13,272
MISC Bhd.	6,220	10,640
Sunway Bhd.	18,337	18,216
Telekom Malaysia Bhd.	9,561	14,155
Tenaga Nasional Bhd.	19,564	62,588
YTL Corp. Bhd.	38,311	17,126
YTL Power International Bhd.	21,126	14,715
		386,529
Mexico-0.07%
Grupo Comercial Chedraui S.A. de C.V.	961	6,073
Philippines-0.26%
International Container Terminal Services, Inc.	3,406	23,146
Poland-1.19%
Alior Bank S.A.	373	8,140
Bank Polska Kasa Opieki S.A.	622	21,732
Budimex S.A.	45	5,620
InPost S.A.(a)	748	14,564
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,150	43,707
Santander Bank Polska S.A.	129	14,446
		108,209
Romania-0.23%
NEPI Rockcastle N.V.(a)	2,692	21,069
	Shares	Value
Russia-0.00%
Alrosa PJSC(d)	11,439	$0
Gazprom PJSC(a)(d)	43,562	0
Severstal PAO(d)	1,045	0
		0
Saudi Arabia-1.50%
ACWA Power Co.	1,111	135,839
South Africa-0.75%
Capitec Bank Holdings Ltd.	380	68,453
South Korea-6.58%
Alteogen, Inc.(a)	347	93,948
CJ Corp.	59	4,374
Hana Financial Group, Inc.	1,284	55,398
Hanmi Semiconductor Co. Ltd.	201	13,077
Hanwha Aerospace Co. Ltd.	116	30,693
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	177	23,419
HLB, Inc.(a)	459	21,777
Hyundai Motor Co., First Pfd.	97	10,954
Hyundai Motor Co., Second Pfd.	150	17,330
Industrial Bank of Korea	1,134	11,550
KB Financial Group, Inc.	1,676	109,055
Krafton, Inc.(a)	116	27,732
Meritz Financial Group, Inc.	380	28,124
NH Investment & Securities Co. Ltd.	628	6,047
Shinhan Financial Group Co. Ltd.	2,450	91,263
SK Square Co. Ltd.(a)	364	21,982
Woori Financial Group, Inc.	2,719	30,271
		596,994
Taiwan-25.44%
Asia Vital Components Co. Ltd.	1,148	21,992
Cathay Financial Holding Co. Ltd.	39,784	84,022
Chicony Electronics Co. Ltd.	2,296	11,579
Compeq Manufacturing Co. Ltd.	4,207	7,968
CTBC Financial Holding Co. Ltd.	84,453	93,623
Evergreen Marine Corp. Taiwan Ltd.	3,918	24,825
Fubon Financial Holding Co. Ltd.	44,429	124,111
Highwealth Construction Corp.	10,090	12,674
Hon Hai Precision Industry Co. Ltd.	60,483	387,679
Hua Nan Financial Holdings Co. Ltd.	39,167	30,885
International Games System Co. Ltd.	1,830	57,741
Jentech Precision Industrial Co. Ltd.	423	18,996
King Yuan Electronics Co. Ltd.	3,781	14,250
Lotes Co. Ltd.	384	19,530
Makalot Industrial Co. Ltd.	846	9,076
MediaTek, Inc.	7,696	299,591
PharmaEssentia Corp.(a)	1,306	25,541
Powertech Technology, Inc.	2,536	9,875
Radiant Opto-Electronics Corp.	1,859	12,100
SinoPac Financial Holdings Co. Ltd.	69,990	49,684
Taichung Commercial Bank Co. Ltd.	16,069	8,841
Taiwan Business Bank	27,429	13,194
Taiwan Semiconductor Manufacturing Co. Ltd.	28,611	897,226
WPG Holdings Ltd.	7,361	16,725
Yuanta Financial Holding Co. Ltd.	55,824	55,990
		2,307,718
Turkey-2.70%
AG Anadolu Grubu Holding A.S.	937	7,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)

October 31, 2024

	Shares	Value
Turkey-(continued)
Akbank T.A.S.	16,555	$24,456
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,534	8,566
Aselsan Elektronik Sanayi Ve Ticaret A.S.	4,228	7,513
BIM Birlesik Magazalar A.S.	3,656	49,848
Coca-Cola Icecek A.S.	6,853	10,172
Haci Omer Sabanci Holding A.S.	5,901	14,335
KOC Holding A.S.	5,053	24,900
Migros Ticaret A.S.	391	4,642
Otokar Otomotiv ve Savunma Sanayi A.S.	168	2,033
TAV Havalimanlari Holding A.S.(a)	1,166	7,828
Turk Telekomunikasyon A.S.(a)	2,646	3,646
Turkcell Iletisim Hizmetleri A.S.	6,409	15,836
Turkiye Garanti Bankasi A.S.	4,602	14,377
Turkiye Is Bankasi A.S., Class C	51,908	17,831
Turkiye Petrol Rafinerileri A.S.	3,656	15,437
Turkiye Sigorta A.S.	7,838	2,953
Yapi ve Kredi Bankasi A.S.	17,449	12,471
		244,771
United Arab Emirates-0.40%
Aldar Properties PJSC	14,409	29,867
Emaar Development PJSC	2,608	6,579
		36,446
United States-0.26%
JBS S.A.	3,764	23,415
Total Common Stocks & Other Equity Interests (Cost $8,075,806)		9,042,254
	Shares	Value
Money Market Funds-1.38%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $125,162)	125,162	$125,162
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.06% (Cost $8,200,968)		9,167,416
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.53%
Invesco Private Government Fund, 4.84%(e)(f)(g)	13,135	13,135
Invesco Private Prime Fund, 4.99%(e)(f)(g)	34,742	34,752
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,891)		47,887
TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $8,248,859)		9,215,303
OTHER ASSETS LESS LIABILITIES-(1.59)%		(143,807)
NET ASSETS-100.00%		$9,071,496

Investment Abbreviations:
ADR-American Depositary Receipt
Pfd.-Preferred

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $320,757, which represented 3.54% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,499	$1,373,237	$(1,253,574)	$-	$-	$125,162	$4,705
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,924	805,156	(807,945)	-	-	13,135	1,191 *
Invesco Private Prime Fund	41,945	1,685,961	(1,693,164)	(5)	15	34,752	3,071 *
Total	$63,368	$3,864,354	$(3,754,683)	$(5)	$15	$173,049	$8,967

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)

October 31, 2024

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P International Developed Low Volatility ETF (IDLV)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Australia-12.36%
Ampol Ltd.(a)	61,520	$1,124,248
ANZ Group Holdings Ltd.	70,932	1,447,244
APA Group	291,849	1,332,393
ASX Ltd.	28,374	1,208,395
Aurizon Holdings Ltd.	573,187	1,268,979
BHP Group Ltd.	45,246	1,263,685
Coles Group Ltd.	127,411	1,467,960
Commonwealth Bank of Australia	14,967	1,399,434
Computershare Ltd.	62,448	1,079,033
CSL Ltd.	6,553	1,231,652
Endeavour Group Ltd.	346,802	1,065,359
Incitec Pivot Ltd.	592,199	1,167,550
Lottery Corp. Ltd. (The)	389,749	1,273,876
Macquarie Group Ltd.	8,433	1,278,773
Medibank Pvt. Ltd.	469,410	1,103,795
National Australia Bank Ltd.	55,173	1,402,167
Orica Ltd.	115,823	1,315,483
Steadfast Group Ltd.	351,131	1,264,950
Suncorp Group Ltd.	100,334	1,177,681
Telstra Group Ltd.	620,159	1,551,700
Transurban Group	165,837	1,380,602
Washington H Soul Pattinson & Co. Ltd.(a)	58,679	1,286,411
Wesfarmers Ltd.	27,996	1,233,739
Westpac Banking Corp.	60,762	1,278,348
Woolworths Group Ltd.	63,560	1,247,289
		31,850,746
Austria-1.36%
CA Immobilien Anlagen AG(a)	43,993	1,062,206
Erste Group Bank AG	22,167	1,245,155
EVN AG(a)	43,295	1,200,933
		3,508,294
Belgium-2.14%
Ackermans & van Haaren N.V.	7,683	1,557,275
Ageas S.A./N.V.	23,941	1,244,476
Anheuser-Busch InBev S.A./N.V.	19,357	1,155,402
Groupe Bruxelles Lambert N.V.	21,810	1,567,486
		5,524,639
Canada-18.04%
Bank of Montreal	13,582	1,236,260
Bank of Nova Scotia (The)	25,761	1,324,872
BCE, Inc.(a)	40,094	1,291,165
Canadian Imperial Bank of Commerce	20,249	1,265,390
Canadian National Railway Co.	11,714	1,263,460
Canadian Pacific Kansas City Ltd.	13,906	1,071,519
CGI, Inc., Class A(b)	11,308	1,251,226
Choice Properties REIT	109,695	1,115,876
Element Fleet Management Corp.	55,775	1,139,947
Emera, Inc.(a)	33,785	1,274,860
Enbridge, Inc.(a)	37,849	1,527,047
FirstService Corp.	6,740	1,246,509
Fortis, Inc.	35,088	1,516,087
George Weston Ltd.	7,552	1,196,499
Great-West Lifeco, Inc.	44,482	1,490,870
Hydro One Ltd.(c)	43,614	1,402,644
iA Financial Corp., Inc.	15,194	1,236,491
	Shares	Value
Canada-(continued)
IGM Financial, Inc.	41,906	$1,257,526
Intact Financial Corp.	7,406	1,412,716
Loblaw Cos. Ltd.	10,956	1,383,618
Manulife Financial Corp.	42,772	1,247,919
Metro, Inc.	22,497	1,334,536
National Bank of Canada	13,937	1,327,762
Pembina Pipeline Corp.(a)	46,352	1,936,945
Power Corp. of Canada	42,212	1,332,724
Rogers Communications, Inc., Class B	32,720	1,187,023
Royal Bank of Canada	12,745	1,539,604
Sun Life Financial, Inc.	25,801	1,428,916
TC Energy Corp.	30,691	1,425,840
TELUS Corp.	81,938	1,293,773
Thomson Reuters Corp.	8,113	1,326,471
TMX Group Ltd.	42,795	1,335,166
Toromont Industries Ltd.	15,108	1,333,107
Toronto-Dominion Bank (The)	22,845	1,261,437
WSP Global, Inc.	7,104	1,268,318
		46,484,123
China-0.48%
Wilmar International Ltd.	514,528	1,244,606
Denmark-0.53%
Tryg A/S	57,940	1,362,064
Finland-1.52%
Elisa OYJ	25,236	1,198,914
Nordea Bank Abp	110,288	1,285,313
Sampo OYJ	32,219	1,423,628
		3,907,855
France-7.90%
Air Liquide S.A.	7,192	1,285,665
AXA S.A.	33,979	1,273,420
Bollore SE	203,572	1,267,482
Cie Generale des Etablissements Michelin S.C.A.	34,088	1,149,088
Credit Agricole S.A.	76,331	1,167,207
Danone S.A.	23,855	1,701,512
ENGIE S.A.	79,154	1,324,667
EssilorLuxottica S.A.	5,495	1,285,001
L’Oreal S.A.	2,907	1,086,448
Orange S.A.(a)	133,297	1,460,888
Publicis Groupe S.A.	11,577	1,228,202
Safran S.A.	5,635	1,271,246
Sodexo S.A.	14,890	1,289,994
TotalEnergies SE	18,935	1,179,960
Veolia Environnement S.A.	36,601	1,159,096
Vinci S.A.	10,926	1,218,209
		20,348,085
Germany-4.75%
Allianz SE	4,812	1,511,869
Beiersdorf AG	11,223	1,510,848
Deutsche Boerse AG	6,595	1,530,064
Deutsche Telekom AG	60,067	1,814,192
E.ON SE	85,169	1,147,938
Henkel AG & Co. KGaA, Preference Shares(a)	16,110	1,391,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)

October 31, 2024

	Shares	Value
Germany-(continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,355	$1,202,164
Siemens Healthineers AG(c)	20,948	1,090,944
Symrise AG	8,632	1,036,470
		12,236,330
Hong Kong-1.39%
Cathay Pacific Airways Ltd.(a)	1,180,808	1,230,262
CLP Holdings Ltd.	131,641	1,118,400
HKT Trust & HKT Ltd.	985,144	1,224,080
		3,572,742
Ireland-0.45%
Kerry Group PLC, Class A	11,688	1,161,051
Israel-0.43%
Check Point Software Technologies Ltd.(b)	6,400	1,108,544
Italy-4.53%
Assicurazioni Generali S.p.A.	54,727	1,518,038
Banca Mediolanum S.p.A.	101,884	1,258,747
Enel S.p.A.	171,697	1,299,229
Eni S.p.A.	85,802	1,305,232
Infrastrutture Wireless Italiane S.p.A.(a)(c)	109,850	1,234,328
Mediobanca Banca di Credito Finanziario S.p.A.	70,703	1,164,430
Poste Italiane S.p.A.(c)	92,740	1,302,841
Snam S.p.A.	263,517	1,263,934
Terna S.p.A.	152,831	1,321,396
		11,668,175
Japan-8.53%
Advance Residence Investment Corp.	540	1,084,786
AEON Co. Ltd.(a)	42,757	1,049,803
ANA Holdings, Inc.(a)	60,098	1,187,559
Daito Trust Construction Co. Ltd.	9,382	1,039,673
Daiwa House REIT Investment Corp.	811	1,235,733
GLP J-Reit	1,249	1,099,563
Japan Metropolitan Fund Investment Corp.	1,815	1,112,890
Japan Real Estate Investment Corp.	314	1,142,006
KDDI Corp.	37,147	1,165,195
Kirin Holdings Co. Ltd.(a)	88,038	1,299,258
McDonald’s Holdings Co. (Japan) Ltd.(a)	27,873	1,182,075
MEIJI Holdings Co. Ltd.	44,450	1,035,926
Nippon Building Fund, Inc.(a)	1,396	1,195,982
Nippon Telegraph & Telephone Corp.	1,226,192	1,188,961
Nomura Real Estate Master Fund, Inc.	1,088	1,028,538
ORIX JREIT, Inc.	1,254	1,294,956
SoftBank Corp.	981,290	1,242,033
Takeda Pharmaceutical Co. Ltd.	39,115	1,094,938
United Urban Investment Corp.	1,436	1,288,700
		21,968,575
Netherlands-2.76%
EXOR N.V.	12,770	1,347,557
Heineken N.V.(a)	13,268	1,087,533
Koninklijke Ahold Delhaize N.V.	38,305	1,260,467
Koninklijke KPN N.V.(a)	495,276	1,931,945
Wolters Kluwer N.V.	8,833	1,483,504
		7,111,006
New Zealand-1.30%
Auckland International Airport Ltd.	272,392	1,183,433
	Shares	Value
New Zealand-(continued)
Contact Energy Ltd.(a)	238,449	$1,219,032
Spark New Zealand Ltd.	552,630	957,093
		3,359,558
Norway-2.49%
DNB Bank ASA	61,126	1,259,050
Gjensidige Forsikring ASA	69,767	1,255,507
Mowi ASA	69,822	1,196,679
Storebrand ASA	121,241	1,375,041
Telenor ASA	109,379	1,339,671
		6,425,948
Singapore-5.35%
CapitaLand Ascendas REIT	547,232	1,112,748
CapitaLand Integrated Commercial Trust	712,700	1,088,256
DBS Group Holdings Ltd.	51,703	1,510,952
Keppel Ltd.	264,443	1,279,337
Mapletree Industrial Trust	692,825	1,256,921
Oversea-Chinese Banking Corp. Ltd.	142,468	1,635,867
Singapore Exchange Ltd.	196,298	1,684,165
Singapore Technologies Engineering Ltd.	411,716	1,412,949
Singapore Telecommunications Ltd.	480,527	1,136,934
United Overseas Bank Ltd.	68,537	1,666,150
		13,784,279
Spain-2.89%
Aena SME S.A.(c)	5,634	1,241,661
Endesa S.A.	52,046	1,119,058
Iberdrola S.A.	95,510	1,414,857
Industria de Diseno Textil S.A.(a)	21,449	1,217,864
Repsol S.A.	89,629	1,114,151
Telefonica S.A.(a)	288,128	1,349,447
		7,457,038
Sweden-3.48%
Alfa Laval AB	26,855	1,179,356
Assa Abloy AB, Class B(a)	40,542	1,261,343
Essity AB, Class B	43,904	1,234,230
Holmen AB, Class B	29,991	1,177,772
Industrivarden AB, Class C(a)	42,279	1,446,172
Investor AB, Class B	50,206	1,414,442
L E Lundbergforetagen AB, Class B(a)	25,623	1,260,789
		8,974,104
Switzerland-4.63%
Chocoladefabriken Lindt & Spruengli AG, PC	91	1,070,279
EMS-Chemie Holding AG	1,643	1,262,604
Givaudan S.A.	225	1,066,063
Nestle S.A.	13,601	1,283,184
Novartis AG	11,942	1,295,431
Schindler Holding AG, PC	5,052	1,468,802
Swiss Life Holding AG	1,584	1,290,355
Swisscom AG(a)	2,512	1,528,058
Zurich Insurance Group AG	2,820	1,665,845
		11,930,621
United Kingdom-9.50%
Aviva PLC	195,500	1,138,843
BAE Systems PLC	70,620	1,134,908
Bunzl PLC	28,422	1,246,771
Coca-Cola Europacific Partners PLC	16,475	1,252,100
Compass Group PLC	44,572	1,441,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)

October 31, 2024

	Shares	Value
United Kingdom-(continued)
Haleon PLC	256,393	$1,227,549
Imperial Brands PLC	43,176	1,297,252
Informa PLC	123,465	1,283,514
InterContinental Hotels Group PLC	11,580	1,274,697
Intertek Group PLC	18,557	1,108,912
London Stock Exchange Group PLC	13,083	1,768,641
M&G PLC	437,430	1,090,741
Pearson PLC	106,688	1,562,979
RELX PLC	32,515	1,488,185
Shell PLC	39,988	1,325,623
Smiths Group PLC	60,964	1,198,406
SSE PLC	45,230	1,024,021
Tesco PLC	278,326	1,224,495
Unilever PLC	23,062	1,402,430
		24,491,264
United States-2.70%
BP PLC	218,515	1,058,138
Ferrovial SE	29,532	1,182,426
GSK PLC	53,152	951,564
Holcim AG(b)	12,726	1,252,143
Roche Holding AG	3,648	1,130,218
Waste Connections, Inc.	7,873	1,390,137
		6,964,626
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $251,093,221)		256,444,273
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.06%
Invesco Private Government Fund, 4.84%(d)(e)(f)	5,055,427	$5,055,427
Invesco Private Prime Fund, 4.99%(d)(e)(f)	13,126,271	13,130,209
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,186,502)		18,185,636
TOTAL INVESTMENTS IN SECURITIES-106.57% (Cost $269,279,723)		274,629,909
OTHER ASSETS LESS LIABILITIES-(6.57)%		(16,936,250)
NET ASSETS-100.00%		$257,693,659

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $6,272,418, which represented 2.43% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,014,768	$(12,014,768)	$-	$-	$-	$12,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)

October 31, 2024

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,336,181	$112,252,593	$(116,533,347)	$-	$-	$5,055,427	$616,399 *
Invesco Private Prime Fund	24,014,475	233,378,975	(244,276,005)	(1,085)	13,849	13,130,209	1,651,942 *
Total	$33,350,656	$357,646,336	$(372,824,120)	$(1,085)	$13,849	$18,185,636	$2,280,374

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P International Developed Momentum ETF (IDMO)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Australia-9.56%
Aristocrat Leisure Ltd.	23,302	$938,968
CAR Group Ltd.	15,258	377,573
Cochlear Ltd.	2,719	504,399
Commonwealth Bank of Australia	81,682	7,637,372
Goodman Group	101,275	2,430,520
JB Hi-Fi Ltd.(a)	5,865	315,125
National Australia Bank Ltd.(a)	175,951	4,471,620
Pro Medicus Ltd.	3,385	431,972
Reece Ltd.(a)	7,972	119,106
Seven Group Holdings Ltd.	8,509	232,522
Suncorp Group Ltd.	46,404	544,672
Wesfarmers Ltd.	69,282	3,053,148
Westpac Banking Corp.	177,829	3,741,275
Yancoal Australia Ltd.	17,500	74,736
		24,873,008
Austria-0.50%
BAWAG Group AG(b)(c)	4,343	334,764
Erste Group Bank AG	17,414	978,172
		1,312,936
Belgium-0.64%
UCB S.A.	8,691	1,668,177
Cameroon-0.05%
Golar LNG Ltd.(a)	3,931	142,538
Canada-9.89%
Agnico Eagle Mines Ltd.	21,813	1,880,617
Brookfield Asset Management Ltd., Class A	13,442	712,336
Brookfield Corp.	56,052	2,968,772
Canadian Imperial Bank of Commerce	34,477	2,154,519
Constellation Software, Inc.	1,049	3,159,936
Descartes Systems Group, Inc. (The)(c)	3,163	328,224
Dollarama, Inc.	13,266	1,378,895
Fairfax Financial Holdings Ltd.	1,016	1,261,117
George Weston Ltd.	2,559	405,434
Imperial Oil Ltd.	6,349	473,232
Intact Financial Corp.	6,976	1,330,692
Loblaw Cos. Ltd.	8,260	1,043,144
Manulife Financial Corp.	89,454	2,609,917
Pembina Pipeline Corp.	33,099	1,383,132
South Bow Corp.(c)	1	15
Stantec, Inc.	4,281	346,853
Suncor Energy, Inc.(a)	44,842	1,690,804
TC Energy Corp.	45,528	2,115,136
TMX Group Ltd.	15,074	470,295
		25,713,070
Denmark-6.36%
Danske Bank A/S	25,787	758,977
Novo Nordisk A/S, Class B	141,986	15,771,514
		16,530,491
Finland-0.17%
Wartsila OYJ Abp	23,485	446,444
France-4.26%
Cie Generale des Etablissements Michelin S.C.A.	25,408	856,490
	Shares	Value
France-(continued)
Credit Agricole S.A.	38,608	$590,370
Publicis Groupe S.A.	9,549	1,013,051
Safran S.A.	13,841	3,122,505
Schneider Electric SE	20,259	5,217,024
Sodexo S.A.	3,137	271,774
		11,071,214
Germany-10.59%
Allianz SE	14,682	4,612,899
Deutsche Bank AG	72,466	1,229,183
Deutsche Telekom AG	150,768	4,553,617
Heidelberg Materials AG	4,561	501,107
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	5,863	2,992,903
Rheinmetall AG	2,661	1,367,035
SAP SE	52,682	12,285,326
		27,542,070
Ireland-0.30%
AerCap Holdings N.V.	8,269	773,565
Israel-0.91%
Camtek Ltd.	1,465	115,879
Cellebrite DI Ltd.(c)	3,362	61,020
Check Point Software Technologies Ltd.(c)	3,727	645,554
Nova Ltd.(c)	1,121	210,362
Plus500 Ltd.	4,133	124,444
Teva Pharmaceutical Industries Ltd., ADR(c)	65,317	1,204,446
		2,361,705
Italy-4.46%
Assicurazioni Generali S.p.A.	48,839	1,354,715
Banca Mediolanum S.p.A.	9,654	119,272
Intesa Sanpaolo S.p.A.	876,722	3,747,291
Leonardo S.p.A.	21,770	519,253
Mediobanca Banca di Credito Finanziario S.p.A.	26,358	434,098
Poste Italiane S.p.A.(b)	16,884	237,192
Prysmian S.p.A.	17,584	1,237,419
UniCredit S.p.A.	89,434	3,949,788
		11,599,028
Japan-25.67%
ASICS Corp.	40,898	728,687
Canon Marketing Japan, Inc.	1,539	46,617
Canon, Inc.(a)	31,050	1,020,018
Chiba Bank Ltd. (The)	25,378	188,263
Chugai Pharmaceutical Co. Ltd.	26,338	1,269,135
Concordia Financial Group Ltd.	45,729	230,048
Cosmo Energy Holdings Co. Ltd.	4,106	204,754
Dai-ichi Life Holdings, Inc.	43,980	1,115,633
Daiwa Securities Group, Inc.	64,135	428,198
Disco Corp.	3,707	1,082,227
Ebara Corp.	14,992	231,339
ENEOS Holdings, Inc.	121,893	621,288
Fujitsu Ltd.	63,703	1,239,140
Hikari Tsushin, Inc.	737	150,472
Hitachi Ltd.	233,044	6,003,379
Idemitsu Kosan Co. Ltd.	43,351	297,971
Isetan Mitsukoshi Holdings Ltd.(a)	20,142	306,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
ITOCHU Corp.	48,629	$2,443,182
Japan Exchange Group, Inc.	38,554	459,383
Japan Post Bank Co. Ltd.	48,336	435,365
Japan Post Holdings Co. Ltd.	104,122	968,934
Japan Tobacco, Inc.(a)	68,875	1,935,689
Kawasaki Kisen Kaisha Ltd.	22,675	316,401
Konami Group Corp.	3,621	334,941
Kyushu Electric Power Co., Inc.	18,939	213,044
Kyushu Railway Co.	5,898	155,383
Mitsubishi Estate Co. Ltd.	46,689	701,446
Mitsubishi Heavy Industries Ltd.	248,165	3,572,794
Mitsubishi UFJ Financial Group, Inc.	537,220	5,743,396
Mitsui Fudosan Co. Ltd.	121,610	1,058,624
Mizuho Financial Group, Inc.	96,732	2,039,739
MS&AD Insurance Group Holdings, Inc.	81,206	1,833,366
NEC Corp.	14,667	1,274,366
Nippon Sanso Holdings Corp.	6,848	241,776
Niterra Co. Ltd.	7,051	203,210
Nomura Holdings, Inc.	132,729	696,386
NS Solutions Corp.	4,545	115,471
Obayashi Corp.	25,218	312,980
ORIX Corp.	41,109	882,498
Osaka Gas Co. Ltd.	17,907	385,825
Otsuka Holdings Co. Ltd.	23,712	1,443,346
Recruit Holdings Co. Ltd.	72,833	4,558,129
Resonac Holdings Corp.(a)	6,695	163,634
Ryohin Keikaku Co. Ltd.	10,929	180,231
Santen Pharmaceutical Co. Ltd.	14,383	172,700
Sanwa Holdings Corp.	12,470	321,400
SBI Holdings, Inc.	8,873	197,993
SCREEN Holdings Co. Ltd.	3,376	222,296
Seibu Holdings, Inc.(a)	13,563	304,605
Sekisui House Ltd.	24,629	600,830
Shin-Etsu Chemical Co. Ltd.	69,387	2,621,514
SoftBank Corp.	1,242,194	1,572,263
Sompo Holdings, Inc.(a)	50,387	1,099,533
Sumitomo Forestry Co. Ltd.(a)	10,453	408,307
Sumitomo Mitsui Financial Group, Inc.	209,637	4,504,460
Sumitomo Mitsui Trust Holdings, Inc.	25,922	574,853
TBS Holdings, Inc.	1,244	31,083
TDK Corp.	111,572	1,349,558
Tokio Marine Holdings, Inc.	114,795	4,196,150
Tokyo Tatemono Co. Ltd.(a)	6,885	113,970
Toyo Suisan Kaisha Ltd.	4,633	274,710
Yamazaki Baking Co. Ltd.	7,480	152,816
ZOZO, Inc.(a)	6,532	213,166
		66,765,888
Netherlands-1.65%
ING Groep N.V.	126,530	2,153,097
Wolters Kluwer N.V.	12,660	2,126,249
		4,279,346
Norway-0.65%
Frontline PLC	6,266	120,373
Kongsberg Gruppen ASA	6,426	667,045
SalMar ASA	2,883	145,844
Schibsted ASA, Class A	3,344	112,291
Schibsted ASA, Class B	4,891	151,824
	Shares	Value
Norway-(continued)
Storebrand ASA	16,329	$185,193
Telenor ASA	24,724	302,819
		1,685,389
Portugal-0.13%
Galp Energia SGPS S.A.	19,513	331,958
Singapore-0.92%
DBS Group Holdings Ltd.	78,882	2,305,222
Hafnia Ltd.	15,708	91,140
		2,396,362
Spain-2.14%
Banco Bilbao Vizcaya Argentaria S.A.(a)	206,135	2,047,684
CaixaBank S.A.(a)	202,958	1,231,709
Industria de Diseno Textil S.A.(a)	40,195	2,282,254
		5,561,647
Sweden-4.86%
AAK AB	9,188	261,900
Addtech AB, Class B	12,474	344,374
Assa Abloy AB, Class B	37,149	1,155,780
Industrivarden AB, Class A	5,084	174,281
Investment AB Latour, Class B	5,697	156,214
Investor AB, Class B	106,606	3,003,386
Lifco AB, Class B	9,454	280,084
Saab AB, Class B(a)	15,577	318,963
Skandinaviska Enskilda Banken AB, Class A	69,885	982,631
Spotify Technology S.A.(c)	9,930	3,824,043
Swedish Orphan Biovitrum AB, Class B(c)	8,095	251,927
Tele2 AB, Class B	27,869	290,800
Telefonaktiebolaget LM Ericsson, Class B	123,366	1,025,893
Telia Co. AB(a)	108,848	314,946
Trelleborg AB, Class B	8,085	267,181
		12,652,403
Switzerland-5.57%
ABB Ltd.	69,627	3,856,983
Givaudan S.A.	410	1,942,604
Sandoz Group AG	20,356	926,343
Swiss Life Holding AG	1,051	856,163
UBS Group AG(c)	120,705	3,704,766
Zurich Insurance Group AG	5,408	3,194,641
		14,481,500
United Kingdom-8.37%
3i Group PLC	54,656	2,228,918
Admiral Group PLC	9,505	313,324
Aviva PLC	126,232	735,338
BAE Systems PLC	133,920	2,152,180
Barclays PLC	648,193	1,979,206
InterContinental Hotels Group PLC	6,490	714,403
Lloyds Banking Group PLC	2,463,185	1,691,069
NatWest Group PLC	302,276	1,428,961
RELX PLC	105,769	4,840,960
Rolls-Royce Holdings PLC(c)	624,990	4,302,041
Subsea 7 S.A.	10,747	163,976
Tesco PLC	279,493	1,229,629
		21,780,005
United States-2.11%
ARM Holdings PLC, ADR(a)(c)	4,841	684,033
CyberArk Software Ltd.(c)	1,503	415,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)

October 31, 2024

	Shares	Value
United States-(continued)
Holcim AG(c)	25,455	$2,504,581
Waste Connections, Inc.	10,730	1,894,598
		5,498,822
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $246,424,797)		259,467,566
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.27%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,796,768	3,796,768
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(d)(e)(f)	9,910,620	$9,913,593
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,710,451)		13,710,361
TOTAL INVESTMENTS IN SECURITIES-105.03% (Cost $260,135,248)		273,177,927
OTHER ASSETS LESS LIABILITIES-(5.03)%		(13,082,468)
NET ASSETS-100.00%		$260,095,459

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $571,956, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,884,014	$(11,884,014)	$-	$-	$-	$10,996
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,058,661	29,654,914	(26,916,807)	-	-	3,796,768	125,742 *
Invesco Private Prime Fund	2,722,975	59,045,201	(51,853,792)	(151)	(640)	9,913,593	333,953 *
Total	$3,781,636	$100,584,129	$(90,654,613)	$(151)	$(640)	$13,710,361	$470,691

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities

October 31, 2024

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Assets:
Unaffiliated investments in securities, at value(a)	$411,858,704	$9,042,254	$256,444,273	$259,467,566
Affiliated investments in securities, at value	9,448,831	173,049	18,185,636	13,710,361
Due from broker	26,540	-	533	-
Foreign currencies, at value	490,728	10,727	11,402	37,271
Receivable for:
Dividends	505,068	17,874	626,423	716,985
Securities lending	2,886	7	7,799	3,540
Investments sold	-	-	81	2,047
Foreign tax reclaims	-	-	875,265	77,636
Total assets	422,332,757	9,243,911	276,151,412	274,015,406
Liabilities:
Due to custodian	-	-	194,201	151,193
Due to broker	-	-	-	433
Payable for:
Investments purchased	44	6,425	-	-
Collateral upon return of securities loaned	9,418,071	47,891	18,186,502	13,710,451
Expenses recaptured	24,359	488	13,203	110
Accrued unitary management fees	104,460	2,289	63,847	57,760
Accrued tax expenses	-	115,322	-	-
Other payables	8,896	-	-	-
Total liabilities	9,555,830	172,415	18,457,753	13,919,947
Net Assets	$412,776,927	$9,071,496	$257,693,659	$260,095,459
Net assets consist of:
Shares of beneficial interest	$550,888,140	$10,526,353	$491,519,408	$251,400,961
Distributable earnings (loss)	(138,111,213)	(1,454,857)	(233,825,749)	8,694,498
Net Assets	$412,776,927	$9,071,496	$257,693,659	$260,095,459
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,600,000	550,000	8,900,000	6,350,000
Net asset value	$24.87	$16.49	$28.95	$40.96
Market price	$24.92	$16.61	$28.94	$40.94
Unaffiliated investments in securities, at cost	$394,214,239	$8,075,806	$251,093,221	$246,424,797
Affiliated investments in securities, at cost	$9,448,927	$173,053	$18,186,502	$13,710,451
Foreign currencies, at cost	$481,740	$10,705	$14,316	$37,385
(a)Includes securities on loan with an aggregate value of:	$8,795,023	$46,989	$17,156,133	$12,938,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Operations

For the year ended October 31, 2024

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Investment income:
Unaffiliated dividend income	$21,958,660	$224,494	$15,721,970	$4,433,856
Affiliated dividend income	30,773	4,705	12,033	10,996
Securities lending income, net	74,035	148	238,886	32,526
Foreign withholding tax	(2,203,640)	(31,152)	(1,554,291)	(460,040)
Total investment income	19,859,828	198,195	14,418,598	4,017,338
Expenses:
Unitary management fees	1,597,283	20,933	1,106,269	450,149
Less: Waivers	(578)	(84)	(214)	(195)
Net expenses	1,596,705	20,849	1,106,055	449,954
Net investment income	18,263,123	177,346	13,312,543	3,567,384
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	26,629,305	206,469 (a)	(1,271,102)	(474,463)
Affiliated investment securities	3,593	15	13,849	(640)
In-kind redemptions	(853,481)	-	19,511,467	11,634,654
Foreign currencies	(249,752)	(12,912)	(67,132)	(77,034)
Net realized gain	25,529,665	193,572	18,187,082	11,082,517
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	55,576,266	1,071,297 (b)	47,271,407	14,190,768
Affiliated investment securities	(17)	(5)	(1,085)	(151)
Foreign currencies	29,770	(427)	52,883	(37,355)
Change in net unrealized appreciation	55,606,019	1,070,865	47,323,205	14,153,262
Net realized and unrealized gain	81,135,684	1,264,437	65,510,287	25,235,779
Net increase in net assets resulting from operations	$99,398,807	$1,441,783	$78,822,830	$28,803,163

(a)	Net of foreign taxes of $95,782.
(b)	Net of foreign taxes of $100,677.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Changes in Net Assets

For the years ended October 31, 2024 and 2023

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)		Invesco S&P Emerging Markets Momentum ETF (EEMO)
	2024	2023	2024	2023
Operations:
Net investment income	$18,263,123	$29,262,803	$177,346	$205,124
Net realized gain (loss)	25,529,665	9,140,650	193,572	(293,921)
Change in net unrealized appreciation (depreciation)	55,606,019	42,743,735	1,070,865	(64,940)
Net increase (decrease) in net assets resulting from operations	99,398,807	81,147,188	1,441,783	(153,737)
Distributions to Shareholders from:
Distributable earnings	(24,879,054)	(25,734,498)	(84,802)	(234,874)
Return of capital	-	-	(129,583)	-
Total distributions to shareholders	(24,879,054)	(25,734,498)	(214,385)	(234,874)
Shareholder Transactions:
Proceeds from shares sold	-	159,947,585	3,288,256	-
Value of shares repurchased	(357,587,780)	(425,129,689)	-	-
Transaction fees	452,468	764,961	2,571	-
Net increase (decrease) in net assets resulting from share transactions	(357,135,312)	(264,417,143)	3,290,827	-
Net increase (decrease) in net assets	(282,615,559)	(209,004,453)	4,518,225	(388,611)
Net assets:
Beginning of year	695,392,486	904,396,939	4,553,271	4,941,882
End of year	$412,776,927	$695,392,486	$9,071,496	$4,553,271
Changes in Shares Outstanding:
Shares sold	-	7,000,000	200,000	-
Shares repurchased	(14,900,000)	(17,950,000)	-	-
Shares outstanding, beginning of year	31,500,000	42,450,000	350,000	350,000
Shares outstanding, end of year	16,600,000	31,500,000	550,000	350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
2024	2023	2024	2023

$13,312,543	$18,834,768	$3,567,384	$1,261,366
18,187,082	(13,931,147)	11,082,517	772,210
47,323,205	22,728,707	14,153,262	(870,624)
78,822,830	27,632,328	28,803,163	1,162,952

(14,829,662)	(19,375,414)	(4,437,254)	(1,219,860)
-	-	-	-
(14,829,662)	(19,375,414)	(4,437,254)	(1,219,860)

-	150,677,569	222,533,951	56,800,297
(343,262,093)	(53,131,341)	(52,242,648)	-
-	-	-	-
(343,262,093)	97,546,228	170,291,303	56,800,297
(279,268,925)	105,803,142	194,657,212	56,743,389

536,962,584	431,159,442	65,438,247	8,694,858
$257,693,659	$536,962,584	$260,095,459	$65,438,247

-	5,650,000	5,550,000	1,750,000
(12,100,000)	(1,950,000)	(1,250,000)	-
21,000,000	17,300,000	2,050,000	300,000
8,900,000	21,000,000	6,350,000	2,050,000

21

Financial Highlights

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$22.08	$21.30	$25.05	$19.94	$23.23
Net investment income(a)	0.80	0.80	1.05	0.74	0.72
Net realized and unrealized gain (loss) on investments	3.02	0.70	(3.69)	5.03	(3.33)
Total from investment operations	3.82	1.50	(2.64)	5.77	(2.61)
Distributions to shareholders from:
Net investment income	(1.05)	(0.74)	(1.17)	(0.67)	(0.72)
Transaction fees(a)	0.02	0.02	0.06	0.01	0.04
Net asset value at end of year	$24.87	$22.08	$21.30	$25.05	$19.94
Market price at end of year(b)	$24.92	$22.00	$21.40	$25.08	$19.82
Net Asset Value Total Return(c)	17.61%	7.01%	(10.68)%	29.21%	(10.92)%
Market Price Total Return(c)	18.28%	6.13%	(10.40)%	30.16%	(11.03)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$412,777	$695,392	$904,397	$360,698	$269,207
Ratio to average net assets of:
Expenses, after Waivers	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29%	0.29%	0.29%	0.29%	0.38%
Net investment income	3.32%	3.44%	4.42%	3.13%	3.42%
Portfolio turnover rate(d)	78%	71%	136%	92%	114%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights—(continued)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$13.01	$14.12	$17.90	$16.49	$16.97
Net investment income(a)	0.40	0.59	0.43 (b)	0.27 (c)	0.32
Net realized and unrealized gain (loss) on investments	3.51	(1.03)	(3.78)	1.32	(0.46)
Total from investment operations	3.91	(0.44)	(3.35)	1.59	(0.14)
Distributions to shareholders from:
Net investment income	(0.17)	(0.67)	(0.44)	(0.19)	(0.34)
Return of capital	(0.27)	-	-	-	-
Total distributions	(0.44)	(0.67)	(0.44)	(0.19)	(0.34)
Transaction fees(a)	0.01	-	0.01	0.01	0.00 (d)
Net asset value at end of year	$16.49	$13.01	$14.12	$17.90	$16.49
Market price at end of year(e)	$16.61	$13.03	$14.07	$17.72	$16.51
Net Asset Value Total Return(f)	30.19%	(3.27)%	(18.82)%	9.66%	0.20%
Market Price Total Return(f)	30.92%	(2.76)%	(18.28)%	8.44%	0.59%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$9,071	$4,553	$4,942	$6,263	$5,770
Ratio to average net assets of:
Expenses, after Waivers	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29%	0.29%	0.29%	0.29%	0.37%
Net investment income	2.46%	4.23%	2.64%(b)	1.43%(c)	2.10%
Portfolio turnover rate(g)	104%	115%	114%	166%	172%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.32 and 1.98%, respectively.

(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 1.14%, respectively.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights—(continued)

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$25.57	$24.92	$31.63	$27.37	$34.58
Net investment income(a)	0.85	0.94	0.98	0.83	0.83
Net realized and unrealized gain (loss) on investments	3.49	0.70	(6.32)	4.17	(6.40)
Total from investment operations	4.34	1.64	(5.34)	5.00	(5.57)
Distributions to shareholders from:
Net investment income	(0.96)	(0.99)	(1.37)	(0.74)	(1.64)
Net asset value at end of year	$28.95	$25.57	$24.92	$31.63	$27.37
Market price at end of year(b)	$28.94	$25.75	$24.92	$31.69	$27.43
Net Asset Value Total Return(c)	17.10%	6.42%	(17.33)%	18.34%	(16.49)%
Market Price Total Return(c)	16.24%	7.17%	(17.50)%	18.31%	(16.28)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$257,694	$536,963	$431,159	$700,694	$774,564
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.25%	0.25%	0.25%	0.25%	0.30%
Net investment income	3.01%	3.47%	3.29%	2.69%	2.77%
Portfolio turnover rate(d)	73%	67%	78%	81%	99%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P International Developed Momentum ETF (IDMO)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$31.92	$28.98	$37.11	$28.96	$26.85
Net investment income(a)	0.80	1.13	0.97	0.50	0.04
Net realized and unrealized gain (loss) on investments	9.18	2.87 (b)	(7.84)	8.25	2.58
Total from investment operations	9.98	4.00	(6.87)	8.75	2.62
Distributions to shareholders from:
Net investment income	(0.94)	(1.06)	(1.26)	(0.60)	(0.51)
Net asset value at end of year	$40.96	$31.92	$28.98	$37.11	$28.96
Market price at end of year(c)	$40.94	$32.41	$29.21	$37.16	$28.92
Net Asset Value Total Return(d)	31.34%	13.82%	(18.73)%	30.43%	10.14%
Market Price Total Return(d)	29.28%	14.62%	(18.21)%	30.80%	10.24%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$260,095	$65,438	$8,695	$16,701	$298,237
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.25%	0.25%	0.25%	0.25%	0.26%
Net investment income	1.98%	3.47%	2.93%	1.42%	0.13%
Portfolio turnover rate(e)	115%	131%	106%	29%	15%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P Emerging Markets Low Volatility ETF (EELV)	"S&P Emerging Markets Low Volatility ETF"
Invesco S&P Emerging Markets Momentum ETF (EEMO)	"S&P Emerging Markets Momentum ETF"
Invesco S&P International Developed Low Volatility ETF (IDLV)	"S&P International Developed Low Volatility ETF"
Invesco S&P International Developed Momentum ETF (IDMO)	"S&P International Developed Momentum ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index
S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index
S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index
S&P International Developed Momentum ETF	S&P World Ex-U.S. Momentum Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

25

assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in

26

the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing

27

agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees

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paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:

Amount
S&P Emerging Markets Low Volatility ETF	$623
S&P Emerging Markets Momentum ETF	6
S&P International Developed Low Volatility ETF	50
S&P International Developed Momentum ETF	21

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

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Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would

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not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds may invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
S&P Emerging Markets Low Volatility ETF	0.29%
S&P Emerging Markets Momentum ETF	0.29%
S&P International Developed Low Volatility ETF	0.25%
S&P International Developed Momentum ETF	0.25%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2024, the Adviser waived fees for each Fund in the following amounts:
S&P Emerging Markets Low Volatility ETF	$578
S&P Emerging Markets Momentum ETF	84
S&P International Developed Low Volatility ETF	214
S&P International Developed Momentum ETF	195
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

32

For the fiscal year ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P Emerging Markets Low Volatility ETF	$4,289
S&P Emerging Markets Momentum ETF	134
S&P International Developed Low Volatility ETF	16,611
S&P International Developed Momentum ETF	5,449
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,222,557	$326,452,726	$1,183,421	$411,858,704
Money Market Funds	30,856	9,417,975	-	9,448,831
Total Investments	$84,253,413	$335,870,701	$1,183,421	$421,307,535
S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$599,340	$8,442,914	$0	$9,042,254
Money Market Funds	125,162	47,887	-	173,049
Total Investments	$724,502	$8,490,801	$0	$9,215,303
S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$256,444,273	$-	$-	$256,444,273
Money Market Funds	-	18,185,636	-	18,185,636
Total Investments	$256,444,273	$18,185,636	$-	$274,629,909
S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$259,467,566	$-	$-	$259,467,566
Money Market Funds	-	13,710,361	-	13,710,361
Total Investments	$259,467,566	$13,710,361	$-	$273,177,927

33

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:

	2024		2023
	Ordinary Income*	Return of Capital	Ordinary Income*
S&P Emerging Markets Low Volatility ETF	$24,879,054	$-	$25,734,498
S&P Emerging Markets Momentum ETF	84,802	129,583	234,874
S&P International Developed Low Volatility ETF	14,829,662	-	19,375,414
S&P International Developed Momentum ETF	4,437,254	-	1,219,860

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P Emerging Markets Low Volatility ETF	$5,030,926	$7,356,785	$(4,018)	$(150,494,906)	$550,888,140	$412,776,927
S&P Emerging Markets Momentum ETF	-	950,300	(116,008)	(2,289,149)	10,526,353	9,071,496
S&P International Developed Low Volatility ETF	552,774	4,387,068	708	(238,766,299)	491,519,408	257,693,659
S&P International Developed Momentum ETF	-	11,830,233	(41,275)	(3,094,460)	251,400,961	260,095,459
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2024, as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P Emerging Markets Low Volatility ETF	$107,618,054	$42,876,852	$150,494,906
S&P Emerging Markets Momentum ETF	2,289,149	-	2,289,149
S&P International Developed Low Volatility ETF	127,552,776	111,213,523	238,766,299
S&P International Developed Momentum ETF	3,094,460	-	3,094,460

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P Emerging Markets Low Volatility ETF	$425,735,208	$697,492,290
S&P Emerging Markets Momentum ETF	9,830,822	7,422,696
S&P International Developed Low Volatility ETF	323,024,424	328,443,985
S&P International Developed Momentum ETF	209,480,621	206,301,537
For the fiscal year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
S&P Emerging Markets Low Volatility ETF	$-	$91,832,690
S&P Emerging Markets Momentum ETF	617,364	-
S&P International Developed Low Volatility ETF	-	339,210,840
S&P International Developed Momentum ETF	217,109,263	51,555,089
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

34

As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P Emerging Markets Low Volatility ETF	$44,639,540	$(37,282,755)	$7,356,785	$413,950,750
S&P Emerging Markets Momentum ETF	1,421,000	(470,700)	950,300	8,265,003
S&P International Developed Low Volatility ETF	20,960,041	(16,572,973)	4,387,068	270,242,841
S&P International Developed Momentum ETF	18,817,112	(6,986,879)	11,830,233	261,347,694
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, passive foreign investment companies and foreign currency transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2024, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P Emerging Markets Low Volatility ETF	$4,275,056	$(3,121,572)	$(1,153,484)
S&P Emerging Markets Momentum ETF	(106,579)	106,629	(50)
S&P International Developed Low Volatility ETF	279,727	(18,320,800)	18,041,073
S&P International Developed Momentum ETF	418,562	(11,831,437)	11,412,875
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

36

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:

	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco S&P Emerging Markets Low Volatility ETF	0%	36%	0%	0%	0%	0%
Invesco S&P Emerging Markets Momentum ETF	0%	50%	0%	0%	2%	4%
Invesco S&P International Developed Low Volatility ETF	0%	51%	0%	0%	0%	0%
Invesco S&P International Developed Momentum ETF	0%	65%	0%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:

	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco S&P Emerging Markets Low Volatility ETF	$0.1245	$1.2924
Invesco S&P Emerging Markets Momentum ETF	0.2284	0.3986
Invesco S&P International Developed Low Volatility ETF	0.0840	1.7604
Invesco S&P International Developed Momentum ETF	0.0551	0.6966

37

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

38

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLV-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2024
CQQQ	Invesco China Technology ETF
PIZ	Invesco Dorsey Wright Developed Markets Momentum ETF
PIE	Invesco Dorsey Wright Emerging Markets Momentum ETF
PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
PXH	Invesco FTSE RAFI Emerging Markets ETF
PBD	Invesco Global Clean Energy ETF
PIO	Invesco Global Water ETF
IPKW	Invesco International BuyBack AchieversTM ETF
KLMT	Invesco MSCI Global Climate 500 ETF
CUT	Invesco MSCI Global Timber ETF
GBLD	Invesco MSCI Green Building ETF
CGW	Invesco S&P Global Water Index ETF
IDHQ	Invesco S&P International Developed Quality ETF

2

Invesco China Technology ETF (CQQQ)

October 31, 2024

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Broadline Retail-7.66%
PDD Holdings, Inc., ADR (China)(b)	487,434	$58,779,666
Capital Markets-0.80%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	213,000	6,143,170
Electrical Equipment-0.91%
China XD Electric Co. Ltd., A Shares (China)	2,030,201	2,356,699
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	418,118	1,307,360
Sieyuan Electric Co. Ltd., A Shares (China)	306,420	3,290,727
		6,954,786
Electronic Equipment, Instruments & Components-13.46%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	328,156	1,727,475
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	82,086	482,462
BOE Technology Group Co. Ltd., A Shares (China)	14,638,374	9,607,765
BOE Technology Group Co. Ltd., B Shares (China)	3,920,380	1,512,129
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	759,090	3,964,104
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	219,559	1,462,488
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	4,515,400	1,601,563
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	277,760	1,406,128
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	644,300	1,348,672
Huagong Tech Co. Ltd., A Shares (China)	398,300	2,197,340
IRICO Display Devices Co. Ltd. (China)(b)	1,421,200	1,521,948
Kingboard Laminates Holdings Ltd. (China)	5,906,409	5,132,335
Lens Technology Co. Ltd., A Shares (China)	1,973,700	6,231,022
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,001,800	748,137
Lingyi iTech Guangdong Co., A Shares (China)	2,775,700	3,498,662
Maxscend Microelectronics Co. Ltd., A Shares (China)	188,746	2,529,996
Raytron Technology Co. Ltd., A Shares (China)	177,371	1,260,123
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	74,726	1,985,287
Shengyi Technology Co. Ltd., A Shares (China)	933,719	2,689,132
Shennan Circuits Co. Ltd., A Shares (China)	73,364	1,075,535
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	535,480	1,346,003
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	384,675	2,083,881
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	618,117	2,044,173
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	361,520	1,307,763
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Sunny Optical Technology Group Co. Ltd. (China)	3,677,068	$23,918,395
TCL Technology Group Corp., A Shares (China)	7,437,710	5,543,048
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	914,152	1,175,595
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)(c)	2,101,000	11,192
Unisplendour Corp. Ltd., A Shares (China)	525,958	1,930,575
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	330,200	689,129
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	757,310	4,296,799
Xiamen Faratronic Co. Ltd., A Shares (China)	89,200	1,421,721
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	550,670	1,765,998
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	1,304,800	3,009,536
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	157,800	741,088
		103,267,199
Entertainment-2.15%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	275,000	570,122
Kingsoft Corp. Ltd. (China)	4,623,333	15,932,535
		16,502,657
Hotels, Restaurants & Leisure-11.11%
Meituan, B Shares (China)(b)(d)	3,296,943	77,904,986
TravelSky Technology Ltd., H Shares (China)	5,276,463	7,395,131
		85,300,117
Interactive Media & Services-26.46%
Autohome, Inc., ADR (China)	340,173	9,558,861
Baidu, Inc., A Shares (China)(b)	3,844,174	43,863,524
Bilibili, Inc., Z Shares (China)(b)	1,604,255	35,443,116
JOYY, Inc., ADR (China)(b)(e)	163,695	5,573,815
Kuaishou Technology (China)(b)(d)	7,086,622	41,759,911
Tencent Holdings Ltd. (China)	1,202,215	62,683,633
Visual China Group Co. Ltd., A Shares (China)	217,100	451,331
Weibo Corp., ADR (China)(e)	414,433	3,750,619
		203,084,810
IT Services-2.85%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	711,900	1,083,318
China TransInfo Technology Co. Ltd., A Shares (China)	402,271	579,782
DHC Software Co. Ltd., A Shares (China)	1,269,500	1,305,206
Digital China Information Service Co. Ltd., A Shares (China)	234,600	404,267
GDS Holdings Ltd., A Shares (China)(b)	4,457,446	12,020,956
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	377,400	3,590,089
Taiji Computer Corp. Ltd., A Shares (China)	246,873	926,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco China Technology ETF (CQQQ)—(continued)

October 31, 2024

	Shares	Value
IT Services-(continued)
Wangsu Science & Technology Co. Ltd., A Shares (China)	966,645	$1,307,697
Wonders Information Co. Ltd., A Shares (China)(b)	571,700	640,460
		21,858,260
Media-1.31%
China Literature Ltd. (China)(b)(d)(e)	2,268,853	8,191,547
NanJi E-Commerce Co. Ltd., A Shares (China)	972,268	442,671
People.cn Co. Ltd., A Shares (China)	437,900	1,402,693
		10,036,911
Semiconductors & Semiconductor Equipment-18.70%
3Peak, Inc., A Shares (China)(b)	52,715	822,700
ACM Research (Shanghai), Inc., A Shares (China)	93,600	1,403,373
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	245,649	6,635,167
All Winner Technology Co. Ltd., A Shares (China)	214,453	1,197,842
Amlogic Shanghai Co. Ltd., A Shares (China)	165,615	1,618,940
ASR Microelectronics Co. Ltd., A Shares (China)(b)	165,600	943,784
Bestechnic (Shanghai) Co. Ltd. (China)	47,600	1,476,511
Cambricon Technologies Corp. Ltd. (China)(b)	165,000	10,508,253
China Resources Microelectronics Ltd., A Shares (China)	383,473	2,713,030
GalaxyCore, Inc., A Shares (China)	1,030,000	2,230,090
GigaDevice Semiconductor, Inc., A Shares (China)(b)	264,164	3,333,762
Goke Microelectronics Co. Ltd., A Shares (China)	86,000	862,256
Guobo Electronics Co. Ltd., A Shares (China)	236,058	1,793,586
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	248,202	1,530,997
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)	267,984	996,961
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)(b)	659,100	2,866,368
Hoyuan Green Energy Co. Ltd., A Shares (China)	243,235	813,941
Hua Hong Semiconductor Ltd. (China)(d)(e)	3,351,989	9,374,807
Hwatsing Technology Co. Ltd., A Shares (China)	75,043	2,029,722
Hygon Information Technology Co. Ltd., A Shares (China)	920,584	16,602,786
Ingenic Semiconductor Co. Ltd., A Shares (China)	154,100	1,576,838
JCET Group Co. Ltd., A Shares (China)	708,600	3,952,838
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	191,650	823,764
Loongson Technology Corp. Ltd., A Shares (China)(b)	158,821	3,073,886
Montage Technology Co. Ltd., A Shares (China)	451,889	4,340,564
National Silicon Industry Group Co. Ltd., A Shares (China)	1,088,000	3,425,486
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
NAURA Technology Group Co. Ltd., A Shares (China)	210,057	$11,563,154
Nexchip Semiconductor Corp., A Shares (China)(b)	496,683	1,422,194
Piotech, Inc., A Shares (China)	86,111	1,946,117
Rockchip Electronics Co. Ltd., A Shares (China)	60,208	745,792
Sanan Optoelectronics Co. Ltd., A Shares (China)	1,975,900	3,808,698
SG Micro Corp., A Shares (China)	185,120	2,318,461
Shanghai Awinic Technology Co. Ltd., A Shares (China)	91,800	890,796
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	113,817	702,996
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(e)	1,606,892	3,421,800
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	181,400	2,285,270
Shenzhen SC New Energy Technology Corp., A Shares (China)	123,118	1,292,068
SICC Co. Ltd., A Shares (China)(b)	170,000	1,411,327
StarPower Semiconductor Ltd., A Shares (China)	84,580	1,143,174
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	45,400	805,238
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,269,200	2,439,554
TongFu Microelectronics Co. Ltd., A Shares (China)	600,700	2,267,935
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	336,459	3,153,666
United Nova Technology Co. Ltd., A Shares (China)(b)	1,555,681	1,052,319
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)	145,800	698,891
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	198,000	1,162,426
Will Semiconductor Co. Ltd., A Shares (China)	481,549	7,244,127
Wuxi Autowell Technology Co. Ltd., A Shares (China)	95,087	722,145
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	215,045	1,438,372
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	518,700	2,625,312
		143,510,084
Software-11.86%
360 Security Technology, Inc., A Shares (China)	2,830,000	3,846,021
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	286,500	1,195,712
Beijing Kingsoft Office Software, Inc., A Shares (China)	183,036	6,617,293
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	451,100	634,166
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,081,025	1,176,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)—(continued)

October 31, 2024

	Shares	Value
Software-(continued)
China National Software & Service Co. Ltd., A Shares (China)(b)	336,630	$2,148,388
Empyrean Technology Co. Ltd., A Shares (China)	103,885	1,458,939
Hundsun Technologies, Inc., A Shares (China)	750,025	2,821,067
Iflytek Co. Ltd., A Shares (China)	917,150	5,907,500
Kingdee International Software Group Co. Ltd. (China)(b)	16,332,664	17,097,279
Longshine Technology Group Co. Ltd., A Shares (China)	429,867	745,133
Neusoft Corp., A Shares (China)	480,600	751,824
Newland Digital Technology Co. Ltd., A Shares (China)	408,800	1,095,197
Qi An Xin Technology Group, Inc. (China)(b)	271,400	1,211,520
Sangfor Technologies, Inc., A Shares (China)	58,914	547,409
SenseTime Group, Inc., B Shares (China)(b)(d)(e)	136,369,255	27,259,468
Shanghai Baosight Software Co. Ltd., A Shares (China)	525,120	1,983,785
Shanghai Baosight Software Co. Ltd., B Shares (China)	4,040,279	6,115,439
Shanghai Stonehill Technology Co. Ltd., A Shares (China)	2,267,400	984,348
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	279,700	2,294,487
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	374,300	779,769
Sinosoft Co. Ltd., A Shares (China)	117,548	366,978
Thunder Software Technology Co. Ltd., A Shares (China)	162,787	1,325,578
Topsec Technologies Group, Inc., A Shares (China)	467,400	517,869
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	1,354,004	2,162,250
		91,043,944
Technology Hardware, Storage & Peripherals-2.16%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	1,277,646	2,842,538
GRG Banking Equipment Co. Ltd., A Shares (China)	983,600	1,700,153
IEIT Systems Co. Ltd., A Shares (China)	583,158	3,812,772
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Legend Holdings Corp., H Shares (China)(b)(d)(e)	2,919,202	$2,864,025
Ninestar Corp., A Shares (China)(b)	561,050	2,218,987
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)	123,300	1,518,786
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	1,327,000	1,588,791
		16,546,052
Textiles, Apparel & Luxury Goods-0.43%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	633,000	3,274,929
Trading Companies & Distributors-0.14%
Beijing United Information Technology Co. Ltd., A Shares (China)	286,179	1,064,914
Total Common Stocks & Other Equity Interests (Cost $686,833,109)		767,367,499

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(f)(g) (Cost $319,705)	319,705	319,705
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $687,152,814)		767,687,204
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.86%
Invesco Private Government Fund, 4.84%(f)(g)(h)	8,211,483	8,211,483
Invesco Private Prime Fund, 4.99%(f)(g)(h)	21,397,659	21,404,078
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,617,236)		29,615,561
TOTAL INVESTMENTS IN SECURITIES-103.90% (Cost $716,770,050)		797,302,765
OTHER ASSETS LESS LIABILITIES-(3.90)%		(29,957,277)
NET ASSETS-100.00%		$767,345,488

Investment Abbreviations:
ADR	-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $167,354,744, which represented 21.81% of the Fund’s Net Assets.

(e)	All or a portion of this security was out on loan at October 31, 2024.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$117,251,125	$(116,931,420)	$-	$-	$319,705	$54,947
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,228,670	202,285,644	(201,302,831)	-	-	8,211,483	641,772 *
Invesco Private Prime Fund	18,593,579	395,483,843	(392,684,008)	(1,613)	12,277	21,404,078	1,723,966 *
Total	$25,822,249	$715,020,612	$(710,918,259)	$(1,613)	$12,277	$29,935,266	$2,420,685

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
China	100.00%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Australia-6.91%
CAR Group Ltd.	28,860	$714,167
Macquarie Group Ltd.	5,848	886,785
Pro Medicus Ltd.	13,478	1,719,977
REA Group Ltd.(a)	25,220	3,748,516
Wesfarmers Ltd.	17,336	763,970
WiseTech Global Ltd.	20,347	1,576,352
		9,409,767
Belgium-0.67%
D’Ieteren Group(a)	4,220	909,417
Canada-19.19%
Bombardier, Inc., Class B(b)	32,002	2,351,336
Capital Power Corp.	21,047	852,630
CCL Industries, Inc., Class B	32,264	1,879,897
Constellation Software, Inc.	1,293	3,894,945
Descartes Systems Group, Inc. (The)(b)	34,422	3,571,966
Dollarama, Inc.	29,093	3,023,986
Element Fleet Management Corp.	56,187	1,148,368
Fairfax Financial Holdings Ltd.	637	790,681
Keyera Corp.	23,902	733,204
Loblaw Cos. Ltd.	5,883	742,956
Royal Bank of Canada(a)	20,155	2,434,736
Stantec, Inc.	9,160	742,157
TFI International, Inc.	8,730	1,166,944
Thomson Reuters Corp.	4,760	778,257
TMX Group Ltd.	27,509	858,256
WSP Global, Inc.	6,550	1,169,410
		26,139,729
China-0.77%
Yangzijiang Shipbuilding Holdings Ltd.	534,800	1,042,999
Denmark-3.25%
Novo Nordisk A/S, Class B	28,712	3,189,270
Ringkjoebing Landbobank A/S	7,577	1,245,196
		4,434,466
France-3.18%
EssilorLuxottica S.A.	9,637	2,253,605
Publicis Groupe S.A.	6,686	709,316
Schneider Electric SE	2,868	738,557
SPIE S.A.	17,439	628,186
		4,329,664
Germany-5.85%
Allianz SE	2,433	764,418
Deutsche Boerse AG	3,181	738,003
Hannover Rueck SE	4,547	1,192,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,765	900,985
Rheinmetall AG	2,716	1,395,291
SAP SE	4,743	1,106,057
Siemens Energy AG, Class A(b)	23,029	938,304
Symrise AG	7,742	929,605
		7,964,817
	Shares	Value
Greece-1.32%
National Bank of Greece S.A.	131,577	$1,025,639
Piraeus Financial Holdings S.A.	205,942	768,672
		1,794,311
Ireland-1.15%
AIB Group PLC	147,682	784,660
Bank of Ireland Group PLC	85,393	784,487
		1,569,147
Israel-2.04%
Mizrahi Tefahot Bank Ltd.	67,193	2,776,882
Italy-3.85%
Banco BPM S.p.A.	138,434	931,203
BPER Banca S.p.A.(a)	146,277	889,312
Leonardo S.p.A.	32,947	785,843
Prysmian S.p.A.	10,540	741,720
UniCredit S.p.A.	22,132	977,444
Unipol Gruppo S.p.A.	74,080	919,258
		5,244,780
Japan-8.55%
ASICS Corp.	67,242	1,198,062
Chugai Pharmaceutical Co. Ltd.	16,200	780,620
Cosmo Energy Holdings Co. Ltd.	13,500	673,205
Fujikura Ltd.	65,324	2,458,146
Fujitsu Ltd.	38,826	755,237
Hitachi Ltd.	32,840	845,982
ITOCHU Corp.	28,524	1,433,082
Mitsubishi Heavy Industries Ltd.	80,531	1,159,393
Sanrio Co. Ltd.	35,000	960,906
Sumitomo Forestry Co. Ltd.(a)	16,200	632,792
Tokio Marine Holdings, Inc.	20,493	749,089
		11,646,514
Netherlands-2.71%
Arcadis N.V.	12,009	829,842
IMCD N.V.	4,996	792,162
ING Groep N.V.	39,470	671,641
Wolters Kluwer N.V.	8,316	1,396,674
		3,690,319
Norway-1.29%
Kongsberg Gruppen ASA	16,880	1,752,212
Singapore-0.88%
Oversea-Chinese Banking Corp. Ltd.	104,926	1,204,797
South Korea-4.22%
Alteogen, Inc.(b)	7,164	1,954,526
DB Insurance Co. Ltd.	8,631	683,600
Hanwha Aerospace Co. Ltd.	8,601	2,293,600
Meritz Financial Group, Inc.	10,982	817,284
		5,749,010
Spain-0.56%
CaixaBank S.A.	125,057	758,944
Sweden-5.77%
Assa Abloy AB, Class B(a)	29,272	910,711
Atlas Copco AB, Class A	94,378	1,547,086
Industrivarden AB, Class A	20,731	710,663
Investor AB, Class B	71,160	2,004,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)

October 31, 2024

	Shares	Value
Sweden-(continued)
Lifco AB, Class B	22,368	$662,675
Saab AB, Class B(a)	34,530	707,055
Swedbank AB, Class A	65,368	1,320,794
		7,863,758
Switzerland-11.81%
Belimo Holding AG	5,351	3,539,692
Flughafen Zureich AG	13,545	3,186,137
Novartis AG	6,342	687,961
Partners Group Holding AG	1,924	2,654,484
Schindler Holding AG, PC(a)	8,823	2,565,170
Siegfried Holding AG(b)	873	1,140,846
Swiss Life Holding AG	1,944	1,583,617
Zurich Insurance Group AG	1,245	735,453
		16,093,360
United Kingdom-14.61%
3i Group PLC	18,376	749,389
AstraZeneca PLC	4,638	658,418
Compass Group PLC	35,905	1,160,957
Diploma PLC	49,821	2,727,352
Halma PLC	89,244	2,839,732
InterContinental Hotels Group PLC	37,581	4,136,821
Intermediate Capital Group PLC	86,432	2,291,323
Marks & Spencer Group PLC	154,363	745,801
National Grid PLC	130,579	1,638,835
NatWest Group PLC	168,847	798,197
RELX PLC	17,375	795,239
Rolls-Royce Holdings PLC(b)	197,439	1,359,047
		19,901,111
	Shares	Value
United States-1.32%
Experian PLC	19,781	$960,547
Ferrovial SE	20,932	838,092
		1,798,639
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $113,688,807)		136,074,643
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.86%
Invesco Private Government Fund, 4.84%(c)(d)(e)	1,835,807	1,835,807
Invesco Private Prime Fund, 4.99%(c)(d)(e)	4,786,719	4,788,155
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,624,306)		6,623,962
TOTAL INVESTMENTS IN SECURITIES-104.76% (Cost $120,313,113)		142,698,605
OTHER ASSETS LESS LIABILITIES-(4.76)%		(6,487,763)
NET ASSETS-100.00%		$136,210,842

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,309,918	$(6,309,918)	$-	$-	$-	$1,624
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,378,573	14,900,000	(16,442,766)	-	-	1,835,807	129,580 *
Invesco Private Prime Fund	8,689,974	37,191,081	(41,093,862)	(350)	1,312	4,788,155	345,947 *
Total	$12,068,547	$58,400,999	$(63,846,546)	$(350)	$1,312	$6,623,962	$477,151

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)

October 31, 2024

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Brazil-8.83%
BB Seguridade Participacoes S.A.	165,324	$978,735
BRF S.A.(a)	277,029	1,255,275
Cia Energetica de Minas Gerais, Preference Shares	567,777	1,115,202
Embraer S.A.(a)	123,664	1,035,669
Inter & Co, Inc.(b)	221,038	1,450,009
Marcopolo S.A., Preference Shares	1,422,462	2,078,865
NU Holdings Ltd., Class A(a)	83,304	1,257,057
Porto Seguro S.A.	95,913	632,102
Santos Brasil Participacoes S.A.	493,943	1,077,694
		10,880,608
China-8.95%
China Coal Energy Co. Ltd., H Shares	1,678,861	2,094,262
China Petroleum & Chemical Corp., H Shares	1,243,360	700,346
China Shenhua Energy Co. Ltd., H Shares	579,422	2,508,756
China State Construction International Holdings Ltd.	584,723	858,191
GDS Holdings Ltd., A Shares(a)(b)	395,059	1,065,405
Pop Mart International Group Ltd.(c)	172,644	1,560,795
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	34,227	759,939
Sinopec Engineering Group Co. Ltd., H Shares	1,047,911	727,607
Sinotruk Hong Kong Ltd.	278,614	751,973
		11,027,274
Hungary-1.75%
Magyar Telekom Telecommunications PLC	501,785	1,532,977
OTP Bank Nyrt.	12,524	622,164
		2,155,141
Indonesia-0.75%
PT Bank Mandiri (Persero) Tbk	2,188,146	928,910
Malaysia-8.24%
Alliance Bank Malaysia Bhd.	621,649	622,603
AMMB Holdings Bhd.	525,523	610,098
Gamuda Bhd.	790,056	1,533,790
IJM Corp. Bhd.	1,046,992	717,999
Inari Amertron Bhd.	804,899	521,794
KPJ Healthcare Bhd.	1,492,733	708,954
QL Resources Bhd.	2,696,964	2,948,855
Sunway Bhd.	1,160,369	1,152,685
Telekom Malaysia Bhd.	506,134	749,320
Tenaga Nasional Bhd.	182,772	584,713
		10,150,811
Mexico-2.19%
Gruma S.A.B. de C.V., Class B	37,694	650,257
Grupo Comercial Chedraui S.A. de C.V.	324,079	2,047,896
		2,698,153
Peru-0.68%
Credicorp Ltd.(b)	4,547	837,239
	Shares	Value
Philippines-1.67%
International Container Terminal Services, Inc.	216,666	$1,472,409
Metropolitan Bank & Trust Co.	448,936	585,162
		2,057,571
South Africa-10.31%
Bidvest Group Ltd. (The)(b)	30,947	499,372
Capitec Bank Holdings Ltd.	4,392	791,175
Clicks Group Ltd.	146,619	3,120,961
FirstRand Ltd.	158,136	692,836
Harmony Gold Mining Co. Ltd.	146,732	1,587,449
Investec Ltd.	291,602	2,271,060
Momentum Group Ltd.	382,888	622,801
Nedbank Group Ltd.	63,402	1,071,591
OUTsurance Group Ltd.	405,739	1,378,090
Truworths International Ltd.	106,029	673,244
		12,708,579
Taiwan-46.87%
Accton Technology Corp.	43,417	729,565
Alchip Technologies Ltd.	13,804	855,066
Asustek Computer, Inc.	124,936	2,206,108
Charoen Pokphand Enterprise (Taiwan) Co. Ltd.	1,239,508	3,758,593
Chroma ATE, Inc.	75,898	959,340
Delta Electronics, Inc.	97,423	1,203,260
Depo Auto Parts Ind. Co. Ltd.	264,080	1,970,087
Everlight Electronics Co. Ltd.(a)	368,363	957,068
First Financial Holding Co. Ltd.	743,031	625,674
Foxsemicon Integrated Technology, Inc.	65,286	685,996
Fubon Financial Holding Co. Ltd.	246,700	689,146
Fusheng Precision Co. Ltd.	80,766	744,020
Goldsun Building Materials Co. Ltd.	1,624,728	2,689,821
IBF Financial Holdings Co. Ltd.	2,070,669	945,383
Jentech Precision Industrial Co. Ltd.	38,782	1,741,575
Kaori Heat Treatment Co. Ltd.	249,473	2,434,362
KGI Financial Holding Co. Ltd.	1,343,891	692,473
King Slide Works Co. Ltd.	43,669	1,640,557
Kings Town Bank Co. Ltd.	1,463,587	2,245,141
Kinik Co.(a)	81,254	761,850
Lien Hwa Industrial Holdings Corp.	1,468,882	2,727,595
Mega Financial Holding Co. Ltd.	763,339	930,050
Pegatron Corp.	204,353	619,632
President Securities Corp.	1,489,631	1,184,614
Radiant Opto-Electronics Corp.	126,546	823,681
Run Long Construction Co. Ltd.	260,992	390,127
Shiny Chemical Industrial Co. Ltd.	576,286	2,999,161
SinoPac Financial Holdings Co. Ltd.	1,006,536	714,518
Systex Corp.	181,201	741,560
Taichung Commercial Bank Co. Ltd.	2,037,050	1,120,821
Taishin Financial Holding Co. Ltd.	1,416,819	752,784
Taiwan Business Bank	1,887,494	907,949
Taiwan Hon Chuan Enterprise Co. Ltd.	178,805	849,564
Taiwan Semiconductor Manufacturing Co. Ltd.	116,024	3,638,453
Tong Yang Industry Co. Ltd.	310,265	1,025,965
Topco Scientific Co. Ltd.(a)	421,584	4,069,843
Tung Ho Steel Enterprise Corp.	260,209	594,837
United Microelectronics Corp.	1,089,153	1,571,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)

October 31, 2024

	Shares	Value
Taiwan-(continued)
WinWay Technology Co. Ltd.	57,005	$2,284,949
Yageo Corp.	34,071	579,494
Yuanta Financial Holding Co. Ltd.	714,138	716,257
		57,778,311
Thailand-4.97%
AP (Thailand) PCL, NVDR	2,130,839	602,164
Bangchak Corp. PCL, NVDR	645,489	654,138
Kasikornbank PCL, NVDR	188,178	815,600
Krung Thai Bank PCL, NVDR	1,228,814	746,348
Sansiri PCL, NVDR	21,790,566	1,178,957
Thanachart Capital PCL, NVDR	467,560	727,882
True Corp. PCL, NVDR(a)	1,714,607	624,399
WHA Corp. PCL, NVDR	4,521,411	781,715
		6,131,203
Turkey-4.20%
BIM Birlesik Magazalar A.S.	102,451	1,396,882
Pegasus Hava Tasimaciligi A.S.(a)	356,615	2,413,575
TAV Havalimanlari Holding A.S.(a)	204,429	1,372,402
		5,182,859
United States-0.51%
JBS S.A.	101,833	633,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $113,419,179)		123,170,130
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.48%
Invesco Private Government Fund, 4.84%(d)(e)(f)	503,535	$503,535
Invesco Private Prime Fund, 4.99%(d)(e)(f)	1,317,851	1,318,246
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,821,781)		1,821,781
TOTAL INVESTMENTS IN SECURITIES-101.40% (Cost $115,240,960)		124,991,911
OTHER ASSETS LESS LIABILITIES-(1.40)%		(1,722,569)
NET ASSETS-100.00%		$123,269,342

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented 1.27% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,501,353	$(17,501,353)	$-	$-	$-	$4,183
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,213,235	12,968,991	(13,678,691)	-	-	503,535	47,056 *
Invesco Private Prime Fund	3,120,675	26,012,754	(27,816,185)	(74)	1,076	1,318,246	126,005 *
Total	$4,333,910	$56,483,098	$(58,996,229)	$(74)	$1,076	$1,821,781	$177,244

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)

October 31, 2024

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Australia-6.00%
AGL Energy Ltd.	85,588	$587,510
Ampol Ltd.	21,754	397,544
ANZ Group Holdings Ltd.	202,631	4,134,332
APA Group	86,430	394,583
Aristocrat Leisure Ltd.	21,850	880,459
ASX Ltd.	9,481	403,778
Aurizon Holdings Ltd.	156,960	347,494
Bank of Queensland Ltd.(a)	92,690	395,842
Bendigo & Adelaide Bank Ltd.	52,028	419,164
BHP Group Ltd.	518,288	14,475,374
BlueScope Steel Ltd.	55,379	736,710
Brambles Ltd.	87,133	1,047,844
Coles Group Ltd.	95,598	1,101,428
Commonwealth Bank of Australia	70,764	6,616,525
Computershare Ltd.	28,993	500,967
CSL Ltd.	12,943	2,432,667
Dexus	126,816	595,573
Endeavour Group Ltd.(a)	152,234	467,655
Evolution Mining Ltd.	180,052	617,975
Fortescue Ltd.	177,760	2,232,018
Glencore PLC(b)	1,417,138	7,402,563
Goodman Group	52,742	1,265,766
GPT Group (The)	200,443	622,316
Incitec Pivot Ltd.	212,677	419,303
Insurance Australia Group Ltd.(a)	215,136	1,056,856
James Hardie Industries PLC, CDI(b)	12,328	394,537
JB Hi-Fi Ltd.	11,741	630,840
Lendlease Corp. Ltd.(a)	87,278	387,593
Macquarie Group Ltd.	24,219	3,672,547
Medibank Pvt. Ltd.	231,270	543,820
Metcash Ltd.	128,518	257,589
Mineral Resources Ltd.(a)	10,555	272,393
Mirvac Group(a)	439,074	615,450
National Australia Bank Ltd.	145,790	3,705,108
Northern Star Resources Ltd.	58,497	679,335
Orica Ltd.	33,665	382,357
Origin Energy Ltd.	151,648	956,543
Orora Ltd.(a)	172,003	271,515
Qantas Airways Ltd.(b)	84,040	444,773
QBE Insurance Group Ltd.	118,694	1,337,985
Ramsay Health Care Ltd.(a)	17,429	458,581
Rio Tinto Ltd.	42,232	3,300,350
Rio Tinto PLC	168,044	10,836,865
Santos Ltd.	331,004	1,469,956
Scentre Group	446,388	1,026,269
Sonic Healthcare Ltd.	36,836	649,756
South32 Ltd.(a)	809,873	1,952,119
Stockland	266,872	905,470
Suncorp Group Ltd.	94,523	1,109,474
Telstra Group Ltd.	502,639	1,257,654
Transurban Group	169,496	1,411,063
Treasury Wine Estates Ltd.(a)	54,463	404,178
Vicinity Ltd.	391,430	558,923
Viva Energy Group Ltd.(c)	159,465	274,702
Washington H Soul Pattinson & Co. Ltd.(a)	12,792	280,437
Wesfarmers Ltd.	46,186	2,035,344
Westpac Banking Corp.	214,380	4,510,257
	Shares	Value
Australia-(continued)
Whitehaven Coal Ltd.(a)	93,004	$414,849
Woodside Energy Group Ltd.(a)	205,676	3,203,590
Woolworths Group Ltd.	66,451	1,304,022
Worley Ltd.	39,929	366,149
		101,834,639
Austria-0.39%
ams-OSRAM AG(a)(b)	16,016	154,657
ANDRITZ AG(a)	5,772	346,844
BAWAG Group AG(b)(c)	11,402	878,880
Erste Group Bank AG	38,304	2,151,596
Mondi PLC(a)	78,077	1,259,766
OMV AG	19,528	807,742
Raiffeisen Bank International AG	22,221	397,809
voestalpine AG	10,363	214,324
Wienerberger AG	12,715	382,372
		6,593,990
Belgium-0.70%
Ageas S.A./N.V.	18,678	970,900
Anheuser-Busch InBev S.A./N.V.(a)	74,906	4,471,070
Cofinimmo S.A.(a)	4,344	273,296
Colruyt Group N.V	7,202	335,429
Elia Group S.A./N.V.(a)	2,921	277,003
Groupe Bruxelles Lambert N.V.	9,054	650,712
KBC Group N.V.	32,547	2,356,116
Proximus SADP	33,110	240,478
Syensqo S.A.	6,417	494,839
UCB S.A.	7,331	1,407,135
Umicore S.A.	31,949	380,500
		11,857,478
Brazil-0.11%
Wheaton Precious Metals Corp.(a)	13,961	920,918
Yara International ASA	30,266	907,673
		1,828,591
Burkina Faso-0.02%
Endeavour Mining PLC	17,376	387,590
Canada-10.17%
Agnico Eagle Mines Ltd.	27,163	2,341,870
Air Canada(b)	23,160	313,519
Algonquin Power & Utilities Corp.(a)	127,421	615,189
Alimentation Couche-Tard, Inc.	47,901	2,495,134
Allied Properties REIT(a)	27,734	365,489
AltaGas Ltd.(a)	33,494	799,416
ARC Resources Ltd.	41,132	680,443
AtkinsRealis Group, Inc.	13,192	634,072
B2Gold Corp.	164,044	541,341
Bank of Montreal(a)	73,421	6,682,920
Bank of Nova Scotia (The)	183,984	9,462,185
Barrick Gold Corp.(a)	197,009	3,803,230
BCE, Inc.(a)	43,070	1,387,003
Bombardier, Inc., Class B(b)	13,062	959,726
Brookfield Corp.	159,113	8,427,356
CAE, Inc.(b)	17,776	312,430
Cameco Corp.	6,899	360,107
Canadian Apartment Properties REIT(a)	15,317	509,743
Canadian Imperial Bank of Commerce	114,384	7,148,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
Canada-(continued)
Canadian National Railway Co.	23,632	$2,548,923
Canadian Natural Resources Ltd.(a)	179,765	6,106,297
Canadian Pacific Kansas City Ltd.(a)	28,156	2,169,544
Canadian Tire Corp. Ltd., Class A(a)	9,420	1,001,299
Capital Power Corp.	13,219	535,512
Celestica, Inc.(b)	10,975	750,169
Cenovus Energy, Inc.	102,154	1,640,825
CGI, Inc., Class A(b)	8,899	984,671
CI Financial Corp.	24,593	404,017
Constellation Software, Inc.	177	533,183
Dollarama, Inc.	4,073	423,356
Element Fleet Management Corp.	18,704	382,278
Emera, Inc.(a)	35,194	1,328,028
Enbridge, Inc.(a)	261,243	10,540,053
Fairfax Financial Holdings Ltd.	1,870	2,321,150
Finning International, Inc.	14,372	419,009
First Capital REIT(a)	24,104	307,449
Fortis, Inc.	54,059	2,335,789
Franco-Nevada Corp.	5,547	735,461
George Weston Ltd.	5,368	850,477
Gibson Energy, Inc.	23,967	397,172
Gildan Activewear, Inc.	10,133	495,328
Great-West Lifeco, Inc.	35,868	1,202,161
Hydro One Ltd.(c)	23,217	746,668
iA Financial Corp., Inc.	10,216	831,381
Imperial Oil Ltd.	14,736	1,098,368
Intact Financial Corp.	9,040	1,724,406
Keyera Corp.	25,541	783,481
Kinross Gold Corp.	140,012	1,411,219
Loblaw Cos. Ltd.	12,664	1,599,319
Magna International, Inc.	46,950	1,851,459
Manulife Financial Corp.	223,869	6,531,620
MEG Energy Corp.	25,126	458,737
Methanex Corp.	9,021	352,699
Metro, Inc.	19,635	1,164,761
National Bank of Canada	29,374	2,798,427
Northland Power, Inc.(a)	28,547	433,340
Nutrien Ltd.	79,978	3,809,132
Onex Corp.	5,484	394,280
Open Text Corp.	16,608	497,543
Parkland Corp.	21,405	497,523
Pembina Pipeline Corp.	56,852	2,375,716
Power Corp. of Canada	101,397	3,201,321
Restaurant Brands International, Inc.	10,967	761,896
RioCan REIT(a)	37,576	512,173
Royal Bank of Canada	127,069	15,350,012
Saputo, Inc.(a)	23,381	445,496
Shopify, Inc., Class A(b)	6,735	526,257
SmartCentres REIT(a)	16,256	290,496
South Bow Corp.(a)(b)	23,884	595,751
SSR Mining, Inc.	67,931	419,102
Stantec, Inc.	3,537	286,573
Sun Life Financial, Inc.	58,900	3,262,011
Suncor Energy, Inc.	177,489	6,692,365
TC Energy Corp.(a)	119,424	5,548,189
Teck Resources Ltd., Class B	43,073	2,001,699
TELUS Corp.	55,209	871,731
TFI International, Inc.	3,567	476,803
Thomson Reuters Corp.	4,060	663,808
TMX Group Ltd.	13,016	406,088
	Shares	Value
Canada-(continued)
Toromont Industries Ltd.	3,516	$310,246
Toronto-Dominion Bank (The)	194,062	10,715,558
Tourmaline Oil Corp.	24,957	1,149,245
Veren, Inc.	67,801	348,745
Vermilion Energy, Inc.(a)	40,499	377,113
West Fraser Timber Co. Ltd.	11,691	1,054,660
WSP Global, Inc.	4,310	769,489
		172,648,256
Chile-0.07%
Antofagasta PLC	27,479	611,888
Lundin Mining Corp.	67,361	654,305
		1,266,193
China-0.37%
BOC Hong Kong (Holdings) Ltd.	301,147	983,887
Lenovo Group Ltd.	1,762,540	2,335,121
Prosus N.V.	38,732	1,629,205
SITC International Holdings Co. Ltd.	230,606	652,569
Wilmar International Ltd.	134,490	325,321
Xinyi Glass Holdings Ltd.(a)	312,914	354,999
		6,281,102
Denmark-1.01%
A.P. Moller - Maersk A/S, Class A(a)	985	1,495,433
A.P. Moller - Maersk A/S, Class B	1,783	2,802,990
Carlsberg A/S, Class B	6,183	679,505
Coloplast A/S, Class B	3,843	478,393
Danske Bank A/S	60,249	1,773,280
DSV A/S(a)	8,656	1,878,000
Genmab A/S(b)	1,503	335,716
ISS A/S(a)	23,355	447,726
Jyske Bank A/S	4,049	281,841
Novo Nordisk A/S, Class B	35,999	3,998,695
Orsted A/S(a)(b)(c)	17,513	1,021,472
Pandora A/S	2,948	443,705
Svitzer Group A/S(a)(b)	5,438	188,550
Tryg A/S	22,560	530,345
Vestas Wind Systems A/S(b)	38,349	720,654
		17,076,305
Finland-1.25%
Elisa OYJ	12,153	577,366
Fortum OYJ(a)	104,571	1,536,028
Huhtamaki OYJ	6,847	267,902
Kesko OYJ, Class B(a)	30,304	646,970
Kone OYJ, Class B	23,372	1,275,289
Konecranes OYJ	6,038	415,269
Mandatum OYJ(a)	74,073	341,291
Metso OYJ(a)	32,331	305,582
Neste OYJ(a)	42,864	683,139
Nokia OYJ	729,217	3,423,994
Nordea Bank Abp	458,493	5,358,422
Orion OYJ, Class B(a)	6,870	333,018
Outokumpu OYJ(a)	75,888	271,221
Sampo OYJ	31,661	1,398,973
Stora Enso OYJ, Class R(a)	104,003	1,153,950
TietoEVRY OYJ(a)	13,354	247,912
UPM-Kymmene OYJ(a)	68,512	2,003,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
Finland-(continued)
Valmet OYJ(a)	17,388	$443,805
Wartsila OYJ Abp	31,884	606,107
		21,289,294
France-8.21%
Accor S.A.	9,044	409,044
Air France-KLM(a)(b)	57,318	561,788
Air Liquide S.A.	27,514	4,918,492
Airbus SE	23,835	3,626,848
Alstom S.A.(b)	84,648	1,843,477
Amundi S.A.(c)	7,031	507,609
Arkema S.A.	9,098	793,637
AXA S.A.	200,159	7,501,292
BNP Paribas S.A.	181,295	12,350,647
Bollore SE	51,668	321,696
Bouygues S.A.	41,308	1,319,820
Bureau Veritas S.A.	15,668	493,970
Capgemini SE	7,696	1,330,143
Carrefour S.A.(a)	99,857	1,575,737
Cie de Saint-Gobain S.A.	58,044	5,229,027
Cie Generale des Etablissements Michelin S.C.A.	83,506	2,814,942
Covivio S.A.	8,165	463,605
Credit Agricole S.A.	230,942	3,531,425
Danone S.A.	56,842	4,054,384
Dassault Systemes SE	11,120	379,799
Edenred SE	7,371	236,469
Eiffage S.A.	11,449	1,062,235
Elis S.A.(a)	17,876	403,668
ENGIE S.A.	291,558	4,879,313
EssilorLuxottica S.A.	14,226	3,326,738
Eurazeo SE	6,224	472,658
Forvia SE	75,489	711,039
Gecina S.A.	6,598	702,344
Getlink SE	16,875	285,523
Hermes International S.C.A.	331	745,293
Kering S.A.	4,973	1,235,548
Klepierre S.A.	28,341	903,361
Legrand S.A.	13,249	1,490,160
L’Oreal S.A.	6,244	2,333,603
LVMH Moet Hennessy Louis Vuitton SE	7,337	4,857,313
Nexans S.A.	3,228	446,821
Orange S.A.(a)	321,314	3,521,487
Pernod Ricard S.A.	11,907	1,476,892
Publicis Groupe S.A.	16,620	1,763,212
Renault S.A.	51,908	2,361,231
Rexel S.A.	36,521	998,363
Safran S.A.	9,814	2,214,021
Schneider Electric SE	21,861	5,629,565
SCOR SE	20,499	439,531
SEB S.A.	2,475	259,025
Societe Generale S.A.	199,199	5,706,035
Sodexo S.A.	11,163	967,106
Sopra Steria Group	1,212	231,319
SPIE S.A.(a)	12,907	464,935
Technip Energies N.V.	17,349	430,190
Teleperformance SE(a)	5,156	542,409
Thales S.A.	6,168	992,056
TotalEnergies SE	338,367	21,085,798
Ubisoft Entertainment S.A.(a)(b)	13,103	193,962
	Shares	Value
France-(continued)
Unibail-Rodamco-Westfield SE(a)	15,241	$1,238,995
Valeo SE	101,471	980,002
Veolia Environnement S.A.	92,752	2,937,311
Vinci S.A.	45,994	5,128,162
Vivendi SE	81,305	864,505
Wendel SE	3,375	334,163
Worldline S.A.(a)(b)(c)	57,933	403,786
		139,283,529
Germany-9.15%
adidas AG	9,714	2,313,795
Allianz SE	43,858	13,779,628
Aroundtown S.A.(a)(b)	284,705	842,580
Aurubis AG(a)	8,328	652,330
BASF SE	146,164	7,084,405
Bayer AG	232,458	6,257,470
Bayerische Motoren Werke AG(a)	54,233	4,258,064
Bayerische Motoren Werke AG, Preference Shares	9,839	721,550
Beiersdorf AG	2,954	397,670
Brenntag SE	12,509	812,651
Commerzbank AG	164,262	2,912,148
Continental AG	21,895	1,361,089
Covestro AG(b)(c)	33,194	2,097,359
Daimler Truck Holding AG	78,482	3,238,606
Deutsche Bank AG	442,138	7,499,637
Deutsche Boerse AG	7,408	1,718,682
Deutsche Lufthansa AG(a)	121,170	836,910
Deutsche Post AG	135,675	5,439,629
Deutsche Telekom AG	415,148	12,538,634
E.ON SE	336,393	4,534,024
Evonik Industries AG	48,501	1,065,214
Freenet AG	15,613	462,742
Fresenius Medical Care AG	32,410	1,263,527
Fresenius SE & Co. KGaA(b)	71,296	2,594,534
FUCHS SE	2,099	75,086
FUCHS SE, Preference Shares(a)	4,364	202,872
GEA Group AG	13,627	669,880
Hannover Rueck SE	4,968	1,302,533
Heidelberg Materials AG	20,913	2,297,667
HelloFresh SE(a)(b)	24,069	264,572
Henkel AG & Co. KGaA	10,759	837,493
Henkel AG & Co. KGaA, Preference Shares(a)	17,624	1,522,645
HOCHTIEF AG	4,127	503,606
HUGO BOSS AG	4,045	184,793
Infineon Technologies AG	52,258	1,646,703
K+S AG(a)	55,869	675,991
KION Group AG	12,447	481,607
Knorr-Bremse AG	5,960	489,168
LANXESS AG	27,828	803,021
LEG Immobilien SE	9,615	906,273
Mercedes-Benz Group AG	146,041	8,831,209
Merck KGaA	6,601	1,089,290
MTU Aero Engines AG	2,369	773,372
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	13,160	6,717,825
ProSiebenSat.1 Media SE	59,780	366,686
Puma SE	8,094	367,132
Rheinmetall AG	1,544	793,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
Germany-(continued)
RWE AG	89,876	$2,904,776
SAP SE	36,467	8,504,024
Siemens AG	50,525	9,785,687
Siemens Energy AG, Class A(b)	90,374	3,682,241
Siemens Healthineers AG(c)	12,864	669,940
Symrise AG	5,337	640,829
TAG Immobilien AG(b)	24,445	405,246
Talanx AG	8,651	666,360
thyssenkrupp AG	165,230	574,561
TUI AG(b)	108,350	899,166
United Internet AG	12,958	263,913
Volkswagen AG	7,226	717,809
Volkswagen AG, Preference Shares	53,017	5,119,204
Vonovia SE	91,608	2,999,542
Wacker Chemie AG	2,564	215,284
Zalando SE(b)(c)	26,520	795,220
		155,329,303
Hong Kong-1.16%
AIA Group Ltd.	759,821	6,005,737
CK Asset Holdings Ltd.	113,590	465,353
CK Hutchison Holdings Ltd.	133,566	702,672
CLP Holdings Ltd.	60,390	513,063
Hang Seng Bank Ltd.	43,281	529,433
Henderson Land Development Co. Ltd.	98,859	318,535
Hong Kong & China Gas Co. Ltd. (The)	419,183	325,128
Hong Kong Exchanges & Clearing Ltd.	38,414	1,535,690
Jardine Matheson Holdings Ltd.	9,027	347,540
Link REIT	294,694	1,374,081
MTR Corp. Ltd.(a)	96,617	351,701
New World Development Co. Ltd.(a)	265,387	266,944
Orient Overseas International Ltd.	31,447	427,550
Power Assets Holdings Ltd.	59,196	394,036
Prudential PLC	309,576	2,565,551
Sun Hung Kai Properties Ltd.	115,757	1,252,952
Swire Pacific Ltd., Class A	29,271	246,046
Swire Pacific Ltd., Class B	63,799	86,002
Techtronic Industries Co. Ltd.	79,529	1,147,761
WH Group Ltd.	619,535	482,916
Wharf Real Estate Investment Co. Ltd.	92,536	277,332
		19,616,023
Ireland-0.23%
AIB Group PLC	130,183	691,685
Bank of Ireland Group PLC	101,068	928,489
Flutter Entertainment PLC(a)(b)	3,947	920,508
Kerry Group PLC, Class A	9,703	963,867
Kingspan Group PLC	5,602	490,499
		3,995,048
Israel-0.33%
Bank Hapoalim B.M.	75,240	785,606
Bank Leumi le-Israel B.M.	98,563	1,003,573
ICL Group Ltd.	77,750	321,109
Israel Discount Bank Ltd., Class A	97,028	571,394
Mizrahi Tefahot Bank Ltd.	12,086	499,478
Nice Ltd.(b)	1,605	283,210
Teva Pharmaceutical Industries Ltd.(a)(b)	96,110	1,762,449
Tower Semiconductor Ltd.(a)(b)	8,088	339,657
		5,566,476
	Shares	Value
Italy-3.58%
A2A S.p.A.	304,574	$694,388
Assicurazioni Generali S.p.A.	156,449	4,339,641
Azimut Holding S.p.A.	11,345	280,328
Banca Monte dei Paschi di Siena S.p.A.	131,383	717,745
Banca Popolare di Sondrio S.p.A.	39,046	291,010
Banco BPM S.p.A.	210,367	1,415,074
BPER Banca S.p.A.	159,844	971,795
Coca-Cola HBC AG(b)	15,768	549,375
Enel S.p.A.	1,460,518	11,051,719
Eni S.p.A.(a)	515,372	7,839,910
Ferrari N.V.	1,356	647,448
FinecoBank Banca Fineco S.p.A.(a)	28,381	452,472
Hera S.p.A.	120,123	459,049
Intesa Sanpaolo S.p.A.	2,472,262	10,566,960
Italgas S.p.A.	68,460	418,071
Iveco Group N.V.	59,289	616,122
Leonardo S.p.A.	41,290	984,839
Mediobanca Banca di Credito Finanziario S.p.A.	77,706	1,279,765
Moncler S.p.A.	5,709	315,725
Nexi S.p.A.(a)(b)(c)	82,514	519,751
Pirelli & C. S.p.A.(c)	70,558	384,998
Poste Italiane S.p.A.(c)	68,242	958,686
Prysmian S.p.A.	20,169	1,419,331
Snam S.p.A.	228,285	1,094,947
Telecom Italia S.p.A.(a)(b)	4,114,211	1,039,377
Telecom Italia S.p.A., RSP(a)(b)	2,346,355	684,466
Terna S.p.A.	108,712	939,937
UniCredit S.p.A.	206,564	9,122,749
Unipol Gruppo S.p.A.	52,443	650,765
		60,706,443
Japan-21.77%
Advantest Corp.	12,846	771,477
AEON Co. Ltd.(a)	57,483	1,411,367
AGC, Inc.(a)	32,515	1,003,680
Aisin Corp.(a)	83,367	877,043
Ajinomoto Co., Inc.	27,642	1,071,383
Amada Co. Ltd.	39,237	390,760
ANA Holdings, Inc.(a)	14,274	282,060
Aozora Bank Ltd.(a)	28,347	491,757
Asahi Group Holdings Ltd.	176,946	2,136,827
Asahi Kasei Corp.	142,792	993,193
Astellas Pharma, Inc.	181,737	2,142,188
Bandai Namco Holdings, Inc.	43,451	919,082
Bridgestone Corp.(a)	58,655	2,112,851
Brother Industries Ltd.(a)	31,461	621,888
Canon, Inc.(a)	100,381	3,297,597
Central Japan Railway Co.	82,690	1,730,614
Chiba Bank Ltd. (The)(a)	64,959	481,889
Chubu Electric Power Co., Inc.	71,146	819,703
Chugai Pharmaceutical Co. Ltd.	21,442	1,033,214
Chugoku Electric Power Co., Inc. (The)	71,499	522,190
Coca-Cola Bottlers Japan Holdings, Inc.	23,890	307,084
Concordia Financial Group Ltd.	121,239	609,916
Cosmo Energy Holdings Co. Ltd.	16,368	816,224
Credit Saison Co. Ltd.	23,607	539,788
CyberAgent, Inc.	40,969	270,706
Dai Nippon Printing Co. Ltd.	41,754	731,877
Daicel Corp.	29,142	260,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Daifuku Co. Ltd.	15,202	$292,513
Dai-ichi Life Holdings, Inc.	101,727	2,580,490
Daiichi Sankyo Co. Ltd.	43,706	1,429,178
Daikin Industries Ltd.	17,782	2,177,150
Daito Trust Construction Co. Ltd.	5,942	658,467
Daiwa House Industry Co. Ltd.	56,161	1,685,291
Daiwa House REIT Investment Corp.	205	312,362
Daiwa Securities Group, Inc.	148,320	990,261
Denso Corp.	184,947	2,691,794
Dentsu Group, Inc.(a)	26,963	837,964
Disco Corp.	1,300	379,524
East Japan Railway Co.	102,813	2,072,122
Ebara Corp.	32,808	506,254
Eisai Co. Ltd.	22,570	767,224
Electric Power Development Co. Ltd.	22,096	370,261
ENEOS Holdings, Inc.	458,897	2,338,996
FANUC Corp.	65,964	1,782,858
Fast Retailing Co. Ltd.	3,912	1,271,769
Fuji Electric Co. Ltd.	10,339	539,603
FUJIFILM Holdings Corp.	109,131	2,635,765
Fujikura Ltd.	32,274	1,214,473
Fujitsu Ltd.	140,539	2,733,741
Fukuoka Financial Group, Inc.	21,638	501,158
Furukawa Electric Co. Ltd.	16,156	407,175
GLP J-Reit	348	306,363
Hakuhodo DY Holdings, Inc.	32,390	258,673
Hankyu Hanshin Holdings, Inc.	16,047	438,033
Haseko Corp.(a)	26,642	324,007
Hikari Tsushin, Inc.	1,926	393,229
Hirose Electric Co. Ltd.	2,728	329,437
Hitachi Construction Machinery Co. Ltd.	15,445	340,180
Hitachi Ltd.	333,095	8,580,763
Honda Motor Co. Ltd.	613,876	6,276,789
Hoya Corp.	8,710	1,185,063
Hulic Co. Ltd.(a)	40,044	373,560
IBIDEN Co. Ltd.	6,686	218,104
Idemitsu Kosan Co. Ltd.	172,574	1,186,181
IHI Corp.	32,628	1,768,220
Iida Group Holdings Co. Ltd.	25,672	374,568
Inpex Corp.(a)	156,312	2,066,202
Isetan Mitsukoshi Holdings Ltd.(a)	33,261	506,912
Isuzu Motors Ltd.	85,537	1,121,120
ITOCHU Corp.	104,368	5,243,580
Iwatani Corp.	22,208	293,628
J. Front Retailing Co. Ltd.	35,927	388,104
Japan Airlines Co. Ltd.	15,340	247,283
Japan Exchange Group, Inc.	42,296	503,970
Japan Metropolitan Fund Investment Corp.	491	301,063
Japan Post Bank Co. Ltd.(a)	226,250	2,037,847
Japan Post Holdings Co. Ltd.	334,465	3,112,451
Japan Post Insurance Co. Ltd.	38,871	647,148
Japan Real Estate Investment Corp.(a)	111	403,703
Japan Tobacco, Inc.(a)	125,798	3,535,475
JFE Holdings, Inc.	126,669	1,538,406
JGC Holdings Corp.	32,078	277,872
JTEKT Corp.	33,206	228,022
Kajima Corp.	51,146	890,963
Kansai Electric Power Co., Inc. (The)	105,610	1,702,101
Kansai Paint Co. Ltd.	18,538	304,251
Kao Corp.	45,042	2,004,824
	Shares	Value
Japan-(continued)
Kawasaki Heavy Industries Ltd.	31,063	$1,213,155
Kawasaki Kisen Kaisha Ltd.(a)	58,950	822,572
KDDI Corp.	129,181	4,052,039
Keio Corp.(a)	11,078	248,723
Keyence Corp.	3,403	1,558,912
Kikkoman Corp.	35,514	422,578
Kintetsu Group Holdings Co. Ltd.	17,364	405,132
Kirin Holdings Co. Ltd.(a)	83,799	1,236,699
Kobe Steel Ltd.(a)	74,050	806,735
Koito Manufacturing Co. Ltd.	37,956	496,611
Komatsu Ltd.	108,681	2,861,772
Konami Group Corp.	4,348	402,188
Konica Minolta, Inc.	98,588	417,199
Kubota Corp.	120,596	1,560,840
Kuraray Co. Ltd.	52,392	720,057
Kurita Water Industries Ltd.	8,152	309,650
Kyocera Corp.	125,903	1,300,150
Kyoto Financial Group, Inc.(a)	22,145	329,649
Kyowa Kirin Co. Ltd.	16,300	269,981
Kyushu Electric Power Co., Inc.	58,185	654,522
Kyushu Financial Group, Inc.	44,127	202,986
Kyushu Railway Co.	18,520	487,909
Lion Corp.	32,246	355,219
Lixil Corp.	72,114	850,266
LY Corp.	267,331	736,049
Makita Corp.	22,206	736,628
Marubeni Corp.	187,401	2,857,919
Marui Group Co. Ltd.	16,510	261,049
MatsukiyoCocokara & Co.	25,212	345,925
Mazda Motor Corp.	144,291	1,049,088
Mebuki Financial Group, Inc.	120,250	456,212
MEIJI Holdings Co. Ltd.	28,783	670,800
MINEBEA MITSUMI, Inc.	40,739	736,017
MISUMI Group, Inc.	23,607	391,319
Mitsubishi Chemical Group Corp.	160,533	875,567
Mitsubishi Corp.	380,918	7,090,714
Mitsubishi Electric Corp.	173,184	2,714,438
Mitsubishi Estate Co. Ltd.	122,914	1,846,635
Mitsubishi Gas Chemical Co., Inc.	25,527	450,713
Mitsubishi HC Capital, Inc.	83,370	564,010
Mitsubishi Heavy Industries Ltd.	283,019	4,074,582
Mitsubishi Materials Corp.	24,534	408,054
Mitsubishi Motors Corp.	161,300	487,103
Mitsubishi UFJ Financial Group, Inc.	1,268,768	13,564,344
Mitsui & Co. Ltd.	238,006	4,940,587
Mitsui Chemicals, Inc.(a)	27,327	631,665
Mitsui Fudosan Co. Ltd.	261,694	2,278,065
Mitsui Mining & Smelting Co. Ltd.	12,870	416,622
Mitsui OSK Lines Ltd.(a)	47,205	1,618,590
Mizuho Financial Group, Inc.	372,261	7,849,679
MS&AD Insurance Group Holdings, Inc.	111,714	2,522,137
Murata Manufacturing Co. Ltd.	110,762	1,968,375
Nabtesco Corp.	17,937	294,210
NEC Corp.	30,790	2,675,238
Nexon Co. Ltd.	15,862	279,023
NGK Insulators Ltd.(a)	39,337	491,955
NH Foods Ltd.	12,187	423,475
Nichirei Corp.	12,247	342,345
Nidec Corp.	74,768	1,509,840
Nikon Corp.(a)	49,992	626,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Nintendo Co. Ltd.	50,813	$2,717,032
Nippon Building Fund, Inc.(a)	600	514,033
Nippon Electric Glass Co. Ltd.(a)	13,865	319,125
Nippon Express Holdings, Inc.	11,822	584,639
Nippon Paint Holdings Co. Ltd.(a)	57,922	446,417
Nippon Prologis REIT, Inc.	160	257,344
Nippon Sanso Holdings Corp.	13,536	477,903
Nippon Steel Corp.	177,028	3,566,709
Nippon Telegraph & Telephone Corp.	3,936,590	3,817,064
Nippon Yusen K.K.(a)	77,324	2,608,178
Nissan Chemical Corp.	8,034	274,472
Nissan Motor Co. Ltd.(a)	875,788	2,364,182
Nisshin Seifun Group, Inc.	27,715	324,956
Nissin Foods Holdings Co. Ltd.(a)	11,435	309,287
Niterra Co. Ltd.(a)	20,965	604,210
Nitori Holdings Co. Ltd.(a)	3,748	473,652
Nitto Denko Corp.	55,805	937,319
Nomura Holdings, Inc.	428,339	2,247,356
Nomura Real Estate Holdings, Inc.	17,012	425,063
Nomura Real Estate Master Fund, Inc.	319	301,566
Nomura Research Institute Ltd.	18,702	563,792
NSK Ltd.	62,786	289,106
NTN Corp.	139,584	233,671
NTT DATA Group Corp.(a)	59,122	948,591
Obayashi Corp.	74,576	925,560
Odakyu Electric Railway Co. Ltd.(a)	25,031	263,662
Oji Holdings Corp.	172,404	643,325
Olympus Corp.	56,771	1,010,194
Omron Corp.	19,219	769,643
Ono Pharmaceutical Co. Ltd.	36,674	460,456
Open House Group Co. Ltd.(a)	9,316	346,342
Oriental Land Co. Ltd.	9,027	219,564
ORIX Corp.	106,795	2,292,596
Osaka Gas Co. Ltd.	39,694	855,248
Otsuka Corp.	16,350	368,807
Otsuka Holdings Co. Ltd.	33,487	2,038,349
Pan Pacific International Holdings Corp.	21,966	552,016
Panasonic Holdings Corp.	294,009	2,389,517
Persol Holdings Co. Ltd.	275,367	466,402
Rakuten Group, Inc.(a)(b)	96,049	581,811
Recruit Holdings Co. Ltd.	49,349	3,088,423
Renesas Electronics Corp.	70,579	977,658
Resona Holdings, Inc.	300,822	2,014,367
Resonac Holdings Corp.(a)	40,003	977,720
Ricoh Co. Ltd.	56,024	615,133
Rohm Co. Ltd.(a)	32,636	367,764
Ryohin Keikaku Co. Ltd.	20,665	340,788
Santen Pharmaceutical Co. Ltd.	29,175	350,311
Sanwa Holdings Corp.	18,238	470,063
SBI Holdings, Inc.	35,434	790,679
SCREEN Holdings Co. Ltd.(a)	2,282	150,261
SECOM Co. Ltd.	29,508	1,057,891
Seibu Holdings, Inc.	18,884	424,107
Seiko Epson Corp.	33,165	611,481
Seino Holdings Co. Ltd.(a)	17,744	286,618
Sekisui Chemical Co. Ltd.	42,621	607,173
Sekisui House Ltd.	83,459	2,036,000
Seven & i Holdings Co. Ltd.	243,088	3,509,276
SG Holdings Co. Ltd.(a)	37,906	380,740
Sharp Corp.(b)	65,094	400,713
	Shares	Value
Japan-(continued)
Shimadzu Corp.	16,651	$497,590
Shimano, Inc.	4,833	722,293
Shimizu Corp.(a)	89,090	594,811
Shin-Etsu Chemical Co. Ltd.	96,304	3,638,467
Shionogi & Co. Ltd.	53,235	765,018
Shiseido Co. Ltd.(a)	32,890	725,491
Shizuoka Financial Group, Inc.	45,735	368,552
SMC Corp.	2,208	959,590
SoftBank Corp.	2,841,800	3,596,908
SoftBank Group Corp.	111,802	6,971,248
Sojitz Corp.	42,559	882,053
Sompo Holdings, Inc.(a)	98,971	2,159,722
Sony Group Corp.	461,390	8,249,438
Stanley Electric Co. Ltd.	21,495	371,620
Subaru Corp.	83,318	1,521,412
SUMCO Corp.(a)	38,495	377,305
Sumitomo Chemical Co. Ltd.	508,489	1,368,990
Sumitomo Corp.	98,931	2,107,540
Sumitomo Electric Industries Ltd.	66,426	1,038,962
Sumitomo Forestry Co. Ltd.(a)	21,564	842,316
Sumitomo Heavy Industries Ltd.	10,716	242,425
Sumitomo Metal Mining Co. Ltd.(a)	39,848	1,122,519
Sumitomo Mitsui Financial Group, Inc.	512,748	11,017,392
Sumitomo Mitsui Trust Holdings, Inc.	84,011	1,863,050
Sumitomo Realty & Development Co. Ltd.	40,099	1,210,933
Sumitomo Rubber Industries Ltd.	32,218	333,654
Suntory Beverage & Food Ltd.	15,632	530,046
Suzuken Co. Ltd.	9,022	296,499
Suzuki Motor Corp.	228,164	2,310,474
Sysmex Corp.	24,850	465,514
T&D Holdings, Inc.	72,909	1,181,525
Taiheiyo Cement Corp.	15,662	345,988
Taisei Corp.	21,382	907,077
Taiyo Yuden Co. Ltd.(a)	16,110	289,626
Takashimaya Co. Ltd.(a)	42,930	343,975
Takeda Pharmaceutical Co. Ltd.	158,633	4,440,578
TDK Corp.	150,425	1,819,518
Terumo Corp.	52,772	1,020,103
THK Co. Ltd.	14,696	247,466
TIS, Inc.	17,086	429,155
Tobu Railway Co. Ltd.	13,049	212,151
Tohoku Electric Power Co., Inc.	73,590	726,842
Tokai Carbon Co. Ltd.(a)	42,128	240,253
Tokio Marine Holdings, Inc.	118,564	4,333,920
Tokyo Electric Power Co. Holdings, Inc.(b)	849,135	3,471,796
Tokyo Electron Ltd.	12,371	1,900,420
Tokyo Gas Co. Ltd.	47,377	1,172,256
Tokyo Tatemono Co. Ltd.(a)	28,712	475,282
Tokyu Corp.(a)	37,700	467,027
Tokyu Fudosan Holdings Corp.	95,410	606,440
TOPPAN Holdings, Inc.	33,920	1,005,186
Toray Industries, Inc.	168,428	924,599
Tosoh Corp.	53,710	673,469
TOTO Ltd.(a)	19,424	547,047
Toyo Suisan Kaisha Ltd.	5,593	331,633
Toyoda Gosei Co. Ltd.	13,780	237,469
Toyota Industries Corp.	15,745	1,114,786
Toyota Motor Corp.	964,970	16,993,481
Toyota Tsusho Corp.	80,659	1,399,519
Trend Micro, Inc.(a)	7,393	391,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Tsuruha Holdings, Inc.(a)	5,248	$294,226
UBE Corp.	16,950	281,916
Unicharm Corp.	15,365	495,372
West Japan Railway Co.	56,344	1,003,151
Yakult Honsha Co. Ltd.	17,551	382,302
Yamada Holdings Co. Ltd.	113,875	327,589
Yamaha Corp.	51,339	419,273
Yamaha Motor Co. Ltd.(a)	136,204	1,210,702
Yamato Holdings Co. Ltd.	38,449	409,037
Yamazaki Baking Co. Ltd.	11,798	241,033
Yaskawa Electric Corp.(a)	12,398	362,600
Yokogawa Electric Corp.	18,002	406,072
Yokohama Rubber Co. Ltd. (The)	17,644	366,143
		369,550,170
Jordan-0.02%
Hikma Pharmaceuticals PLC	11,526	274,882
Luxembourg-0.26%
Aperam S.A.	9,253	250,535
ArcelorMittal S.A.	153,167	3,771,364
Eurofins Scientific SE	7,680	376,702
		4,398,601
Macau-0.03%
Galaxy Entertainment Group Ltd.	77,778	345,651
Sands China Ltd.(a)(b)	91,746	233,897
		579,548
Netherlands-2.08%
Aalberts N.V.	9,770	351,722
ABN AMRO Bank N.V., CVA(c)	81,703	1,347,367
Adyen N.V.(b)(c)	299	456,531
Aegon Ltd.(a)	360,035	2,269,404
Akzo Nobel N.V.	19,732	1,252,762
ASM International N.V.	597	331,974
ASR Nederland N.V.(a)	18,228	862,217
BE Semiconductor Industries N.V.(a)	1,580	167,999
Euronext N.V.(c)	4,358	479,750
EXOR N.V.	8,427	889,261
Heineken Holding N.V.	8,569	593,063
Heineken N.V.(a)	18,992	1,556,710
IMCD N.V.(a)	2,274	360,564
ING Groep N.V.	565,725	9,626,654
Koninklijke Ahold Delhaize N.V.	136,029	4,476,181
Koninklijke KPN N.V.	364,634	1,422,344
Koninklijke Philips N.V.(b)	110,394	2,890,766
NN Group N.V.	57,897	2,840,459
OCI N.V.(b)	11,136	134,983
Randstad N.V.(a)	21,404	984,098
SBM Offshore N.V.(a)	25,802	469,761
Universal Music Group N.V.(a)	18,510	463,802
Wolters Kluwer N.V.	6,398	1,074,545
		35,302,917
New Zealand-0.02%
Fisher & Paykel Healthcare Corp. Ltd.	18,260	391,119
Norway-0.69%
Aker BP ASA	37,398	795,399
DNB Bank ASA	87,465	1,801,571
Equinor ASA	190,995	4,572,112
Mowi ASA	40,873	700,522
	Shares	Value
Norway-(continued)
Norsk Hydro ASA	234,897	$1,441,700
Orkla ASA	47,553	438,437
Schibsted ASA, Class A	3,879	130,257
Schibsted ASA, Class B	4,906	152,290
Storebrand ASA	42,696	484,232
Telenor ASA	69,520	851,479
Var Energi ASA	114,231	357,800
		11,725,799
Poland-0.18%
Bank Polska Kasa Opieki S.A.	12,274	429,324
KGHM Polska Miedz S.A.	16,529	616,301
ORLEN S.A.(a)	58,418	759,192
Powszechna Kasa Oszczednosci Bank Polski S.A.	48,165	670,527
Powszechny Zaklad Ubezpieczen S.A.	56,282	557,456
		3,032,800
Portugal-0.25%
Banco Comercial Portugues S.A., Class R	957,750	481,835
EDP S.A.	460,142	1,804,387
Galp Energia SGPS S.A.	80,449	1,368,610
Jeronimo Martins SGPS S.A.	27,127	526,280
		4,181,112
Russia-0.00%
Evraz PLC(b)(d)	48,360	0
Raspadskaya OJSC(b)(d)	546	0
		0
Singapore-0.76%
CapitaLand Ascendas REIT	260,515	529,734
CapitaLand Integrated Commercial Trust	397,530	607,008
CapitaLand Investment Ltd.	224,341	476,527
DBS Group Holdings Ltd.	112,004	3,273,169
Genting Singapore Ltd.	366,763	231,497
Keppel Ltd.	90,999	440,240
Mapletree Logistics Trust	237,928	239,205
Oversea-Chinese Banking Corp. Ltd.	127,289	1,461,577
Singapore Airlines Ltd.(a)	108,310	528,901
Singapore Exchange Ltd.	39,066	335,172
Singapore Technologies Engineering Ltd.	96,397	330,820
Singapore Telecommunications Ltd.	739,203	1,748,965
STMicroelectronics N.V.	27,717	753,027
United Overseas Bank Ltd.	68,464	1,664,375
UOL Group Ltd.	64,647	262,419
		12,882,636
South Africa-0.45%
Anglo American PLC	247,447	7,635,132
South Korea-3.56%
DB Insurance Co. Ltd.	3,751	297,090
Delivery Hero SE(b)(c)	12,308	519,923
Doosan Enerbility Co. Ltd.(b)	61,159	888,578
Hana Financial Group, Inc.	21,295	924,326
Hankook Tire & Technology Co. Ltd.	7,214	184,532
Hanwha Solutions Corp.	18,703	290,710
HD Hyundai Co. Ltd.	7,174	414,844
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,559	605,884
HMM Co. Ltd.	52,054	645,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
South Korea-(continued)
Hyundai Engineering & Construction Co. Ltd.	14,748	$298,166
Hyundai Mobis Co. Ltd.	3,422	618,688
Hyundai Motor Co.	10,545	1,642,880
Hyundai Motor Co., First Pfd.	1,537	175,307
Hyundai Motor Co., Second Pfd.	2,368	276,267
Industrial Bank of Korea	26,901	274,858
Kakao Corp.	9,280	248,475
KB Financial Group, Inc.	30,971	2,026,581
Kia Corp.	33,493	2,230,440
Korea Electric Power Corp.(b)	28,402	475,425
Korea Zinc Co. Ltd.	1,047	757,178
Korean Air Lines Co. Ltd.	22,115	383,006
KT&G Corp.	6,612	525,606
LG Chem Ltd.	5,680	1,290,348
LG Chem Ltd., Preference Shares	887	134,978
LG Corp.	6,624	363,360
LG Display Co. Ltd.(b)	57,175	440,828
LG Electronics, Inc.	14,828	961,671
LG Electronics, Inc., Preference Shares	2,323	75,497
LG Energy Solution Ltd.(b)	1,227	362,321
LG H&H Co. Ltd.	1,506	361,767
LG H&H Co. Ltd., Preference Shares	317	33,469
LG Innotek Co. Ltd.	2,997	385,701
LOTTE Chemical Corp.	2,927	202,345
LS Corp.	4,489	340,253
Meritz Financial Group, Inc.	6,697	498,393
NAVER Corp.	7,149	880,674
NCSoft Corp.	1,716	270,457
POSCO Holdings, Inc.	15,432	3,751,765
Posco International Corp.	7,003	265,404
Samsung C&T Corp.	5,022	425,778
Samsung E&A Co. Ltd.(b)	17,555	227,197
Samsung Electro-Mechanics Co. Ltd.(a)	6,626	568,492
Samsung Electronics Co. Ltd.	452,607	19,416,184
Samsung Electronics Co. Ltd., Preference Shares	73,389	2,550,002
Samsung Fire & Marine Insurance Co. Ltd.	1,950	475,489
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	162	30,698
Samsung Heavy Industries Co. Ltd.(b)	54,991	382,148
Samsung Life Insurance Co. Ltd.	6,050	444,982
Samsung SDI Co. Ltd.	3,505	830,533
Samsung SDI Co. Ltd., Preference Shares	88	12,817
Samsung SDS Co. Ltd.	3,791	393,110
Shinhan Financial Group Co. Ltd.	25,444	945,853
SK hynix, Inc.	45,501	6,142,635
SK Innovation Co. Ltd.(b)	11,919	1,013,979
SK, Inc.	3,087	331,517
S-Oil Corp.	6,801	282,389
Woori Financial Group, Inc.	50,093	560,098
		60,357,667
Spain-3.16%
Acciona S.A.(a)	3,733	475,791
Acerinox S.A.	41,374	377,533
ACS Actividades de Construccion y Servicios S.A.	31,156	1,488,280
Aena SME S.A.(c)	2,949	649,922
Amadeus IT Group S.A.	12,774	923,616
	Shares	Value
Spain-(continued)
Banco Bilbao Vizcaya Argentaria S.A.(a)	794,782	$7,895,130
Banco de Sabadell S.A.	1,020,059	1,980,635
Banco Santander S.A.(a)	2,231,296	10,881,458
Bankinter S.A.	76,918	625,461
CaixaBank S.A.	367,057	2,227,591
Cellnex Telecom S.A.(a)(c)	21,477	785,767
Enagas S.A.(a)	40,953	578,878
Endesa S.A.	59,365	1,276,425
Grifols S.A.(a)(b)	39,453	438,816
Grifols S.A., Class B, Preference Shares(b)	31,455	273,022
Iberdrola S.A.(a)	686,810	10,174,201
Industria de Diseno Textil S.A.(a)	45,420	2,578,926
Logista Integral S.A.	10,496	320,199
Mapfre S.A.(a)	142,607	406,561
Merlin Properties SOCIMI S.A.	46,813	521,440
Naturgy Energy Group S.A.	18,555	460,497
Redeia Corp. S.A.	55,243	1,019,568
Repsol S.A.	265,074	3,295,056
Telefonica S.A.(a)	788,063	3,690,891
Unicaja Banco S.A.(c)	282,229	352,975
		53,698,639
Sweden-2.41%
Alfa Laval AB	14,932	655,749
Assa Abloy AB, Class B	46,123	1,434,979
Atlas Copco AB, Class A	72,586	1,189,862
Atlas Copco AB, Class B	43,489	628,149
Boliden AB	40,706	1,258,456
Castellum AB(a)(b)	42,321	525,450
Electrolux AB, Class B(a)(b)	74,307	619,454
Embracer Group AB(a)(b)	195,448	560,951
Epiroc AB, Class A(a)	24,158	468,257
Epiroc AB, Class B	14,450	246,999
Essity AB, Class B	62,224	1,749,242
Evolution AB(c)	3,308	310,703
Fastighets AB Balder, Class B(a)(b)	53,427	411,536
Getinge AB, Class B	16,787	294,399
H & M Hennes & Mauritz AB, Class B(a)	74,203	1,097,436
Hexagon AB, Class B(a)	86,121	801,485
Holmen AB, Class B(a)	7,778	305,449
Husqvarna AB, Class B(a)	43,238	277,934
Industrivarden AB, Class A	8,268	283,429
Industrivarden AB, Class C(a)	9,789	334,837
Investor AB, Class A	29,199	824,117
Investor AB, Class B	112,290	3,163,520
Kinnevik AB, Class B(a)(b)	27,557	194,649
NIBE Industrier AB, Class B(a)	51,792	248,988
Saab AB, Class B(a)	15,060	308,377
Sandvik AB(a)	66,680	1,302,435
Securitas AB, Class B(a)	69,011	806,200
Skandinaviska Enskilda Banken AB, Class A	156,714	2,203,506
Skandinaviska Enskilda Banken AB, Class C	1,889	26,940
Skanska AB, Class B(a)	35,329	713,841
SKF AB, Class B	43,367	815,863
SSAB AB, Class A	35,188	167,981
SSAB AB, Class B(a)	95,859	449,012
Svenska Cellulosa AB S.C.A., Class B(a)	52,051	685,173
Svenska Handelsbanken AB, Class A	168,448	1,744,295
Svenska Handelsbanken AB, Class B(a)	4,038	54,154
Swedbank AB, Class A	113,424	2,291,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
Sweden-(continued)
Tele2 AB, Class B	106,473	$1,110,996
Telefonaktiebolaget LM Ericsson, Class B	431,324	3,586,825
Telia Co. AB(a)	588,590	1,703,052
Trelleborg AB, Class B	11,961	395,270
Volvo AB, Class A	20,025	522,145
Volvo AB, Class B	149,638	3,869,593
Volvo Car AB, Class B(a)(b)	161,572	346,170
		40,989,648
Switzerland-4.20%
ABB Ltd.	67,142	3,719,327
Adecco Group AG	24,748	774,466
Avolta AG(b)	8,496	335,635
Baloise Holding AG(a)	3,984	764,364
Barry Callebaut AG(a)	299	522,826
Chocoladefabriken Lindt & Spruengli AG	3	348,329
Chocoladefabriken Lindt & Spruengli AG, PC(a)	28	329,316
Cie Financiere Richemont S.A.	20,505	2,972,478
Clariant AG(a)(b)	26,780	371,334
DSM-Firmenich AG	3,769	446,417
Galenica AG(b)(c)	3,335	290,034
Geberit AG	1,359	849,945
Georg Fischer AG	5,499	398,736
Givaudan S.A.	266	1,260,324
Helvetia Holding AG	3,238	547,468
Julius Baer Group Ltd.	20,024	1,219,456
Kuehne + Nagel International AG, Class R(a)	3,367	839,511
Logitech International S.A., Class R	5,201	425,607
Lonza Group AG	2,310	1,422,813
Nestle S.A.	147,129	13,880,865
Novartis AG	116,334	12,619,555
Partners Group Holding AG	528	728,465
PSP Swiss Property AG	3,014	427,335
Sandoz Group AG	39,442	1,794,891
Schindler Holding AG	904	257,181
Schindler Holding AG, PC	1,950	566,936
SGS S.A.(a)	9,312	985,368
SIG Group AG(a)(b)	19,457	418,302
Sika AG(b)	3,951	1,098,896
Sonova Holding AG, Class A	1,608	586,147
Swatch Group AG (The)	5,627	227,436
Swatch Group AG (The), BR(a)	3,087	630,288
Swiss Life Holding AG	3,194	2,601,889
Swiss Prime Site AG(a)	5,691	616,355
Swisscom AG	2,470	1,502,510
UBS Group AG(b)	240,116	7,369,815
Zurich Insurance Group AG	11,961	7,065,663
		71,216,283
Taiwan-0.16%
ASML Holding N.V.	4,140	2,792,042
Thailand-0.02%
Thai Beverage PCL	807,084	323,346
United Kingdom-11.95%
3i Group PLC	58,270	2,376,300
abrdn PLC(a)	281,428	478,143
Admiral Group PLC	24,249	799,346
Ashtead Group PLC	20,871	1,553,084
	Shares	Value
United Kingdom-(continued)
Associated British Foods PLC	30,752	$878,102
AstraZeneca PLC	57,665	8,186,215
Aviva PLC	240,874	1,403,160
B&M European Value Retail S.A.	108,501	540,680
BAE Systems PLC	196,927	3,164,743
Barclays PLC	3,995,372	12,199,554
Barratt Redrow PLC	184,283	1,057,627
Beazley PLC	49,682	482,566
Bellway PLC	12,899	470,311
Berkeley Group Holdings PLC (The)	8,985	511,273
British American Tobacco PLC	334,857	11,602,225
British Land Co. PLC (The)	112,082	574,376
BT Group PLC(a)	953,190	1,694,212
Bunzl PLC	23,655	1,037,660
Burberry Group PLC(a)	36,811	370,753
Centrica PLC	818,833	1,234,856
Compass Group PLC	86,991	2,812,778
Croda International PLC	8,199	390,546
DCC PLC	7,915	499,028
Diageo PLC	112,499	3,469,781
Direct Line Insurance Group PLC	152,729	322,613
Drax Group PLC	79,602	637,581
DS Smith PLC	161,074	1,129,648
Entain PLC	50,284	481,625
Haleon PLC	501,131	2,399,297
Halma PLC	10,998	349,955
Harbour Energy PLC	111,850	397,463
Hiscox Ltd.	25,393	353,236
Howden Joinery Group PLC	32,201	348,582
HSBC Holdings PLC	1,849,686	16,924,588
IG Group Holdings PLC	47,996	552,270
IMI PLC	14,107	299,255
Imperial Brands PLC	94,371	2,835,440
Inchcape PLC	34,208	314,894
Informa PLC	70,891	736,967
InterContinental Hotels Group PLC	4,894	538,719
Intermediate Capital Group PLC	17,449	462,575
International Consolidated Airlines Group S.A.(a)	166,457	451,338
Intertek Group PLC	9,909	592,133
Investec PLC	47,356	362,256
ITV PLC	445,529	423,295
J Sainsbury PLC	248,676	851,070
JD Sports Fashion PLC	225,004	358,703
Johnson Matthey PLC	28,798	550,920
Just Eat Takeaway.com N.V.(a)(b)(c)	33,183	377,363
Kingfisher PLC	302,857	1,138,903
Land Securities Group PLC	79,754	616,753
Legal & General Group PLC(a)	578,863	1,615,693
Lloyds Banking Group PLC	6,852,499	4,704,499
London Stock Exchange Group PLC	18,483	2,498,647
M&G PLC	197,896	493,458
Man Group PLC	102,249	261,073
Marks & Spencer Group PLC	304,818	1,472,721
Melrose Industries PLC	83,100	507,479
National Grid PLC	422,193	5,298,744
NatWest Group PLC	1,210,091	5,720,511
Next PLC	6,375	802,391
Pearson PLC	61,207	896,682
Pennon Group PLC	35,960	251,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

	Shares	Value
United Kingdom-(continued)
Persimmon PLC	53,919	$1,016,939
Phoenix Group Holdings PLC	100,194	632,737
Reckitt Benckiser Group PLC	40,708	2,451,432
RELX PLC	53,470	2,447,278
Rentokil Initial PLC	116,348	579,634
Rolls-Royce Holdings PLC(b)	197,087	1,356,624
RS Group PLC	33,584	300,082
Sage Group PLC (The)	33,993	423,658
Schroders PLC	75,417	333,542
Segro PLC	78,386	791,301
Severn Trent PLC(a)	18,408	607,750
Shell PLC	1,199,246	39,755,621
Smith & Nephew PLC(a)	65,164	805,108
Smiths Group PLC	26,663	524,131
Spectris PLC	6,085	196,831
Spirax Group PLC	2,410	200,003
SSE PLC	124,919	2,828,206
St. James’s Place PLC(a)	77,119	806,074
Standard Chartered PLC	295,341	3,418,868
Subsea 7 S.A.	24,324	371,132
Tate & Lyle PLC	45,668	440,348
Taylor Wimpey PLC	578,439	1,087,990
Tesco PLC	853,707	3,755,882
Tritax Big Box REIT PLC	137,481	249,398
Unilever PLC	198,034	12,042,704
United Utilities Group PLC	61,600	809,780
Vistry Group PLC(b)	33,042	386,360
Vodafone Group PLC	5,153,146	4,771,431
Weir Group PLC (The)	15,056	404,556
Whitbread PLC	11,553	447,525
WPP PLC	140,283	1,467,729
		202,829,046
United States-4.80%
Alcon AG	18,651	1,716,487
Amcor PLC, CDI	170,456	1,867,883
Bausch Health Cos., Inc.(b)	75,031	689,513
BP PLC	3,248,242	15,729,303
Brookfield Renewable Corp., Class A	11,610	355,059
CRH PLC	47,126	4,479,847
	Shares	Value
United States-(continued)
Experian PLC	26,414	$1,282,639
Ferguson Enterprises, Inc.	10,135	1,996,207
Ferrovial SE	19,125	765,742
GSK PLC	356,178	6,376,545
Holcim AG(b)	52,676	5,182,924
Qiagen N.V.(a)(b)	9,677	410,253
Roche Holding AG	50,620	15,683,009
Roche Holding AG, BR(a)	2,109	715,114
Sanofi S.A.	112,402	11,850,267
Signify N.V.	22,517	550,515
Smurfit WestRock PLC	30,787	1,589,191
Stellantis N.V.	334,244	4,570,739
Swiss Re AG	31,020	3,969,427
Tenaris S.A.(a)	36,965	607,785
Waste Connections, Inc.	5,990	1,057,655
		81,446,104
Zambia-0.08%
First Quantum Minerals Ltd.(b)	102,870	1,327,617
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $1,433,947,238)		1,690,495,368
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.00%
Invesco Private Government Fund, 4.84%(e)(f)(g)	37,612,648	37,612,648
Invesco Private Prime Fund, 4.99%(e)(f)(g)	98,106,231	98,135,663
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,754,334)		135,748,311
TOTAL INVESTMENTS IN SECURITIES-107.60% (Cost $1,569,701,572)		1,826,243,679
OTHER ASSETS LESS LIABILITIES-(7.60)%		(129,033,967)
NET ASSETS-100.00%		$1,697,209,712

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $14,829,406, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$47,897,752	$(47,897,752)	$-	$-	$-	$27,225
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,489,437	227,513,570	(223,390,359)	-	-	37,612,648	1,880,552 *
Invesco Private Prime Fund	86,337,423	500,253,364	(488,465,419)	(8,279)	18,574	98,135,663	5,047,680 *
Total	$119,826,860	$775,664,686	$(759,753,530)	$(8,279)	$18,574	$135,748,311	$6,955,457

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Australia-6.46%
Accent Group Ltd.(a)	76,217	$117,253
ALS Ltd.(a)	63,992	587,953
Amotiv Ltd.(a)	25,975	179,939
AMP Ltd.	701,592	652,301
Ansell Ltd.	16,967	343,395
ARB Corp. Ltd.	6,719	181,170
Atlas Arteria Ltd.	112,570	358,665
AUB Group Ltd.	6,422	133,953
Bapcor Ltd.(a)	80,894	241,242
Beach Energy Ltd.	449,787	366,667
Bega Cheese Ltd.	56,179	188,458
Breville Group Ltd.	12,050	249,286
Brickworks Ltd.	9,949	175,912
BWP Trust(a)	69,671	156,637
CAR Group Ltd.	15,495	379,860
Centuria Capital Group	108,475	130,407
Centuria Industrial REIT	100,252	199,301
Challenger Ltd.	74,409	293,312
Champion Iron Ltd.	66,331	253,384
Charter Hall Group	77,479	760,947
Charter Hall Long Wale REIT(a)	141,820	359,570
Charter Hall Retail REIT	97,973	215,881
Cleanaway Waste Management Ltd.	334,215	595,557
Cochlear Ltd.	2,567	473,012
Collins Foods Ltd.	22,578	122,686
Coronado Global Resources, Inc., CDI(a)(b)	225,290	149,369
Corporate Travel Management Ltd.	8,373	67,510
Credit Corp. Group Ltd.	10,619	119,416
Data# 3 Ltd.	24,892	118,689
Deterra Royalties Ltd.	35,098	84,513
Domino’s Pizza Enterprises Ltd.(a)	11,094	241,655
Downer EDI Ltd.	83,696	305,221
Eagers Automotive Ltd.	22,321	161,185
EBOS Group Ltd.	8,866	192,596
Elders Ltd.	49,020	272,148
Flight Centre Travel Group Ltd.(a)	12,914	134,432
GrainCorp Ltd., Class A	55,208	324,687
Growthpoint Properties Australia Ltd.	85,282	146,855
Harvey Norman Holdings Ltd.(a)	190,924	569,901
Healius Ltd.(a)(c)	172,967	186,235
Helia Group Ltd.	78,808	208,408
HomeCo Daily Needs REIT(b)	277,343	218,920
IDP Education Ltd.(a)	13,533	122,623
IGO Ltd.	79,673	271,647
Iluka Resources Ltd.(a)	87,538	334,844
Ingenia Communities Group	55,155	173,141
Inghams Group Ltd.(a)	146,519	274,106
Insignia Financial Ltd.(a)	151,360	326,065
IPH Ltd.	24,858	87,053
IRESS Ltd.(a)(c)	39,893	258,198
Johns Lyng Group Ltd.(a)	30,670	76,433
Kelsian Group Ltd.	24,765	63,106
Lottery Corp. Ltd. (The)	156,522	509,024
Lynas Rare Earths Ltd.(a)(c)	69,625	344,390
Magellan Financial Group Ltd.(a)	61,875	431,456
McMillan Shakespeare Ltd.	13,350	127,506
Monadelphous Group Ltd.	14,549	119,377
	Shares	Value
Australia-(continued)
National Storage REIT(a)	194,098	$317,825
New Hope Corp. Ltd.(a)	128,467	408,238
NEXTDC Ltd.(c)	22,529	239,523
nib holdings Ltd.(a)	64,911	244,553
Nine Entertainment Co. Holdings Ltd.(a)	206,401	158,054
NRW Holdings Ltd.	64,542	161,885
Nufarm Ltd.	83,223	208,731
OceanaGold Corp.	158,930	450,356
Perpetual Ltd.(a)	18,981	250,679
Perseus Mining Ltd.	194,106	361,198
PEXA Group Ltd.(c)	13,894	122,853
Pilbara Minerals Ltd.(a)(c)	79,120	145,855
Premier Investments Ltd.	11,544	252,840
Qube Holdings Ltd.	226,553	549,950
Ramelius Resources Ltd.	156,144	242,473
REA Group Ltd.(a)	1,655	243,515
Reece Ltd.	19,035	282,297
Region RE Ltd.	266,977	382,106
Regis Resources Ltd.(a)(c)	250,518	439,209
Resolute Mining Ltd.(c)	675,030	359,232
Sandfire Resources Ltd.(c)	81,418	548,418
SEEK Ltd.(a)	30,525	493,580
Seven Group Holdings Ltd.	21,203	574,958
Sigma Healthcare Ltd.	223,500	285,591
SmartGroup Corp. Ltd.	17,274	87,229
Star Entertainment Group Ltd. (The)(a)(c)	1,249,833	193,930
Steadfast Group Ltd.	80,744	289,426
Super Retail Group Ltd.	42,087	397,210
Tabcorp Holdings Ltd.(a)	619,466	189,132
Technology One Ltd.	10,176	161,421
TPG Telecom Ltd.(a)	74,220	218,655
Ventia Services Group Pty. Ltd.	147,373	440,522
Waypoint REIT Ltd.	105,441	170,985
WEB Travel Group Ltd.(a)(c)	26,503	69,274
Webjet Group Ltd.(c)	26,929	13,670
West African Resources Ltd.(c)	262,551	313,706
Westgold Resources Ltd.	92,606	194,010
Yancoal Australia Ltd.	163,275	695,387
		25,895,933
Austria-0.51%
AT&S Austria Technologie & Systemtechnik AG(a)(c)	9,875	180,921
CA Immobilien Anlagen AG(a)	6,601	159,745
EVN AG	9,041	250,641
Immofinanz AG(a)(c)	6,217	100,837
Kontron AG(a)	7,447	125,162
Lenzing AG(c)	5,821	199,314
Schoeller-Bleckmann Oilfield Equipment AG	2,345	70,268
Telekom Austria AG	16,912	139,531
UNIQA Insurance Group AG	15,960	124,870
Verbund AG	8,170	671,536
		2,022,825
Belgium-1.38%
Ackermans & van Haaren N.V.	2,825	574,207
Aedifica S.A.	9,017	580,994
Azelis Group N.V.(a)	13,277	265,477
Barco N.V.(a)	12,435	154,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Belgium-(continued)
Bekaert S.A.	5,306	$193,530
CMB.Tech N.V.(a)	4,500	63,676
Deme Group N.V.	876	133,672
D’Ieteren Group(a)	2,071	447,500
Fagron	5,541	111,938
Galapagos N.V.(a)(c)	7,449	198,478
KBC Ancora	3,791	192,052
Lotus Bakeries N.V.	13	170,077
Melexis N.V.(a)	2,549	166,150
Montea N.V.	2,017	147,413
Shurgard Self Storage Ltd.(a)	2,349	100,400
Sofina S.A.(a)	2,258	552,536
Solvay S.A., Class A(a)	18,711	759,772
Warehouses De Pauw C.V.A.(a)	20,736	492,537
Xior Student Housing N.V.(a)(b)	6,580	220,630
		5,525,371
Bermuda-0.03%
Conduit Holdings Ltd.	20,367	134,644
Brazil-0.05%
ERO Copper Corp.(c)	9,746	178,776
Canada-9.82%
Advantage Energy Ltd.(c)	38,497	240,546
Aecon Group, Inc.	31,628	526,169
Ag Growth International, Inc.	3,533	125,104
Alamos Gold, Inc., Class A(a)	40,625	819,815
Algoma Steel Group, Inc.	48,852	506,411
Altus Group Ltd.	3,668	138,621
Aritzia, Inc.(c)	8,074	259,663
Artis REIT(a)	33,740	187,586
ATCO Ltd., Class I	22,416	777,030
Athabasca Oil Corp.(c)	72,837	270,144
ATS Corp.(c)	6,954	208,178
Badger Infrastructure Solutions Ltd.	3,518	91,411
Ballard Power Systems, Inc.(a)(c)	40,874	64,803
Baytex Energy Corp.	176,191	496,740
Birchcliff Energy Ltd.	96,011	357,471
Bird Construction, Inc.	9,427	204,980
BlackBerry Ltd.(c)	61,601	139,204
Boardwalk REIT, Class E	5,468	283,609
Boralex, Inc., Class A	13,246	318,048
Boyd Group Services, Inc.	1,383	214,998
Brookfield Asset Management Ltd., Class A	5,105	270,531
Brookfield Business Corp., Class A	5,893	141,454
Brookfield Infrastructure Corp., Class A	15,068	618,740
BRP, Inc.	5,730	282,194
Canada Goose Holdings, Inc.(c)	8,841	86,891
Canadian Western Bank	26,755	1,098,837
Canfor Corp.(c)	25,407	302,744
Capstone Copper Corp.(c)	84,177	581,531
Cardinal Energy Ltd.(a)	28,714	132,040
Cascades, Inc.	20,428	153,728
Centerra Gold, Inc.	77,961	550,333
CES Energy Solutions Corp.	38,770	221,948
Chartwell Retirement Residences	43,575	489,220
Chemtrade Logistics Income Fund	31,743	245,937
Choice Properties REIT	43,398	441,467
Cineplex, Inc.(c)	30,683	220,115
Cogeco Communications, Inc.	4,450	223,945
Cogeco, Inc.	3,730	162,692
	Shares	Value
Canada-(continued)
Colliers International Group, Inc.	2,345	$358,054
Converge Technology Solutions Corp.	47,704	102,667
Crombie REIT	22,256	238,374
CT REIT(a)	13,779	150,546
Definity Financial Corp.	7,798	300,575
dentalcorp Holdings Ltd.(c)	24,186	162,923
Descartes Systems Group, Inc. (The)(c)	3,046	316,083
Dream Industrial REIT(a)	44,282	419,963
Dundee Precious Metals, Inc.	36,815	373,974
Enerflex Ltd.	44,522	293,843
Enghouse Systems Ltd.	5,587	118,117
EQB, Inc.	3,790	290,432
Equinox Gold Corp.(c)	88,226	487,349
Exchange Income Corp.	5,680	223,093
Fiera Capital Corp.	30,426	211,942
First Majestic Silver Corp.	43,067	317,916
FirstService Corp.	2,500	462,355
Fortuna Mining Corp., Class C(c)	93,734	465,997
Freehold Royalties Ltd.(a)	13,673	134,675
goeasy Ltd.	1,333	169,385
Granite REIT(a)	11,025	600,939
H&R REIT	74,361	563,862
Hudbay Minerals, Inc.	53,752	481,626
IAMGOLD Corp.(c)	200,505	1,111,879
IGM Financial, Inc.	19,169	575,228
Innergex Renewable Energy, Inc.	60,106	393,247
Interfor Corp.(c)	27,158	373,874
International Petroleum Corp.(c)	23,341	265,233
InterRent REIT	25,007	204,333
Ivanhoe Mines Ltd., Class A(a)(c)	16,219	214,206
Kelt Exploration Ltd.(c)	38,195	178,926
Killam Apartment REIT(a)	23,298	312,545
Labrador Iron Ore Royalty Corp.	8,322	181,849
Laurentian Bank of Canada(a)	16,452	307,807
Lightspeed Commerce, Inc.(c)	22,753	343,592
Linamar Corp.	11,762	480,707
Lundin Gold, Inc.	8,896	214,877
Major Drilling Group International, Inc.(c)	17,366	104,399
Maple Leaf Foods, Inc.	14,931	225,580
Martinrea International, Inc.	16,226	119,895
Mattr Corp.(c)	14,024	122,237
MTY Food Group, Inc.	3,018	96,865
Mullen Group Ltd.	20,623	222,807
New Gold, Inc.(c)	185,136	508,677
NFI Group, Inc.(c)	16,966	192,913
North West Co., Inc. (The)	8,665	325,788
NorthWest Healthcare Properties REIT(a)	125,782	464,706
Nuvei Corp.(b)	6,521	219,261
NuVista Energy Ltd.(c)	48,935	392,477
Obsidian Energy Ltd.(c)	39,884	226,037
Osisko Gold Royalties Ltd.(a)	14,600	293,477
Pan American Silver Corp.	43,221	1,009,560
Paramount Resources Ltd., Class A	13,302	256,316
Pason Systems, Inc.	12,117	117,089
Peyto Exploration & Development Corp.(a)	39,263	427,571
PrairieSky Royalty Ltd.	23,116	462,005
Precision Drilling Corp.(c)	5,462	327,693
Premium Brands Holdings Corp.	5,331	332,492
Primaris REIT	14,266	159,859
Quebecor, Inc., Class B	12,211	303,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Canada-(continued)
RB Global, Inc.	8,671	$733,827
Richelieu Hardware Ltd.	6,026	158,610
Russel Metals, Inc.	15,130	420,811
Sandstorm Gold Ltd.	42,551	257,635
Secure Energy Services, Inc.	41,593	462,791
Sienna Senior Living, Inc.(a)	23,310	287,957
Silvercorp Metals, Inc.	43,765	205,332
Slate Grocery REIT, Class U	15,149	146,714
Stelco Holdings, Inc.(a)	19,135	935,233
Stella-Jones, Inc.	7,681	463,852
SunOpta, Inc.(c)	18,182	119,218
Superior Plus Corp.	60,795	287,849
Tamarack Valley Energy Ltd.	94,257	280,617
Taseko Mines Ltd.(c)	69,580	154,240
Topaz Energy Corp.	10,866	208,208
Torex Gold Resources, Inc.(c)	25,822	556,286
Tourmaline Oil Corp.	2	92
TransAlta Corp.	66,174	691,197
Transcontinental, Inc., Class A	20,665	254,986
Trican Well Service Ltd.(a)	34,237	113,472
Westshore Terminals Investment Corp.	8,415	138,907
Whitecap Resources, Inc.(a)	75,724	564,419
Winpak Ltd.	4,419	157,270
		39,368,807
China-0.88%
AAC Technologies Holdings, Inc.	242,408	979,050
BOC Aviation Ltd.(b)	22,285	172,836
Budweiser Brewing Co. APAC Ltd.(b)	244,113	254,595
Chow Tai Fook Jewellery Group Ltd.	325,507	308,293
CITIC Telecom International Holdings Ltd.	314,484	90,147
ESR Group Ltd.(b)	341,473	462,922
Jinchuan Group International Resources Co. Ltd.	1,812,032	130,681
MMG Ltd.(c)	985,629	346,912
Nexteer Automotive Group Ltd.	500,557	182,669
Powerlong Real Estate Holdings Ltd.(c)	1,212,314	93,313
VSTECS Holdings Ltd.	325,492	188,200
Wharf (Holdings) Ltd. (The)	116,674	330,571
		3,540,189
Colombia-0.12%
Aris Mining Corp.(c)	37,898	175,631
Parex Resources, Inc.	30,850	286,159
		461,790
Denmark-1.58%
Alm Brand A/S	120,898	234,953
Bavarian Nordic A/S(c)	5,465	171,756
D/S Norden A/S	12,319	424,782
Demant A/S(c)	5,725	211,085
Dfds A/S(a)	7,921	180,832
FLSmidth & Co. A/S(a)	12,573	657,040
GN Store Nord A/S(a)(c)	19,894	390,411
H Lundbeck A/S, Class A	8,730	45,488
H. Lundbeck A/S	64,774	420,917
Matas A/S	8,560	153,016
NKT A/S(c)	5,434	508,571
Novonesis (Novozymes) B, Class B	9,869	619,084
Ringkjoebing Landbobank A/S	1,976	326,240
ROCKWOOL A/S, Class B	1,335	576,696
	Shares	Value
Denmark-(continued)
Royal Unibrew A/S	7,695	$577,882
Scandinavian Tobacco Group A/S(b)	7,306	109,894
Spar Nord Bank A/S	9,385	180,584
Sydbank A/S	11,616	553,391
		6,342,622
Egypt-0.20%
Centamin PLC	383,012	783,467
Faroe Islands-0.10%
Bakkafrost P/F	6,713	403,723
Finland-0.60%
Cargotec OYJ, Class B	8,108	489,811
Citycon OYJ(a)(c)	29,646	114,582
Kalmar OYJ, Class B(c)	8,226	255,671
Kemira OYJ	11,947	253,142
Kojamo OYJ(a)(c)	45,260	444,707
Metsa Board OYJ(a)	37,154	199,495
Nokian Renkaat OYJ(a)	66,142	547,908
Tokmanni Group Corp.(a)	8,707	99,416
		2,404,732
France-3.07%
Aeroports de Paris S.A.	4,509	535,388
Alten S.A.	3,564	300,897
ARGAN S.A.	1,336	98,992
Ayvens S.A.(a)(b)	90,960	603,206
Beneteau SACA(a)	11,350	124,615
bioMerieux	3,970	443,479
Clariane SE(a)(c)	120,650	272,486
Coface S.A.	29,485	474,564
Dassault Aviation S.A.	2,899	584,218
Derichebourg S.A.	29,043	164,604
Elior Group S.A.(a)(b)(c)	79,424	362,987
Eramet S.A.(a)	4,826	284,643
Euroapi S.A.(a)(c)	21,192	82,670
Eutelsat Communications SACA(a)(c)	41,031	171,361
Fnac Darty S.A.(a)	4,261	119,323
Gaztransport Et Technigaz S.A.	2,459	357,092
ICADE(a)	13,166	343,705
ID Logistics Group SACA(c)	410	182,614
Imerys S.A.	11,525	373,409
Ipsen S.A.	4,287	521,609
Ipsos S.A.	5,987	293,430
JCDecaux SE(c)	11,189	210,894
La Francaise des Jeux SAEM(b)	11,830	504,701
Mercialys S.A.	32,859	386,937
Mersen S.A.	4,398	102,421
Metropole Television S.A.	7,683	96,874
Neoen S.A.(b)	5,252	225,522
Nexity S.A.(a)(c)	18,082	281,914
OPmobility SE	21,889	214,739
Remy Cointreau S.A.	2,620	164,560
Rubis S.C.A.	22,675	554,513
Sartorius Stedim Biotech	887	177,591
Societe BIC S.A.	3,584	261,713
SOITEC(a)(c)	1,828	144,475
Solutions 30 SE(a)(c)	45,812	61,388
Television Francaise 1 S.A.(a)	13,713	113,557
Trigano S.A.	1,632	222,685
Vallourec SACA(a)(c)	41,088	675,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
France-(continued)
Verallia S.A.(b)	15,729	$452,732
Virbac SACA	419	158,942
Viridien(a)(c)	13,703	573,554
		12,280,182
Georgia-0.10%
Bank of Georgia Group PLC	4,453	238,722
TBC Bank Group PLC	4,277	151,215
		389,937
Germany-2.91%
1&1 AG	8,671	121,583
AIXTRON SE	4,294	68,051
Auto1 Group SE(b)(c)	61,120	626,012
Bechtle AG	12,206	415,962
Bilfinger SE	5,250	251,865
CANCOM SE	9,478	252,607
Carl Zeiss Meditec AG, BR	2,198	138,101
CompuGroup Medical SE & Co. KGaA	4,156	61,673
CTS Eventim AG & Co. KGaA	3,047	319,364
Deutsche Pfandbriefbank AG(b)(c)	93,088	527,636
Deutsche Wohnen SE	6,629	169,028
Deutz AG	45,613	202,441
Duerr AG	20,207	467,375
DWS Group GmbH & Co. KGaA(b)	12,156	517,799
Encavis AG(c)	13,260	247,729
Evotec SE(a)(c)	17,443	134,643
Fielmann Group AG	3,528	177,115
flatexDEGIRO AG	11,931	174,928
Fraport AG Frankfurt Airport Services Worldwide(c)	8,021	433,198
Gerresheimer AG	5,251	441,385
Grand City Properties S.A.(c)	23,910	316,299
Hamburger Hafen und Logistik AG	7,746	135,260
Hensoldt AG	3,432	116,547
Jenoptik AG	7,263	170,065
Krones AG	2,650	344,513
METRO AG	23,795	111,872
Mutares SE & Co. KGaA(a)	4,749	127,012
Nemetschek SE	1,497	160,994
Nordex SE(c)	34,254	487,196
Rational AG	240	234,579
SAF-Holland SE	7,803	120,472
Salzgitter AG(a)	7,283	111,017
Sartorius AG	115	23,529
Sartorius AG, Preference Shares(a)	960	248,214
Schaeffler AG(c)	4	20
Scout24 SE(b)	6,436	554,903
SGL Carbon SE(c)	14,994	76,370
Siltronic AG	6,004	340,399
Sirius Real Estate Ltd.	225,307	260,156
Sixt SE	2,811	222,223
Sixt SE, Preference Shares	3,541	220,993
Softwareone Holding AG(c)	18,755	169,241
Stabilus SE(a)	3,183	125,770
Stroeer SE & Co. KGaA(a)	6,502	385,059
Suedzucker AG	22,325	267,336
TeamViewer SE(b)(c)	9,629	138,451
Traton SE(a)	14,394	459,996
		11,676,981
	Shares	Value
Ghana-0.03%
Tullow Oil PLC(a)(c)	363,896	$111,066
Hong Kong-1.23%
ASMPT Ltd.	45,168	489,640
Cathay Pacific Airways Ltd.(a)	282,711	294,039
CK Infrastructure Holdings Ltd.	92,321	653,274
Cowell e Holdings, Inc.(a)(c)	99,104	305,814
DFI Retail Group Holdings Ltd.	55,964	132,805
Hang Lung Properties Ltd.	463,202	389,058
Hongkong Land Holdings Ltd.	112,610	482,825
Hysan Development Co. Ltd.	73,897	119,853
Kerry Properties Ltd.	77,165	162,983
Man Wah Holdings Ltd.	390,966	284,041
Melco International Development Ltd.(a)(c)	181,965	111,943
Pacific Basin Shipping Ltd.	893,214	245,996
PCCW Ltd.	362,154	198,890
Sino Land Co. Ltd.	281,561	281,763
Swire Properties Ltd.	139,503	283,905
United Energy Group Ltd.(a)	3,566,137	148,616
United Laboratories International Holdings Ltd. (The)	241,315	327,546
		4,912,991
Indonesia-0.06%
Nickel Industries Ltd.	422,978	248,714
Iraq-0.03%
Gulf Keystone Petroleum Ltd.	81,367	135,100
Ireland-0.29%
Cairn Homes PLC	108,671	253,639
Dalata Hotel Group PLC	31,848	149,093
Glanbia PLC	33,364	554,003
Greencore Group PLC(c)	82,701	221,754
		1,178,489
Israel-1.58%
Airport City Ltd.(c)	8,653	131,264
Alony Hetz Properties & Investments Ltd.	37,445	302,109
Amot Investments Ltd.	33,880	164,576
Ashtrom Group Ltd.(a)(c)	8,423	128,566
Azrieli Group Ltd.	5,231	398,757
Bezeq The Israeli Telecommunication Corp. Ltd.	319,547	408,923
Big Shopping Centers Ltd.(a)(c)	2,078	248,079
Clal Insurance Enterprises Holdings Ltd.(c)	6,502	124,411
Delek Group Ltd.	2,946	346,517
El Al Israel Airlines(c)	76,419	148,206
Elbit Systems Ltd.	2,784	636,772
Energean PLC(a)	9,252	119,017
Enlight Renewable Energy Ltd.(c)	7,438	117,916
Fattal Holdings 1998 Ltd.(c)	920	115,627
First International Bank of Israel Ltd. (The)	12,079	535,219
Harel Insurance Investments & Financial Services Ltd.(a)	21,496	223,812
Israel Corp. Ltd.	520	113,437
Melisron Ltd.(a)	3,628	287,104
Mivne Real Estate KD Ltd.(a)	74,052	201,623
Nova Ltd.(c)	963	180,833
Oil Refineries Ltd.(a)	299,805	76,338
Perion Network Ltd.(c)	5,478	44,469
Phoenix Holdings Ltd. (The)	19,954	231,030
Plus500 Ltd.	21,111	634,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Israel-(continued)
Shikun & Binui Ltd.(a)(c)	50,009	$132,146
Shufersal Ltd.	17,681	156,330
Strauss Group Ltd.	6,500	109,367
		6,317,299
Italy-2.78%
ACEA S.p.A.	19,155	362,816
Amplifon S.p.A.(a)	9,591	267,399
Anima Holding S.p.A.(b)	64,298	388,820
Ariston Holding N.V.(a)	21,346	89,676
Banca Generali S.p.A.(a)	12,069	533,812
Banca IFIS S.p.A.	10,589	253,290
Banca Mediolanum S.p.A.	55,751	687,798
BFF Bank S.p.A.(a)(b)	34,284	334,132
Brembo N.V.(a)	31,218	327,234
Brunello Cucinelli S.p.A.(a)	1,011	99,816
Buzzi S.p.A.	18,100	707,749
Credito Emiliano S.p.A.	14,039	151,309
Danieli & C. Officine Meccaniche S.p.A.(a)	2,806	75,835
Danieli & C. Officine Meccaniche S.p.A., RSP	9,031	182,205
Davide Campari-Milano N.V.(a)	36,321	243,380
De’ Longhi S.p.A.	12,080	376,830
DiaSorin S.p.A.(a)	2,318	251,274
doValue S.p.A.(a)(b)(c)	12,159	67,762
Enav S.p.A.(b)	53,538	226,389
ERG S.p.A.(a)	10,797	242,010
F.I.L.A - Fabbrica Italiana Lapis ed Affini - S.p.A.	12,533	135,112
Fincantieri S.p.A.(a)(c)	41,355	230,237
Illimity Bank S.p.A.(a)	21,394	86,637
Infrastrutture Wireless Italiane S.p.A.(a)(b)	36,432	409,970
Interpump Group S.p.A.(a)	8,569	380,010
Iren S.p.A.	190,934	412,732
Maire S.p.A.	48,132	362,583
MFE-MediaForEurope N.V., Class A	57,301	187,124
MFE-MediaForEurope N.V., Class B(a)	19,123	88,151
OVS S.p.A.(b)	87,867	269,186
Piaggio & C S.p.A.(a)	55,303	132,902
Prada S.p.A.	48,290	370,733
Recordati Industria Chimica e Farmaceutica S.p.A.	9,582	542,615
Reply S.p.A.	1,749	266,132
Saipem S.p.A.(a)(c)	328,487	779,502
Salvatore Ferragamo S.p.A.(a)	11,534	76,876
Sesa S.p.A.(a)	1,107	95,952
Technogym S.p.A.(b)	14,348	154,372
Webuild S.p.A.(a)	96,759	273,856
Webuild S.p.A., Wts., expiring 08/31/2030(c)(d)	6,553	0
		11,124,218
Japan-31.86%
77 Bank Ltd. (The)	19,832	509,259
ABC-MART, Inc.	14,813	289,509
ACOM Co. Ltd.	90,176	211,347
Activia Properties, Inc.	119	253,150
Adastria Co. Ltd.	6,470	149,152
ADEKA Corp.	14,800	266,326
Advance Residence Investment Corp.	214	428,950
AEON Financial Service Co. Ltd.	57,954	465,476
AEON Hokkaido Corp.	17,417	102,251
	Shares	Value
Japan-(continued)
AEON Mall Co. Ltd.	37,566	$496,207
AEON REIT Investment Corp.	364	303,445
Ahresty Corp.	25,263	90,508
Aica Kogyo Co. Ltd.	10,986	237,132
Aichi Financial Group, Inc.(a)	9,500	141,375
Aichi Steel Corp.	4,993	140,400
Aiful Corp.	75,212	157,648
Ain Holdings, Inc.	10,802	355,833
Air Water, Inc.	28,410	356,468
Aisan Industry Co. Ltd.	16,409	144,810
Alfresa Holdings Corp.	31,833	458,128
Alps Alpine Co. Ltd.	85,577	838,819
Amano Corp.	8,612	247,762
Anritsu Corp.	41,068	308,501
Aoyama Trading Co. Ltd.(a)	25,946	221,941
Arata Corp.	4,940	110,627
Arclands Corp.	18,671	203,479
Arcs Co. Ltd.	5,936	98,244
ARE Holdings, Inc.	21,843	266,745
Ariake Japan Co. Ltd.	3,139	109,315
artience Co. Ltd.	11,065	264,535
As One Corp.(a)	6,549	122,162
Asahi Intecc Co. Ltd.(a)	9,380	149,922
Asanuma Corp.(a)	25,590	110,733
ASICS Corp.	58,110	1,012,436
ASKUL Corp.	12,372	155,615
Autobacs Seven Co. Ltd.(a)	13,559	125,819
Azbil Corp.	69,876	541,980
Bank of Nagoya Ltd. (The)	5,294	206,767
BayCurrent Consulting, Inc.	7,565	245,234
Bell System24 Holdings, Inc.	9,934	85,729
Bic Camera, Inc.(a)	36,300	402,992
BIPROGY, Inc.	12,032	378,722
BML, Inc.	5,983	109,404
Bunka Shutter Co. Ltd.	9,553	114,658
Calbee, Inc.	13,790	307,556
Canon Marketing Japan, Inc.	11,364	340,501
Capcom Co. Ltd.	16,584	327,342
Casio Computer Co. Ltd.	75,216	546,869
Central Glass Co. Ltd.	9,430	214,268
Chiba Kogyo Bank Ltd. (The)	19,728	143,962
Chiyoda Corp.(a)(c)	71,371	136,769
Chugin Financial Group, Inc.	30,127	285,548
Chugoku Marine Paints Ltd.	8,445	120,321
Citizen Watch Co. Ltd.	64,450	382,195
CKD Corp.	13,508	226,803
Colowide Co. Ltd.	12,174	134,486
Comforia Residential REIT, Inc.	119	232,622
COMSYS Holdings Corp.	26,953	564,075
Cosmos Pharmaceutical Corp.	7,266	348,344
Create SD Holdings Co. Ltd.	6,464	126,642
Dai-Dan Co. Ltd.	11,242	218,948
Daido Steel Co. Ltd.	37,550	290,026
Daihen Corp.	4,491	185,827
Daiichikosho Co. Ltd.	14,634	182,399
Daio Paper Corp.	23,109	130,695
Daiseki Co. Ltd.	6,257	159,349
Daishi Hokuetsu Financial Group, Inc.	16,784	265,796
Daiwa Office Investment Corp.	117	230,473
Daiwa Securities Living Investments Corp.(a)	344	206,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Daiwabo Holdings Co. Ltd.	20,133	$361,506
DCM Holdings Co. Ltd.	25,746	240,367
DeNA Co. Ltd.	28,724	351,021
Denka Co. Ltd.	32,191	453,789
Descente Ltd.	4,779	135,025
Dexerials Corp.	13,517	205,850
DIC Corp.(a)	23,910	519,235
Digital Garage, Inc.	4,655	95,814
DMG Mori Co. Ltd.(a)	25,723	489,248
Doutor Nichires Holdings Co. Ltd.	8,175	119,570
Dowa Holdings Co. Ltd.	12,859	435,782
DTS Corp.	4,999	129,155
Duskin Co. Ltd.	6,252	165,246
DyDo Group Holdings, Inc.	5,770	115,422
Earth Corp.(a)	6,012	204,865
EDION Corp.	18,858	217,857
Elecom Co. Ltd.	9,796	92,116
eRex Co. Ltd.(a)(c)	25,905	105,787
Exedy Corp.	9,192	252,221
EXEO Group, Inc.	40,729	415,798
Ezaki Glico Co. Ltd.	12,197	358,443
Fancl Corp.	3,951	72,169
FCC Co. Ltd.	10,107	156,786
Ferrotec Holdings Corp.	17,376	289,617
First Bank of Toyama Ltd. (The)(a)	21,930	158,408
Food & Life Cos. Ltd.	14,364	282,537
FP Corp.	11,626	203,164
Frontier Real Estate Investment Corp.	102	270,180
Fuji Co. Ltd.(a)	8,897	119,082
Fuji Corp.	14,829	217,654
Fuji Media Holdings, Inc.	19,063	214,952
Fuji Oil Co. Ltd.(a)	60,269	132,227
Fuji Oil Holdings, Inc.	13,782	295,924
Fuji Soft, Inc.	5,484	334,937
Fujimi, Inc.	6,007	92,185
Fujitec Co. Ltd.	14,365	515,578
Fujitsu General Ltd.(a)	16,677	207,449
Fukuda Denshi Co. Ltd.	2,470	124,088
Fukuoka REIT Corp.	126	117,248
Fukuyama Transporting Co. Ltd.(a)	6,069	153,955
Futaba Industrial Co. Ltd.	31,583	134,404
Fuyo General Lease Co. Ltd.	2,846	200,883
Geo Holdings Corp.	15,425	153,676
Global One Real Estate Investment Corp.(a)	197	126,603
Glory Ltd.	14,095	228,036
GMO Internet Group, Inc.	12,688	218,721
GMO Payment Gateway, Inc.	2,143	128,035
Godo Steel Ltd.	3,458	87,874
GOLDWIN, Inc.	3,077	159,187
GS Yuasa Corp.	29,122	513,918
GungHo Online Entertainment, Inc.	7,234	160,725
Gunma Bank Ltd. (The)	95,213	534,844
Gunze Ltd.	3,577	125,328
H.I.S. Co. Ltd.(a)	15,031	171,823
H.U. Group Holdings, Inc.	16,491	283,054
H2O Retailing Corp.	30,039	400,974
Hachijuni Bank Ltd. (The)	87,923	481,279
Hagiwara Electric Holdings Co. Ltd.	4,513	99,201
Hamamatsu Photonics K.K.	28,332	373,677
Hanwa Co. Ltd.	7,842	259,176
	Shares	Value
Japan-(continued)
Happinet Corp.	4,993	$133,090
Harmonic Drive Systems, Inc.	4,458	80,809
Hazama Ando Corp.	57,710	425,198
Heiwa Corp.	19,369	263,828
Heiwa Real Estate Co. Ltd.(a)	4,452	121,974
Heiwa Real Estate REIT, Inc.(a)	184	146,640
Heiwado Co. Ltd.	8,173	117,667
Hino Motors Ltd.(c)	177,263	434,097
Hirogin Holdings, Inc.	55,589	405,005
Hisamitsu Pharmaceutical Co., Inc.	11,686	342,715
Hokkaido Electric Power Co., Inc.	90,237	579,026
Hokkoku Financial Holdings, Inc.	5,208	148,307
Hokuetsu Corp.(a)	39,890	396,782
Hokuhoku Financial Group, Inc.	29,484	307,373
Hokuriku Electric Power Co.	85,434	591,019
Horiba Ltd.	5,737	351,785
Hoshino Resorts REIT, Inc.(a)	98	148,389
Hoshizaki Corp.	14,943	489,909
Hosiden Corp.	9,954	148,725
House Foods Group, Inc.	12,371	240,531
Hulic Reit, Inc.	247	213,360
Hyakugo Bank Ltd. (The)	37,674	135,248
Hyakujushi Bank Ltd. (The)	6,075	100,559
Ichigo Office REIT Investment Corp.(a)	224	114,699
Idec Corp.	6,767	108,810
IDOM, Inc.	30,952	213,556
Iino Kaiun Kaisha Ltd.	23,864	174,637
Inaba Denki Sangyo Co. Ltd.	5,497	137,527
Inabata & Co. Ltd.	23,573	500,259
Industrial & Infrastructure Fund Investment Corp.	373	280,995
INFRONEER Holdings, Inc.	50,416	378,034
Internet Initiative Japan, Inc.	13,776	263,844
Invincible Investment Corp.(a)	861	349,815
IRISO Electronics Co. Ltd.	5,732	101,603
Ishihara Sangyo Kaisha Ltd.(a)	16,872	161,050
ITO EN Ltd.(a)	12,882	281,602
Itochu Enex Co. Ltd.	10,334	107,893
Itoham Yonekyu Holdings, Inc.	5,733	144,123
Itoki Corp.	9,144	86,825
Iyogin Holdings, Inc.	71,622	678,190
Izumi Co. Ltd.	8,581	180,636
J Trust Co. Ltd.	38,729	114,048
Jaccs Co. Ltd.(a)	7,174	178,484
JAFCO Group Co. Ltd.	21,403	286,884
Japan Airport Terminal Co. Ltd.	5,367	196,108
Japan Aviation Electronics Industry Ltd.	10,618	196,474
Japan Excellent, Inc.	222	171,256
Japan Hotel REIT Investment Corp.	646	297,117
Japan Lifeline Co. Ltd.	15,174	118,901
Japan Logistics Fund, Inc.	128	228,763
Japan Petroleum Exploration Co. Ltd.	49,435	370,815
Japan Prime Realty Investment Corp.	143	313,382
Japan Securities Finance Co. Ltd.	14,215	184,991
Japan Steel Works Ltd. (The)(a)	21,378	723,285
Jeol Ltd.	4,606	170,430
Juroku Financial Group, Inc.	7,928	211,034
JVCKenwood Corp.	76,019	596,357
Kadokawa Corp.	12,774	277,352
Kaga Electronics Co. Ltd.	13,274	240,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Kagome Co. Ltd.(a)	11,441	$226,066
Kakaku.com, Inc.	17,555	268,876
Kaken Pharmaceutical Co. Ltd.	8,144	207,578
Kamigumi Co. Ltd.	14,740	306,870
Kanadevia Corp.	53,368	363,871
Kanamoto Co. Ltd.(a)	9,966	179,663
Kandenko Co. Ltd.	27,071	395,143
Kaneka Corp.(a)	11,348	277,450
Kanematsu Corp.	24,764	376,033
Katitas Co. Ltd.	8,793	111,205
KDX Realty Investment Corp.	409	388,081
Keihan Holdings Co. Ltd.	15,928	296,580
Keikyu Corp.(a)	53,732	419,641
Keisei Electric Railway Co. Ltd.(a)	10,748	278,933
Keiyo Bank Ltd. (The)	33,872	151,418
Kewpie Corp.	31,212	736,246
KH Neochem Co. Ltd.	9,812	131,970
Kinden Corp.	25,025	517,363
Kissei Pharmaceutical Co. Ltd.(a)	5,521	134,384
Ki-Star Real Estate Co. Ltd.(a)	4,613	116,780
Kobayashi Pharmaceutical Co. Ltd.(a)	9,172	340,777
Kobe Bussan Co. Ltd.(a)	9,107	222,827
Koei Tecmo Holdings Co. Ltd.	16,376	170,946
Kohnan Shoji Co. Ltd.	6,213	146,952
Kokuyo Co. Ltd.	17,867	286,724
Komeri Co. Ltd.	5,794	124,922
Komori Corp.	12,804	92,366
KOSE Corp.	7,470	409,483
KPP Group Holdings Co. Ltd.(a)	27,009	115,620
K’s Holdings Corp.	52,411	499,912
Kumagai Gumi Co. Ltd.	9,522	219,629
Kumiai Chemical Industry Co. Ltd.(a)	28,603	151,868
Kureha Corp.	17,205	316,943
Kusuri no Aoki Holdings Co. Ltd.(a)	8,909	184,952
KYB Corp.(a)	8,527	267,202
Kyoritsu Maintenance Co. Ltd.(a)	6,302	100,922
Kyudenko Corp.	10,940	391,758
LaSalle Logiport REIT	311	295,189
Lasertec Corp.	846	114,508
Leopalace21 Corp.	104,510	376,422
Life Corp.	6,796	147,290
Lintec Corp.	12,342	255,469
M3, Inc.	33,672	345,191
Mabuchi Motor Co. Ltd.(a)	23,388	333,826
Macnica Holdings, Inc.	33,789	384,435
Makino Milling Machine Co. Ltd.	8,111	303,726
Mandom Corp.	12,482	102,549
Marubun Corp.	13,058	87,528
Maruha Nichiro Corp., Class C	12,171	238,132
Maruichi Steel Tube Ltd.	10,252	220,374
Maruwa Co. Ltd.	586	161,250
Matsui Securities Co. Ltd.	20,676	111,111
Max Co. Ltd.	5,621	129,321
Maxell Ltd.	11,012	134,089
McDonald’s Holdings Co. (Japan) Ltd.(a)	8,814	372,567
Medipal Holdings Corp.	35,711	564,365
Megachips Corp.	3,774	134,249
Megmilk Snow Brand Co. Ltd.	9,544	164,737
Meidensha Corp.	9,986	261,411
Meiko Electronics Co. Ltd.	5,692	221,905
	Shares	Value
Japan-(continued)
MEITEC Group Holdings, Inc.	12,142	$232,092
Menicon Co. Ltd.	11,124	122,091
Mirai Corp.(a)	392	102,494
MIRAIT ONE Corp.	15,940	226,147
Mitsuba Corp.	19,642	111,606
Mitsubishi Estate Logistics REIT Investment Corp.(a)	84	195,485
Mitsubishi Logisnext Co. Ltd.(a)	20,141	149,400
Mitsubishi Logistics Corp.	81,555	545,350
Mitsubishi Paper Mills Ltd.	33,499	106,342
Mitsubishi Shokuhin Co. Ltd.	6,677	211,321
Mitsuboshi Belting Ltd.	3,880	99,350
Mitsui E&S Co. Ltd.(a)	48,030	346,582
Mitsui Fudosan Logistics Park, Inc.(a)	364	241,741
Mitsui High-Tec, Inc.(a)	11,696	62,083
Mitsui Matsushima Holdings Co. Ltd.	6,950	198,311
Mitsui-Soko Holdings Co. Ltd.	6,219	288,094
Miura Co. Ltd.	15,002	349,422
Mixi, Inc.	15,742	289,456
Mizuho Leasing Co. Ltd.	34,568	225,659
Mizuno Corp.	4,840	256,248
Modec, Inc.	10,091	219,170
Monex Group, Inc.	27,754	129,901
MonotaRO Co. Ltd.(a)	14,807	222,819
Mori Hills REIT Investment Corp.	234	194,274
Mori Trust REIT, Inc.	319	128,543
Morinaga & Co. Ltd.	16,578	309,302
Morinaga Milk Industry Co. Ltd.	29,167	676,555
Musashi Seimitsu Industry Co. Ltd.(a)	21,106	273,088
Nachi-Fujikoshi Corp.	6,447	134,984
Nagase & Co. Ltd.	15,869	328,488
Nagoya Railroad Co. Ltd.	35,563	393,160
Nakanishi, Inc.	9,895	167,838
Nankai Electric Railway Co. Ltd.	16,666	261,281
Nanto Bank Ltd. (The)	6,788	132,189
NEC Networks & System Integration Corp.	13,980	294,598
NET One Systems Co. Ltd.	20,616	499,268
NEXTAGE Co. Ltd.(a)	8,695	83,242
NHK Spring Co. Ltd.	23,312	284,614
Nichias Corp.	7,852	280,496
Nichicon Corp.	22,317	145,408
Nichiha Corp.	4,940	111,281
Nifco, Inc.	21,497	498,138
Nihon Kohden Corp.	27,728	412,278
Nihon M&A Center Holdings, Inc.	25,255	109,049
Nikkon Holdings Co. Ltd.(a)	18,562	237,038
Nippn Corp.(a)	12,377	178,001
Nippon Accommodations Fund, Inc.	74	295,587
Nippon Carbon Co. Ltd.	3,251	95,077
Nippon Chemi-Con Corp.(a)(c)	16,695	114,896
Nippon Gas Co. Ltd.	18,907	257,755
Nippon Kayaku Co. Ltd.	18,579	146,594
Nippon Light Metal Holdings Co. Ltd.	17,283	184,249
Nippon Paper Industries Co. Ltd.(a)	49,159	286,261
NIPPON REIT Investment Corp.	82	169,220
Nippon Seiki Co. Ltd.	12,604	98,300
Nippon Sheet Glass Co. Ltd.(a)(c)	92,195	223,683
Nippon Shinyaku Co. Ltd.	10,483	280,537
Nippon Shokubai Co. Ltd.	31,855	357,459
Nippon Soda Co. Ltd.	9,416	156,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Nippon Yakin Kogyo Co. Ltd.	6,779	$185,991
Nipro Corp.	34,673	319,196
Nishimatsu Construction Co. Ltd.	8,902	297,867
Nishimatsuya Chain Co. Ltd.	9,564	140,847
Nishi-Nippon Financial Holdings, Inc.	45,264	486,243
Nishi-Nippon Railroad Co. Ltd.	8,985	129,406
Nisshin Oillio Group Ltd. (The)	4,486	152,069
Nisshinbo Holdings, Inc.	43,097	272,956
Nissui Corp.	96,746	586,191
Nitto Boseki Co. Ltd.	4,597	219,742
Nitto Kogyo Corp.	5,697	109,758
NOF Corp.	28,170	456,507
Nojima Corp.	19,405	271,464
NOK Corp.	28,182	403,042
Nomura Co. Ltd.	21,249	107,400
Noritake Co. Ltd.	7,095	178,286
Noritsu Koki Co. Ltd.	7,286	187,942
North Pacific Bank Ltd.(a)	115,439	298,859
Npr-Riken Corp.(a)	8,645	132,393
NS Solutions Corp.	11,702	295,346
NS United Kaiun Kaisha Ltd.(a)	4,801	135,513
NSD Co. Ltd.	8,323	179,306
NTT UD REIT Investment Corp.(a)	249	178,082
OBIC Co. Ltd.	18,060	588,663
Ogaki Kyoritsu Bank Ltd. (The)	7,385	87,866
Okamura Corp.	12,781	160,218
Okasan Securities Group, Inc.	43,306	171,522
Oki Electric Industry Co. Ltd.	31,158	203,165
Okinawa Electric Power Co., Inc. (The)(a)	17,413	118,124
OKUMA Corp.(a)	15,334	309,209
Okumura Corp.	11,401	319,330
Onward Holdings Co. Ltd.	46,354	157,883
Organo Corp.	2,564	119,501
Orient Corp.	28,114	166,632
ORIX JREIT, Inc.	496	510,718
Osaka Soda Co. Ltd.(a)	11,845	124,097
OSG Corp.	21,378	251,687
Pacific Industrial Co. Ltd.	12,023	107,366
PALTAC Corp.	6,560	176,578
Park24 Co. Ltd.(a)	30,554	378,791
Pasona Group, Inc.	8,620	113,353
Penta-Ocean Construction Co. Ltd.(a)	93,815	388,700
PHC Holdings Corp.(a)	13,794	89,638
Pigeon Corp.(a)	30,600	331,053
Pilot Corp.	8,181	253,647
Piolax, Inc.(a)	6,183	97,743
Pola Orbis Holdings, Inc.(a)	23,047	226,250
Press Kogyo Co. Ltd.(a)	28,459	102,052
Prima Meat Packers Ltd.(a)	8,041	118,045
Raito Kogyo Co. Ltd.	14,061	204,633
Rakuten Bank Ltd.(c)	12,477	252,326
Relo Group, Inc.	27,192	329,938
Rengo Co. Ltd.	60,895	367,906
Resorttrust, Inc.	13,063	236,758
Ricoh Leasing Co. Ltd.(a)	3,932	126,208
Rinnai Corp.	24,851	543,034
Rohto Pharmaceutical Co. Ltd.	20,510	460,050
Round One Corp.	29,123	183,853
Ryobi Ltd.(a)	15,628	192,596
Saizeriya Co. Ltd.	3,090	113,771
	Shares	Value
Japan-(continued)
Sakata Seed Corp.	5,677	$131,309
SAMTY HOLDINGS Co. Ltd.	8,910	191,084
San-A Co. Ltd.	11,542	215,654
Sangetsu Corp.	11,577	211,418
San-In Godo Bank Ltd. (The)	26,642	213,293
Sanken Electric Co. Ltd.(c)	4,490	176,061
Sanki Engineering Co. Ltd.	8,218	128,494
Sankyo Co. Ltd.	30,706	406,817
Sankyu, Inc.	11,510	398,785
Sanyo Denki Co. Ltd.	3,232	187,168
Sanyo Special Steel Co. Ltd.	9,453	116,555
Sapporo Holdings Ltd.(a)	10,635	509,185
Sawai Group Holdings Co. Ltd.	32,880	439,335
Sbi Sumishin Net Bank Ltd.	8,645	151,051
SCSK Corp.	22,006	409,587
Sega Sammy Holdings, Inc.	44,586	836,949
Seiko Group Corp.	10,378	260,927
Seiren Co. Ltd.	9,091	152,585
Sekisui House REIT, Inc.(a)	613	290,741
Senko Group Holdings Co. Ltd.	25,930	243,160
Senshu Ikeda Holdings, Inc.	126,926	280,710
Seria Co. Ltd.	12,325	256,841
Seven Bank Ltd.	208,648	439,254
Shibaura Machine Co. Ltd.(a)	7,681	186,502
Shiga Bank Ltd. (The)	8,176	175,102
Shikoku Electric Power Co., Inc.	48,673	434,502
SHIMAMURA Co. Ltd.	10,776	553,303
Shinko Electric Industries Co. Ltd.(a)(c)	8,162	291,147
Shinmaywa Industries Ltd.	14,765	130,604
Ship Healthcare Holdings, Inc.	17,009	257,990
SHO-BOND Holdings Co. Ltd.	4,936	173,202
Siix Corp.	14,520	106,031
Sinfonia Technology Co. Ltd.	6,402	215,637
SKY Perfect JSAT Holdings, Inc.	35,681	203,272
Skylark Holdings Co. Ltd.(a)	37,725	582,818
Socionext, Inc.	12,565	233,333
Sohgo Security Services Co. Ltd.	73,070	506,751
SOSiLA Logistics REIT, Inc.	149	107,214
Sotetsu Holdings, Inc.	10,770	168,546
Square Enix Holdings Co. Ltd.	11,904	463,755
Star Asia Investment Corp.	370	123,296
Star Micronics Co. Ltd.(a)	10,709	136,827
Starts Corp., Inc.	5,494	126,238
Sugi Holdings Co. Ltd.	28,444	484,403
Sumida Corp.	18,670	114,523
Sumitomo Bakelite Co. Ltd.	13,952	363,430
Sumitomo Mitsui Construction Co. Ltd.	41,717	105,765
Sumitomo Osaka Cement Co. Ltd.	13,336	327,786
Sumitomo Pharma Co. Ltd.(a)(c)	189,133	647,159
Sumitomo Riko Co. Ltd.	14,997	152,317
Sumitomo Seika Chemicals Co. Ltd.	3,299	109,254
Sumitomo Warehouse Co. Ltd. (The)	11,841	206,666
Sun Frontier Fudousan Co. Ltd.	9,453	111,942
Sundrug Co. Ltd.(a)	17,513	432,069
Suruga Bank Ltd.(a)	51,005	362,354
SWCC Corp.	7,353	257,212
Tachi-S Co. Ltd.	14,997	172,709
Tadano Ltd.	16,930	107,501
Taikisha Ltd.	5,501	174,546
Taiyo Holdings Co. Ltd.	7,337	193,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Takara Holdings, Inc.	55,308	$433,643
Takasago Thermal Engineering Co. Ltd.	8,927	285,559
Takeuchi Manufacturing Co. Ltd.(a)	6,041	187,784
Takuma Co. Ltd.	11,923	124,090
Tama Home Co. Ltd.(a)	4,551	114,462
Tamura Corp.	26,971	97,476
TBS Holdings, Inc.(a)	7,159	175,729
TechnoPro Holdings, Inc.	15,213	270,841
Teijin Ltd.	71,367	637,424
Toa Corp.	15,986	102,651
TOA ROAD Corp.	13,260	109,130
Toagosei Co. Ltd.	15,764	160,425
Toda Corp.	58,291	351,923
Toei Co. Ltd.(a)	5,977	190,946
Toho Bank Ltd. (The)	64,791	110,869
Toho Co. Ltd.	15,112	575,641
Toho Co. Ltd.	6,402	112,957
Toho Gas Co. Ltd.	21,111	526,625
Toho Holdings Co. Ltd.(a)	19,393	575,788
Tokai Rika Co. Ltd.	15,157	213,755
Tokai Tokyo Financial Holdings, Inc.(a)	63,558	194,122
Token Corp.(a)	1,916	134,027
Tokuyama Corp.	25,747	449,638
Tokyo Century Corp.	34,842	353,578
Tokyo Electron Device Ltd.(a)	2,370	52,318
Tokyo Kiraboshi Financial Group, Inc.	9,984	267,884
Tokyo Ohka Kogyo Co. Ltd.	13,062	299,859
Tokyo Seimitsu Co. Ltd.	5,660	303,791
Tokyo Steel Manufacturing Co. Ltd.	17,442	172,968
Tokyu Construction Co. Ltd.	24,500	110,451
Tokyu REIT, Inc.	169	171,122
TOMONY Holdings, Inc.	87,266	225,386
Tomy Co. Ltd.	18,521	487,696
Topcon Corp.	25,585	259,076
TORIDOLL Holdings Corp.	4,027	103,254
Toshiba TEC Corp.	6,438	146,040
Towa Pharmaceutical Co. Ltd.	8,645	176,719
Toyo Construction Co. Ltd.	20,141	171,890
Toyo Engineering Corp.	23,265	112,633
Toyo Seikan Group Holdings Ltd.	31,368	467,079
Toyo Tire Corp.	32,208	455,808
Toyobo Co. Ltd.	24,264	154,295
Toyota Boshoku Corp.	36,483	485,789
Transcosmos, Inc.	7,314	159,252
Trusco Nakayama Corp.	7,690	113,307
TS Tech Co. Ltd.	25,620	288,979
TSI Holdings Co. Ltd.(a)	25,494	148,899
Tsubaki Nakashima Co. Ltd.	25,142	112,975
Tsubakimoto Chain Co.	18,930	237,747
Tsugami Corp.	15,002	138,616
Tsumura & Co.	11,563	376,973
TV Asahi Holdings Corp.	8,869	115,144
UACJ Corp.	8,654	284,124
Ulvac, Inc.(a)	8,497	396,294
United Arrows Ltd.	11,317	160,828
United Super Markets Holdings, Inc.(a)	20,568	112,346
United Urban Investment Corp.	446	398,958
Universal Entertainment Corp.	9,529	80,966
Ushio, Inc.	26,701	366,637
USS Co. Ltd.	57,447	479,890
	Shares	Value
Japan-(continued)
UT Group Co. Ltd.(a)	5,011	$84,809
V Technology Co. Ltd.	5,848	91,503
Valor Holdings Co. Ltd., Class C	6,474	88,977
Valqua Ltd.	3,478	74,427
Wacoal Holdings Corp.	10,696	332,161
Wacom Co. Ltd.	36,657	168,556
Warabeya Nichiyo Holdings Co. Ltd.	8,418	113,103
Welcia Holdings Co. Ltd.	31,289	389,621
Workman Co. Ltd.(a)	6,461	164,501
Yamae Group Holdings Co. Ltd.(a)	8,218	104,730
Yamaguchi Financial Group, Inc.(a)	44,595	435,562
Yamato Kogyo Co. Ltd.	6,064	288,913
Yamazen Corp.(a)	27,651	239,580
Yaoko Co. Ltd.	3,296	199,850
Yellow Hat Ltd.	11,569	188,084
Yokogawa Bridge Holdings Corp.	10,481	190,779
Yoshinoya Holdings Co. Ltd.	8,987	182,561
Zenkoku Hosho Co. Ltd.	8,732	314,722
Zensho Holdings Co. Ltd.	9,724	486,611
Zeon Corp.	49,614	460,766
ZOZO, Inc.	8,784	284,105
		127,663,678
Luxembourg-0.11%
RTL Group S.A.	7,076	224,743
SES S.A., FDR(a)	55,848	222,769
		447,512
Macau-0.09%
SJM Holdings Ltd.(a)(c)	489,364	168,272
Wynn Macau Ltd.	255,529	201,647
		369,919
Mexico-0.15%
Borr Drilling Ltd.(a)(c)	18,200	75,861
Fresnillo PLC	56,458	535,655
		611,516
Mongolia-0.02%
Mongolian Mining Corp.(c)	81,812	92,992
Netherlands-1.54%
AMG Critical Materials N.V.(a)	10,599	180,467
Arcadis N.V.	10,565	730,149
argenx SE(c)	984	579,102
Basic-Fit N.V.(a)(b)(c)	6,950	171,759
Corbion N.V.	15,457	386,806
CTP N.V.(b)	11,496	191,938
Eurocommercial Properties N.V.(a)	4,876	123,841
Flow Traders Ltd.(a)	13,931	318,213
Fugro N.V.	23,745	544,930
JDE Peet’s N.V.(a)	21,104	475,535
Koninklijke BAM Groep N.V.	86,135	396,781
Koninklijke Vopak N.V.(a)	15,934	733,119
PostNL N.V.(a)	272,422	327,020
TKH Group N.V., CVA	8,914	362,006
Van Lanschot Kempen N.V., CVA(a)	11,917	543,652
Wereldhave N.V.	7,206	110,846
		6,176,164
New Zealand-0.63%
a2 Milk Co. Ltd. (The)(a)(c)	83,098	312,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
New Zealand-(continued)
Auckland International Airport Ltd.	115,528	$501,922
Contact Energy Ltd.(a)	29,101	148,774
Fletcher Building Ltd.(c)	111,849	198,036
Infratil Ltd.(a)	33,693	251,870
Mainfreight Ltd.	2,543	108,500
Mercury NZ Ltd.(a)	31,441	123,227
Meridian Energy Ltd.(a)	61,865	218,768
Ryman Healthcare Ltd.(a)(c)	39,899	117,614
Spark New Zealand Ltd.	184,405	318,575
Xero Ltd.(c)	2,298	222,212
		2,522,489
Nigeria-0.08%
Airtel Africa PLC(b)	257,124	336,892
Norway-2.04%
Aker ASA, Class A	3,058	159,457
Aker Solutions ASA, Class A	67,947	321,074
Austevoll Seafood ASA	29,156	252,357
Borregaard ASA	6,642	117,572
Crayon Group Holding ASA(a)(b)(c)	19,651	194,096
DNO ASA	233,450	228,159
Elkem ASA(b)(c)	173,611	283,050
Entra ASA(b)(c)	15,636	166,465
Europris ASA(b)	23,420	144,117
FLEX LNG Ltd.	5,840	142,421
Frontline PLC	19,719	380,239
Gjensidige Forsikring ASA	36,482	658,011
Golden Ocean Group Ltd.	45,246	488,098
Grieg Seafood ASA(a)	19,115	115,500
Hoegh Autoliners ASA	13,072	137,196
Kongsberg Gruppen ASA	6,226	648,160
Leroy Seafood Group ASA	83,323	381,474
MPC Container Ships ASA	218,936	430,329
Nordic Semiconductor ASA(c)	18,281	181,180
Norske Skog ASA(b)	33,825	69,458
Odfjell Drilling Ltd.	24,966	114,695
Protector Forsikring ASA	6,417	166,562
SalMar ASA	8,308	421,311
Solstad Offshore ASA(c)	33,310	103,705
SpareBank 1 SMN	10,931	160,897
SpareBank 1 SR-Bank ASA, Class B	13,296	175,701
Stolt-Nielsen Ltd.	6,546	186,572
TGS ASA	84,569	765,205
TOMRA Systems ASA	21,128	302,922
Wallenius Wilhelmsen ASA	28,384	281,431
		8,177,414
Peru-0.11%
Hochschild Mining PLC(c)	154,198	454,090
Poland-1.09%
Alior Bank S.A.	15,488	337,980
Allegro.eu S.A.(a)(b)(c)	31,748	278,988
Asseco Poland S.A.(a)	6,827	152,938
Bank Millennium S.A.(a)(c)	60,707	126,242
Budimex S.A.	1,391	173,728
CCC S.A.(c)	9,359	412,854
CD Projekt S.A.(a)	4,508	181,255
Cyfrowy Polsat S.A.(a)(c)	79,478	251,004
Dino Polska S.A.(a)(b)(c)	2,382	197,569
Grupa Kety S.A.	1,020	173,617
	Shares	Value
Poland-(continued)
Jastrzebska Spolka Weglowa S.A.(a)(c)	32,341	$216,967
KRUK S.A.(a)	1,839	196,760
LPP S.A.(a)	97	352,534
mBank S.A.(a)(c)	1,536	215,711
Orange Polska S.A.(a)	115,831	225,297
PGE Polska Grupa Energetyczna S.A.(c)	159,185	274,825
Santander Bank Polska S.A.	4,275	478,739
Tauron Polska Energia S.A.(c)	148,235	136,892
		4,383,900
Portugal-0.29%
CTT-Correios de Portugal S.A.	25,865	120,107
Mota-Engil SGPS S.A.(a)	22,232	61,867
Navigator Co. S.A. (The)	67,531	259,984
NOS SGPS S.A.	43,727	167,102
REN - Redes Energeticas Nacionais SGPS S.A.	146,254	364,402
Sonae SGPS S.A.	205,016	202,207
		1,175,669
Singapore-1.93%
AEM Holdings Ltd.(c)	51,749	50,362
BW LPG Ltd.(b)	27,487	353,534
CapitaLand Ascott Trust	531,982	362,329
CapitaLand India Trust(a)	169,701	139,528
City Developments Ltd.	120,829	472,694
ComfortDelGro Corp. Ltd.	391,007	432,890
ESR-LOGOS REIT	733,389	154,857
Frasers Centrepoint Trust	168,136	283,183
Frasers Logistics & Commercial Trust(b)	542,691	436,551
Hafnia Ltd.	49,147	288,487
Jardine Cycle & Carriage Ltd.	25,886	540,992
Keppel DC REIT	190,680	327,844
Keppel REIT	487,942	330,527
Lendlease Global Commercial REIT	343,915	148,610
Mapletree Industrial Trust	302,930	546,014
Mapletree Pan Asia Commercial Trust	445,908	437,151
NetLink NBN Trust(b)	315,155	212,720
SATS Ltd.	118,227	350,118
Seatrium Ltd.(c)	257,300	366,093
Sembcorp Industries Ltd.	128,392	486,216
Sheng Siong Group Ltd.	96,919	116,301
Suntec REIT	350,774	314,274
Venture Corp. Ltd.	57,245	573,115
		7,724,390
South Africa-0.04%
Scatec ASA(b)(c)	23,893	173,612
South Korea-8.40%
Amorepacific Corp.	5,213	440,010
Amorepacific Corp., Preference Shares	1,686	40,384
AMOREPACIFIC Group	9,397	151,430
Asiana Airlines, Inc.(c)	11,628	84,728
BGF retail Co. Ltd.	3,822	319,787
BH Co. Ltd.	8,042	96,121
BNK Financial Group, Inc.	47,321	322,684
Celltrion, Inc.	4,018	528,302
Cheil Worldwide, Inc.	16,764	223,574
Chong Kun Dang Pharmaceutical Corp.	1,458	108,065
CJ CheilJedang Corp.	1,466	290,059
CJ CheilJedang Corp., Preference Shares	217	20,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
South Korea-(continued)
CJ Corp.	6,970	$516,729
CJ ENM Co. Ltd.(c)	5,114	232,401
CJ Logistics Corp.	4,290	271,990
Com2uSCorp.	3,205	100,396
Cosmax, Inc.	1,394	151,772
Coway Co. Ltd.	9,945	454,358
Daeduck Electronics Co. Ltd.	8,609	105,806
Daesang Corp.	16,996	253,030
Daesang Holdings Co. Ltd.	16,884	107,044
Daewoo Engineering & Construction Co. Ltd.(c)	66,482	169,520
Daishin Securities Co. Ltd.	5,378	66,863
Daishin Securities Co. Ltd., Preference Shares	3,715	42,060
Daou Data Corp.	10,596	83,743
DB HiTek Co. Ltd.	8,106	225,604
DGB Financial Group, Inc.	30,082	177,500
DL E&C Co. Ltd.(a)	10,801	241,560
DL Holdings Co. Ltd.	3,778	111,820
Dongjin Semichem Co. Ltd.	3,775	72,770
Doosan Bobcat, Inc.	15,826	426,119
Doosan Co. Ltd.	7,811	1,117,669
Ecopro BM Co. Ltd.(c)	758	92,503
Ecopro Co. Ltd.(c)	2,252	127,663
E-MART, Inc.	7,502	353,080
F&F Co. Ltd.	3,627	163,357
Fila Holdings Corp.	6,561	189,362
Green Cross Corp.	1,385	162,341
GS Engineering & Construction Corp.(c)	34,232	439,506
GS Holdings Corp.	7,613	226,761
GS Retail Co. Ltd.	11,044	172,914
Hanjin Kal Corp.	2,494	152,221
Hankook & Co. Co. Ltd.	10,702	129,429
Hanmi Pharm Co. Ltd.	513	118,419
Hanon Systems	49,434	141,154
Hansol Chemical Co. Ltd.	1,100	99,728
Hanwha Aerospace Co. Ltd.	4,165	1,102,031
Hanwha Corp.	9,198	185,989
Hanwha Corp., Third Pfd.	5,106	55,302
Hanwha Industrial Solutions Co. Ltd.(c)	4,696	143,943
Hanwha Investment & Securities Co. Ltd.(c)	31,866	81,533
Hanwha Life Insurance Co. Ltd.	90,945	194,036
Hanwha Ocean Co. Ltd.(c)	12,833	247,002
Hanwha Systems Co. Ltd.	9,377	123,185
Harim Holdings Co. Ltd., Class C	29,535	115,029
HD Hyundai Construction Equipment Co. Ltd.	5,989	222,326
HD Hyundai Electric Co. Ltd.	1,309	306,376
HD Hyundai Heavy Industries Co. Ltd.(c)	3,216	423,462
HD Hyundai Infracore Co. Ltd.(c)	54,211	259,458
HDC Hyundai Development Co-Engineering & Construction, Class E	20,852	298,903
Hite Jinro Co. Ltd.	11,955	183,304
HK inno.N Corp.	3,537	126,485
HL Mando Co. Ltd.	15,905	415,475
Hotel Shilla Co. Ltd.(a)	7,333	235,490
HYBE Co. Ltd.	1,476	197,714
Hyosung Advanced Materials Corp.	1,145	219,650
Hyosung Heavy Industries Corp.	2,469	710,080
Hyosung TNC Corp.	968	215,411
Hyundai Department Store Co. Ltd.	5,002	170,053
	Shares	Value
South Korea-(continued)
Hyundai Elevator Co. Ltd.	5,426	$185,480
Hyundai Glovis Co. Ltd.	8,216	722,863
Hyundai Marine & Fire Insurance Co. Ltd.	21,952	481,665
Hyundai Mipo Dockyard Co. Ltd.(c)	3,946	312,120
Hyundai Rotem Co. Ltd.	11,819	530,388
Hyundai Steel Co.	19,411	354,815
Hyundai Wia Corp.	6,600	198,236
ITCEN Co. Ltd.(c)	14,783	68,856
JB Financial Group Co. Ltd.	24,086	312,470
Kakao Games Corp.(c)	7,446	95,189
KakaoBank Corp.	11,370	177,262
Kangwon Land, Inc.	20,724	267,314
KCC Corp.(a)	1,148	217,606
KEPCO Plant Service & Engineering Co. Ltd.	5,141	166,106
KG Chemical Corp.	30,494	87,316
KG Dongbu Steel	27,447	135,310
KG Eco Solution Co. Ltd.	14,997	56,272
KIWOOM Securities Co. Ltd.	2,638	255,478
Kolmar Korea Co. Ltd.	4,141	210,557
Kolon Industries, Inc.	5,653	132,516
Korea Aerospace Industries Ltd.	7,695	324,541
Korea Electric Terminal Co. Ltd.	2,363	130,335
Korea Gas Corp.(c)	8,851	250,324
Korea Investment Holdings Co. Ltd.	6,465	358,801
Korea Line Corp.(c)	113,307	148,215
Korea Petrochemical Ind Co. Ltd.	1,439	111,872
Korean Reinsurance Co.	20,482	139,671
Krafton, Inc.(c)	3,428	819,532
Kumho Petrochemical Co. Ltd.	4,325	445,366
L&F Co. Ltd.(c)	1,218	103,173
LG Uplus Corp.	55,508	402,308
LIG Nex1 Co. Ltd.	1,325	235,829
LOTTE Chilsung Beverage Co. Ltd.(a)	1,393	123,094
LOTTE Corp.	8,350	144,422
LOTTE Fine Chemical Co. Ltd.	5,748	192,411
LOTTE Shopping Co. Ltd.	3,635	173,201
LS Electric Co. Ltd.	4,570	478,963
LX International Corp.	18,475	405,698
LX Semicon Co. Ltd.	3,285	145,121
Mirae Asset Securities Co. Ltd.	39,653	258,537
Netmarble Corp.(b)(c)	3,805	159,047
NH Investment & Securities Co. Ltd.	28,630	275,690
NongShim Co. Ltd.	889	240,602
OCI Holdings Co. Ltd.	3,539	175,346
Orion Corp.	4,266	307,455
Pan Ocean Co. Ltd.	120,488	308,795
Poongsan Corp.	9,640	482,166
POSCO Future M Co. Ltd.	654	105,034
S-1 Corp.	2,909	136,063
Samsung Biologics Co. Ltd.(b)(c)	524	378,978
Samsung Card Co. Ltd.	3,850	112,178
Samsung Securities Co. Ltd.	13,547	447,042
SD Biosensor, Inc.(c)	16,723	109,708
Seah Besteel Holdings Corp.	7,656	109,583
Sebang Global Battery Co. Ltd.	2,142	109,440
Seegene, Inc.	7,798	135,305
Seoul Semiconductor Co. Ltd.	15,957	108,050
Seoyon E-Hwa Co. Ltd.	6,721	65,936
SFA Engineering Corp.	5,496	83,482
Shinsegae, Inc.	2,546	282,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
South Korea-(continued)
Simmtech Co. Ltd.	5,209	$61,518
SK IE Technology Co. Ltd.(b)(c)	2,209	54,526
SK Networks Co. Ltd.	32,440	122,977
SK Square Co. Ltd.(c)	11,340	684,821
SKC Co. Ltd.(c)	3,964	427,754
SL Corp.	5,172	122,963
SOLUM Co. Ltd.(c)	5,147	71,060
Soulbrain Co. Ltd.	602	87,718
Sungwoo Hitech Co. Ltd.	32,334	145,685
UNID Co. Ltd.	1,872	94,504
WONIK IPS Co. Ltd.(c)	6,051	119,984
Wooree Bio Co. Ltd.(c)	48,822	123,360
Youngone Corp.	5,737	174,933
Yuhan Corp.	5,019	501,015
		33,640,085
Spain-1.38%
Almirall S.A.(a)	16,962	165,337
Applus Services S.A.(c)	1,760	24,343
Atresmedia Corp. de Medios de Comunicacion S.A.	28,669	135,676
Befesa S.A.(a)(b)	10,558	245,413
CIE Automotive S.A.	5,240	140,337
Construcciones y Auxiliar de Ferrocarriles S.A.	3,534	139,272
Corporacion ACCIONA Energias Renovables S.A.(a)	10,238	211,534
EDP Renovaveis S.A.(a)	34,719	469,659
Ence Energia y Celulosa S.A.(a)	51,119	159,584
Fluidra S.A.	18,976	511,908
Gestamp Automocion S.A.(b)	59,899	175,571
Indra Sistemas S.A.	26,079	458,872
Inmobiliaria Colonial SOCIMI S.A.(a)	108,962	659,143
Melia Hotels International S.A.	22,370	166,183
Obrascon Huarte Lain S.A.(a)(c)	285,333	85,639
Prosegur Cia de Seguridad S.A.(a)	63,428	130,093
Sacyr S.A.	164,463	546,609
Tecnicas Reunidas S.A.(c)	22,481	271,385
Vidrala S.A.(a)	2,966	320,095
Viscofan S.A.(a)	7,390	493,264
		5,509,917
Sweden-4.60%
AAK AB	20,786	594,161
AddLife AB, Class B(a)	15,021	190,074
Addtech AB, Class B	12,291	340,742
AFRY AB	18,023	270,028
Alleima AB	56,397	343,161
Arjo AB, Class B	46,218	151,792
Atrium Ljungberg AB, Class B(a)	6,439	128,621
Avanza Bank Holding AB(a)	10,775	223,488
Axfood AB(a)	20,983	466,526
Beijer Ref AB(a)	19,473	292,087
Betsson AB, Class B(c)	24,284	321,991
Billerud AB	65,345	577,738
Bravida Holding AB(b)	25,562	188,960
Bure Equity AB	3,547	126,499
Catena AB(a)	4,274	195,080
Cibus Nordic Real Estate AB (publ)(a)	13,718	220,580
Cint Group AB(a)(c)	93,621	111,645
Clas Ohlson AB, Class B(a)	7,884	130,025
	Shares	Value
Sweden-(continued)
Cloetta AB, Class B	61,749	$154,573
Corem Property Group AB, Class B(a)	129,592	87,147
Corem Property Group AB, Preference Shares(a)	2,072	52,612
Dios Fastigheter AB(a)	18,052	134,072
Dometic Group AB(a)(b)	58,231	314,874
Dustin Group AB(b)(c)	138,705	98,205
Elekta AB, Class B(a)	65,763	394,477
EQT AB(a)	21,097	609,485
Fabege AB(a)	65,269	518,296
Granges AB	11,963	140,743
Hexpol AB	44,831	424,487
Hufvudstaden AB, Class A(a)	17,098	201,222
Indutrade AB	17,055	462,106
Instalco AB(a)(b)	36,818	111,729
Intrum AB(a)(c)	157,819	509,409
Investment AB Latour, Class B(a)	8,911	244,913
JM AB(a)	31,373	529,432
L E Lundbergforetagen AB, Class B(a)	10,570	521,094
Lagercrantz Group AB, Class B	9,988	194,773
Lifco AB, Class B	10,188	302,696
Lindab International AB(a)	11,281	235,497
Loomis AB	11,984	373,852
Modern Times Group MTG AB, Class B(c)	23,316	165,633
Munters Group AB(b)	7,847	126,578
Mycronic AB(a)	4,454	172,778
NCAB Group AB (publ)(a)	28,914	177,534
NCC AB, Class B	25,332	375,456
New Wave Group AB, Class B(a)	12,518	132,489
Nolato AB, Class B(a)	33,302	174,203
Nordnet AB publ(a)	10,968	227,249
Nyfosa AB	33,858	341,060
Pandox AB	9,992	173,005
Peab AB, Class B	42,095	319,505
Ratos AB, Class B	41,187	131,077
Sagax AB, Class B	10,605	254,482
Sagax AB, Class D	6,223	18,559
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	1,501,106	794,539
Samhallsbyggnadsbolaget i Norden AB, Class D	197,351	170,699
Scandic Hotels Group AB(b)(c)	42,288	272,089
Stillfront Group AB(a)(c)	116,275	80,537
Storskogen Group AB, Class B(a)	484,941	400,851
Sweco AB, Class B	26,690	449,254
Swedish Orphan Biovitrum AB, Class B(c)	20,382	633,177
Thule Group AB(b)	15,848	528,214
Vitrolife AB(a)	5,931	131,387
Wallenstam AB, Class B(a)	52,454	247,037
Wihlborgs Fastigheter AB	44,365	464,376
		18,450,660
Switzerland-3.14%
Accelleron Industries AG	6,171	330,433
Allreal Holding AG(c)	2,031	360,894
ALSO Holding AG(a)	929	246,756
Arbonia AG(a)(c)	9,329	131,168
Aryzta AG(c)	216,634	382,601
Bachem Holding AG(a)(c)	1,739	137,442
Banque Cantonale Vaudoise(a)	3,944	392,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
Switzerland-(continued)
Belimo Holding AG	627	$414,793
BKW AG	3,065	537,804
Bucher Industries AG	1,244	483,868
Burckhardt Compression Holding AG	312	229,072
Cembra Money Bank AG(a)	6,980	627,737
Comet Holding AG	392	129,878
Daetwyler Holding AG, BR(a)	608	102,236
DKSH Holding AG	7,690	548,644
DocMorris AG(a)(c)	1,176	46,169
dormakaba Holding AG(c)	448	341,160
EFG International AG(c)	15,065	205,597
Emmi AG	239	226,856
EMS-Chemie Holding AG	762	585,244
Flughafen Zureich AG	2,161	508,762
Forbo Holding AG	101	99,163
Huber + Suhner AG	1,810	171,082
Implenia AG	3,536	124,817
Inficon Holding AG	120	143,587
International Workplace Group PLC	154,082	317,512
Interroll Holding AG, Class R(a)	39	102,425
Kardex Holding AG	407	123,994
Komax Holding AG, Class R(a)(c)	669	84,939
Landis+Gyr Group AG(c)	4,574	367,968
Mobilezone Holding AG(a)(c)	7,689	122,508
Mobimo Holding AG(c)	610	188,771
OC Oerlikon Corp. AG(a)	48,922	223,709
SFS Group AG(a)	2,223	317,664
Siegfried Holding AG(c)	227	296,123
Stadler Rail AG	11,088	316,380
Straumann Holding AG(c)	3,268	430,278
Sulzer AG	3,327	512,221
Swissquote Group Holding S.A.	517	175,634
Tecan Group AG, Class R(a)(c)	859	216,757
Temenos AG	4,624	319,856
u-blox Holding AG(a)(c)	1,138	86,976
Valiant Holding AG	1,415	164,693
VAT Group AG(b)	1,045	434,553
Vontobel Holding AG, Class R(a)	2,974	193,355
Zehnder Group AG	1,686	94,029
		12,598,594
Turkey-0.23%
Eldorado Gold Corp.(c)	51,766	899,439
Ukraine-0.02%
Ferrexpo PLC(c)	102,238	84,920
United Kingdom-7.05%
4imprint Group PLC	2,051	134,703
AJ Bell PLC	26,514	151,520
Allfunds Group PLC	31,105	189,890
Ashmore Group PLC	63,095	172,056
ASOS PLC, (Acquired 03/17/2023; Cost $477,296)(a)(c)(e)	52,828	241,730
Assura PLC	627,958	326,405
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	55,873	82,179
Auto Trader Group PLC(b)	40,190	432,673
Babcock International Group PLC	45,498	276,390
Balfour Beatty PLC	85,036	484,571
Big Yellow Group PLC	31,713	490,361
Bodycote PLC	20,195	143,023
	Shares	Value
United Kingdom-(continued)
Breedon Group PLC	53,390	$302,009
Britvic PLC	48,552	798,782
Chemring Group PLC	33,287	153,088
Clarkson PLC	3,115	141,300
Close Brothers Group PLC(c)	62,827	184,561
Computacenter PLC	10,702	300,240
ConvaTec Group PLC(b)	190,935	525,130
Cranswick PLC	6,875	448,130
Crest Nicholson Holdings PLC	67,943	147,766
Currys PLC(c)	145,042	154,013
Deliveroo PLC(b)(c)	129,679	229,743
Derwent London PLC	22,319	628,408
Diploma PLC	7,685	421,228
Domino’s Pizza Group PLC	49,415	191,244
Dowlais Group PLC	304,077	191,909
Dr. Martens PLC	140,888	99,018
Dunelm Group PLC	17,160	245,171
easyJet PLC	76,620	503,413
Elementis PLC	62,393	107,405
Essentra PLC	50,632	96,824
Evoke PLC(a)(c)	86,849	69,004
Firstgroup PLC	119,443	205,054
Frasers Group PLC(c)	29,760	293,448
Future PLC	25,495	287,815
Games Workshop Group PLC(a)	2,977	458,824
Genuit Group PLC	30,453	183,578
Genus PLC	8,723	235,083
Grafton Group PLC	36,974	476,829
Grainger PLC	97,013	284,212
Great Portland Estates PLC	72,517	292,281
Greggs PLC	12,439	439,717
Halfords Group PLC	55,247	119,044
Hammerson PLC	67,920	250,962
Hargreaves Lansdown PLC	58,105	813,033
Hays PLC	248,692	247,240
Hill & Smith PLC	7,248	189,013
Hunting PLC	28,399	109,395
Ibstock PLC(a)(b)	52,085	134,261
Indivior PLC(c)	8,149	72,068
International Distributions Services PLC	165,956	720,019
J D Wetherspoon PLC	19,791	156,523
John Wood Group PLC(c)	179,959	293,198
Just Group PLC	139,699	240,271
Kier Group PLC	86,852	160,218
Lancashire Holdings Ltd.	36,346	294,855
Liontrust Asset Management PLC	17,761	111,080
LondonMetric Property PLC	286,330	713,629
Marshalls PLC	42,089	183,980
Mitie Group PLC	163,320	244,280
Mobico Group PLC(c)	177,507	158,333
MONY Group PLC	78,453	189,442
Ninety One PLC	65,800	140,449
Ocado Group PLC(a)(c)	64,646	290,319
OSB Group PLC	86,650	391,073
Oxford Instruments PLC	4,505	125,564
PageGroup PLC	35,005	160,965
Paragon Banking Group PLC	58,701	514,292
Pepco Group N.V.(a)(b)(c)	40,744	174,134
Petershill Partners PLC(b)	57,953	161,524
Petrofac Ltd.(a)(c)	681,237	109,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

	Shares	Value
United Kingdom-(continued)
Pets at Home Group PLC	77,402	$294,754
Pinewood Technologies Group PLC	21,445	91,535
Playtech PLC(c)	27,113	253,068
Primary Health Properties PLC	288,625	354,768
QinetiQ Group PLC	84,249	495,856
Quilter PLC(b)	299,270	554,987
Renewi PLC	15,348	119,882
Renishaw PLC	2,600	104,986
Rightmove PLC	36,914	280,256
Rotork PLC	100,943	390,566
S4 Capital PLC(a)(c)	205,689	98,642
Safestore Holdings PLC	37,460	389,528
Savills PLC	17,206	237,780
Senior PLC	56,978	96,221
Serco Group PLC	255,086	574,672
Shaftesbury Capital PLC	91,999	160,976
Softcat PLC	11,417	249,565
Spirent Communications PLC(c)	121,768	262,575
SSP Group PLC	117,023	242,355
Supermarket Income REIT PLC	191,174	174,365
Telecom Plus PLC	9,549	206,248
THG PLC(a)(c)	267,298	160,764
TORM PLC, Class A(a)	5,031	131,968
TP ICAP Group PLC	102,449	295,697
Travis Perkins PLC	48,194	500,344
Unite Group PLC (The)	44,870	506,076
Urban Logistics REIT PLC	75,031	114,094
Vesuvius PLC	23,827	109,224
Victrex PLC	9,444	103,485
Watches of Switzerland Group PLC(a)(b)(c)	50,235	263,311
WH Smith PLC	16,966	288,200
Wise PLC, Class A(c)	12,626	114,824
Workspace Group PLC	19,929	142,546
Zigup PLC	41,112	186,911
		28,240,400
	Shares	Value
United States-1.09%
Carnival PLC(c)	17,437	$347,194
Diversified Energy Co. PLC(a)(b)	15,935	191,818
Galaxy Digital Holdings Ltd., Class H(a)(c)	10,986	142,571
GFL Environmental, Inc.(a)	15,500	647,710
MDA Space Ltd.(c)	14,436	220,587
Oracle Corp.	4,653	443,995
Primo Water Corp.	30,814	808,178
Reliance Worldwide Corp. Ltd.	130,320	441,623
Samsonite International S.A.(b)	155,686	365,833
Sims Ltd.	30,131	249,209
Sinch AB(b)(c)	173,601	516,217
		4,374,935
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $401,398,482)		399,547,043
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.79%
Invesco Private Government Fund, 4.84%(f)(g)(h)	17,509,156	17,509,156
Invesco Private Prime Fund, 4.99%(f)(g)(h)	45,759,118	45,772,846
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,284,301)		63,282,002
TOTAL INVESTMENTS IN SECURITIES-115.49% (Cost $464,682,783)		462,829,045
OTHER ASSETS LESS LIABILITIES-(15.49)%		(62,088,078)
NET ASSETS-100.00%		$400,740,967

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $18,104,303, which represented 4.52% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,616,882	$(9,616,882)	$-	$-	$-	$5,960
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,432,049	80,757,578	(83,680,471)	-	-	17,509,156	1,196,479 *
Invesco Private Prime Fund	52,552,988	172,875,202	(179,664,043)	(5,144)	13,843	45,772,846	3,206,242 *
Total	$72,985,037	$263,249,662	$(272,961,396)	$(5,144)	$13,843	$63,282,002	$4,408,681

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Emerging Markets ETF (PXH)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Brazil-11.00%
Ambev S.A.	1,196,377	$2,612,344
B3 S.A. - Brasil, Bolsa, Balcao	984,982	1,807,041
Banco Bradesco S.A.	860,116	1,892,961
Banco Bradesco S.A., Preference Shares	3,011,806	7,476,511
Banco BTG Pactual S.A., Series CPO	147,600	829,186
Banco do Brasil S.A.	876,996	3,988,997
Banco Santander Brasil S.A., Series CPO	243,100	1,142,271
Braskem S.A., Class A, Preference Shares(a)	279,709	848,489
BRF S.A.(a)	434,300	1,967,901
CCR S.A.	411,700	871,229
Centrais Eletricas Brasileiras S.A.	398,762	2,615,589
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	86,200	628,547
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	72,492	1,153,110
Cia Energetica de Minas Gerais	31,667	79,375
Cia Energetica de Minas Gerais, Preference Shares	782,408	1,536,771
Cia Paranaense de Energia	331,900	499,391
Cia Paranaense de Energia, Class B, Preference Shares	563,380	954,741
Cia Siderurgica Nacional S.A.	368,582	749,421
Cosan S.A.	322,265	658,030
Embraer S.A.(a)	177,467	1,486,262
Energisa S.A.	77,900	580,675
Equatorial Energia S.A.	207,700	1,152,464
Gerdau S.A., Preference Shares	940,954	2,974,642
Hapvida Participacoes e Investimentos S.A.(a)(b)	1,561,100	949,268
Itau Unibanco Holding S.A.	149,800	781,250
Itau Unibanco Holding S.A., Preference Shares	1,597,205	9,662,556
Itausa S.A., Preference Shares	777,095	1,424,311
Klabin S.A.	279,480	1,007,118
Localiza Rent a Car S.A.	106,200	770,896
Lojas Renner S.A.	325,110	1,042,936
Marfrig Global Foods S.A.(a)	644,900	1,747,956
Metalurgica Gerdau S.A., Preference Shares	781,300	1,386,128
Natura & Co. Holding S.A.	338,000	800,515
Petroleo Brasileiro S.A.	2,647,219	17,862,297
Petroleo Brasileiro S.A., Preference Shares	4,007,045	24,857,350
Sendas Distribuidora S.A.(a)	491,200	635,558
Suzano S.A.	196,468	2,028,571
Telefonica Brasil S.A.	172,543	1,569,020
TIM S.A.	251,966	721,675
Ultrapar Participacoes S.A.	389,992	1,407,373
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	115,500	127,097
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	327,800	374,305
Vale S.A.	2,346,261	25,153,782
Vibra Energia S.A.	806,898	3,109,807
		135,925,717
	Shares	Value
Canada-0.05%
Canadian Solar, Inc.(a)(c)	46,334	$659,796
Chile-0.31%
Banco de Chile	8,590,025	1,000,679
Banco Santander Chile	20,688,536	1,027,294
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	46,939	1,806,465
		3,834,438
China-42.76%
Agricultural Bank of China Ltd., A Shares	4,292,011	2,854,797
Agricultural Bank of China Ltd., H Shares	19,988,057	9,820,686
Alibaba Group Holding Ltd.	4,828,209	59,057,895
Aluminum Corp. of China Ltd., A Shares	457,300	489,810
Aluminum Corp. of China Ltd., H Shares	1,913,101	1,218,888
Anhui Conch Cement Co. Ltd., A Shares	248,200	933,427
Anhui Conch Cement Co. Ltd., H Shares(c)	1,046,858	3,040,842
ANTA Sports Products Ltd.	150,307	1,604,193
Baidu, Inc., A Shares(a)	630,108	7,189,778
Bank of Beijing Co. Ltd., A Shares	1,223,900	972,786
Bank of China Ltd., A Shares	1,736,300	1,176,687
Bank of China Ltd., H Shares	48,094,633	22,826,268
Bank of Communications Co. Ltd., A Shares	2,330,593	2,330,562
Bank of Communications Co. Ltd., H Shares	6,065,987	4,594,113
Bank of Shanghai Co. Ltd., A Shares	831,200	906,164
Baoshan Iron & Steel Co. Ltd., A Shares	1,022,200	938,090
BYD Co. Ltd., A Shares	13,300	548,021
BYD Co. Ltd., H Shares	102,365	3,697,140
CGN Power Co. Ltd., A Shares	161,200	91,405
CGN Power Co. Ltd., H Shares(b)	3,327,470	1,195,974
China CITIC Bank Corp. Ltd., A Shares	578,401	531,501
China CITIC Bank Corp. Ltd., H Shares	7,486,854	4,665,970
China Coal Energy Co. Ltd., A Shares	146,600	266,943
China Coal Energy Co. Ltd., H Shares	872,858	1,088,830
China Construction Bank Corp., A Shares	286,300	319,319
China Construction Bank Corp., H Shares	40,017,721	31,062,021
China Energy Engineering Corp. Ltd., A Shares	1,768,900	581,920
China Energy Engineering Corp. Ltd., H Shares	3,692,821	498,140
China Everbright Bank Co. Ltd., A Shares	3,377,200	1,638,343
China Everbright Bank Co. Ltd., H Shares	3,112,236	1,051,954
China Everbright Environment Group Ltd.(c)	2,073,885	1,004,242
China Hongqiao Group Ltd.	1,941,142	3,118,703
China Life Insurance Co. Ltd., H Shares	2,168,937	4,597,411
China Mengniu Dairy Co. Ltd.	999,785	2,238,892
China Merchants Bank Co. Ltd., A Shares	712,049	3,742,638
China Merchants Bank Co. Ltd., H Shares	1,813,183	8,872,520
China Minsheng Banking Corp. Ltd., A Shares	3,367,045	1,789,095
China Minsheng Banking Corp. Ltd., H Shares(c)	8,501,611	3,157,535
China Overseas Land & Investment Ltd.	1,524,302	2,912,551
China Pacific Insurance (Group) Co. Ltd., A Shares	299,400	1,549,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)

October 31, 2024

	Shares	Value
China-(continued)
China Pacific Insurance (Group) Co. Ltd., H Shares	1,447,423	$5,026,494
China Petroleum & Chemical Corp., A Shares	2,207,700	1,918,377
China Petroleum & Chemical Corp., H Shares	23,371,751	13,164,575
China Power International Development Ltd.	2,896,994	1,243,634
China Railway Group Ltd., A Shares	1,789,400	1,612,899
China Railway Group Ltd., H Shares	4,840,840	2,415,578
China Resources Beer (Holdings) Co. Ltd.(c)	241,101	893,075
China Resources Gas Group Ltd.(c)	364,643	1,405,874
China Resources Land Ltd.	899,960	2,999,843
China Resources Power Holdings Co. Ltd.(c)	970,019	2,333,288
China Shenhua Energy Co. Ltd., A Shares	167,100	940,522
China Shenhua Energy Co. Ltd., H Shares	1,174,325	5,084,541
China State Construction Engineering Corp. Ltd., A Shares	4,509,422	3,819,403
China Tower Corp. Ltd., H Shares(b)	11,130,878	1,501,844
China United Network Communications Ltd., A Shares	1,541,500	1,081,080
China Vanke Co. Ltd., A Shares(a)	1,209,400	1,581,357
China Vanke Co. Ltd., H Shares(a)(c)	3,564,760	3,393,741
China Yangtze Power Co. Ltd., A Shares	284,100	1,101,410
Chongqing Rural Commercial Bank Co. Ltd., A Shares	311,500	244,284
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,062,175	1,118,346
CITIC Ltd.	1,022,991	1,201,570
CITIC Securities Co. Ltd., A Shares	221,200	872,841
CITIC Securities Co. Ltd., H Shares	597,190	1,649,280
COSCO SHIPPING Holdings Co. Ltd., A Shares	805,580	1,650,151
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,771,268	4,103,913
Country Garden Services Holdings Co. Ltd.(c)	1,364,649	1,028,253
CRRC Corp. Ltd., A Shares	793,900	927,873
CRRC Corp. Ltd., H Shares	1,845,360	1,194,398
CSPC Pharmaceutical Group Ltd.	1,971,937	1,459,834
Daqo New Energy Corp., ADR(a)(c)	56,174	1,268,409
ENN Energy Holdings Ltd.	284,852	2,006,789
GCL Technology Holdings Ltd.(a)	8,810,288	1,945,301
Geely Automobile Holdings Ltd.	2,552,802	4,487,397
Guangdong Investment Ltd.	1,277,164	812,982
Haier Smart Home Co. Ltd., A Shares	121,300	498,502
Haier Smart Home Co. Ltd., H Shares	628,767	2,281,850
Haitong Securities Co. Ltd., A Shares	326,700	541,331
Haitong Securities Co. Ltd., H Shares(c)	1,636,438	1,362,942
Huaneng Power International, Inc., A Shares	241,300	246,182
Huaneng Power International, Inc., H Shares(c)	2,187,729	1,172,134
Huatai Securities Co. Ltd., A Shares	191,600	474,804
Huatai Securities Co. Ltd., H Shares(b)	516,444	874,134
Huaxia Bank Co. Ltd., A Shares	1,157,992	1,150,868
Industrial & Commercial Bank of China Ltd., A Shares	3,748,712	3,184,979
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., H Shares	54,666,552	$32,790,825
Industrial Bank Co. Ltd., A Shares	1,156,026	2,971,594
Inner Mongolia Yitai Coal Co. Ltd., B Shares	417,780	968,507
JD.com, Inc., A Shares	1,087,626	22,055,364
Jiangxi Copper Co. Ltd., A Shares	147,400	449,117
Jiangxi Copper Co. Ltd., H Shares	1,205,663	2,027,979
JinkoSolar Holding Co. Ltd., ADR(c)	46,765	1,242,078
KE Holdings, Inc., ADR(c)	102,122	2,239,535
Kuaishou Technology(a)(b)	229,563	1,352,764
Kunlun Energy Co. Ltd.	834,335	791,221
Kweichow Moutai Co. Ltd., A Shares	6,000	1,288,680
Li Ning Co. Ltd.	467,454	953,761
Longfor Group Holdings Ltd.(b)(c)	1,548,836	2,509,028
Lufax Holding Ltd., ADR(c)	393,621	1,054,904
Meituan, B Shares(a)(b)	542,485	12,818,628
Metallurgical Corp. of China Ltd., A Shares	1,275,500	598,839
Metallurgical Corp. of China Ltd., H Shares(c)	3,426,266	735,688
NetEase, Inc.	190,995	3,072,762
New China Life Insurance Co. Ltd., A Shares	103,600	699,144
New China Life Insurance Co. Ltd., H Shares	502,883	1,697,043
New Oriental Education & Technology Group, Inc.	120,454	753,779
PDD Holdings, Inc., ADR(a)	15,369	1,853,348
People’s Insurance Co. (Group) of China Ltd. (The), A Shares	470,800	470,552
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	5,009,648	2,528,545
PetroChina Co. Ltd., A Shares	917,700	1,043,617
PetroChina Co. Ltd., H Shares	11,135,645	8,361,597
PICC Property & Casualty Co. Ltd., H Shares	2,550,602	3,869,039
Ping An Bank Co. Ltd., A Shares	1,068,300	1,710,813
Ping An Insurance (Group) Co. of China Ltd., A Shares	581,744	4,577,079
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,907,309	30,403,457
Poly Developments and Holdings Group Co. Ltd., A Shares	723,700	1,100,488
Postal Savings Bank of China Co. Ltd., A Shares	1,014,400	743,535
Postal Savings Bank of China Co. Ltd., H Shares(b)	6,349,918	3,646,502
Power Construction Corp. of China Ltd., A Shares	1,219,700	944,477
Qifu Technology, Inc., ADR	62,557	2,052,495
SAIC Motor Corp. Ltd., A Shares	572,556	1,035,899
Shaanxi Coal Industry Co. Ltd., A Shares	220,800	766,206
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	134,900	367,291
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	551,308	852,067
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,375,105	3,290,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)

October 31, 2024

	Shares	Value
China-(continued)
Shenzhou International Group Holdings Ltd.	137,767	$1,063,797
Sino Biopharmaceutical Ltd.	2,852,401	1,295,702
Sinopharm Group Co. Ltd., H Shares	475,725	1,185,124
Sunny Optical Technology Group Co. Ltd.	163,281	1,062,102
Tencent Holdings Ltd.	771,288	40,215,048
Tencent Music Entertainment Group, ADR	79,459	884,379
Trip.com Group Ltd.(a)	68,963	4,437,909
Vipshop Holdings Ltd., ADR(c)	130,893	1,890,095
Weichai Power Co. Ltd., A Shares	181,400	340,580
Weichai Power Co. Ltd., H Shares	771,429	1,165,632
Wuxi Biologics (Cayman), Inc.(a)(b)	530,635	1,127,239
Xiaomi Corp., B Shares(a)(b)	3,642,391	12,492,541
Xinyi Solar Holdings Ltd.	1,737,935	891,294
Yankuang Energy Group Co. Ltd., A Shares	81,520	176,743
Yankuang Energy Group Co. Ltd., H Shares(c)	1,328,293	1,728,238
Yum China Holdings, Inc.(c)	72,377	3,252,165
Zijin Mining Group Co. Ltd., A Shares	254,800	597,677
Zijin Mining Group Co. Ltd., H Shares	1,000,801	2,131,696
		528,079,269
India-11.76%
Axis Bank Ltd.	309,912	4,257,311
Bajaj Finance Ltd.	12,946	1,057,438
Bank of Baroda	290,207	863,019
Bharat Petroleum Corp. Ltd.	1,027,550	3,790,428
Bharti Airtel Ltd.	196,659	3,764,149
Bharti Airtel Ltd.	12,724	182,009
Canara Bank	577,530	701,753
Coal India Ltd.	544,625	2,921,346
Dr. Reddy’s Laboratories Ltd.	52,785	798,414
GAIL (India) Ltd.	772,269	1,829,871
Grasim Industries Ltd.	79,801	2,555,679
HCL Technologies Ltd.	137,135	2,869,498
HDFC Bank Ltd.	524,731	10,785,695
Hero MotoCorp Ltd.	19,759	1,168,358
Hindalco Industries Ltd.	549,776	4,461,107
Hindustan Petroleum Corp. Ltd.	577,595	2,611,716
Hindustan Unilever Ltd.	71,411	2,144,031
ICICI Bank Ltd.	155,704	2,388,430
Indian Oil Corp. Ltd.	1,965,349	3,312,363
Infosys Ltd.	384,551	8,023,519
ITC Ltd.	406,029	2,355,737
Jindal Steel & Power Ltd.	86,275	941,587
Jio Financial Services Ltd.(a)	364,460	1,393,994
JSW Steel Ltd.	173,075	1,976,096
Larsen & Toubro Ltd.	76,792	3,298,732
Mahindra & Mahindra Ltd.	128,499	4,149,548
Maruti Suzuki India Ltd.	11,168	1,465,826
NTPC Ltd.	1,076,515	5,206,656
Oil & Natural Gas Corp. Ltd.	1,842,358	5,810,292
Petronet LNG Ltd.	259,326	1,023,325
Power Finance Corp. Ltd.	413,019	2,218,840
Power Grid Corp. of India Ltd.	830,812	3,160,392
Punjab National Bank	579,611	673,218
REC Ltd.	271,813	1,678,220
Reliance Industries Ltd.	776,742	12,281,825
Sammaan Capital Ltd.	415,105	708,750
	Shares	Value
India-(continued)
Shriram Finance Ltd.	44,729	$1,660,664
State Bank of India	383,976	3,736,570
Steel Authority of India Ltd.	751,279	1,029,255
Sun Pharmaceutical Industries Ltd.	66,708	1,463,925
Tata Consultancy Services Ltd.	111,311	5,235,747
Tata Motors Ltd.	352,703	3,488,600
Tata Power Co. Ltd. (The)	194,243	1,012,505
Tata Steel Ltd.	3,325,459	5,844,573
Tech Mahindra Ltd.	114,831	2,185,695
UltraTech Cement Ltd.	8,532	1,120,387
Union Bank of India Ltd.	444,319	616,160
UPL Ltd.	218,849	1,438,666
Vedanta Ltd.	1,057,784	5,822,758
Wipro Ltd.	154,421	1,005,191
Yes Bank Ltd.(a)	3,225,267	778,587
		145,268,455
Indonesia-1.19%
PT Astra International Tbk	4,799,392	1,558,110
PT Bank Central Asia Tbk	5,240,652	3,422,535
PT Bank Mandiri (Persero) Tbk	7,143,755	3,032,661
PT Bank Negara Indonesia (Persero) Tbk	3,750,260	1,250,847
PT Bank Rakyat Indonesia (Persero) Tbk	10,857,207	3,309,864
PT GoTo Gojek Tokopedia Tbk(a)	163,133,243	704,171
PT Telkom Indonesia (Persero) Tbk	8,203,046	1,466,235
		14,744,423
Malaysia-0.70%
CIMB Group Holdings Bhd.	1,636,300	2,967,151
Malayan Banking Bhd.	788,600	1,888,550
Public Bank Bhd.	1,422,500	1,431,438
Tenaga Nasional Bhd.	404,300	1,293,413
Top Glove Corp. Bhd.(a)	4,369,100	1,058,734
		8,639,286
Mexico-2.02%
America Movil S.A.B. de C.V., Class B	7,525,558	5,938,265
Arca Continental S.A.B. de C.V.	82,986	709,539
CEMEX S.A.B. de C.V., Series CPO(d)	5,088,655	2,676,903
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	102,371	850,809
Fibra Uno Administracion S.A. de C.V.	628,040	722,202
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	345,514	3,349,430
Grupo Bimbo S.A.B. de C.V., Series A(c)	211,216	655,280
Grupo Financiero Banorte S.A.B. de C.V., Class O	549,052	3,818,098
Grupo Mexico S.A.B. de C.V., Class B	564,107	2,947,513
Grupo Televisa S.A.B., Series CPO(c)(f)	1,670,396	830,363
Wal-Mart de Mexico S.A.B. de C.V., Series V	878,807	2,413,254
		24,911,656
Romania-0.09%
NEPI Rockcastle N.V.(a)(c)	134,861	1,055,471
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
GMK Norilskiy Nickel PAO(g)	2,015,200	0
Inter RAO UES PJSC(g)	29,081,146	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)

October 31, 2024

	Shares	Value
Russia-(continued)
Lukoil PJSC(g)	261,775	$0
Magnit PJSC(g)	55,179	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(g)	550,555	0
Novatek PJSC(g)	130,598	0
Novolipetsk Steel PJSC(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
Severstal PAO(g)	147,196	0
Sistema AFK PAO(g)	3,408,447	0
Surgutneftegas PJSC(g)	3,493,738	0
Surgutneftegas PJSC, Preference Shares(g)	3,804,484	0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(a)(g)	712,692	0
		0
Saudi Arabia-2.41%
Al Rajhi Bank	202,810	4,738,780
Alinma Bank	155,052	1,158,503
Arab National Bank	170,412	857,044
Banque Saudi Fransi	73,477	608,444
Etihad Etisalat Co.	68,110	937,777
Riyad Bank	189,907	1,298,059
SABIC Agri-Nutrients Co.	46,015	1,391,738
Sahara International Petrochemical Co.	126,534	884,792
Saudi Arabian Mining Co.(a)	119,322	1,786,350
Saudi Arabian Oil Co.(b)	559,662	4,020,086
Saudi Awwal Bank	97,131	874,307
Saudi Basic Industries Corp.	111,191	2,150,997
Saudi National Bank (The)	498,439	4,381,741
Saudi Telecom Co.	329,478	3,697,814
Yanbu National Petrochemical Co., Class A	87,762	928,179
		29,714,611
South Africa-4.02%
Absa Group Ltd.	232,150	2,218,549
Anglo American Platinum Ltd.(c)	29,898	1,171,890
Bid Corp. Ltd.(c)	72,710	1,709,447
Bidvest Group Ltd. (The)(c)	87,162	1,406,478
Capitec Bank Holdings Ltd.(c)	10,788	1,943,350
Discovery Ltd.	117,264	1,199,078
FirstRand Ltd.	1,264,768	5,541,289
Foschini Group Ltd. (The)(c)	147,178	1,281,974
Gold Fields Ltd.(c)	149,773	2,462,933
Growthpoint Properties Ltd.(c)	1,652,040	1,223,027
Impala Platinum Holdings Ltd.(a)(c)	497,181	3,272,377
MTN Group Ltd.	466,876	2,312,203
Naspers Ltd.	27,656	6,517,940
Nedbank Group Ltd.(c)	106,459	1,799,320
Northam Platinum Holdings Ltd.(c)	151,451	1,117,338
Remgro Ltd.	96,525	838,529
Sanlam Ltd.	370,239	1,837,164
Sasol Ltd.	319,853	1,792,656
Shoprite Holdings Ltd.	106,714	1,837,782
Sibanye Stillwater Ltd.(a)(c)	3,220,645	3,744,165
	Shares	Value
South Africa-(continued)
Standard Bank Group Ltd.(c)	247,851	$3,402,645
Woolworths Holdings Ltd.(c)	290,337	1,069,058
		49,699,192
Taiwan-18.15%
Acer, Inc.	1,099,000	1,361,851
ASE Technology Holding Co. Ltd.	1,300,884	6,134,705
Asustek Computer, Inc.	285,706	5,044,970
AUO Corp.(a)	4,204,244	2,166,003
Catcher Technology Co. Ltd.	162,000	1,179,063
Cathay Financial Holding Co. Ltd.	1,327,919	2,804,493
Chailease Holding Co. Ltd.	333,943	1,563,783
Cheng Shin Rubber Industry Co. Ltd.	529,000	759,778
Chicony Electronics Co. Ltd.	168,000	847,240
China Airlines Ltd.	1,197,000	834,763
China Steel Corp.	2,272,632	1,589,486
Chunghwa Telecom Co. Ltd.	686,039	2,604,161
Compal Electronics, Inc.	4,000,000	4,390,993
CTBC Financial Holding Co. Ltd.	3,587,663	3,977,193
Delta Electronics, Inc.	379,791	4,690,754
E.Sun Financial Holding Co. Ltd.	1,325,005	1,126,694
Eva Airways Corp.	835,000	964,343
Evergreen Marine Corp. Taiwan Ltd.	1,191,381	7,548,724
Far EasTone Telecommunications Co. Ltd.	328,000	905,735
First Financial Holding Co. Ltd.	961,673	809,783
Formosa Plastics Corp.	533,280	782,056
Fubon Financial Holding Co. Ltd.	1,079,870	3,016,572
Globalwafers Co. Ltd.	47,457	617,753
Hon Hai Precision Industry Co. Ltd.	2,563,635	16,432,193
Innolux Corp.	4,966,444	2,394,313
Inventec Corp.	1,074,000	1,485,383
KGI Financial Holding Co. Ltd.	2,804,000	1,444,829
Largan Precision Co. Ltd.	25,000	1,751,018
Lite-On Technology Corp.	545,313	1,709,446
MediaTek, Inc.	327,049	12,731,428
Mega Financial Holding Co. Ltd.	1,353,985	1,649,691
Micro-Star International Co. Ltd.	200,000	1,094,029
Nan Ya Plastics Corp.	506,940	653,155
Nanya Technology Corp.(a)	462,000	598,264
Novatek Microelectronics Corp.	138,000	2,132,285
Pegatron Corp.	668,260	2,026,276
Powerchip Semiconductor Manufacturing Corp.(a)	1,038,000	573,139
Powertech Technology, Inc.	268,000	1,043,567
Qisda Corp.	606,000	674,262
Quanta Computer, Inc.	633,000	5,748,487
Radiant Opto-Electronics Corp.	185,000	1,204,155
Realtek Semiconductor Corp.	99,000	1,452,575
Simplo Technology Co. Ltd.	71,000	748,456
Sino-American Silicon Products, Inc.	165,000	798,595
SinoPac Financial Holdings Co. Ltd.	1,336,224	948,556
Taiwan Mobile Co. Ltd.	307,000	1,082,008
Taiwan Semiconductor Manufacturing Co. Ltd.	2,472,807	77,545,961
TCC Group Holdings Co. Ltd.	1,517,136	1,507,151
Tripod Technology Corp.	124,000	731,920
Unimicron Technology Corp.	213,000	1,040,247
Uni-President Enterprises Corp.	622,941	1,744,483
United Microelectronics Corp.	3,696,925	5,333,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)

October 31, 2024

	Shares	Value
Taiwan-(continued)
Walsin Lihwa Corp.	967,000	$886,260
Wan Hai Lines Ltd.	778,000	2,059,768
Winbond Electronics Corp.(a)	1,042,000	616,751
Wistron Corp.	1,134,875	3,814,505
Wiwynn Corp.	12,000	682,229
WPG Holdings Ltd.	651,000	1,479,116
WT Microelectronics Co. Ltd.	167,000	562,000
Yageo Corp.	137,540	2,339,338
Yang Ming Marine Transport Corp.	2,396,136	4,919,319
Yuanta Financial Holding Co. Ltd.	1,648,825	1,653,717
Zhen Ding Technology Holding Ltd.	328,000	1,131,043
		224,144,540
Thailand-3.34%
Advanced Info Service PCL, NVDR	282,916	2,302,923
Bangchak Corp. PCL, NVDR	764,251	774,492
Bangkok Bank PCL, NVDR	407,438	1,773,253
Bangkok Dusit Medical Services PCL, NVDR	1,439,441	1,173,345
Banpu PCL, NVDR	9,343,814	1,730,148
Charoen Pokphand Foods PCL, NVDR	2,519,587	1,854,488
CP ALL PCL, NVDR	1,681,838	3,152,404
Indorama Ventures PCL, NVDR	1,625,627	1,247,225
Kasikornbank PCL, NVDR	1,133,676	4,913,574
Krung Thai Bank PCL, NVDR	3,871,424	2,351,397
PTT Exploration & Production PCL, NVDR	532,462	1,999,837
PTT Global Chemical PCL, NVDR	1,677,390	1,292,926
PTT PCL, NVDR	8,241,715	8,187,999
SCB X PCL, NVDR	958,791	3,224,497
Siam Cement PCL (The), NVDR	310,651	1,933,882
Thai Oil PCL, NVDR	746,985	908,094
TMBThanachart Bank PCL, NVDR	16,648,631	878,435
True Corp. PCL, NVDR(a)	4,372,324	1,592,244
		41,291,163
Turkey-1.52%
Akbank T.A.S.	1,686,388	2,491,221
BIM Birlesik Magazalar A.S.	114,744	1,564,493
Eregli Demir ve Celik Fabrikalari T.A.S.	1,521,124	2,112,098
Haci Omer Sabanci Holding A.S.	963,211	2,339,825
KOC Holding A.S.	458,042	2,257,161
	Shares	Value
Turkey-(continued)
Turk Hava Yollari AO(a)	251,432	$1,998,289
Turkcell Iletisim Hizmetleri A.S.	520,219	1,285,385
Turkiye Is Bankasi A.S., Class C	4,092,302	1,405,728
Turkiye Petrol Rafinerileri A.S.	320,858	1,354,770
Turkiye Sise ve Cam Fabrikalari A.S.	478,558	546,854
Yapi ve Kredi Bankasi A.S.	1,977,390	1,413,241
		18,769,065
United Kingdom-0.26%
AngloGold Ashanti PLC	115,233	3,205,809
United States-0.38%
JBS S.A.	752,122	4,678,715
Total Common Stocks & Other Equity Interests (Cost $1,063,070,474)		1,234,621,606
Money Market Funds-0.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(h)(i) (Cost $9,010,769)	9,010,769	9,010,769
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.69% (Cost $1,072,081,243)		1,243,632,375
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.47%
Invesco Private Government Fund, 4.84%(h)(i)(j)	15,286,308	15,286,308
Invesco Private Prime Fund, 4.99%(h)(i)(j)	39,847,578	39,859,532
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,148,611)		55,145,840
TOTAL INVESTMENTS IN SECURITIES-105.16% (Cost $1,127,229,854)		1,298,778,215
OTHER ASSETS LESS LIABILITIES-(5.16)%		(63,679,399)
NET ASSETS-100.00%		$1,235,098,816

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $42,488,008, which represented 3.44% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$94,520,394	$(85,509,625)	$-	$-	$9,010,769	$247,828
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,807,946	54,013,747	(43,535,385)	-	-	15,286,308	371,645 *
Invesco Private Prime Fund	12,366,493	125,676,151	(98,182,498)	(2,856)	2,242	39,859,532	991,033 *
Total	$17,174,439	$274,210,292	$(227,227,508)	$(2,856)	$2,242	$64,156,609	$1,610,506

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Global Clean Energy ETF (PBD)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Austria-0.92%
Verbund AG	10,928	$898,230
Belgium-0.84%
Elia Group S.A./N.V.(a)	8,646	821,130
Canada-4.27%
Ballard Power Systems, Inc.(a)(b)	495,929	786,257
Boralex, Inc., Class A	36,073	866,145
Canadian Solar, Inc.(a)(b)	62,252	886,469
Innergex Renewable Energy, Inc.	128,777	842,531
NFI Group, Inc.(b)	67,606	768,719
		4,150,121
Chile-0.97%
Sociedad Quimica y Minera de Chile S.A., ADR(a)	24,583	943,741
China-12.98%
China Datang Corp. Renewable Power Co. Ltd., H Shares(a)	3,448,798	992,520
Flat Glass Group Co. Ltd., H Shares(a)	599,047	1,220,733
Ganfeng Lithium Group Co. Ltd., H Shares(a)(c)	427,930	1,173,917
JinkoSolar Holding Co. Ltd., ADR(a)	47,242	1,254,748
NIO, Inc., ADR(a)(b)	237,506	1,211,281
Tianneng Power International Ltd.(a)	1,391,585	1,130,575
Wasion Holdings Ltd.	1,074,000	812,555
Xinyi Energy Holdings Ltd.(a)	8,813,077	997,045
Xinyi Solar Holdings Ltd.	2,138,895	1,096,925
XPeng, Inc., ADR(a)(b)	132,964	1,493,186
Yadea Group Holdings Ltd.(a)(c)	719,928	1,243,452
		12,626,937
Denmark-2.69%
NKT A/S(b)	10,218	956,308
Orsted A/S(a)(b)(c)	15,754	925,581
Vestas Wind Systems A/S(b)	38,563	733,603
		2,615,492
Finland-0.68%
Kempower OYJ(a)(b)	60,327	656,702
France-3.86%
Neoen S.A.(c)	21,503	923,345
Nexans S.A.	6,761	939,333
Rexel S.A.	36,701	1,009,215
SPIE S.A.	24,345	879,431
		3,751,324
Germany-3.15%
Nordex SE(a)(b)	60,113	854,990
SMA Solar Technology AG(a)	36,790	642,521
Verbio SE	48,701	747,272
Wacker Chemie AG	9,792	822,045
		3,066,828
Ireland-0.91%
Kingspan Group PLC	10,076	888,064
	Shares	Value
Israel-1.83%
Energix-Renewable Energies Ltd.	255,246	$886,865
Enlight Renewable Energy Ltd.(b)	56,479	895,370
		1,782,235
Italy-2.88%
Eurogroup Laminations S.p.A.(a)	244,098	909,121
Prysmian S.p.A.	13,649	961,410
Terna S.p.A.	107,699	931,060
		2,801,591
Japan-4.33%
GS Yuasa Corp.	53,996	952,872
RENOVA, Inc.(a)(b)	143,180	809,284
Tamura Corp.	220,818	798,063
Toyo Tanso Co. Ltd.(a)	22,788	780,802
West Holdings Corp.	58,591	869,666
		4,210,687
Netherlands-1.63%
Alfen N.V.(a)(b)(c)	53,577	717,087
Fugro N.V.	37,624	863,443
		1,580,530
New Zealand-0.91%
Mercury NZ Ltd.(a)	226,256	886,763
Norway-0.68%
NEL ASA(a)(b)	1,724,985	665,509
South Africa-0.83%
Scatec ASA(b)(c)	111,381	809,319
South Korea-7.05%
CS Wind Corp.	18,517	779,506
Doosan Fuel Cell Co. Ltd.(a)(b)	65,535	821,222
Ecopro BM Co. Ltd.(b)	6,701	817,758
HD Hyundai Electric Co. Ltd.	4,517	1,057,220
Lotte Energy Materials Corp.	33,893	919,890
LS Corp.	10,932	821,279
LS Electric Co. Ltd.	7,082	742,235
Samsung SDI Co. Ltd.	3,828	897,532
		6,856,642
Spain-3.41%
Acciona S.A.(a)	7,027	900,037
Corporacion ACCIONA Energias Renovables S.A.(a)	40,841	843,844
EDP Renovaveis S.A.(a)	58,824	795,739
Solaria Energia y Medio Ambiente S.A.(a)(b)	74,031	775,016
		3,314,636
Sweden-1.00%
NIBE Industrier AB, Class B(a)	201,351	972,107
Switzerland-1.16%
Landis+Gyr Group AG(b)	10,416	837,944
Meyer Burger Technology AG(a)(b)	168,998	290,835
		1,128,779
Taiwan-11.35%
AcBel Polytech, Inc.	844,000	832,385
Allis Electric Co. Ltd.	233,642	799,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Global Clean Energy ETF (PBD)—(continued)

October 31, 2024

	Shares	Value
Taiwan-(continued)
Chung-Hsin Electric and Machinery Manufacturing Corp.	170,000	$827,349
Delta Electronics, Inc.	72,000	889,264
Fortune Electric Co. Ltd.	45,000	753,234
Motech Industries, Inc.	1,151,684	855,835
Phihong Technology Co. Ltd.(b)	723,124	842,725
Shihlin Electric & Engineering Corp.	135,000	844,498
Sino-American Silicon Products, Inc.	157,000	759,876
Ta Ya Electric Wire & Cable Co. Ltd.	543,550	765,209
Teco Electric and Machinery Co. Ltd.	632,000	965,985
United Renewable Energy Co. Ltd.(b)	2,588,141	894,933
Voltronic Power Technology Corp.	15,399	1,012,704
		11,043,513
United Kingdom-2.50%
Ceres Power Holdings PLC(a)(b)	371,271	956,027
ITM Power PLC(a)(b)	1,308,530	702,563
Subsea 7 S.A.	50,107	768,028
		2,426,618
United States-29.06%
Ameresco, Inc., Class A(a)(b)	32,500	1,000,025
Archer Aviation, Inc., Class A(a)(b)	245,505	773,341
Array Technologies, Inc.(a)(b)	139,815	912,992
Atkore, Inc.	9,740	835,302
Bloom Energy Corp., Class A(a)(b)	76,435	733,776
Blue Bird Corp.(a)(b)	18,572	782,067
Brookfield Renewable Corp., Class A(a)	31,575	965,563
ChargePoint Holdings, Inc.(a)(b)	511,581	613,897
Core & Main, Inc., Class A(b)	17,824	789,247
Darling Ingredients, Inc.(b)	22,376	875,125
Enphase Energy, Inc.(b)	7,816	649,041
Eos Energy Enterprises, Inc.(a)(b)	484,072	1,505,464
EVgo, Inc.(a)(b)	245,818	1,927,213
First Solar, Inc.(b)	3,960	770,141
FuelCell Energy, Inc.(a)(b)	1,964,672	675,847
HA Sustainable Infrastructure Capital, Inc.	29,276	1,024,367
Hubbell, Inc.	2,385	1,018,467
	Shares	Value
United States-(continued)
Itron, Inc.(b)	9,401	$1,050,656
Lucid Group, Inc.(a)(b)	285,054	629,969
Ormat Technologies, Inc.(a)	12,425	981,823
Plug Power, Inc.(a)(b)	431,951	846,624
QuantumScape Corp.(a)(b)	155,882	802,792
REC Silicon ASA(a)(b)	1,381,831	993,475
Rivian Automotive, Inc., Class A(a)(b)	66,553	672,185
Shoals Technologies Group, Inc., Class A(b)	171,299	926,728
Signify N.V.	38,776	947,585
SolarEdge Technologies, Inc.(a)(b)	37,270	635,826
Sunnova Energy International, Inc.(a)(b)	108,281	657,266
Sunrun, Inc.(a)(b)	46,699	674,801
TPI Composites, Inc.(a)(b)	235,656	802,409
Universal Display Corp.	4,848	874,191
Wolfspeed, Inc.(a)(b)	69,215	921,252
		28,269,457
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $133,288,817)		97,166,955
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.31%
Invesco Private Government Fund, 4.84%(d)(e)(f)	8,450,766	8,450,766
Invesco Private Prime Fund, 4.99%(d)(e)(f)	21,997,630	22,004,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,455,897)		30,454,995
TOTAL INVESTMENTS IN SECURITIES-131.20% (Cost $163,744,714)		127,621,950
OTHER ASSETS LESS LIABILITIES-(31.20)%		(30,348,541)
NET ASSETS-100.00%		$97,273,409

Investment Abbreviations:
ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Global Clean Energy ETF (PBD)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $5,792,701, which represented 5.96% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,914,250	$(2,914,250)	$-	$-	$-	$2,481
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,689,928	46,981,255	(50,220,417)	-	-	8,450,766	550,870 *
Invesco Private Prime Fund	30,067,649	84,620,154	(92,690,935)	(1,786)	9,147	22,004,229	1,483,784 *
Total	$41,757,577	$134,515,659	$(145,825,602)	$(1,786)	$9,147	$30,454,995	$2,037,135

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Water ETF (PIO)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Brazil-7.91%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,340,841	$21,328,376
Canada-2.04%
Stantec, Inc.	67,945	5,505,010
Chile-0.18%
Aguas Andinas S.A., Class A	1,719,588	491,214
China-0.26%
China Water Affairs Group Ltd.(a)	1,150,577	701,499
France-5.08%
Veolia Environnement S.A.	432,353	13,691,942
Japan-13.98%
Ebara Corp.	825,702	12,741,261
Ebara Jitsugyo Co. Ltd.	8,596	232,217
Kurita Water Industries Ltd.	103,250	3,921,907
METAWATER Co. Ltd.	32,948	384,366
Miura Co. Ltd.	124,696	2,960,942
Nomura Micro Science Co. Ltd.(a)	428,226	6,077,956
Organo Corp.	94,761	4,522,649
TOTO Ltd.	243,126	6,847,271
		37,688,569
Mexico-0.04%
Grupo Rotoplas S.A.B. de C.V.(a)(b)	88,204	91,039
Netherlands-2.24%
Aalberts N.V.	46,838	1,686,177
Arcadis N.V.	63,117	4,361,490
		6,047,667
South Korea-0.76%
Coway Co. Ltd.	45,082	2,058,091
Switzerland-6.11%
Belimo Holding AG	4,681	3,096,487
Geberit AG	17,533	10,965,475
Georg Fischer AG(a)	33,290	2,413,881
		16,475,843
United Kingdom-10.31%
Genuit Group PLC	130,205	785,097
Halma PLC	177,895	5,660,595
Severn Trent PLC	210,878	6,962,247
Spirax Group PLC	80,771	6,703,087
United Utilities Group PLC	585,508	7,696,961
		27,807,987
	Shares	Value
United States-50.89%
A.O. Smith Corp.	64,267	$4,826,452
Advanced Drainage Systems, Inc.(a)	39,955	5,988,455
American Water Works Co., Inc.	60,962	8,419,462
Consolidated Water Co. Ltd.	28,041	666,254
Core & Main, Inc., Class A(a)(b)	172,197	7,624,883
Ecolab, Inc.	88,590	21,769,221
Ferguson Enterprises, Inc.	26,880	5,294,332
IDEX Corp.	34,636	7,434,271
Pentair PLC	252,862	25,063,681
Roper Technologies, Inc.	40,456	21,754,405
Veralto Corp.	94,762	9,683,729
Waters Corp.(a)(b)	27,297	8,819,934
Xylem, Inc.	81,290	9,899,496
		137,244,575
Total Common Stocks & Other Equity Interests (Cost $220,624,336)		269,131,812
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $122,640)	122,640	122,640
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $220,746,976)		269,254,452
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.75%
Invesco Private Government Fund, 4.84%(c)(d)(e)	2,058,065	2,058,065
Invesco Private Prime Fund, 4.99%(c)(d)(e)	5,363,292	5,364,901
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,423,455)		7,422,966
TOTAL INVESTMENTS IN SECURITIES-102.59% (Cost $228,170,431)		276,677,418
OTHER ASSETS LESS LIABILITIES-(2.59)%		(6,995,914)
NET ASSETS-100.00%		$269,681,504

Investment Abbreviations:
ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Water ETF (PIO)—(continued)

October 31, 2024

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,696,929	$(9,574,289)	$-	$-	$122,640	$4,457
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,640,696	86,997,000	(86,579,631)	-	-	2,058,065	283,629 *
Invesco Private Prime Fund	3,721,053	175,378,885	(173,734,809)	(476)	248	5,364,901	740,540 *
Total	$5,361,749	$272,072,814	$(269,888,729)	$(476)	$248	$7,545,606	$1,028,626

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco International BuyBack AchieversTM ETF (IPKW)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Australia-2.51%
AMP Ltd.	362,700	$339,723
Helia Group Ltd.	35,447	94,497
McMillan Shakespeare Ltd.	8,960	85,743
Qantas Airways Ltd.(a)	233,941	1,238,110
Whitehaven Coal Ltd.(b)	117,653	524,797
		2,282,870
Belgium-1.01%
Groupe Bruxelles Lambert N.V.	12,837	922,596
Canada-5.34%
Advantage Energy Ltd.(a)	22,983	143,608
Canada Goose Holdings, Inc.(a)	4,931	48,463
CES Energy Solutions Corp.	29,840	170,826
CI Financial Corp.	18,801	308,865
Docebo, Inc.(a)	2,126	96,726
Dye & Durham Ltd.	3,704	50,593
Gildan Activewear, Inc.	19,912	973,352
Imperial Oil Ltd.	18,352	1,367,892
Mattr Corp.(a)	7,432	64,779
MEG Energy Corp.	40,278	735,374
Mullen Group Ltd.	12,329	133,201
NuVista Energy Ltd.(a)	26,131	209,580
Obsidian Energy Ltd.(a)	11,371	64,443
Secure Energy Services, Inc.	36,007	400,638
Trican Well Service Ltd.(b)	29,461	97,643
		4,865,983
China-4.43%
Alibaba Group Holding Ltd.	332,103	4,038,941
Denmark-3.09%
A.P. Moller - Maersk A/S, Class B	545	856,775
D/S Norden A/S	3,255	111,438
Pandora A/S	12,267	1,846,313
		2,814,526
France-11.35%
BNP Paribas S.A.	68,464	4,664,082
Carrefour S.A.(b)	75,058	1,184,410
TotalEnergies SE	72,033	4,488,834
		10,337,326
Germany-0.99%
K+S AG(b)	23,581	285,320
TeamViewer SE(a)(c)	21,873	315,471
United Internet AG	14,650	298,374
		899,165
Hong Kong-0.07%
Skyworth Group Ltd.	162,027	64,399
Ireland-0.25%
Glenveagh Properties PLC(a)(c)	75,249	130,711
Greencore Group PLC(a)	36,274	97,002
		227,713
Israel-0.51%
Plus500 Ltd.	11,195	337,081
Tel Aviv Stock Exchange Ltd. (The)	13,001	130,500
		467,581
	Shares	Value
Italy-5.29%
OVS S.p.A.(c)	31,338	$96,011
UniCredit S.p.A.	107,048	4,727,697
		4,823,708
Japan-17.76%
Alfresa Holdings Corp.	30,328	440,311
Citizen Watch Co. Ltd.	34,213	205,963
Dai Nippon Printing Co. Ltd.	83,031	1,455,393
Eiken Chemical Co. Ltd.	4,609	75,009
Hokkoku Financial Holdings, Inc.	3,518	101,620
Hosokawa Micron Corp.	2,403	63,575
Idemitsu Kosan Co. Ltd.	156,316	1,074,432
Japan Aviation Electronics Industry Ltd.	7,207	135,789
Japan Post Holdings Co. Ltd.	246,177	2,290,864
JVCKenwood Corp.	24,534	194,645
Kansai Paint Co. Ltd.	20,947	343,788
Kureha Corp.	6,913	128,162
Megachips Corp.	2,502	90,668
Nippon Yusen K.K.	64,429	2,173,223
Olympus Corp.	123,765	2,202,298
Sankyo Co. Ltd.	36,928	494,313
Sankyu, Inc.	8,306	290,744
Seino Holdings Co. Ltd.(b)	24,125	389,690
Sekisui Jushi Corp.	4,400	65,772
Sojitz Corp.	31,627	655,483
Suzuken Co. Ltd.	11,616	381,748
Toa Corp.	13,104	85,338
Toho Holdings Co. Ltd.(b)	9,664	289,111
Tokai Rika Co. Ltd.	9,803	139,910
Tokyo Gas Co. Ltd.	55,136	1,364,238
TSI Holdings Co. Ltd.(b)	10,852	63,976
Ushio, Inc.	13,607	188,886
Wacoal Holdings Corp.	7,007	219,376
Wacom Co. Ltd.	16,321	76,502
Yamato Holdings Co. Ltd.(b)	46,441	494,060
		16,174,887
Mexico-0.08%
Grupo Elektra S.A.B. de C.V.(b)(d)	3,496	72,412
Netherlands-6.15%
Aegon Ltd.	189,378	1,193,704
ING Groep N.V.	258,939	4,406,233
		5,599,937
Norway-2.44%
Equinor ASA	92,867	2,223,086
Poland-0.20%
Asseco Poland S.A.(b)	8,071	181,427
Portugal-1.01%
Galp Energia SGPS S.A.	54,360	924,780
South Africa-2.86%
Naspers Ltd.	9,660	2,264,292
Woolworths Holdings Ltd.(b)	91,709	337,684
		2,601,976
South Korea-0.59%
Hugel, Inc.(a)	981	194,067
Hyundai Elevator Co. Ltd.	3,451	118,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)

October 31, 2024

	Shares	Value
South Korea-(continued)
Jeio Co. Ltd.(a)	3,423	$49,435
Seegene, Inc.	6,407	110,962
SK Networks Co. Ltd.	16,222	61,832
		534,580
Spain-2.14%
Repsol S.A.	156,773	1,948,798
Sweden-1.23%
Trelleborg AB, Class B	29,962	990,142
Truecaller AB, Class B	29,639	131,574
		1,121,716
United Kingdom-20.30%
abrdn PLC(b)	164,591	279,638
Balfour Beatty PLC	49,180	281,240
Burberry Group PLC(b)	34,110	343,549
Centrica PLC	494,945	746,411
Deliveroo PLC(a)(c)	84,367	149,467
Domino’s Pizza Group PLC	18,773	72,696
Harbour Energy PLC	53,424	189,844
IG Group Holdings PLC	32,627	375,425
Imperial Brands PLC	56,357	1,693,284
InterContinental Hotels Group PLC	10,761	1,184,543
Johnson Service Group PLC	32,332	62,102
Lloyds Banking Group PLC	2,981,433	2,046,866
Man Group PLC	113,148	288,901
Mears Group PLC	5,781	25,307
NatWest Group PLC	509,765	2,409,832
OSB Group PLC	36,133	164,356
Paragon Banking Group PLC	17,856	157,482
Serco Group PLC	94,752	213,303
Shell PLC	144,584	4,793,034
	Shares	Value
United Kingdom-(continued)
Spirent Communications PLC(a)	41,831	$90,351
Standard Chartered PLC	194,400	2,250,375
Whitbread PLC	15,362	595,073
Zigup PLC	16,756	76,368
		18,489,447
United States-10.12%
BP PLC	895,115	4,334,510
CRH PLC	51,425	4,888,514
		9,223,024
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $88,833,656)		90,840,878
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.02%
Invesco Private Government Fund, 4.84%(e)(f)(g)	978,498	978,498
Invesco Private Prime Fund, 4.99%(e)(f)(g)	2,685,603	2,686,409
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,665,080)		3,664,907
TOTAL INVESTMENTS IN SECURITIES-103.74% (Cost $92,498,736)		94,505,785
OTHER ASSETS LESS LIABILITIES-(3.74)%		(3,406,074)
NET ASSETS-100.00%		$91,099,711

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $691,660, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,265,576	$(9,265,576)	$-	$-	$-	$1,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)

October 31, 2024

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$854,461	$15,589,721	$(15,465,684)	$-	$-	$978,498	$60,760 *
Invesco Private Prime Fund	2,576,371	33,921,811	(33,811,739)	(173)	139	2,686,409	163,443 *
Total	$3,430,832	$58,777,108	$(58,542,999)	$(173)	$139	$3,664,907	$225,784

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco MSCI Global Climate 500 ETF (KLMT)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-2.22%
ANZ Group Holdings Ltd.	130,732	$2,667,359
Commonwealth Bank of Australia	51,456	4,811,202
CSL Ltd.	14,930	2,806,128
Dexus	310,458	1,458,020
Fortescue Ltd.	92,232	1,158,098
Goodman Group	92,231	2,213,471
Macquarie Group Ltd.	18,578	2,817,151
National Australia Bank Ltd.	125,557	3,190,907
Rio Tinto Ltd.	18,682	1,459,962
Rio Tinto PLC	36,912	2,380,391
Telstra Group Ltd.	801,701	2,005,937
Transurban Group	305,276	2,541,439
Wesfarmers Ltd.	45,467	2,003,659
Westpac Banking Corp.	137,209	2,886,686
Woodside Energy Group Ltd.	93,531	1,456,830
Woolworths Group Ltd.	75,344	1,478,536
		37,335,776
Belgium-0.24%
Anheuser-Busch InBev S.A./N.V.	34,224	2,042,799
Groupe Bruxelles Lambert N.V.	26,712	1,919,794
		3,962,593
Brazil-0.64%
Ambev S.A.	672,072	1,467,500
Itau Unibanco Holding S.A., Preference Shares	282,272	1,707,651
Itausa S.A., Preference Shares	827,612	1,516,902
Localiza Rent a Car S.A.	183,747	1,333,802
MercadoLibre, Inc.(a)	1,229	2,503,694
Wheaton Precious Metals Corp.	33,581	2,215,125
		10,744,674
Canada-2.74%
Agnico Eagle Mines Ltd.	28,078	2,420,757
Bank of Montreal	25,779	2,346,454
Bank of Nova Scotia (The)	48,908	2,515,309
Brookfield Corp.	49,064	2,598,655
Canadian Imperial Bank of Commerce	40,923	2,557,339
Canadian National Railway Co.	21,616	2,331,479
Canadian Pacific Kansas City Ltd.	33,252	2,562,213
Constellation Software, Inc.	757	2,280,335
Enbridge, Inc.	79,138	3,192,884
Manulife Financial Corp.	78,516	2,290,789
Pembina Pipeline Corp.	50,663	2,117,092
Restaurant Brands International, Inc.	19,791	1,374,913
Rogers Communications, Inc., Class B	36,372	1,319,511
Royal Bank of Canada	40,607	4,905,350
Shopify, Inc., Class A(a)	36,752	2,871,716
Sun Life Financial, Inc.	33,207	1,839,076
Thomson Reuters Corp.	10,392	1,699,086
Toronto-Dominion Bank (The)	53,064	2,930,045
WSP Global, Inc.	10,860	1,938,899
		46,091,902
China-2.59%
Alibaba Group Holding Ltd.	413,387	5,027,493
Baidu, Inc., A Shares(a)	106,807	1,225,456
	Shares	Value
China-(continued)
Bank of China Ltd., H Shares	4,364,920	$2,071,743
BYD Co. Ltd., H Shares	52,213	1,889,887
China Construction Bank Corp., H Shares	3,547,914	2,751,842
China Resources Land Ltd.	357,193	1,187,672
Industrial & Commercial Bank of China Ltd., H Shares	2,983,566	1,788,359
JD.com, Inc., A Shares	106,867	2,137,505
Meituan, B Shares(a)(b)	169,824	3,986,530
NetEase, Inc.	76,080	1,211,502
NXP Semiconductors N.V.	7,911	1,855,130
PDD Holdings, Inc., ADR(a)	16,209	1,954,643
Ping An Insurance (Group) Co. of China Ltd., H Shares	345,989	2,142,850
Prosus N.V.	40,832	1,717,538
Tencent Holdings Ltd.	168,543	8,771,416
Trip.com Group Ltd.(a)	24,786	1,597,266
Xiaomi Corp., B Shares(a)(b)	631,522	2,168,867
		43,485,699
Denmark-0.52%
Novo Nordisk A/S, Class B	78,172	8,683,186
France-2.35%
Air Liquide S.A.	15,533	2,776,730
AXA S.A.	57,022	2,136,994
BNP Paribas S.A.	30,716	2,092,515
Capgemini SE	7,660	1,323,921
Cie de Saint-Gobain S.A.	19,886	1,791,476
Cie Generale des Etablissements Michelin S.C.A.	38,941	1,312,680
Danone S.A.	30,516	2,176,623
EssilorLuxottica S.A.	8,866	2,073,307
Hermes International S.C.A.	1,073	2,416,009
Kering S.A.	3,820	949,083
Legrand S.A.	17,798	2,001,802
L’Oreal S.A.	7,179	2,683,046
LVMH Moet Hennessy Louis Vuitton SE	7,096	4,697,764
Orange S.A.	140,291	1,537,539
Pernod Ricard S.A.	10,374	1,286,745
Publicis Groupe S.A.	13,882	1,472,739
Schneider Electric SE	17,395	4,479,497
Vinci S.A.	20,402	2,274,748
		39,483,218
Germany-2.15%
adidas AG	5,649	1,345,545
Allianz SE	10,888	3,420,872
BASF SE	30,576	1,481,984
Bayerische Motoren Werke AG	18,677	1,466,411
Deutsche Bank AG	83,139	1,410,221
Deutsche Boerse AG	7,216	1,674,138
Deutsche Post AG	36,851	1,477,470
Deutsche Telekom AG	108,615	3,280,478
E.ON SE	130,992	1,765,557
Henkel AG & Co. KGaA, Preference Shares	14,969	1,293,263
Infineon Technologies AG	42,054	1,325,164
Mercedes-Benz Group AG	32,892	1,989,004
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	4,229	2,158,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)

October 31, 2024

	Shares	Value
Germany-(continued)
SAP SE	28,316	$6,603,229
Siemens AG	21,307	4,126,742
Volkswagen AG, Preference Shares	13,705	1,323,324
		36,142,192
Hong Kong-0.43%
AIA Group Ltd.	376,897	2,979,049
Hong Kong Exchanges & Clearing Ltd.	59,175	2,365,660
MTR Corp. Ltd.	497,428	1,810,714
		7,155,423
India-1.38%
Axis Bank Ltd.	105,414	1,453,660
Bharti Airtel Ltd.	112,921	2,165,591
HDFC Bank Ltd.	106,854	2,205,670
Hindustan Unilever Ltd.	60,254	1,811,678
ICICI Bank Ltd.	191,094	2,936,761
Infosys Ltd.	122,194	2,553,633
Kotak Mahindra Bank Ltd.	70,163	1,444,459
Mahindra & Mahindra Ltd.	54,765	1,777,092
Maruti Suzuki India Ltd.	9,645	1,270,509
Reliance Industries Ltd.	178,668	2,830,364
Tata Consultancy Services Ltd.	31,244	1,474,560
Tata Motors Ltd.	132,488	1,314,146
		23,238,123
Ireland-0.34%
Accenture PLC, Class A	16,761	5,779,528
Italy-0.48%
Enel S.p.A.	247,757	1,874,774
Ferrari N.V.	4,042	1,929,930
Intesa Sanpaolo S.p.A.	546,958	2,337,812
UniCredit S.p.A.	45,005	1,987,613
		8,130,129
Japan-4.94%
Bridgestone Corp.	39,341	1,417,128
Canon, Inc.	61,444	2,018,485
Daiichi Sankyo Co. Ltd.	55,678	1,820,661
Daikin Industries Ltd.	9,390	1,149,670
Daiwa House Industry Co. Ltd.	75,618	2,269,161
Denso Corp.	111,235	1,618,959
FANUC Corp.	49,612	1,340,900
Fast Retailing Co. Ltd.	6,387	2,076,378
FUJIFILM Holdings Corp.	87,170	2,105,357
Hitachi Ltd.	162,840	4,194,874
Honda Motor Co. Ltd.	196,103	2,005,123
Hoya Corp.	11,793	1,604,529
Hulic Co. Ltd.	170,216	1,587,900
ITOCHU Corp.	41,051	2,062,454
KDDI Corp.	69,012	2,164,709
Keyence Corp.	5,526	2,531,458
Komatsu Ltd.	55,497	1,461,339
Kyocera Corp.	122,286	1,262,799
Marubeni Corp.	70,993	1,082,664
Mitsubishi Corp.	101,625	1,891,730
Mitsubishi Electric Corp.	89,132	1,397,030
Mitsubishi UFJ Financial Group, Inc.	311,221	3,327,250
Mitsui Fudosan Co. Ltd.	177,543	1,545,525
Mizuho Financial Group, Inc.	96,080	2,025,990
Murata Manufacturing Co. Ltd.	95,258	1,692,850
	Shares	Value
Japan-(continued)
Nintendo Co. Ltd.	34,516	$1,845,612
Nippon Telegraph & Telephone Corp.	1,463,462	1,419,027
Nomura Holdings, Inc.	257,994	1,353,611
Obayashi Corp.	144,028	1,787,526
Recruit Holdings Co. Ltd.	44,246	2,769,060
SECOM Co. Ltd.	50,974	1,827,468
Sekisui House Ltd.	76,960	1,877,455
Shin-Etsu Chemical Co. Ltd.	56,138	2,120,953
SoftBank Corp.	1,769,630	2,239,847
SoftBank Group Corp.	31,713	1,977,417
Sony Group Corp.	190,500	3,406,051
Sumitomo Electric Industries Ltd.	97,180	1,519,983
Sumitomo Mitsui Financial Group, Inc.	118,023	2,535,955
Takeda Pharmaceutical Co. Ltd.	93,517	2,617,801
Terumo Corp.	81,204	1,569,704
Tokio Marine Holdings, Inc.	60,483	2,210,861
Tokyo Electron Ltd.	14,316	2,199,208
		82,932,462
Mexico-0.21%
Arca Continental S.A.B. de C.V.	137,694	1,177,299
Grupo Financiero Banorte S.A.B. de C.V., Class O	160,871	1,118,694
Grupo Mexico S.A.B. de C.V., Class B	229,514	1,199,232
		3,495,225
Netherlands-0.44%
Akzo Nobel N.V.	21,213	1,346,789
ASM International N.V.	1,957	1,088,230
Heineken N.V.	14,135	1,158,598
ING Groep N.V.	103,920	1,768,354
Wolters Kluwer N.V.	12,109	2,033,709
		7,395,680
New Zealand-0.10%
Meridian Energy Ltd.	497,476	1,763,114
Norway-0.15%
Aker BP ASA	58,457	1,243,292
Equinor ASA	55,860	1,337,199
		2,580,491
Singapore-0.81%
CapitaLand Ascendas REIT	1,077,792	2,191,595
CapitaLand Integrated Commercial Trust	1,587,076	2,423,383
DBS Group Holdings Ltd.	83,726	2,446,781
Oversea-Chinese Banking Corp. Ltd.	207,254	2,379,763
Singapore Telecommunications Ltd.	888,957	2,103,285
United Overseas Bank Ltd.	82,125	1,996,477
		13,541,284
South Africa-0.29%
Anglo American PLC	48,065	1,483,076
FirstRand Ltd.	425,259	1,854,495
Naspers Ltd.	6,495	1,522,420
		4,859,991
South Korea-0.56%
Samsung Electronics Co. Ltd.	130,681	5,606,026
SK hynix, Inc.	16,670	2,250,450
Woori Financial Group, Inc.	131,653	1,472,033
		9,328,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)

October 31, 2024

	Shares	Value
Spain-0.79%
Amadeus IT Group S.A.	19,455	$1,406,681
Banco Bilbao Vizcaya Argentaria S.A.	187,879	1,866,335
Banco Santander S.A.	473,958	2,311,372
Iberdrola S.A.	243,977	3,614,203
Industria de Diseno Textil S.A.	45,114	2,561,552
Telefonica S.A.	316,129	1,480,589
		13,240,732
Sweden-0.72%
Assa Abloy AB, Class B	68,718	2,137,955
Atlas Copco AB, Class A	138,898	2,276,878
Boliden AB	41,092	1,270,390
Investor AB, Class B	74,588	2,101,350
Sandvik AB	89,631	1,750,728
Volvo AB, Class B	97,314	2,516,510
		12,053,811
Switzerland-1.84%
ABB Ltd.	64,300	3,561,894
Chocoladefabriken Lindt & Spruengli AG, PC	120	1,411,357
Cie Financiere Richemont S.A.	16,552	2,399,437
Givaudan S.A.	410	1,942,604
Nestle S.A.	70,025	6,606,499
Novartis AG	52,977	5,746,782
Sika AG(a)	6,314	1,756,120
TE Connectivity PLC	11,897	1,753,856
UBS Group AG(a)	92,767	2,847,272
Zurich Insurance Group AG	4,798	2,834,299
		30,860,120
Taiwan-2.69%
ASML Holding N.V.	9,742	6,570,066
Cathay Financial Holding Co. Ltd.	1,225,116	2,634,535
CTBC Financial Holding Co. Ltd.	1,477,379	1,655,365
E.Sun Financial Holding Co. Ltd.	1,906,115	1,630,073
Fubon Financial Holding Co. Ltd.	1,006,150	2,851,387
Hon Hai Precision Industry Co. Ltd.	387,700	2,559,256
MediaTek, Inc.	49,213	1,981,422
SinoPac Financial Holdings Co. Ltd.	2,354,413	1,690,122
Taishin Financial Holding Co. Ltd.	3,025,511	1,614,739
Taiwan Cooperative Financial Holding Co. Ltd.	2,107,800	1,657,820
Taiwan Semiconductor Manufacturing Co. Ltd.	574,148	18,457,317
Yuanta Financial Holding Co. Ltd.	1,901,155	1,925,483
		45,227,585
United Kingdom-2.69%
AstraZeneca PLC	38,943	5,528,410
Aviva PLC	264,336	1,539,833
Barclays PLC	511,039	1,560,417
Compass Group PLC	73,661	2,381,764
Diageo PLC	72,652	2,240,789
HSBC Holdings PLC	477,088	4,365,345
Informa PLC	149,123	1,550,249
Lloyds Banking Group PLC	2,285,853	1,569,324
London Stock Exchange Group PLC	19,464	2,631,264
Reckitt Benckiser Group PLC	35,026	2,109,262
RELX PLC	55,651	2,547,101
Rolls-Royce Holdings PLC(a)	294,806	2,029,261
Segro PLC	124,278	1,254,578
	Shares	Value
United Kingdom-(continued)
Severn Trent PLC	41,987	$1,386,223
Shell PLC	163,751	5,428,430
Smiths Group PLC	72,747	1,430,032
Unilever PLC	71,688	4,359,440
United Utilities Group PLC	100,137	1,316,379
		45,228,101
United States-67.47%
3M Co.	16,351	2,100,613
Abbott Laboratories	47,219	5,353,218
AbbVie, Inc.	43,501	8,868,549
Adobe, Inc.(a)	11,216	5,362,145
Advanced Micro Devices, Inc.(a)	39,631	5,709,638
Aflac, Inc.	17,609	1,845,247
Agilent Technologies, Inc.	11,924	1,553,816
Air Products and Chemicals, Inc.	6,055	1,880,259
Airbnb, Inc., Class A(a)	13,285	1,790,685
Alcon AG	16,785	1,544,756
Alphabet, Inc., Class A	149,040	25,502,234
Alphabet, Inc., Class C	98,662	17,037,941
Amazon.com, Inc.(a)	209,270	39,007,928
American Express Co.	15,272	4,124,662
American International Group, Inc.	24,546	1,862,550
American Tower Corp.	13,696	2,924,644
American Water Works Co., Inc.	12,152	1,678,313
Ameriprise Financial, Inc.	3,921	2,000,886
AMETEK, Inc.	10,301	1,888,585
Amgen, Inc.	13,699	4,385,872
Amphenol Corp., Class A	39,637	2,656,472
Analog Devices, Inc.	16,233	3,621,745
Aon PLC, Class A	6,458	2,369,246
Apollo Global Management, Inc.	14,892	2,133,428
Apple, Inc.	327,984	74,094,865
Applied Materials, Inc.	24,055	4,367,907
Arista Networks, Inc.(a)	7,170	2,770,775
Arthur J. Gallagher & Co.	6,713	1,887,696
AT&T, Inc.	188,985	4,259,722
Autodesk, Inc.(a)	9,565	2,714,547
Automatic Data Processing, Inc.	11,074	3,203,044
AutoZone, Inc.(a)	514	1,546,626
AvalonBay Communities, Inc.	8,991	1,992,496
Avery Dennison Corp.	6,770	1,401,593
Baker Hughes Co., Class A	47,785	1,819,653
Bank of America Corp.	172,969	7,233,564
Bank of New York Mellon Corp. (The)	30,356	2,287,628
Becton, Dickinson and Co.	8,633	2,016,582
Biogen, Inc.(a)	6,290	1,094,460
Blackrock, Inc.	4,063	3,985,925
Blackstone, Inc., Class A(c)	21,051	3,531,305
Block, Inc., Class A(a)	20,466	1,480,101
Booking Holdings, Inc.	893	4,175,891
Boston Scientific Corp.(a)	48,149	4,045,479
BP PLC	508,809	2,463,859
Bristol-Myers Squibb Co.	58,961	3,288,255
Broadcom, Inc.	101,536	17,237,767
Cadence Design Systems, Inc.(a)	7,934	2,190,736
Capital One Financial Corp.	13,103	2,133,037
Carrier Global Corp.	25,467	1,851,960
Caterpillar, Inc.	12,603	4,741,249
Cencora, Inc.	8,826	2,013,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)

October 31, 2024

	Shares	Value
United States-(continued)
Charles Schwab Corp. (The)	37,673	$2,668,379
Chevron Corp.	43,255	6,437,209
Chipotle Mexican Grill, Inc.(a)	39,808	2,220,092
Chubb Ltd.	10,611	2,996,971
Church & Dwight Co., Inc.	14,052	1,403,935
Cigna Group (The)	7,435	2,340,612
Cintas Corp.	11,579	2,383,074
Cisco Systems, Inc.	105,985	5,804,798
Citigroup, Inc.	53,798	3,452,218
CME Group, Inc., Class A	10,459	2,357,040
Coca-Cola Co. (The)	106,991	6,987,582
Cognizant Technology Solutions Corp., Class A	25,278	1,885,486
Colgate-Palmolive Co.	26,487	2,482,097
Comcast Corp., Class A	104,617	4,568,624
ConocoPhillips	35,135	3,848,688
Consolidated Edison, Inc.	18,676	1,898,976
Constellation Energy Corp.	8,300	2,182,568
Copart, Inc.(a)	30,653	1,577,710
Corning, Inc.	42,205	2,008,536
Corteva, Inc.	30,888	1,881,697
Costco Wholesale Corp.	10,251	8,961,219
Coterra Energy, Inc.	52,628	1,258,862
CrowdStrike Holdings, Inc., Class A(a)	7,069	2,098,574
Crown Castle, Inc.	14,474	1,555,810
CSX Corp.	67,090	2,256,908
Cummins, Inc.	7,244	2,383,131
CVS Health Corp.	38,139	2,153,328
D.R. Horton, Inc.	9,848	1,664,312
Danaher Corp.	17,678	4,342,777
Deere & Co.	7,573	3,064,717
Dell Technologies, Inc., Class C	9,692	1,198,222
Devon Energy Corp.	38,412	1,485,776
DexCom, Inc.(a)	11,691	823,982
Diamondback Energy, Inc.	10,645	1,881,717
Digital Realty Trust, Inc.	10,813	1,927,201
Discover Financial Services	11,474	1,703,086
Dover Corp.	11,054	2,092,854
DuPont de Nemours, Inc.	18,501	1,535,398
Eaton Corp. PLC	11,907	3,948,123
Ecolab, Inc.	9,817	2,412,331
Edison International	21,443	1,766,903
Edwards Lifesciences Corp.(a)	21,732	1,456,261
Elevance Health, Inc.	5,605	2,274,285
Eli Lilly and Co.	18,323	15,203,326
Emerson Electric Co.	21,191	2,294,350
EOG Resources, Inc.	23,066	2,813,129
Equifax, Inc.	6,333	1,678,372
Equinix, Inc.	3,036	2,756,931
Equity Residential	24,515	1,725,121
Eversource Energy	25,525	1,680,821
Exelon Corp.	38,970	1,531,521
Experian PLC	42,024	2,040,645
Exxon Mobil Corp.	105,075	12,270,659
FedEx Corp.	5,678	1,554,920
Ferguson Enterprises, Inc.	6,897	1,356,916
Ferrovial SE	44,674	1,788,693
Fidelity National Information Services, Inc.	19,309	1,732,597
Fiserv, Inc.(a)	17,046	3,373,403
Ford Motor Co.	144,437	1,486,257
	Shares	Value
United States-(continued)
Freeport-McMoRan, Inc.	60,499	$2,723,665
Gartner, Inc.(a)	3,298	1,657,245
GE Vernova, Inc.(a)	8,987	2,711,018
General Electric Co.	28,439	4,885,251
General Mills, Inc.	27,006	1,836,948
General Motors Co.	42,101	2,137,047
Gilead Sciences, Inc.	36,828	3,271,063
Goldman Sachs Group, Inc. (The)	8,668	4,488,204
GSK PLC	122,106	2,186,026
Halliburton Co.	45,467	1,261,255
HCA Healthcare, Inc.(c)	5,222	1,873,340
Healthpeak Properties, Inc.	74,729	1,677,666
HEICO Corp., Class A	8,595	1,650,326
Hershey Co. (The)	8,141	1,445,679
Hess Corp.	12,911	1,736,271
Hilton Worldwide Holdings, Inc.	12,539	2,944,784
Home Depot, Inc. (The)	23,388	9,209,025
Howmet Aerospace, Inc.	19,966	1,991,010
HP, Inc.(c)	45,180	1,604,794
HubSpot, Inc.(a)	2,349	1,303,202
Humana, Inc.	4,445	1,146,054
Illinois Tool Works, Inc.	8,523	2,225,611
Ingersoll Rand, Inc.	19,097	1,833,312
Intel Corp.	104,236	2,243,159
Intercontinental Exchange, Inc.	17,427	2,716,346
International Business Machines Corp.	23,100	4,775,232
Intuit, Inc.	8,001	4,883,010
Intuitive Surgical, Inc.(a)	9,194	4,632,305
IQVIA Holdings, Inc.(a)	8,605	1,771,081
Iron Mountain, Inc.	17,367	2,148,819
Johnson & Johnson	59,145	9,454,920
Johnson Controls International PLC	24,683	1,864,801
JPMorgan Chase & Co.	66,242	14,700,425
Kellanova	24,352	1,963,989
Keurig Dr Pepper, Inc.	49,018	1,615,143
Keysight Technologies, Inc.(a)	10,088	1,503,213
Kimberly-Clark Corp.	14,719	1,974,995
Kimco Realty Corp.	83,571	1,982,304
Kinder Morgan, Inc.	80,538	1,973,986
KKR & Co., Inc., Class A	20,289	2,804,751
KLA Corp.	3,843	2,560,322
Lam Research Corp.	40,980	3,046,863
Lennar Corp., Class A	9,685	1,649,356
Linde PLC	12,349	5,632,996
Lowe’s Cos., Inc.	14,410	3,772,970
Marathon Oil Corp.	63,651	1,763,133
Marathon Petroleum Corp.	10,839	1,576,749
Marriott International, Inc., Class A	8,000	2,080,160
Marsh & McLennan Cos., Inc.	13,054	2,848,905
Marvell Technology, Inc.	25,630	2,053,219
Mastercard, Inc., Class A	20,424	10,203,626
McDonald’s Corp.	19,570	5,716,593
McKesson Corp.	4,437	2,221,118
Medtronic PLC	36,683	3,273,958
Merck & Co., Inc.	63,316	6,478,493
Meta Platforms, Inc., Class A	49,689	28,202,483
MetLife, Inc.	20,434	1,602,434
Mettler-Toledo International, Inc.(a)	1,048	1,353,754
Microchip Technology, Inc.	18,758	1,376,274
Micron Technology, Inc.	27,245	2,714,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)

October 31, 2024

	Shares	Value
United States-(continued)
Microsoft Corp.	158,427	$64,376,811
Moderna, Inc.(a)	10,049	546,264
Mondelez International, Inc., Class A	42,544	2,913,413
Moody’s Corp.	5,992	2,720,608
Morgan Stanley	34,010	3,953,663
Motorola Solutions, Inc.	4,714	2,118,236
Nasdaq, Inc.	23,732	1,754,269
Netflix, Inc.(a)	10,275	7,768,208
Newmont Corp.	44,734	2,032,713
NextEra Energy, Inc.	49,501	3,922,954
NIKE, Inc., Class B	32,895	2,537,191
Norfolk Southern Corp.	8,247	2,065,296
Nucor Corp.	8,562	1,214,434
NVIDIA Corp.	558,600	74,159,736
Omnicom Group, Inc.	15,899	1,605,799
ONEOK, Inc.	22,521	2,181,834
Oracle Corp.	39,267	6,590,573
O’Reilly Automotive, Inc.(a)	1,725	1,989,167
Otis Worldwide Corp.	16,650	1,635,030
PACCAR, Inc.	21,345	2,225,857
Palo Alto Networks, Inc.(a)	9,134	3,291,254
Parker-Hannifin Corp.	4,668	2,959,839
Paychex, Inc.	11,691	1,628,907
PayPal Holdings, Inc.(a)	30,626	2,428,642
PepsiCo, Inc.	36,230	6,017,078
Pfizer, Inc.	154,982	4,385,991
PG&E Corp.	77,940	1,575,947
Phillips 66	12,990	1,582,442
PNC Financial Services Group, Inc. (The)	12,990	2,445,627
PPG Industries, Inc.	14,208	1,769,038
Procter & Gamble Co. (The)	56,818	9,385,197
Progressive Corp. (The)	14,355	3,485,825
Prologis, Inc.	29,066	3,282,714
Prudential Financial, Inc.	16,572	2,029,739
Public Service Enterprise Group, Inc.	20,054	1,793,028
Public Storage	5,472	1,800,616
QUALCOMM, Inc.	28,502	4,639,271
Quanta Services, Inc.	5,241	1,580,843
Realty Income Corp.	37,909	2,250,657
Regency Centers Corp.	26,187	1,870,799
Regeneron Pharmaceuticals, Inc.(a)	2,694	2,258,111
Republic Services, Inc.	8,996	1,781,208
Roche Holding AG	18,235	5,649,539
Roper Technologies, Inc.	3,747	2,014,874
Ross Stores, Inc.	11,465	1,601,890
S&P Global, Inc.	9,837	4,725,301
Salesforce, Inc.	24,417	7,114,381
Sanofi S.A.	33,953	3,579,582
Schlumberger N.V.	43,247	1,732,907
ServiceNow, Inc.(a)	5,884	5,489,713
Sherwin-Williams Co. (The)	7,178	2,575,251
Simon Property Group, Inc.	14,415	2,437,865
Snowflake, Inc., Class A(a)(c)	9,858	1,131,896
Starbucks Corp.	34,540	3,374,558
Stellantis N.V.	73,221	1,001,287
Stryker Corp.	9,071	3,231,816
Super Micro Computer, Inc.(a)	15,340	446,547
Swiss Re AG	13,392	1,713,687
Synopsys, Inc.(a)	4,919	2,526,448
Sysco Corp.	20,419	1,530,404
	Shares	Value
United States-(continued)
Target Corp.	13,489	$2,023,890
Tesla, Inc.(a)	65,641	16,400,404
Texas Instruments, Inc.	23,131	4,699,294
Thermo Fisher Scientific, Inc.	10,044	5,487,238
TJX Cos., Inc. (The)	30,694	3,469,343
T-Mobile US, Inc.	17,511	3,907,755
Trane Technologies PLC	7,272	2,691,804
TransDigm Group, Inc.	1,976	2,573,345
Travelers Cos., Inc. (The)	7,794	1,916,856
Truist Financial Corp.	44,168	1,901,432
U.S. Bancorp	46,766	2,259,265
Uber Technologies, Inc.(a)	48,835	3,518,562
Union Pacific Corp.	14,360	3,332,525
United Parcel Service, Inc., Class B	17,746	2,379,029
United Rentals, Inc.	2,381	1,935,277
UnitedHealth Group, Inc.	21,036	11,874,822
Ventas, Inc.	29,319	1,920,101
Verizon Communications, Inc.	107,942	4,547,596
Vertex Pharmaceuticals, Inc.(a)	6,560	3,122,429
VICI Properties, Inc.	54,558	1,732,762
Visa, Inc., Class A	38,583	11,183,283
Vulcan Materials Co.	5,489	1,503,602
W.W. Grainger, Inc.	1,462	1,621,694
Wabtec Corp.	9,093	1,709,302
Walmart, Inc.	104,678	8,578,362
Walt Disney Co. (The)	45,408	4,368,250
Waste Management, Inc.	12,425	2,681,936
Wells Fargo & Co.	84,710	5,499,373
Welltower, Inc.	19,735	2,661,857
Weyerhaeuser Co.	51,357	1,600,284
Williams Cos., Inc. (The)	42,867	2,244,945
Workday, Inc., Class A(a)	7,527	1,760,189
Xylem, Inc.	9,833	1,197,463
Yum! Brands, Inc.(c)	13,179	1,728,558
Zimmer Biomet Holdings, Inc.(c)	15,181	1,623,153
Zoetis, Inc.	12,485	2,232,068
		1,133,209,386
Total Common Stocks & Other Equity Interests (Cost $1,624,982,640)		1,675,948,934
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $1,973,306)	1,973,306	1,973,306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,626,955,946)		1,677,922,240
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.40%
Invesco Private Government Fund, 4.84%(d)(e)(f)	1,184,555	1,184,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)

October 31, 2024

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(d)(e)(f)	5,472,864	$5,474,506
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,659,061)		6,659,061
TOTAL INVESTMENTS IN SECURITIES-100.30% (Cost $1,633,615,007)		1,684,581,301
OTHER ASSETS LESS LIABILITIES-(0.30)%		(4,963,073)
NET ASSETS-100.00%		$1,679,618,228

Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $6,155,397, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,185,108	$(12,211,802)	$-	$-	$1,973,306	$19,822
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	25,652,580	(24,468,025)	-	-	1,184,555	32,327 *
Invesco Private Prime Fund	-	47,516,859	(42,042,263)	-	(90)	5,474,506	84,286 *
Total	$-	$87,354,547	$(78,722,090)	$-	$(90)	$8,632,367	$136,435

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco MSCI Global Timber ETF (CUT)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Austria-3.49%
Mondi PLC	119,253	$1,924,138
Brazil-5.71%
Dexco S.A.	111,395	159,335
Klabin S.A.	222,447	801,597
Suzano S.A.	211,453	2,183,294
		3,144,226
Canada-4.94%
Canfor Corp.(a)	15,963	190,211
Cascades, Inc.	21,919	164,949
Interfor Corp.(a)	13,871	190,957
Stella-Jones, Inc.	13,722	828,665
West Fraser Timber Co. Ltd.	14,927	1,346,584
		2,721,366
Chile-0.88%
Empresas CMPC S.A.	304,063	484,196
China-0.79%
Lee & Man Paper Manufacturing Ltd.	346,578	106,990
Nine Dragons Paper Holdings Ltd.(a)	442,620	192,434
Shandong Sun Paper Industry JSC Ltd., A Shares	44,900	82,094
ShenZhen YUTO Packaging Technology Co. Ltd., A Shares	15,600	55,883
		437,401
Finland-9.63%
Huhtamaki OYJ	26,229	1,026,258
Metsa Board OYJ(b)	43,532	233,278
Stora Enso OYJ, Class R(b)	157,275	1,745,022
UPM-Kymmene OYJ	78,634	2,298,989
		5,303,547
Germany-0.13%
Mercer International, Inc.	11,234	73,246
India-1.51%
Aditya Birla Real Estate Ltd.	13,593	443,389
Century Plyboards (India) Ltd.	15,079	152,258
Greenpanel Industries Ltd.	16,525	76,507
JK Paper Ltd.	20,560	112,805
West Coast Paper Mills Ltd.	7,121	48,161
		833,120
Indonesia-0.94%
PT Indah Kiat Pulp & Paper Tbk	664,160	341,707
PT Pabrik Kertas Tjiwi Kimia Tbk	377,853	178,153
		519,860
Japan-3.03%
Daio Paper Corp.	22,728	129,363
Hokuetsu Corp.(b)	25,385	255,308
Nippon Paper Industries Co. Ltd.(b)	26,692	156,481
Oji Holdings Corp.	219,390	818,652
Rengo Co. Ltd.	51,287	311,914
		1,671,718
Portugal-0.72%
Altri SGPS S.A.(b)	19,335	104,410
	Shares	Value
Portugal-(continued)
Navigator Co. S.A. (The)	57,513	$220,784
Semapa-Sociedade de Investimento e Gestao	4,397	70,458
		395,652
Russia-0.00%
Segezha Group PJSC(a)(c)(d)	1,310,077	0
Saudi Arabia-0.38%
Middle East Paper Co.(a)	11,307	120,425
Saudi Paper Manufacturing Co.	5,039	91,638
		212,063
South Africa-0.80%
Sappi Ltd.(b)	162,865	439,035
Spain-0.21%
Ence Energia y Celulosa S.A.(b)	36,906	115,073
Sweden-6.36%
Billerud AB(b)	60,748	535,659
Holmen AB, Class B(b)	20,614	809,529
Svenska Cellulosa AB S.C.A., Class B(b)	163,717	2,155,087
		3,500,275
Switzerland-3.23%
SIG Group AG(a)(b)	82,646	1,776,789
Taiwan-1.18%
Cheng Loong Corp.	209,000	155,250
Chung Hwa Pulp Corp.(a)	103,000	59,633
Longchen Paper & Packaging Co. Ltd.(a)	214,000	89,501
Shihlin Paper Corp.(a)	39,000	66,095
YFY, Inc.	291,000	277,467
		647,946
Thailand-0.48%
SCG Packaging PCL, NVDR	347,451	262,557
United Kingdom-4.75%
DS Smith PLC	372,738	2,614,096
United States-50.57%
Amcor PLC	249,953	2,781,977
Avery Dennison Corp.	12,699	2,629,074
Clearwater Paper Corp.(a)	4,497	113,279
Graphic Packaging Holding Co.(b)	83,011	2,345,891
International Paper Co.	56,851	3,157,504
Louisiana-Pacific Corp.	17,426	1,723,431
Packaging Corp. of America	13,706	3,137,852
Pactiv Evergreen, Inc.(b)	12,076	136,942
PotlatchDeltic Corp.(b)	21,484	893,090
Ranpak Holdings Corp.(a)	11,875	72,200
Rayonier, Inc.(b)	38,252	1,194,610
Resolute Forest Products, Inc.(a)	13,637	19,365
Sealed Air Corp.	39,368	1,424,334
Smurfit WestRock PLC	62,702	3,229,153
Sonoco Products Co.	26,559	1,394,879
Sylvamo Corp.(b)	9,449	803,354
Weyerhaeuser Co.	89,560	2,790,690
		27,847,625
Total Common Stocks & Other Equity Interests (Cost $50,298,407)		54,923,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco MSCI Global Timber ETF (CUT)—(continued)

October 31, 2024

	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $704)	704	$704
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $50,299,111)		54,924,633
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.55%
Invesco Private Government Fund, 4.84%(e)(f)(g)	2,368,371	2,368,371
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(e)(f)(g)	6,190,336	$6,192,193
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,560,663)		8,560,564
TOTAL INVESTMENTS IN SECURITIES-115.28% (Cost $58,859,774)		63,485,197
OTHER ASSETS LESS LIABILITIES-(15.28)%		(8,414,615)
NET ASSETS-100.00%		$55,070,582

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Invesco India ETF	$341,676	$229,229	$(686,549)	$39,595	$87,050	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,090,073	(2,089,369)	-	-	704	1,509
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,727,307	26,473,760	(27,832,696)	-	-	2,368,371	157,980 *
Invesco Private Prime Fund	9,241,907	57,821,215	(60,872,526)	(195)	1,792	6,192,193	423,143 *
Total	$13,310,890	$86,614,277	$(91,481,140)	$39,400	$88,842 **	$8,561,268	$582,632

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$11,001

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco MSCI Green Building ETF (GBLD)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Australia-2.55%
Centuria Office REIT(a)	13,412	$10,461
Cromwell Property Group	46,523	12,607
Growthpoint Properties Australia Ltd.	8,561	14,742
Vicinity Ltd.	128,963	182,473
		220,283
Austria-0.37%
CA Immobilien Anlagen AG(a)	1,308	31,654
Canada-1.29%
First Capital REIT(a)	3,469	44,248
RioCan REIT(a)	4,941	67,347
		111,595
China-0.09%
SOHO China Ltd.(a)(b)	80,170	7,418
Finland-0.16%
Citycon OYJ(a)(b)	3,562	13,767
France-10.03%
Carmila S.A.	1,879	35,315
Covivio S.A.	1,770	100,500
Gecina S.A.	1,460	155,726
Klepierre S.A.	7,009	223,657
Mercialys S.A.	3,121	36,752
Unibail-Rodamco-Westfield SE	3,844	313,726
		865,676
Hong Kong-2.21%
Fortune REIT(a)	48,772	25,424
Henderson Land Development Co. Ltd.	48,467	155,412
Yuexiu REIT(a)	76,757	10,250
		191,086
India-1.95%
Embassy Office Parks REIT	27,502	129,149
Mindspace Business Parks REIT(c)	6,572	29,072
Nesco Ltd.	837	9,830
		168,051
Japan-27.95%
Activia Properties, Inc.	21	44,674
AEON REIT Investment Corp.	51	42,516
CRE Logistics REIT, Inc.	19	17,337
Daiwa House Industry Co. Ltd.	18,277	543,800
Daiwa House REIT Investment Corp.	74	112,429
Daiwa Office Investment Corp.	19	37,427
Frontier Real Estate Investment Corp.	16	42,381
Fukuoka REIT Corp.	20	18,611
Global One Real Estate Investment Corp.	33	21,207
GLP J-Reit	150	131,565
Hulic Reit, Inc.	41	35,416
Isetan Mitsukoshi Holdings Ltd.	10,810	160,449
Japan Excellent, Inc.	39	30,085
Japan Logistics Fund, Inc.	28	50,042
Japan Metropolitan Fund Investment Corp.	227	138,972
Japan Prime Realty Investment Corp.	27	59,170
Japan Real Estate Investment Corp.	41	148,759
LaSalle Logiport REIT	58	55,051
Mirai Corp.	60	15,688
	Shares	Value
Japan-(continued)
Mitsubishi Estate Logistics REIT Investment Corp.	16	$37,235
Mori Hills REIT Investment Corp.	50	41,512
Nippon Building Fund, Inc.	250	213,896
Nippon Prologis REIT, Inc.	72	115,547
Nomura Real Estate Master Fund, Inc.	129	121,470
One REIT, Inc.	7	10,724
ORIX JREIT, Inc.	84	86,492
Sekisui House REIT, Inc.(a)	134	63,555
SOSiLA Logistics REIT, Inc.	23	16,550
		2,412,560
Netherlands-0.60%
Eurocommercial Properties N.V.	1,358	34,491
Wereldhave N.V.	1,127	17,336
		51,827
Romania-1.81%
NEPI Rockcastle N.V.(b)	19,958	156,198
Singapore-10.53%
CapitaLand Ascendas REIT	120,349	243,446
CapitaLand India Trust(a)	32,698	26,884
CapitaLand Integrated Commercial Trust	184,172	279,301
City Developments Ltd.	17,309	67,714
Frasers Centrepoint Trust	40,577	68,342
Frasers Logistics & Commercial Trust(c)	89,769	72,212
Keppel REIT	79,301	53,718
Lendlease Global Commercial REIT	53,482	23,110
Mapletree Pan Asia Commercial Trust(a)	75,869	74,379
		909,106
South Africa-0.73%
Redefine Properties Ltd.	226,477	62,612
Spain-2.59%
Inmobiliaria Colonial SOCIMI S.A.	8,811	53,300
Lar Espana Real Estate SOCIMI S.A.	1,758	15,672
Merlin Properties SOCIMI S.A.	12,741	141,893
Neinor Homes S.A.(b)(c)	761	12,459
		223,324
Sweden-1.24%
Atrium Ljungberg AB, Class B	1,660	33,159
Fabege AB(a)	7,410	58,842
Platzer Fastigheter Holding AB, Class B	1,779	14,990
		106,991
United Kingdom-5.87%
Berkeley Group Holdings PLC (The)	3,267	185,881
Crest Nicholson Holdings PLC	7,462	16,229
Land Securities Group PLC	22,702	175,800
Tritax Big Box REIT PLC	71,331	129,109
		507,019
United States-29.90%
Alexandria Real Estate Equities, Inc.	5,066	565,112
American Assets Trust, Inc.(a)	1,569	42,285
Beazer Homes USA, Inc.(b)	962	29,591
Brandywine Realty Trust(a)	5,360	27,175
BXP, Inc.	4,799	386,607
Cousins Properties, Inc.	4,879	149,444
Douglas Emmett, Inc.(a)	5,357	95,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco MSCI Green Building ETF (GBLD)—(continued)

October 31, 2024

	Shares	Value
United States-(continued)
Empire State Realty Trust, Inc., Class A	4,498	$47,679
Equity Commonwealth(b)	3,777	74,747
Highwoods Properties, Inc.	3,400	114,036
Hudson Pacific Properties, Inc.(a)	4,021	17,371
JBG SMITH Properties, (Acquired 04/20/2021 - 10/18/2024; Cost $61,863)(d)	2,667	45,339
KB Home	2,438	191,383
Kilroy Realty Corp.	3,578	143,907
Meritage Homes Corp.	1,169	211,823
Paramount Group, Inc.	5,520	26,772
Piedmont Office Realty Trust, Inc., Class A(a)	3,898	38,746
SL Green Realty Corp.(a)	2,090	158,025
Vornado Realty Trust(a)	5,207	215,622
		2,580,965
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $9,797,949)		8,620,132
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.01%
Invesco Private Government Fund, 4.84%(e)(f)(g)	263,099	$263,099
Invesco Private Prime Fund, 4.99%(e)(f)(g)	686,588	686,794
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $949,901)		949,893
TOTAL INVESTMENTS IN SECURITIES-110.88% (Cost $10,747,850)		9,570,025
OTHER ASSETS LESS LIABILITIES-(10.88)%		(938,755)
NET ASSETS-100.00%		$8,631,270

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $113,743, which represented 1.32% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Invesco India ETF	$57,331	$55,688	$(125,075)	$1,446	$12,282	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	551,649	(551,649)	-	-	-	332
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	360,532	3,756,312	(3,853,745)	-	-	263,099	12,934 *
Invesco Private Prime Fund	927,328	8,391,988	(8,632,703)	(28)	209	686,794	35,174 *
Total	$1,345,191	$12,755,637	$(13,163,172)	$1,418	$12,491 **	$949,893	$48,440

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$1,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco MSCI Green Building ETF (GBLD)—(continued)

October 31, 2024

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P Global Water Index ETF (CGW)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Austria-0.67%
Wienerberger AG	214,942	$6,463,849
Brazil-5.87%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2,791,000	44,395,643
Cia de Saneamento de Minas Gerais COPASA MG	1,234,500	4,915,608
Cia de Saneamento do Parana, Series CPO	1,507,200	7,029,912
		56,341,163
China-1.32%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	2,638,200	1,271,708
Beijing Enterprises Water Group Ltd.(a)	20,850,851	6,222,213
Beijing Originwater Technology Co. Ltd., A Shares	1,804,400	1,280,588
Chengdu Xingrong Environment Co. Ltd., A Shares	1,506,000	1,561,949
China Lesso Group Holdings Ltd.	1,702,256	849,551
Jingjin Equipment, Inc., A Shares	197,800	500,362
Zhongshan Public Utilities Group Co. Ltd., A Shares	767,900	956,145
		12,642,516
France-4.07%
Veolia Environnement S.A.	1,232,388	39,027,797
India-2.89%
Astral Ltd.	359,450	7,567,852
ElectroSteel Castings Ltd.	1,253,923	2,456,958
Finolex Industries Ltd.	853,728	3,079,914
Jain Irrigation Systems Ltd.(b)	677,985	518,852
Jindal SAW Ltd.	443,297	1,668,567
Supreme Industries Ltd.	125,528	6,411,409
VA Tech Wabag Ltd.(b)	287,989	6,089,343
		27,792,895
Italy-0.76%
Interpump Group S.p.A.(a)	164,074	7,274,709
Japan-2.34%
Kurita Water Industries Ltd.	415,176	15,770,283
Nomura Micro Science Co. Ltd.(a)	124,347	1,764,899
Organo Corp.	103,316	4,930,952
		22,466,134
Mexico-0.16%
Orbia Advance Corp. S.A.B. de C.V.(a)	1,714,503	1,571,086
Netherlands-1.06%
Aalberts N.V.	282,718	10,177,899
Saudi Arabia-0.65%
Alkhorayef Water and Power Technologies Co.(b)	47,408	2,027,245
Power and Water Utility Co. for Jubail and Yanbu	269,238	4,215,245
		6,242,490
South Korea-0.51%
Coway Co. Ltd.	106,395	4,857,163
	Shares	Value
Switzerland-7.24%
Belimo Holding AG	19,069	$12,614,164
Geberit AG(a)	64,185	40,142,533
Georg Fischer AG	158,915	11,523,037
Sulzer AG	33,573	5,179,413
		69,459,147
Taiwan-0.09%
Kuo Toong International Co. Ltd.	482,000	919,170
Thailand-0.17%
Amata Corp. PCL, NVDR	1,842,412	1,596,994
United Kingdom-12.69%
Pennon Group PLC	1,780,828	12,466,456
Severn Trent PLC(a)	1,635,351	53,991,964
United Utilities Group PLC(a)	4,212,233	55,373,099
		121,831,519
United States-59.34%
Advanced Drainage Systems, Inc.	272,858	40,895,957
American States Water Co.	231,898	19,122,309
American Water Works Co., Inc.	579,926	80,093,580
Badger Meter, Inc.	114,204	22,846,510
California Water Service Group	364,095	18,918,376
Consolidated Water Co. Ltd.(a)	101,427	2,409,906
Core & Main, Inc., Class A(b)	562,011	24,885,847
Ecolab, Inc.	154,355	37,929,654
Energy Recovery, Inc.(b)	236,055	4,215,942
Essential Utilities, Inc.(a)	1,150,440	44,406,984
Franklin Electric Co., Inc.	152,412	14,587,353
Hawkins, Inc.(a)	37,987	4,060,810
Lindsay Corp.	42,159	5,046,432
Middlesex Water Co.(a)	110,699	6,773,672
Montrose Environmental Group, Inc.(a)(b)	107,621	2,837,966
Mueller Water Products, Inc., Class A	604,091	13,042,325
Otter Tail Corp.(a)	80,768	6,341,903
Pentair PLC	321,399	31,857,069
Select Water Solutions, Inc., Class A	563,474	5,972,824
SJW Group	186,552	10,383,484
TETRA Technologies, Inc.(a)(b)	365,979	1,226,030
Valmont Industries, Inc.	39,094	12,184,818
Veralto Corp.	524,392	53,587,619
Watts Water Technologies, Inc., Class A	79,763	15,202,030
Xylem, Inc.	579,559	70,578,695
Zurn Elkay Water Solutions Corp.(a)	557,888	20,139,757
		569,547,852
Total Common Stocks & Other Equity Interests (Cost $807,090,957)		958,212,383
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $62,938)	62,938	62,938
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $807,153,895)		958,275,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P Global Water Index ETF (CGW)—(continued)

October 31, 2024

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.24%
Invesco Private Government Fund, 4.84%(c)(d)(e)	5,966,431	$5,966,431
Invesco Private Prime Fund, 4.99%(c)(d)(e)	15,549,539	15,554,204
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,521,174)		21,520,635
TOTAL INVESTMENTS IN SECURITIES-102.08% (Cost $828,675,069)		979,795,956
OTHER ASSETS LESS LIABILITIES-(2.08)%		(19,987,519)
NET ASSETS-100.00%		$959,808,437

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$46,127,598	$(46,064,660)	$-	$-	$62,938	$18,329
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,786,794	86,161,033	(87,981,396)	-	-	5,966,431	347,914 *
Invesco Private Prime Fund	20,028,606	177,418,906	(181,892,135)	(1,516)	343	15,554,204	940,948 *
Total	$27,815,400	$309,707,537	$(315,938,191)	$(1,516)	$343	$21,583,573	$1,307,191

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P International Developed Quality ETF (IDHQ)

October 31, 2024

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-4.55%
AGL Energy Ltd.	34,464	$236,575
Aristocrat Leisure Ltd.	35,208	1,418,728
Cochlear Ltd.	3,768	698,999
Coles Group Ltd.	72,592	836,365
Fortescue Ltd.	120,242	1,509,801
James Hardie Industries PLC, CDI(a)	27,625	884,092
JB Hi-Fi Ltd.	7,116	382,340
Medibank Pvt. Ltd.	248,238	583,719
Origin Energy Ltd.	119,123	751,387
Pilbara Minerals Ltd.(a)(b)	356,287	665,099
Pro Medicus Ltd.	4,198	535,722
REA Group Ltd.(b)	2,901	431,183
Rio Tinto PLC	70,160	4,524,496
Wesfarmers Ltd.	76,795	3,384,234
Whitehaven Coal Ltd.	73,220	326,602
Yancoal Australia Ltd.	48,458	206,945
		17,376,287
Austria-0.22%
ANDRITZ AG	4,622	277,739
EVN AG	6,350	176,139
Verbund AG	4,850	395,959
		849,837
Belgium-0.08%
Syensqo S.A.	3,979	306,836
Canada-4.99%
Brookfield Asset Management Ltd., Class A	24,991	1,324,355
BRP, Inc.	3,210	158,088
Canadian National Railway Co.	34,937	3,768,269
Canadian Natural Resources Ltd.	125,791	4,272,896
Cenovus Energy, Inc.	66,843	1,073,650
CGI, Inc., Class A(a)	11,629	1,286,744
Imperial Oil Ltd.	8,530	635,795
Sun Life Financial, Inc.	30,782	1,704,774
Suncor Energy, Inc.	64,827	2,444,354
Thomson Reuters Corp.	12,316	2,013,659
Toromont Industries Ltd.	4,255	375,455
		19,058,039
China-1.19%
Budweiser Brewing Co. APAC Ltd.(c)	170,921	178,299
Chow Tai Fook Jewellery Group Ltd.	166,183	157,325
ENN Energy Holdings Ltd.	42,852	301,503
Prosus N.V.	93,028	3,913,087
		4,550,214
Denmark-5.26%
A.P. Moller - Maersk A/S, Class B	278	437,034
DSV A/S(b)	8,720	1,891,886
Genmab A/S(a)	4,463	996,874
Novo Nordisk A/S, Class B	139,956	15,546,026
Novonesis (Novozymes) B, Class B	20,055	1,254,395
		20,126,215
Finland-1.14%
Elisa OYJ	9,349	444,153
Kone OYJ, Class B	38,505	2,101,018
	Shares	Value
Finland-(continued)
Sampo OYJ	28,383	$1,254,131
Wartsila OYJ Abp	29,371	558,335
		4,357,637
France-9.94%
Airbus SE	33,479	5,094,326
Hermes International S.C.A.	2,161	4,865,793
L’Oreal S.A.	12,251	4,578,631
LVMH Moet Hennessy Louis Vuitton SE	14,405	9,536,540
Safran S.A.	24,524	5,532,571
TotalEnergies SE	134,501	8,381,612
		37,989,473
Germany-5.52%
Deutsche Boerse AG	12,419	2,881,252
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	5,284	370,812
Hannover Rueck SE	3,396	890,379
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	8,029	4,098,588
SAP SE	55,068	12,841,736
		21,082,767
Hong Kong-1.32%
Cathay Pacific Airways Ltd.(b)	193,988	202,112
Hong Kong Exchanges & Clearing Ltd.	93,409	3,734,245
Techtronic Industries Co. Ltd.	75,664	1,091,982
		5,028,339
Israel-0.47%
Check Point Software Technologies Ltd.(a)	7,730	1,338,913
First International Bank of Israel Ltd. (The)	5,209	231,564
Plus500 Ltd.	7,230	217,695
		1,788,172
Italy-1.80%
Ferrari N.V.	9,354	4,466,247
FinecoBank Banca Fineco S.p.A.(b)	47,767	761,539
Moncler S.p.A.	12,124	670,494
Ryanair Holdings PLC, ADR(b)	22,565	998,727
		6,897,007
Japan-12.35%
ANA Holdings, Inc.(b)	10,767	212,760
ASICS Corp.	51,520	917,941
Azbil Corp.	29,322	231,188
BayCurrent Consulting, Inc.	11,822	386,034
Capcom Co. Ltd.	19,122	384,386
Chugai Pharmaceutical Co. Ltd.	42,901	2,067,247
COMSYS Holdings Corp.	10,228	215,807
Daito Trust Construction Co. Ltd.	4,342	481,162
Disco Corp.	5,080	1,483,063
GOLDWIN, Inc.	3,619	189,069
Hirose Electric Co. Ltd.	1,727	208,555
Hitachi Ltd.	298,089	7,678,984
Hoya Corp.	20,600	2,802,790
Japan Exchange Group, Inc.	67,996	810,194
Kansai Paint Co. Ltd.	11,597	190,333
Kobe Bussan Co. Ltd.(b)	9,851	240,576
Koei Tecmo Holdings Co. Ltd.(b)	23,309	245,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)

October 31, 2024

	Shares	Value
Japan-(continued)
Lasertec Corp.	6,450	$994,018
Marubeni Corp.	86,882	1,324,975
McDonald’s Holdings Co. (Japan) Ltd.(b)	5,120	217,136
MonotaRO Co. Ltd.(b)	18,425	280,321
Nintendo Co. Ltd.(b)	70,141	3,750,523
Nisshin Seifun Group, Inc.	17,431	204,377
Nomura Research Institute Ltd.	24,133	727,515
NS Solutions Corp.	12,392	314,834
OBIC Business Consultants Co. Ltd.	5,180	231,923
OBIC Co. Ltd.	19,827	649,641
Olympus Corp.	63,503	1,129,984
Otsuka Corp.	14,610	329,558
Rakus Co. Ltd.	17,772	241,510
Recruit Holdings Co. Ltd.	103,457	6,474,680
Sanrio Co. Ltd.	11,665	320,256
Santen Pharmaceutical Co. Ltd.	21,385	256,774
SCREEN Holdings Co. Ltd.	6,107	402,122
SG Holdings Co. Ltd.(b)	34,467	346,197
TBS Holdings, Inc.(b)	8,044	200,988
TIS, Inc.	12,409	311,681
Tokio Marine Holdings, Inc.	110,998	4,057,357
Tokyo Electron Ltd.	30,128	4,628,230
Trend Micro, Inc.(b)	10,348	548,293
USS Co. Ltd.	29,407	247,689
ZOZO, Inc.	8,755	285,712
		47,221,830
Netherlands-2.30%
Adyen N.V.(a)(c)	2,171	3,314,811
Koninklijke KPN N.V.(b)	194,342	758,078
Universal Music Group N.V.(b)	61,679	1,545,480
Wolters Kluwer N.V.	19,012	3,193,069
		8,811,438
Norway-0.82%
Equinor ASA	53,859	1,289,298
Gjensidige Forsikring ASA	12,114	218,000
Kongsberg Gruppen ASA	5,357	556,078
SalMar ASA	4,971	251,470
Telenor ASA	33,326	408,176
Var Energi ASA	60,267	188,772
Wallenius Wilhelmsen ASA	21,652	212,390
		3,124,184
Portugal-0.11%
Galp Energia SGPS S.A.	23,935	407,186
Singapore-0.60%
Hafnia Ltd.	25,443	147,624
Keppel Ltd.	111,477	539,310
Singapore Exchange Ltd.	74,354	637,930
Singapore Telecommunications Ltd.	413,027	977,228
		2,302,092
South Korea-1.16%
Coupang, Inc.(a)(b)	74,420	1,919,292
DB Insurance Co. Ltd.	3,025	239,589
Hanjin Kal Corp.	3,797	232,773
Hankook Tire & Technology Co. Ltd.	6,168	157,776
Hanmi Semiconductor Co. Ltd.	2,645	176,333
Hyundai Rotem Co. Ltd.	7,392	334,247
Kia Corp.	15,647	1,041,999
	Shares	Value
South Korea-(continued)
Pearl Abyss Corp.(a)	6,898	$193,444
Posco DX Co. Ltd.	6,757	133,671
		4,429,124
Spain-1.86%
Amadeus IT Group S.A.	33,674	2,434,777
Industria de Diseno Textil S.A.(b)	78,657	4,466,108
Puig Brands S.A., Class B(a)	9,513	218,949
		7,119,834
Sweden-3.50%
AAK AB	10,675	304,286
Alfa Laval AB	16,505	724,828
Atlas Copco AB, Class A	162,143	2,657,921
Axfood AB(b)	7,831	174,111
Essity AB, Class B	41,739	1,173,368
Evolution AB(c)	14,121	1,326,312
Industrivarden AB, Class C(b)	10,696	365,861
Investor AB, Class B	120,814	3,403,664
SSAB AB, Class B(b)	41,553	194,638
Tele2 AB, Class B	27,943	291,572
Trelleborg AB, Class B	14,766	487,966
Volvo AB, Class B	87,848	2,271,722
		13,376,249
Switzerland-15.78%
ABB Ltd.	111,102	6,154,488
Chocoladefabriken Lindt & Spruengli AG, PC	52	611,588
EMS-Chemie Holding AG	539	414,208
Geberit AG	2,941	1,839,358
Givaudan S.A.	489	2,316,911
Kuehne + Nagel International AG, Class R(b)	3,825	953,706
Nestle S.A.	189,014	17,832,499
Novartis AG	189,573	20,564,297
Partners Group Holding AG	2,325	3,207,731
Schindler Holding AG, PC	2,709	787,606
Sonova Holding AG, Class A(b)	2,875	1,047,993
Zurich Insurance Group AG	7,753	4,579,892
		60,310,277
Taiwan-3.32%
ASML Holding N.V.	18,840	12,705,814
United Kingdom-15.03%
3i Group PLC	61,850	2,522,296
Admiral Group PLC	21,711	715,683
AstraZeneca PLC	85,572	12,147,938
Auto Trader Group PLC(c)	49,711	536,341
BAE Systems PLC	197,376	3,171,958
Centrica PLC	460,642	694,680
Compass Group PLC	117,391	3,795,735
Diageo PLC	150,637	4,646,062
Imperial Brands PLC	61,661	1,852,646
Intertek Group PLC	10,339	617,828
National Grid PLC	256,029	3,213,299
Next PLC	8,951	1,126,620
Reckitt Benckiser Group PLC	48,003	2,890,736
RELX PLC	151,312	6,925,426
Sage Group PLC (The)	63,872	796,043
Smiths Group PLC	18,188	357,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)

October 31, 2024

	Shares	Value
United Kingdom-(continued)
Unilever PLC	184,170	$11,199,617
Wise PLC, Class A(a)	27,755	251,924
		57,462,364
United States-6.43%
GSK PLC	278,790	4,991,092
Holcim AG(a)	26,315	2,589,199
Oracle Corp.	3,027	291,820
Roche Holding AG	48,847	15,133,701
Stellantis N.V.	114,066	1,559,836
		24,565,648
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $350,012,698)		381,246,863
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 4.84%(d)(e)(f)	4,100,171	$4,100,171
Invesco Private Prime Fund, 4.99%(d)(e)(f)	10,689,825	10,693,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,793,518)		14,793,203
TOTAL INVESTMENTS IN SECURITIES-103.61% (Cost $364,806,216)		396,040,066
OTHER ASSETS LESS LIABILITIES-(3.61)%		(13,785,911)
NET ASSETS-100.00%		$382,254,155

Investment Abbreviations:
ADR-American Depositary Receipt
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $5,726,575, which represented 1.50% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,099,184	$(6,099,184)	$-	$-	$-	$2,578
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,488,540	36,197,855	(33,586,224)	-	-	4,100,171	142,513 *
Invesco Private Prime Fund	3,828,581	76,493,902	(69,629,486)	(372)	407	10,693,032	373,650 *
Total	$5,317,121	$118,790,941	$(109,314,894)	$(372)	$407	$14,793,203	$518,741

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

69

Statements of Assets and Liabilities

October 31, 2024

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Assets:
Unaffiliated investments in securities, at value(a)	$767,367,499	$136,074,643	$123,170,130	$1,690,495,368
Affiliated investments in securities, at value	29,935,266	6,623,962	1,821,781	135,748,311
Cash	-	-	-	-
Due from broker	-	-	-	163
Foreign currencies, at value	97	133,395	127,940	337,697
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends	1,715	143,632	214,729	5,426,254
Securities lending	92,716	1,164	3,045	49,749
Investments sold	-	2	-	1,053
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	-	-	-
Expenses absorbed	-	-	-	-
Foreign tax reclaims	-	324,221	-	2,771,736
Other assets	-	-	-	-
Total assets	797,397,293	143,301,019	125,337,625	1,834,830,331
Liabilities:
Due to custodian	-	371,850	151,033	1,203,491
Due to broker	-	-	-	-
Payable for:
Investments purchased	-	-	-	36
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	29,617,236	6,624,306	1,821,781	135,754,334
Collateral upon receipt of securities in-kind	-	-	-	-
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	434,569	94,021	95,469	662,758
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-
Accrued tax expenses	-	-	-	-
Other payables	-	-	-	-
Total liabilities	30,051,805	7,090,177	2,068,283	137,620,619
Net Assets	$767,345,488	$136,210,842	$123,269,342	$1,697,209,712
Net assets consist of:
Shares of beneficial interest	$1,552,853,344	$272,835,125	$258,557,059	$1,615,646,583
Distributable earnings (loss)	(785,507,856)	(136,624,283)	(135,287,717)	81,563,129
Net Assets	$767,345,488	$136,210,842	$123,269,342	$1,697,209,712
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,550,000	3,700,000	6,150,000	34,200,000
Net asset value	$41.37	$36.81	$20.04	$49.63
Market price	$41.32	$36.89	$20.02	$49.65
Unaffiliated investments in securities, at cost	$686,833,109	$113,688,807	$113,419,179	$1,433,947,238
Affiliated investments in securities, at cost	$29,936,941	$6,624,306	$1,821,781	$135,754,334
Foreign currencies, at cost	$97	$137,597	$126,994	$343,967
(a)Includes securities on loan with an aggregate value of:	$24,667,874	$6,313,540	$1,758,191	$126,955,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)

$399,547,043	$1,234,621,606	$97,166,955	$269,131,812	$90,840,878	$1,675,948,934	$54,923,929
63,282,002	64,156,609	30,454,995	7,545,606	3,664,907	8,632,367	8,561,268
-	-	-	-	-	21,565	-
-	-	-	-	-	-	-
470,314	3,822,119	205,302	5,029	76,240	34,725	20,818

-	-	-	-	2,188,425	-	-

1,536,121	2,579,335	49,688	375,907	218,324	1,741,110	81,647
63,631	30,591	96,834	4,632	1,528	2,597	4,020
12,385	-	-	-	5,923,691	-	-
-	-	-	-	5,923	-	-
-	-	-	-	217	-	-
-	-	-	-	-	-	23,904
445,244	-	55,660	218,861	114,160	41,119	106,811
-	-	-	-	-	-	154
465,356,740	1,305,210,260	128,029,434	277,281,847	103,034,293	1,686,422,417	63,722,551

1,139,104	3,099,965	234,834	-	106,587	-	-
3,600	-	-	-	-	-	-

7,560	3,063,586	-	-	3,866,098	-	-
-	-	-	-	90,806	-	-
63,284,301	55,148,611	30,455,897	7,423,455	3,665,080	6,659,061	8,560,663
-	-	-	-	2,188,425	-	-
4,758	-	-	-	1,973,216	-	-
176,251	531,137	65,294	176,888	44,370	145,128	-
-	-	-	-	-	-	23,539
-	-	-	-	-	-	11,092
-	-	-	-	-	-	55,805
-	8,268,145	-	-	-	-	870
199	-	-	-	-	-	-
64,615,773	70,111,444	30,756,025	7,600,343	11,934,582	6,804,189	8,651,969
$400,740,967	$1,235,098,816	$97,273,409	$269,681,504	$91,099,711	$1,679,618,228	$55,070,582

$486,307,176	$1,391,270,051	$392,682,219	$294,277,552	$147,441,647	$1,624,992,282	$69,929,119
(85,566,209)	(156,171,235)	(295,408,810)	(24,596,048)	(56,341,936)	54,625,946	(14,858,537)
$400,740,967	$1,235,098,816	$97,273,409	$269,681,504	$91,099,711	$1,679,618,228	$55,070,582
12,200,000	57,950,000	7,575,000	6,650,000	2,200,000	64,950,001	1,600,000
$32.85	$21.31	$12.84	$40.55	$41.41	$25.86	$34.42
$32.91	$21.35	$12.82	$40.49	$41.55	$25.93	$34.46
$401,398,482	$1,063,070,474	$133,288,817	$220,624,336	$88,833,656	$1,624,982,640	$50,298,407
$63,284,301	$64,159,380	$30,455,897	$7,546,095	$3,665,080	$8,632,367	$8,561,367
$479,232	$3,826,971	$205,353	$5,254	$76,760	$1,211	$20,675
$56,995,010	$37,130,031	$27,926,945	$7,065,439	$3,466,677	$6,376,030	$8,052,319

71

Statements of Assets and Liabilities—(continued)

October 31, 2024

	Invesco MSCI Green Building ETF (GBLD)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$8,620,132	$958,212,383	$381,246,863
Affiliated investments in securities, at value	949,893	21,583,573	14,793,203
Cash	-	-	-
Due from broker	-	-	-
Foreign currencies, at value	377	671,093	11,310
Cash segregated as collateral	-	-	-
Receivable for:
Dividends	26,720	424,350	402,587
Securities lending	122	6,602	2,750
Investments sold	-	-	713,609
Investments sold - affiliated broker	-	-	104,080
Fund shares sold	-	-	-
Expenses absorbed	-	-	-
Foreign tax reclaims	415	1,268,286	683,054
Other assets	-	-	-
Total assets	9,597,659	982,166,287	397,957,456
Liabilities:
Due to custodian	13,200	-	813,144
Due to broker	-	-	-
Payable for:
Investments purchased	875	-	940
Investments purchased - affiliated broker	-	-	-
Collateral upon return of securities loaned	949,901	21,521,174	14,793,518
Collateral upon receipt of securities in-kind	-	-	-
Fund shares repurchased	-	-	-
Accrued unitary management fees	2,413	-	95,699
Accrued advisory fees	-	425,134	-
Accrued trustees’ and officer’s fees	-	20,637	-
Accrued expenses	-	390,905	-
Accrued tax expenses	-	-	-
Other payables	-	-	-
Total liabilities	966,389	22,357,850	15,703,301
Net Assets	$8,631,270	$959,808,437	$382,254,155
Net assets consist of:
Shares of beneficial interest	$10,792,701	$799,765,084	$378,627,768
Distributable earnings (loss)	(2,161,431)	160,043,353	3,626,387
Net Assets	$8,631,270	$959,808,437	$382,254,155
Shares outstanding (unlimited amount authorized, $0.01 par value)	500,001	16,600,000	12,800,000
Net asset value	$17.26	$57.82	$29.86
Market price	$17.32	$57.83	$29.89
Unaffiliated investments in securities, at cost	$9,797,949	$807,090,957	$350,012,698
Affiliated investments in securities, at cost	$949,901	$21,584,112	$14,793,518
Foreign currencies, at cost	$376	$672,114	$11,304
(a)Includes securities on loan with an aggregate value of:	$893,237	$20,284,456	$13,832,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

73

Statements of Operations

For the year ended October 31, 2024

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Investment income:
Unaffiliated dividend income	$4,422,603	$2,549,182	$4,558,412	$67,283,143	$16,487,435
Affiliated dividend income	54,947	1,624	4,183	27,225	5,960
Securities lending income, net	532,011	24,396	41,515	752,651	889,843
Foreign withholding tax	(247,957)	(285,143)	(627,078)	(6,780,993)	(1,742,487)
Total investment income	4,761,604	2,290,059	3,977,032	61,282,026	15,640,751
Expenses:
Unitary management fees	4,246,086	1,038,969	1,156,424	7,595,111	2,407,993
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Professional fees	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Tax expenses	-	-	-	-	-
Other expenses	-	-	-	-	-
Total expenses	4,246,086	1,038,969	1,156,424	7,595,111	2,407,993
Less: Waivers	(1,050)	(29)	(101)	(494)	(110)
Net expenses	4,245,036	1,038,940	1,156,323	7,594,617	2,407,883
Net investment income	516,568	1,251,119	2,820,709	53,687,409	13,232,868
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(91,136,063)	8,873,031	8,121,714	12,148,947	2,093,647
Affiliated investment securities	12,277	1,312	1,076	18,574	13,843
Unaffiliated in-kind redemptions	6,351,365	5,305,450	1,489,228	32,224,181	22,518,486
Affiliated in-kind redemptions	-	-	-	-	-
Foreign currencies	(124,768)	(71,757)	(57,474)	(73,500)	(104,029)
Distributions of underlying fund shares	-	-	-	-	-
Net realized gain (loss)	(84,897,189)	14,108,036	9,554,544	44,318,202	24,521,947
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	211,881,364	23,116,745	7,576,537	237,568,116	52,982,324
Affiliated investment securities	(1,613)	(350)	(74)	(8,279)	(5,144)
Foreign currencies	-	14,004	(2,375)	(128,665)	(49,790)
Change in net unrealized appreciation	211,879,751	23,130,399	7,574,088	237,431,172	52,927,390
Net realized and unrealized gain (loss)	126,982,562	37,238,435	17,128,632	281,749,374	77,449,337
Net increase in net assets resulting from operations	$127,499,130	$38,489,554	$19,949,341	$335,436,783	$90,682,205

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
(b)	Net of foreign taxes of $4,402,184.
(c)	Net of foreign taxes of $(4,596,649).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)(a)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco S&P Global Water Index ETF (CGW)

$61,528,480	$1,872,915	$4,237,705	$3,359,188	$10,568,170	$1,827,045	$270,848	$18,435,346
247,828	2,481	4,457	1,581	19,822	1,509	332	18,329
184,758	1,060,962	70,972	25,730	12,140	41,254	2,779	53,390
(5,987,118)	(217,256)	(309,950)	(299,752)	(567,003)	(73,800)	(22,660)	(647,380)
55,973,948	2,719,102	4,003,184	3,086,747	10,033,129	1,796,008	251,299	17,859,685

5,956,483	910,946	2,082,755	461,557	577,904	-	24,355	-
-	-	-	-	-	270,894	-	4,847,508
-	-	-	-	-	101,891	-	404,473
-	-	-	-	-	13,773	-	71,579
-	-	-	-	-	35,252	-	33,156
-	-	-	-	-	46,049	-	284,527
-	-	-	-	-	10,161	-	16,961
-	-	-	-	-	845	-	-
-	-	-	-	-	65,756	-	95,174
5,956,483	910,946	2,082,755	461,557	577,904	544,621	24,355	5,753,378
(4,473)	(45)	(80)	(28)	(355)	(146,882)	(351)	(348)
5,952,010	910,901	2,082,675	461,529	577,549	397,739	24,004	5,753,030
50,021,938	1,808,201	1,920,509	2,625,218	9,455,580	1,398,269	227,295	12,106,655

9,430,425 (b)	(45,289,966)	4,288,833	4,969,106	(401,377)	280,093	(256,095)	61,068,520
2,242	9,147	248	139	(90)	72,265	5,326	343
3,047,496	1,382,498	20,398,727	4,117,452	1,250,865	2,409,816	(36,972)	69,505,492
-	-	-	-	-	5,576	5,493	-
(112,967)	6,801	45,835	3,488	70,691	(6,976)	(1,207)	(322,048)
-	-	-	-	-	11,001	1,672	-
12,367,196	(43,891,520)	24,733,643	9,090,185	920,089	2,771,775	(281,783)	130,252,307

240,039,614 (c)	42,496,869	37,854,498	7,721,704	50,966,294	5,967,361	984,900	98,550,594
(2,856)	(1,786)	(476)	(173)	-	39,400	1,418	(1,516)
(166,129)	6,155	(2,128)	(1,543)	(54,881)	10,649	(458)	34,863
239,870,629	42,501,238	37,851,894	7,719,988	50,911,413	6,017,410	985,860	98,583,941
252,237,825	(1,390,282)	62,585,537	16,810,173	51,831,502	8,789,185	704,077	228,836,248
$302,259,763	$417,919	$64,506,046	$19,435,391	$61,287,082	$10,187,454	$931,372	$240,942,903

75

Statements of Operations—(continued)

For the year ended October 31, 2024

Invesco S&P International Developed Quality ETF (IDHQ)
Investment income:
Unaffiliated dividend income	$7,528,478
Affiliated dividend income	2,578
Securities lending income, net	33,418
Foreign withholding tax claims	395
Foreign withholding tax	(772,410)
Total investment income	6,792,459
Expenses:
Unitary management fees	842,862
Less: Waivers	(46)
Net expenses	842,816
Net investment income	5,949,643
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	184,951
Affiliated investment securities	407
Foreign currencies	65,355
Net realized gain	250,713
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	32,916,825
Affiliated investment securities	(372)
Foreign currencies	11,408
Change in net unrealized appreciation	32,927,861
Net realized and unrealized gain	33,178,574
Net increase in net assets resulting from operations	$39,128,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

77

Statements of Changes in Net Assets

For the years ended October 31, 2024 and 2023

	Invesco China Technology ETF (CQQQ)		Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$516,568	$(1,850,746)	$1,251,119	$2,284,410
Net realized gain (loss)	(84,897,189)	(190,010,957)	14,108,036	6,114,792
Change in net unrealized appreciation	211,879,751	250,493,027	23,130,399	1,519,305
Net increase in net assets resulting from operations	127,499,130	58,631,324	38,489,554	9,918,507
Distributions to Shareholders from:
Distributable earnings	(3,679,038)	(670,073)	(1,704,332)	(2,199,157)
Shareholder Transactions:
Proceeds from shares sold	122,467,092	103,484,499	20,522,514	32,883,352
Value of shares repurchased	(164,313,312)	(179,557,792)	(29,630,154)	(33,583,440)
Transaction fees	320,572	553,435	-	-
Net increase (decrease) in net assets resulting from share transactions	(41,525,648)	(75,519,858)	(9,107,640)	(700,088)
Net increase (decrease) in net assets	82,294,444	(17,558,607)	27,677,582	7,019,262
Net assets:
Beginning of year	685,051,044	702,609,651	108,533,260	101,513,998
End of year	$767,345,488	$685,051,044	$136,210,842	$108,533,260
Changes in Shares Outstanding:
Shares sold	3,650,000	2,200,000	650,000	1,150,000
Shares repurchased	(4,850,000)	(4,300,000)	(900,000)	(1,100,000)
Shares outstanding, beginning of year	19,750,000	21,850,000	3,950,000	3,900,000
Shares outstanding, end of year	18,550,000	19,750,000	3,700,000	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)		Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)		Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)		Invesco FTSE RAFI Emerging Markets ETF (PXH)
2024	2023	2024	2023	2024	2023	2024	2023

$2,820,709	$4,054,931	$53,687,409	$51,705,367	$13,232,868	$14,145,160	$50,021,938	$58,207,681
9,554,544	5,809,329	44,318,202	(19,477,289)	24,521,947	(5,800,733)	12,367,196	(32,756,042)
7,574,088	8,275,771	237,431,172	143,931,854	52,927,390	41,496,195	239,870,629	149,169,351
19,949,341	18,140,031	335,436,783	176,159,932	90,682,205	49,840,622	302,259,763	174,620,990

(2,940,169)	(3,777,465)	(58,436,863)	(50,508,745)	(14,880,598)	(15,381,159)	(53,025,417)	(59,342,500)

13,756,187	22,859,588	43,250,393	246,714,932	-	14,192,205	7,649,553	10,977,479
(25,579,831)	(44,907,905)	(101,528,282)	(24,507,745)	(150,555,499)	(62,362,283)	(116,508,977)	(238,230,978)
53,720	122,808	11,156	80,392	28,612	14,683	154,895	303,421
(11,769,924)	(21,925,509)	(58,266,733)	222,287,579	(150,526,887)	(48,155,395)	(108,704,529)	(226,950,078)
5,239,248	(7,562,943)	218,733,187	347,938,766	(74,725,280)	(13,695,932)	140,529,817	(111,671,588)

118,030,094	125,593,037	1,478,476,525	1,130,537,759	475,466,247	489,162,179	1,094,568,999	1,206,240,587
$123,269,342	$118,030,094	$1,697,209,712	$1,478,476,525	$400,740,967	$475,466,247	$1,235,098,816	$1,094,568,999

700,000	1,250,000	900,000	5,850,000	-	500,000	400,000	600,000
(1,300,000)	(2,400,000)	(2,050,000)	(550,000)	(4,650,000)	(2,000,000)	(5,850,000)	(13,350,000)
6,750,000	7,900,000	35,350,000	30,050,000	16,850,000	18,350,000	63,400,000	76,150,000
6,150,000	6,750,000	34,200,000	35,350,000	12,200,000	16,850,000	57,950,000	63,400,000

79

Statements of Changes in Net Assets—(continued)

For the years ended October 31, 2024 and 2023

	Invesco Global Clean Energy ETF (PBD)		Invesco Global Water ETF (PIO)
	2024	2023	2024	2023
Operations:
Net investment income	$1,808,201	$3,092,080	$1,920,509	$2,416,151
Net realized gain (loss)	(43,891,520)	(38,066,946)	24,733,643	2,281,677
Change in net unrealized appreciation (depreciation)	42,501,238	(14,629,249)	37,851,894	10,088,774
Net increase (decrease) in net assets resulting from operations	417,919	(49,604,115)	64,506,046	14,786,602
Distributions to Shareholders from:
Distributable earnings	(3,175,547)	(6,009,522)	(2,322,822)	(2,520,644)
Shareholder Transactions:
Proceeds from shares sold	-	-	22,788,517	-
Value of shares repurchased	(31,679,902)	(29,435,232)	(49,897,507)	(34,948,695)
Transaction fees	17,554	14,283	2,314	2,356
Net increase (decrease) in net assets resulting from share transactions	(31,662,348)	(29,420,949)	(27,106,676)	(34,946,339)
Net increase (decrease) in net assets	(34,419,976)	(85,034,586)	35,076,548	(22,680,381)
Net assets:
Beginning of year	131,693,385	216,727,971	234,604,956	257,285,337
End of year	$97,273,409	$131,693,385	$269,681,504	$234,604,956
Changes in Shares Outstanding:
Shares sold	-	-	550,000	-
Shares repurchased	(2,250,000)	(1,600,000)	(1,250,000)	(1,000,000)
Shares outstanding, beginning of year	9,825,000	11,425,000	7,350,000	8,350,000
Shares outstanding, end of year	7,575,000	9,825,000	6,650,000	7,350,000

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco International BuyBack AchieversTM ETF (IPKW)		Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)		Invesco MSCI Green Building ETF (GBLD)
2024	2023	2024(a)	2024	2023	2024	2023

$2,625,218	$2,302,394	$9,455,580	$1,398,269	$1,445,638	$227,295	$250,508
9,090,185	1,990,912	920,089	2,771,775	534,721	(281,783)	(450,485)
7,719,988	5,193,767	50,911,413	6,017,410	(1,386,741)	985,860	(268,256)
19,435,391	9,487,073	61,287,082	10,187,454	593,618	931,372	(468,233)

(2,656,429)	(2,221,342)	(5,411,634)	(1,329,995)	(1,560,660)	(383,598)	(253,373)

46,733,396	29,985,637	1,630,232,338	5,107,181	-	5,343,301	1,730,816
(50,763,195)	(39,692,142)	(6,489,558)	(11,032,906)	(7,552,564)	(3,197,144)	-
3,144	2,838	-	1,604	395	-	-
(4,026,655)	(9,703,667)	1,623,742,780	(5,924,121)	(7,552,169)	2,146,157	1,730,816
12,752,307	(2,437,936)	1,679,618,228	2,933,338	(8,519,211)	2,693,931	1,009,210

78,347,404	80,785,340	-	52,137,244	60,656,455	5,937,339	4,928,129
$91,099,711	$78,347,404	$1,679,618,228	$55,070,582	$52,137,244	$8,631,270	$5,937,339

1,200,000	850,000	65,200,001	150,000	-	300,000	100,000
(1,350,000)	(1,150,000)	(250,000)	(350,000)	(250,000)	(200,000)	-
2,350,000	2,650,000	-	1,800,000	2,050,000	400,001	300,001
2,200,000	2,350,000	64,950,001	1,600,000	1,800,000	500,001	400,001

81

Statements of Changes in Net Assets—(continued)

For the years ended October 31, 2024 and 2023

	Invesco S&P Global Water Index ETF (CGW)		Invesco S&P International Developed Quality ETF (IDHQ)
	2024	2023	2024	2023
Operations:
Net investment income	$12,106,655	$14,718,009	$5,949,643	$3,882,309
Net realized gain (loss)	130,252,307	72,422,001	250,713	(2,980,142)
Change in net unrealized appreciation (depreciation)	98,583,941	(70,625,250)	32,927,861	12,105,810
Net increase in net assets resulting from operations	240,942,903	16,514,760	39,128,217	13,007,977
Distributions to Shareholders from:
Distributable earnings	(14,833,390)	(13,784,941)	(6,125,425)	(3,884,122)
Shareholder Transactions:
Proceeds from shares sold	74,009,380	101,723,809	173,125,379	74,725,773
Value of shares repurchased	(180,403,329)	(197,367,725)	-	-
Transaction fees	9,911	3,321	7,072	3,623
Net increase (decrease) in net assets resulting from share transactions	(106,384,038)	(95,640,595)	173,132,451	74,729,396
Net increase (decrease) in net assets	119,725,475	(92,910,776)	206,135,243	83,853,251
Net assets:
Beginning of year	840,082,962	932,993,738	176,118,912	92,265,661
End of year	$959,808,437	$840,082,962	$382,254,155	$176,118,912
Changes in Shares Outstanding:
Shares sold	1,360,000	2,000,000	5,800,000	2,850,000
Shares repurchased	(3,280,000)	(3,920,000)	-	-
Shares outstanding, beginning of year	18,520,000	20,440,000	7,000,000	4,150,000
Shares outstanding, end of year	16,600,000	18,520,000	12,800,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights

Invesco China Technology ETF (CQQQ)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$34.69	$32.16	$68.90	$73.98	$47.88
Net investment income (loss)(a)	0.03	(0.09)	(0.07)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	6.83	2.62	(36.71)	(4.54)	26.17
Total from investment operations	6.86	2.53	(36.78)	(4.69)	26.11
Distributions to shareholders from:
Net investment income	(0.20)	(0.03)	-	(0.39)	(0.01)
Transaction fees(a)	0.02	0.03	0.04	-	-
Net asset value at end of year	$41.37	$34.69	$32.16	$68.90	$73.98
Market price at end of year(b)	$41.32	$34.67	$31.96	$68.25	$74.34
Net Asset Value Total Return(c)	19.91%	7.95%	(53.32)%	(6.41)%	54.53%
Market Price Total Return(c)	19.84%	8.56%	(53.17)%	(7.75)%	55.97%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$767,345	$685,051	$702,610	$1,519,338	$1,043,162
Ratio to average net assets of:
Expenses	0.66%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.08%	(0.21)%	(0.14)%	(0.19)%	(0.09)%
Portfolio turnover rate(d)	43%	58%	58%	54%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$27.48	$26.03	$39.99	$29.82	$27.18
Net investment income(a)	0.33	0.54	0.40	0.22 (b)	0.13
Net realized and unrealized gain (loss) on investments	9.44	1.42	(13.59)	10.12	2.77
Total from investment operations	9.77	1.96	(13.19)	10.34	2.90
Distributions to shareholders from:
Net investment income	(0.44)	(0.51)	(0.77)	(0.17)	(0.26)
Net asset value at end of year	$36.81	$27.48	$26.03	$39.99	$29.82
Market price at end of year(c)	$36.89	$27.65	$26.00	$40.09	$29.77
Net Asset Value Total Return(d)	35.67%	7.40%	(33.25)%	34.70%	10.82%
Market Price Total Return(d)	35.14%	8.18%	(33.49)%	35.26%	10.96%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$136,211	$108,533	$101,514	$251,951	$155,043
Ratio to average net assets of:
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.96%	1.83%	1.22%	0.59%(b)	0.47%
Portfolio turnover rate(e)	114%	144%	152%	161%	115%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes income received from foreign withholding tax claims. Net investment income per share and the ratio of net investment income to average net assets excluding the foreign withholding tax claims are $0.16 and 0.44%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights—(continued)

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$17.49	$15.90	$24.99	$19.56	$18.59
Net investment income(a)	0.45	0.51	0.57 (b)	0.19	0.23
Net realized and unrealized gain (loss) on investments	2.56	1.56	(8.97)	5.52	1.07
Total from investment operations	3.01	2.07	(8.40)	5.71	1.30
Distributions to shareholders from:
Net investment income	(0.47)	(0.50)	(0.71)	(0.30)	(0.34)
Transaction fees(a)	0.01	0.02	0.02	0.02	0.01
Net asset value at end of year	$20.04	$17.49	$15.90	$24.99	$19.56
Market price at end of year(c)	$20.02	$17.46	$15.85	$24.81	$19.60
Net Asset Value Total Return(d)	17.19%	12.98%	(34.05)%	29.35%	7.08%
Market Price Total Return(d)	17.28%	13.16%	(33.79)%	28.17%	7.77%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$123,269	$118,030	$125,593	$214,944	$155,489
Ratio to average net assets of:
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.20%	2.76%	2.66%(b)	0.79%	1.25%
Portfolio turnover rate(e)	175%	150%	169%	198%	155%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.48 and 2.24%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights—(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$41.82	$37.62	$48.20	$34.17	$40.99
Net investment income(a)	1.55	1.54	1.40	1.42	0.94
Net realized and unrealized gain (loss) on investments	7.95	4.15	(9.83)	13.72	(6.85)
Total from investment operations	9.50	5.69	(8.43)	15.14	(5.91)
Distributions to shareholders from:
Net investment income	(1.69)	(1.49)	(2.15)	(1.11)	(0.92)
Transaction fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value at end of year	$49.63	$41.82	$37.62	$48.20	$34.17
Market price at end of year(c)	$49.65	$42.17	$37.71	$48.22	$34.25
Net Asset Value Total Return(d)	22.84%	15.00%	(17.95)%	44.49%	(14.26)%
Market Price Total Return(d)	21.87%	15.68%	(17.81)%	44.22%	(13.80)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,697,210	$1,478,477	$1,130,538	$1,200,189	$871,403
Ratio to average net assets of:
Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.18%	3.52%	3.24%	3.09%	2.57%
Portfolio turnover rate(e)	12%	12%	16%	17%	11%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights—(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$28.22	$26.66	$38.13	$28.93	$30.67
Net investment income(a)	0.88	0.79	0.81	0.65	0.60
Net realized and unrealized gain (loss) on investments	4.74	1.63	(11.23)	9.25	(1.70)
Total from investment operations	5.62	2.42	(10.42)	9.90	(1.10)
Distributions to shareholders from:
Net investment income	(0.99)	(0.86)	(1.06)	(0.70)	(0.64)
Transaction fees(a)	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net asset value at end of year	$32.85	$28.22	$26.66	$38.13	$28.93
Market price at end of year(c)	$32.91	$28.42	$26.68	$38.41	$28.94
Net Asset Value Total Return(d)	19.97%	8.88%	(27.72)%	34.34%	(3.36)%
Market Price Total Return(d)	19.34%	9.58%	(28.21)%	35.26%	(2.53)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$400,741	$475,466	$489,162	$434,660	$308,106
Ratio to average net assets of:
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.69%	2.58%	2.55%	1.77%	2.09%
Portfolio turnover rate(e)	30%	31%	32%	31%	26%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights—(continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$17.26	$15.84	$22.43	$17.51	$20.95
Net investment income(a)	0.82	0.84	1.06 (b)	0.92	0.59
Net realized and unrealized gain (loss) on investments	4.11	1.45	(6.37)	4.63	(3.40)
Total from investment operations	4.93	2.29	(5.31)	5.55	(2.81)
Distributions to shareholders from:
Net investment income	(0.88)	(0.87)	(1.29)	(0.64)	(0.63)
Transaction fees(a)	0.00 (c)	0.00 (c)	0.01	0.01	0.00 (c)
Net asset value at end of year	$21.31	$17.26	$15.84	$22.43	$17.51
Market price at end of year(d)	$21.35	$17.25	$15.85	$22.34	$17.51
Net Asset Value Total Return(e)	28.95%	14.21%	(24.47)%	31.79%	(13.44)%
Market Price Total Return(e)	29.27%	14.09%	(24.14)%	31.28%	(13.36)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,235,099	$1,094,569	$1,206,241	$1,360,503	$969,844
Ratio to average net assets of:
Expenses	0.49%	0.49%	0.49%	0.49%(f)	0.49%(f)
Net investment income	4.11%	4.57%	5.39%(b)	4.11%	3.14%
Portfolio turnover rate(g)	21%	21%	36%	34%	22%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 3.19%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)

Invesco Global Clean Energy ETF (PBD)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$13.40	$18.97	$31.28	$22.89	$12.66
Net investment income(a)	0.21	0.29	0.25	0.16	0.19
Net realized and unrealized gain (loss) on investments	(0.41)	(5.30)	(12.25)	8.37	10.30
Total from investment operations	(0.20)	(5.01)	(12.00)	8.53	10.49
Distributions to shareholders from:
Net investment income	(0.36)	(0.56)	(0.31)	(0.14)	(0.26)
Transaction fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$12.84	$13.40	$18.97	$31.28	$22.89
Market price at end of year(c)	$12.82	$13.41	$18.89	$31.31	$22.92
Net Asset Value Total Return(d)	(1.80)%	(27.24)%	(38.52)%	37.31%	84.06%
Market Price Total Return(d)	(2.03)%	(26.86)%	(38.83)%	37.26%	85.77%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$97,273	$131,693	$216,728	$399,619	$124,178
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.49%	1.56%	1.09%	0.52%	1.20%
Portfolio turnover rate(e)	52%	64%	67%	74%	56%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)

Invesco Global Water ETF (PIO)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$31.92	$30.81	$41.68	$31.17	$28.94
Net investment income(a)	0.28	0.31	0.32	0.58 (b)	0.25
Net realized and unrealized gain (loss) on investments	8.69	1.12	(10.75)	10.35	2.27
Total from investment operations	8.97	1.43	(10.43)	10.93	2.52
Distributions to shareholders from:
Net investment income	(0.34)	(0.32)	(0.44)	(0.42)	(0.29)
Transaction fees(a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of year	$40.55	$31.92	$30.81	$41.68	$31.17
Market price at end of year(d)	$40.49	$31.94	$30.89	$41.72	$31.18
Net Asset Value Total Return(e)	28.10%	4.57%	(25.14)%	35.17%	8.76%
Market Price Total Return(e)	27.84%	4.37%	(25.02)%	35.26%	9.16%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$269,682	$234,605	$257,285	$323,028	$207,262
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.69%	0.89%	0.91%	1.52%(b)	0.86%
Portfolio turnover rate(f)	48%	40%	35%	31%	30%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.35 and 0.92%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)

Invesco International BuyBack AchieversTM ETF (IPKW)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$33.34	$30.49	$43.74	$31.35	$32.20
Net investment income(a)	1.23	0.98	1.12	2.55 (b)	0.57
Net realized and unrealized gain (loss) on investments	8.12	2.79	(10.90)	10.57	(0.82)
Total from investment operations	9.35	3.77	(9.78)	13.12	(0.25)
Distributions to shareholders from:
Net investment income	(1.28)	(0.92)	(3.47)	(0.73)	(0.61)
Transaction fees(a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.01
Net asset value at end of year	$41.41	$33.34	$30.49	$43.74	$31.35
Market price at end of year(d)	$41.55	$33.48	$30.48	$43.78	$31.42
Net Asset Value Total Return(e)	28.26%	12.35%	(23.55)%	41.90%	(0.30)%
Market Price Total Return(e)	28.16%	12.85%	(23.65)%	41.72%	0.37%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$91,100	$78,347	$80,785	$124,660	$92,470
Ratio to average net assets of:
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.13%	2.85%	3.08%	5.98%(b)	1.86%
Portfolio turnover rate(f)	93%	97%	101%	113%	88%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 1.47%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco MSCI Global Climate 500 ETF (KLMT)

For the Period June 24, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.15
Net realized and unrealized gain on investments	0.79
Total from investment operations	0.94
Distributions to shareholders from:
Net investment income	(0.08)
Net asset value at end of period	$25.86
Market price at end of period(c)	$25.93
Net Asset Value Total Return(d)	3.77%(e)
Market Price Total Return(d)	4.05%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,679,618
Ratio to average net assets of:
Expenses	0.10%(f)
Net investment income	1.64%(f)
Portfolio turnover rate(g)	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 26, 2024, the first day of trading on the exchange) to October 31, 2024 was 3.81%. The market price total return from Fund Inception to October 31, 2024 was 3.88%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights—(continued)

Invesco MSCI Global Timber ETF (CUT)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$28.97	$29.59	$36.09	$27.82	$27.65
Net investment income(a)	0.85	0.75	0.68	0.55	0.53
Net realized and unrealized gain (loss) on investments	5.38	(0.59)	(6.60)	8.27	0.40
Total from investment operations	6.23	0.16	(5.92)	8.82	0.93
Distributions to shareholders from:
Net investment income	(0.78)	(0.78)	(0.58)	(0.55)	(0.77)
Transaction fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value at end of year	$34.42	$28.97	$29.59	$36.09	$27.82
Market price at end of year(c)	$34.46	$29.03	$29.53	$36.09	$27.81
Net Asset Value Total Return(d)	21.75%	0.44%	(16.65)%	31.90%	3.29%
Market Price Total Return(d)	21.64%	0.85%	(16.82)%	31.95%	3.60%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$55,071	$52,137	$60,656	$92,035	$75,101
Ratio to average net assets of:
Expenses, after Waivers	0.73%	0.67%	0.61%	0.60%	0.55%
Expenses, prior to Waivers	1.01%	0.82%	0.69%	0.68%	0.72%
Net investment income	2.58%	2.48%	1.99%	1.51%	2.00%
Portfolio turnover rate(e)	32%	10%	15%	14%	10%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights—(continued)

Invesco MSCI Green Building ETF (GBLD)

	Years Ended October 31,			For the Period April 20, 2021(a) Through October 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$14.84	$16.43	$23.82	$25.00
Net investment income(b)	0.61	0.70	0.69	0.44
Net realized and unrealized gain (loss) on investments	2.91	(1.59)	(7.21)	(1.21)
Total from investment operations	3.52	(0.89)	(6.52)	(0.77)
Distributions to shareholders from:
Net investment income	(1.10)	(0.70)	(0.76)	(0.41)
Return of capital	-	-	(0.11)	-
Total distributions	(1.10)	(0.70)	(0.87)	(0.41)
Net asset value at end of period	$17.26	$14.84	$16.43	$23.82
Market price at end of period(c)	$17.32	$14.93	$16.44	$23.89
Net Asset Value Total Return(d)	23.99%	(5.79)%	(28.05)%	(3.13)%(e)
Market Price Total Return(d)	23.68%	(5.28)%	(28.22)%	(2.84)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,631	$5,937	$4,928	$4,764
Ratio to average net assets of:
Expenses, after Waivers	0.38%	0.38%	0.39%	0.39%(f)
Expenses, prior to Waivers	0.39%	0.39%	0.39%	0.39%(f)
Net investment income	3.64%	4.14%	3.40%	3.34%(f)
Portfolio turnover rate(g)	13%	23%	17%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (April 22, 2021, the first day of trading on the exchange) to October 31, 2021 was (2.74)%. The market price total return from Fund Inception to October 31, 2021 was (2.30)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights—(continued)

Invesco S&P Global Water Index ETF (CGW)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$45.36	$45.65	$58.91	$41.43	$39.55
Net investment income(a)	0.69	0.75	0.61	1.08 (b)	0.63
Net realized and unrealized gain (loss) on investments	12.59	(0.36)(c)	(12.91)	17.06	1.86
Total from investment operations	13.28	0.39	(12.30)	18.14	2.49
Distributions to shareholders from:
Net investment income	(0.82)	(0.68)	(0.96)	(0.66)	(0.61)
Transaction fees(a)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value at end of year	$57.82	$45.36	$45.65	$58.91	$41.43
Market price at end of year(e)	$57.83	$45.37	$45.66	$59.04	$41.54
Net Asset Value Total Return(f)	29.49%	0.81%	(21.21)%	44.25%	6.31%
Market Price Total Return(f)	29.48%	0.81%	(21.37)%	44.18%	6.62%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$959,808	$840,083	$932,994	$1,199,341	$710,871
Ratio to average net assets of:
Expenses	0.59%	0.56%	0.57%	0.57%	0.57%
Net investment income	1.25%	1.53%	1.20%	2.08%(b)	1.61%
Portfolio turnover rate(g)	42%	36%	35%	15%	15%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.62 and 1.18%, respectively.

(c)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)

Invesco S&P International Developed Quality ETF (IDHQ)

	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$25.16	$22.23	$31.38	$25.01	$24.47
Net investment income(a)	0.61	0.69	0.76	0.63	0.46
Net realized and unrealized gain (loss) on investments	4.72	2.91	(9.05)	6.39	0.55
Total from investment operations	5.33	3.60	(8.29)	7.02	1.01
Distributions to shareholders from:
Net investment income	(0.63)	(0.67)	(0.86)	(0.65)	(0.47)
Transaction fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$29.86	$25.16	$22.23	$31.38	$25.01
Market price at end of year(c)	$29.89	$25.35	$22.23	$31.53	$25.00
Net Asset Value Total Return(d)	21.17%	16.13%	(26.69)%	28.19%	4.42%
Market Price Total Return(d)	20.38%	17.00%	(27.04)%	28.85%	4.09%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$382,254	$176,119	$92,266	$114,522	$100,021
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.05%	2.64%	2.85%	2.09%	1.83%
Portfolio turnover rate(e)	43%	50%	62%	61%	42%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco China Technology ETF (CQQQ)	"China Technology ETF"
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	"Dorsey Wright Developed Markets Momentum ETF"
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	"Dorsey Wright Emerging Markets Momentum ETF"
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	"FTSE RAFI Developed Markets ex-U.S. ETF"
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	"FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF"
Invesco FTSE RAFI Emerging Markets ETF (PXH)	"FTSE RAFI Emerging Markets ETF"
Invesco Global Clean Energy ETF (PBD)	"Global Clean Energy ETF"
Invesco Global Water ETF (PIO)	"Global Water ETF"
Invesco International BuyBack AchieversTM ETF (IPKW)	"International BuyBack AchieversTM ETF"
Invesco MSCI Global Climate 500 ETF (KLMT)	"MSCI Global Climate 500 ETF"
Invesco MSCI Global Timber ETF (CUT)	"MSCI Global Timber ETF"
Invesco MSCI Green Building ETF (GBLD)	"MSCI Green Building ETF"
Invesco S&P Global Water Index ETF (CGW)	"S&P Global Water Index ETF"
Invesco S&P International Developed Quality ETF (IDHQ)	"S&P International Developed Quality ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
Dorsey Wright Developed Markets Momentum ETF	The Nasdaq Stock Market LLC
Dorsey Wright Emerging Markets Momentum ETF	The Nasdaq Stock Market LLC
FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc.
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market LLC
International BuyBack AchieversTM ETF	The Nasdaq Stock Market LLC
MSCI Global Climate 500 ETF	NYSE Arca, Inc.
MSCI Global Timber ETF	NYSE Arca, Inc.
MSCI Green Building ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

96

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
China Technology ETF	FTSE China Incl A 25% Technology Capped Index
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global Water IndexSM
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Climate 500 ETF	MSCI ACWI Select Climate 500 Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
MSCI Green Building ETF	MSCI Global Green Building Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on

97

a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations

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and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Dividends and Distributions to Shareholders - Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and

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other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may

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act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2024, each Fund (except for Dorsey Wright Developed Markets Momentum ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and International BuyBack AchieversTM ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount
China Technology ETF	$1,700
Dorsey Wright Emerging Markets Momentum ETF	2,765
FTSE RAFI Emerging Markets ETF	956
Global Clean Energy ETF	35,687
Global Water ETF	274
MSCI Global Climate 500 ETF(a)	220
MSCI Global Timber ETF	914
MSCI Green Building ETF	151
S&P Global Water Index ETF	1,397
S&P International Developed Quality ETF	191

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

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Environmental, Social and Governance ("ESG") Investing Strategy Risk. For certain Funds, the stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events;

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obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Climate 500 ETF, MSCI Global Timber ETF, MSCI Green Building ETF and S&P Global Water Index ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Risk of Green Building Investing. Companies involved in “green building” face many of the risk factors associated generally with the building and construction industry, including that such companies may be significantly affected by changes in government spending or regulation, zoning laws, economic conditions and world events, interest rates, taxation, real estate values and overbuilding. Such companies may be impacted by the supply and demand both for their specific products or services and for industrial sector products in general. In addition, such companies face risks specific to sustainable or “green” building, including: building costs may be more expensive for green buildings as compared to conventional buildings; green construction materials may not be readily available; the costs associated with obtaining third-party certification; and the failure to continue to meet certification standards. The technology and methods for green building are relatively new, and there is uncertainty surrounding the longevity and warranty of new products and/or the use of relatively untested materials. Moreover, there remains uncertainty about how the regulatory environment might evolve with respect to green building.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Thematic Investing Risk. Certain Funds rely on the index provider for their respective Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates ESG factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively

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impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund listed below to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
China Technology ETF*	0.65%
Dorsey Wright Developed Markets Momentum ETF	0.80%
Dorsey Wright Emerging Markets Momentum ETF	0.90%
FTSE RAFI Developed Markets ex-U.S. ETF	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%
FTSE RAFI Emerging Markets ETF	0.49%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
MSCI Global Climate 500 ETF	0.10%
MSCI Green Building ETF	0.39%
S&P International Developed Quality ETF	0.29%

*	Effective January 5, 2024, the Fund’s unitary management fee was reduced from 0.70% to 0.65%.
Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:

Management Fees (as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each of MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2026. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for S&P Global Water Index ETF.

Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other

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funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
China Technology ETF	$1,050
Dorsey Wright Developed Markets Momentum ETF	29
Dorsey Wright Emerging Markets Momentum ETF	101
FTSE RAFI Developed Markets ex-U.S. ETF	494
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	110
FTSE RAFI Emerging Markets ETF	4,473
Global Clean Energy ETF	45
Global Water ETF	80
International BuyBack AchieversTM ETF	28
MSCI Global Climate 500 ETF(a)	355
MSCI Global Timber ETF	146,882
MSCI Green Building ETF	351
S&P Global Water Index ETF	348
S&P International Developed Quality ETF	46

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of October 31, 2024 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		10/31/25	10/31/26	10/31/27
MSCI Global Timber ETF	$285,594	$62,434	$79,259	$143,901
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
China Technology ETF	FTSE International Ltd.
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
FTSE RAFI Emerging Markets ETF	FTSE International Ltd.
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Climate 500 ETF	MSCI, Inc.
MSCI Global Timber ETF	MSCI, Inc.
MSCI Green Building ETF	MSCI, Inc.
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement

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with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
China Technology ETF	$5,532
Dorsey Wright Developed Markets Momentum ETF	15,320
Dorsey Wright Emerging Markets Momentum ETF	2,847
FTSE RAFI Developed Markets ex-U.S. ETF	7,414
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	9,621
FTSE RAFI Emerging Markets ETF	5,795
Global Clean Energy ETF	60,992
Global Water ETF	6,786
International BuyBack AchieversTM ETF	9,746
MSCI Global Climate 500 ETF(a)	933
MSCI Global Timber ETF	2,190
MSCI Green Building ETF	92
S&P Global Water Index ETF	3,769
S&P International Developed Quality ETF	15,884

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$77,662,961	$689,693,346	$11,192	$767,367,499
Money Market Funds	319,705	29,615,561	-	29,935,266
Total Investments	$77,982,666	$719,308,907	$11,192	$797,302,765

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	Level 1	Level 2	Level 3	Total
Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$136,074,643	$-	$-	$136,074,643
Money Market Funds	-	6,623,962	-	6,623,962
Total Investments	$136,074,643	$6,623,962	$-	$142,698,605
Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,548,522	$103,621,608	$-	$123,170,130
Money Market Funds	-	1,821,781	-	1,821,781
Total Investments	$19,548,522	$105,443,389	$-	$124,991,911
FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,690,495,368	$-	$0	$1,690,495,368
Money Market Funds	-	135,748,311	-	135,748,311
Total Investments	$1,690,495,368	$135,748,311	$0	$1,826,243,679
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,569,906	$347,977,137	$0	$399,547,043
Money Market Funds	-	63,282,002	-	63,282,002
Total Investments	$51,569,906	$411,259,139	$0	$462,829,045
FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$189,879,793	$1,044,741,813	$0	$1,234,621,606
Money Market Funds	9,010,769	55,145,840	-	64,156,609
Total Investments	$198,890,562	$1,099,887,653	$0	$1,298,778,215
Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,381,474	$61,785,481	$-	$97,166,955
Money Market Funds	-	30,454,995	-	30,454,995
Total Investments	$35,381,474	$92,240,476	$-	$127,621,950
Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$269,131,812	$-	$-	$269,131,812
Money Market Funds	122,640	7,422,966	-	7,545,606
Total Investments	$269,254,452	$7,422,966	$-	$276,677,418
International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$90,768,466	$-	$72,412	$90,840,878
Money Market Funds	-	3,664,907	-	3,664,907
Total Investments	$90,768,466	$3,664,907	$72,412	$94,505,785
MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,675,948,934	$-	$-	$1,675,948,934
Money Market Funds	1,973,306	6,659,061	-	8,632,367
Total Investments	$1,677,922,240	$6,659,061	$-	$1,684,581,301
MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,904,564	$19,365	$0	$54,923,929
Money Market Funds	704	8,560,564	-	8,561,268
Total Investments	$54,905,268	$8,579,929	$0	$63,485,197

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	Level 1	Level 2	Level 3	Total
MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,861,217	$5,758,915	$-	$8,620,132
Money Market Funds	-	949,893	-	949,893
Total Investments	$2,861,217	$6,708,808	$-	$9,570,025
S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$958,212,383	$-	$-	$958,212,383
Money Market Funds	62,938	21,520,635	-	21,583,573
Total Investments	$958,275,321	$21,520,635	$-	$979,795,956
S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$381,246,863	$-	$-	$381,246,863
Money Market Funds	-	14,793,203	-	14,793,203
Total Investments	$381,246,863	$14,793,203	$-	$396,040,066
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:

	2024	2023
	Ordinary Income*	Ordinary Income*
China Technology ETF	$3,679,038	$670,073
Dorsey Wright Developed Markets Momentum ETF	1,704,332	2,199,157
Dorsey Wright Emerging Markets Momentum ETF	2,940,169	3,777,465
FTSE RAFI Developed Markets ex-U.S. ETF	58,436,863	50,508,745
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	14,880,598	15,381,159
FTSE RAFI Emerging Markets ETF	53,025,417	59,342,500
Global Clean Energy ETF	3,175,547	6,009,522
Global Water ETF	2,322,822	2,520,644
International BuyBack AchieversTM ETF	2,656,429	2,221,342
MSCI Global Climate 500 ETF**	5,411,634	-
MSCI Global Timber ETF	1,329,995	1,560,660
MSCI Green Building ETF	383,598	253,373
S&P Global Water Index ETF	14,833,390	13,784,941
S&P International Developed Quality ETF	6,125,425	3,884,122

*	Includes short-term capital gain distributions, if any.
**	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies and Foreign Taxes	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
China Technology ETF	$1,873,623	$-	$-	$(13,372,478)	$-	$(774,009,001)	$1,552,853,344	$767,345,488
Dorsey Wright Developed Markets Momentum ETF	1,322,885	-	-	21,732,627	961	(159,680,756)	272,835,125	136,210,842
Dorsey Wright Emerging Markets Momentum ETF	183,606	-	-	9,592,265	(6,076)	(145,057,512)	258,557,059	123,269,342
FTSE RAFI Developed Markets ex-U.S. ETF	9,514,237	-	-	195,488,767	(210,519)	(123,229,356)	1,615,646,583	1,697,209,712

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	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies and Foreign Taxes	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
FTSE RAFI Developed Markets ex-U.S. Small- Mid ETF	$3,014,788	$-	$-	$(12,999,262)	$(82,129)	$(75,499,606)	$486,307,176	$400,740,967
FTSE RAFI Emerging Markets ETF	5,201,664	-	-	93,956,450	(8,780,569)	(246,548,780)	1,391,270,051	1,235,098,816
Global Clean Energy ETF	94,785	-	-	(43,442,049)	(2,210)	(252,059,336)	392,682,219	97,273,409
Global Water ETF	41,654	-	-	45,813,242	(134)	(70,450,810)	294,277,552	269,681,504
International BuyBack AchieversTM ETF	995,575	-	-	1,340,851	(10,648)	(58,667,714)	147,441,647	91,099,711
MSCI Global Climate 500 ETF	4,698,760	-	-	50,189,205	(54,881)	(207,138)	1,624,992,282	1,679,618,228
MSCI Global Timber ETF	1,394,760	-	(10,598)	3,574,954	(7,478)	(19,810,175)	69,929,119	55,070,582
MSCI Green Building ETF	36,320	-	(807)	(1,266,232)	(1,140)	(929,572)	10,792,701	8,631,270
S&P Global Water Index ETF	10,392,017	6,757,987	(19,653)	142,855,831	57,171	-	799,765,084	959,808,437
S&P International Developed Quality ETF	1,579,066	-	-	26,577,424	9,743	(24,539,846)	378,627,768	382,254,155
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2024, as follows:

	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$282,418,788	$491,590,213	$774,009,001
Dorsey Wright Developed Markets Momentum ETF	159,680,756	-	159,680,756
Dorsey Wright Emerging Markets Momentum ETF	145,057,512	-	145,057,512
FTSE RAFI Developed Markets ex-U.S. ETF	-	123,229,356	123,229,356
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	7,142,508	68,357,098	75,499,606
FTSE RAFI Emerging Markets ETF	18,281,560	228,267,220	246,548,780
Global Clean Energy ETF	78,186,612	173,872,724	252,059,336
Global Water ETF	48,532,238	21,918,572	70,450,810
International BuyBack AchieversTM ETF	51,177,477	7,490,237	58,667,714
MSCI Global Climate 500 ETF	207,138	-	207,138
MSCI Global Timber ETF	11,916,487	7,893,688	19,810,175
MSCI Green Building ETF	175,508	754,064	929,572
S&P Global Water Index ETF	-	-	-
S&P International Developed Quality ETF	16,040,295	8,499,551	24,539,846

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6—Investment Transactions
For the fiscal year ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
China Technology ETF	$278,205,865	$298,928,604
Dorsey Wright Developed Markets Momentum ETF	148,535,844	149,370,358
Dorsey Wright Emerging Markets Momentum ETF	224,058,308	231,510,845
FTSE RAFI Developed Markets ex-U.S. ETF	201,602,524	213,907,074
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	144,399,878	160,542,646
FTSE RAFI Emerging Markets ETF	250,226,596	353,519,885
Global Clean Energy ETF	62,616,508	70,765,722
Global Water ETF	132,386,946	131,971,831
International BuyBack AchieversTM ETF	77,749,423	78,770,223
MSCI Global Climate 500 ETF(a)	277,926,522	36,818,881
MSCI Global Timber ETF	17,230,958	17,724,112
MSCI Green Building ETF	920,239	790,123
S&P Global Water Index ETF	398,898,703	405,251,603
S&P International Developed Quality ETF	126,434,051	123,551,979

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
For the fiscal year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
China Technology ETF	$15,357,866	$40,071,456
Dorsey Wright Developed Markets Momentum ETF	19,830,493	28,520,533
Dorsey Wright Emerging Markets Momentum ETF	4,738,468	9,350,313
FTSE RAFI Developed Markets ex-U.S. ETF	40,747,100	95,312,008
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	-	136,632,359
FTSE RAFI Emerging Markets ETF	1,243,897	18,004,483
Global Clean Energy ETF	-	24,805,291
Global Water ETF	21,779,753	50,076,700
International BuyBack AchieversTM ETF	45,040,671	48,334,131
MSCI Global Climate 500 ETF(a)	1,389,588,236	6,560,394
MSCI Global Timber ETF	4,596,845	9,973,018
MSCI Green Building ETF	5,057,422	3,166,918
S&P Global Water Index ETF	68,396,257	172,268,342
S&P International Developed Quality ETF	169,409,163	-

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
China Technology ETF	$159,679,368	$(173,051,846)	$(13,372,478)	$810,675,243
Dorsey Wright Developed Markets Momentum ETF	24,656,522	(2,923,895)	21,732,627	120,965,978
Dorsey Wright Emerging Markets Momentum ETF	13,558,233	(3,965,968)	9,592,265	115,399,646
FTSE RAFI Developed Markets ex-U.S. ETF	351,304,922	(155,816,155)	195,488,767	1,630,754,912
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	57,996,580	(70,995,842)	(12,999,262)	475,828,307
FTSE RAFI Emerging Markets ETF	346,492,478	(252,536,028)	93,956,450	1,204,821,765
Global Clean Energy ETF	10,381,074	(53,823,123)	(43,442,049)	171,063,999
Global Water ETF	57,106,605	(11,293,363)	45,813,242	230,864,176

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
International BuyBack AchieversTM ETF	$6,160,434	$(4,819,583)	$1,340,851	$93,164,934
MSCI Global Climate 500 ETF	113,332,086	(63,142,881)	50,189,205	1,634,392,096
MSCI Global Timber ETF	9,973,198	(6,398,244)	3,574,954	59,910,243
MSCI Green Building ETF	239,149	(1,505,381)	(1,266,232)	10,836,257
S&P Global Water Index ETF	176,101,675	(33,245,844)	142,855,831	836,940,125
S&P International Developed Quality ETF	46,249,794	(19,672,370)	26,577,424	369,462,642
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, passive foreign investment companies and foreign currency transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2024, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
China Technology ETF	$(115,902)	$224,552	$(108,650)
Dorsey Wright Developed Markets Momentum ETF	880,982	(6,087,582)	5,206,600
Dorsey Wright Emerging Markets Momentum ETF	(57,324)	(1,431,905)	1,489,229
FTSE RAFI Developed Markets ex-U.S. ETF	2,038,131	(30,866,058)	28,827,927
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	1,843,145	(20,643,745)	18,800,600
FTSE RAFI Emerging Markets ETF	(1,165,898)	(193,635)	1,359,533
Global Clean Energy ETF	225,421	2,535,494	(2,760,915)
Global Water ETF	45,835	(20,150,914)	20,105,079
International BuyBack AchieversTM ETF	533,144	(4,258,711)	3,725,567
MSCI Global Climate 500 ETF	73,632	(1,323,134)	1,249,502
MSCI Global Timber ETF	(6,320)	(2,296,753)	2,303,073
MSCI Green Building ETF	1,448	125,824	(127,272)
S&P Global Water Index ETF	(322,048)	(65,920,002)	66,242,050
S&P International Developed Quality ETF	219,001	(219,001)	-
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund except MSCI Global Timber ETF and S&P Global Water Index ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

112

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.
NOTE 10—Subsequent Event
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index, principal investment strategy and annual unitary management fee for the Funds listed in the table below. The investment objective of each Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and each Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of its respective New Underlying Index.
These changes will be effective on March 24, 2025.

Current Fund Name	Current Underlying Index	Current Unitary Management Fee (as a % of average daily net assets)	New Fund Name	New Underlying Index	New Unitary Management Fee (as a % of average daily net assets)
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex-U.S. 1000 Index	0.45%	Invesco RAFI Developed Markets ex-U.S. ETF	RAFITM Fundamental Select Developed ex US 1000 Index	0.43%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex-U.S. Mid Small 1500 Index	0.49%	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	RAFITM Fundamental Select Developed ex US 1500 Index	0.47%
Invesco FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Index	0.49%	Invesco RAFI Emerging Markets ETF	RAFITM Fundamental Select Emerging Markets 350 Index	0.47%

113

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the fourteen Funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Fund Name
Invesco China Technology ETF (1)	Invesco Global Water ETF (1)
Invesco Dorsey Wright Developed Markets Momentum ETF (1)	Invesco International BuyBack AchieversTM ETF (1)
Invesco Dorsey Wright Emerging Markets Momentum ETF (1)	Invesco MSCI Global Climate 500 ETF (2)
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (1)	Invesco MSCI Global Timber ETF (1)
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (1)	Invesco MSCI Green Building ETF (1)
Invesco FTSE RAFI Emerging Markets ETF (1)	Invesco S&P Global Water Index ETF (1)
Invesco Global Clean Energy ETF (1)	Invesco S&P International Developed Quality ETF (1)
(1) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the years ended October 31, 2024 and 2023
(2) Statement of operations and statement of changes in net assets for the period June 24, 2024 (commencement of investment operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

114

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:

	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco China Technology ETF	0%	44%	0%	0%	0%
Invesco Dorsey Wright Developed Markets Momentum ETF	0%	72%	0%	0%	0%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0%	50%	0%	0%	0%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	0%	69%	0%	0%	0%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0%	61%	0%	0%	0%
Invesco FTSE RAFI Emerging Markets ETF	0%	46%	0%	0%	0%
Invesco Global Clean Energy ETF	0%	50%	2%	0%	0%
Invesco Global Water ETF	0%	100%	45%	0%	0%
Invesco International BuyBack AchieversTM ETF	0%	65%	0%	0%	0%
Invesco MSCI Global Climate 500 ETF	0%	86%	44%	0%	0%
Invesco MSCI Global Timber ETF	0%	68%	37%	0%	0%
Invesco MSCI Green Building ETF	14%	25%	1%	0%	0%
Invesco S&P Global Water Index ETF	0%	100%	49%	0%	0%
Invesco S&P International Developed Quality ETF	0%	79%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:

	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco Dorsey Wright Developed Markets Momentum ETF	$0.0577	$0.6893
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.0977	0.7308
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	0.1271	1.9742
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.0957	1.3481
Invesco FTSE RAFI Emerging Markets ETF	0.1747	1.0132
Invesco International BuyBack AchieversTM ETF	0.1085	1.5251
Invesco S&P International Developed Quality ETF	0.0540	0.5873

115

Approval of Investment Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Climate 500 ETF (the “Fund”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identity of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees noted that the portfolio managers of the Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of the Fund.  The Trustees also noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed matters related to the Adviser’s portfolio transaction policies and procedures.  Because the Fund had not yet commenced operations, the Trustees noted that no performance information for the Fund could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for the Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

Invesco Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco MSCI Global Climate 500 ETF	Lower than median (6)	Lower than median (2)	Lower than median (30)	Lower than median (3)
Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and  the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

116

Approval of Investment Advisory Contracts—(continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund.  The Board considered whether the proposed unitary advisory fee rate for the Fund was reasonable in relation to the proposed services and product strategy of the Fund, and it concluded that the unitary advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Fund, and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as the Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that the Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

117

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

118

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-INTL-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: January 3, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:January 3, 2025